UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Consumer Discretionary — 13.9%
Amazon.com, Cl A	12,440	$3,124
Apollo Group, Cl A	90,500	1,893
Autoliv (A)	17,400	1,173
Bed Bath & Beyond	132,935	7,432
Best Buy (A)	27,400	325
Big Lots (A)	27,800	791
Career Education	71,529	252
CBS, Cl B	275,340	10,477
Charter Communications, Cl A	37,590	2,866
Coach	247,641	13,746
Comcast, Cl A	81,000	3,028
Dillard’s, Cl A (A)	40,700	3,409
DIRECTV *	88,600	4,444
Discovery Communications, Cl A	58,140	3,691
DISH Network, Cl A	52,300	1,904
Expedia	22,100	1,358
Foot Locker, Cl A	34,700	1,115
Ford Motor	126,400	1,637
Fossil, Cl A	52,833	4,919
GameStop, Cl A (A)	165,300	4,147
Gannett (A)	147,300	2,653
Gap	142,400	4,420
General Motors	39,300	1,133
Harley-Davidson, Cl A	145,014	7,082
Harman International Industries, Cl A	14,300	638
Home Depot	89,020	5,506
ITT Educational Services * (A)	5,700	99
Kohl’s	43,200	1,857
Lear	47,300	2,215
Liberty Media - Interactive, Cl A *	374,500	7,370
Lowe’s	239,243	8,498
Macy’s	57,200	2,232
Mohawk Industries	300	27
News, Cl A	175,000	4,469
News, Cl B	146,910	3,855
Nike, Cl B	257,396	13,282
Nordstrom	139,716	7,475
Polaris Industries	17,680	1,488
priceline.com *	11,150	6,927
PulteGroup	26,300	478
RadioShack (A)	39,200	83
Ralph Lauren, Cl A	22,820	3,421
Sally Beauty Holdings	83,875	1,977
Signet Jewelers (A)	13,500	721
Staples (A)	286,600	3,267
Starbucks	121,509	6,515
Target, Cl A	182,981	10,827
Time Warner	36,900	1,765
Time Warner Cable, Cl A	86,290	8,386
TJX	34,600	1,469
TRW Automotive Holdings (A)	15,300	820
Tupperware Brands	4,200	269
Under Armour, Cl A (A)	53,840	2,613
Walt Disney	161,360	8,034
Whirlpool	57,000	5,800

Description	Shares	Market Value ($ Thousands)

Wyndham Worldwide	66,400	$3,533

		212,935

Consumer Staples — 8.8%
Altria Group	67,100	2,108
Anheuser-Busch InBev ADR	75,752	6,621
Archer-Daniels-Midland	161,600	4,426
Beam	66,610	4,069
Bunge (A)	19,000	1,381
Coca-Cola	59,800	2,168
Coca-Cola Enterprises	26,400	838
ConAgra Foods	83,200	2,455
Constellation Brands, Cl A *	9,200	326
Costco Wholesale	155,080	15,317
CVS Caremark	183,800	8,887
Dean Foods * (A)	69,600	1,149
Dr Pepper Snapple Group (A)	26,900	1,188
Estee Lauder, Cl A	281,011	16,821
Herbalife (A)	16,400	540
Ingredion	24,200	1,559
Kimberly-Clark	48,300	4,078
Kroger	215,700	5,613
Lorillard	10,400	1,213
Mead Johnson Nutrition, Cl A	156,107	10,286
PepsiCo	23,800	1,629
Philip Morris International	86,400	7,227
Procter & Gamble	75,000	5,092
Reynolds American	19,900	825
Safeway (A)	61,100	1,105
Smithfield Foods	41,300	891
Tyson Foods, Cl A	86,400	1,676
Walgreen	313,075	11,587
Wal-Mart Stores	56,900	3,882
Whole Foods Market	110,415	10,084

		135,041

Energy — 9.8%
Apache	20,500	1,609
Chevron	202,000	21,844
ConocoPhillips	211,110	12,242
Core Laboratories (A)	44,746	4,891
EOG Resources	91,025	10,995
Exxon Mobil	288,200	24,944
FMC Technologies *	126,200	5,405
Halliburton	38,600	1,339
Hess	41,900	2,219
HollyFrontier	75,800	3,529
Kinder Morgan	255,940	9,042
Marathon Oil	112,800	3,459
Marathon Petroleum	139,800	8,807
Murphy Oil	73,400	4,371
Nabors Industries	74,400	1,075
National Oilwell Varco, Cl A	27,370	1,871
Noble Energy	41,060	4,178
Occidental Petroleum	24,400	1,869
Phillips 66	132,150	7,017
Schlumberger, Cl A	129,845	8,997
Tesoro	50,700	2,233
Valero Energy	174,300	5,947
Western Refining (A)	34,000	959

		148,842

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Financials — 15.0%
ACE	43,200	$3,447
Aflac	76,400	4,058
Allied World Assurance Holdings	3,600	284
Allstate	137,400	5,519
American Capital	170,200	2,042
American Express	20,800	1,196
American Financial Group	32,647	1,290
American International Group *	61,290	2,164
Ameriprise Financial	83,200	5,211
Annaly Capital Management †	58,200	817
Associated Banc-Corp	20,300	266
Assurant	91,000	3,158
AvalonBay Communities †	2,100	285
Axis Capital Holdings	12,800	443
Bank of America	604,600	7,013
Bank of New York Mellon	42,500	1,092
Berkshire Hathaway, Cl B	26,300	2,359
BlackRock	1,300	269
Boston Properties †	2,400	254
Brandywine Realty Trust †	67,500	823
Capital One Financial	191,790	11,110
CBL & Associates Properties	35,800	759
Charles Schwab (A)	420,226	6,035
Chubb	12,900	972
Citigroup	291,000	11,512
CME Group (A)	74,200	3,763
CNA Financial	25,700	720
CommonWealth †	17,600	279
Discover Financial Services	206,400	7,957
Endurance Specialty Holdings	20,000	794
Equity Residential †	6,500	369
Everest Re Group	47,700	5,245
Fifth Third Bancorp	380,600	5,781
Fulton Financial	8,500	82
Genworth Financial, Cl A *	15,500	116
Goldman Sachs Group	54,600	6,965
Hartford Financial Services Group	52,600	1,180
HCP †	8,700	393
Health Care †	2,900	178
Hospitality Properties Trust †	29,600	693
Host Hotels & Resorts †	11,300	177
Huntington Bancshares	710,700	4,541
IntercontinentalExchange (A)	42,725	5,290
JPMorgan Chase	646,290	28,417
Keycorp	845,400	7,118
Kimco Realty †	6,400	124
Lincoln National	155,900	4,038
Loews	32,500	1,324
Macerich †	2,200	128
MetLife	42,000	1,384
MFA Financial †	94,700	768
Morgan Stanley	69,800	1,335
Northern Trust	39,800	1,996
PartnerRe	24,900	2,004
PNC Financial Services Group	65,600	3,825
Popular	32,970	686
Progressive (A)	305,700	6,450
ProLogis †	9,600	350

Description	Shares	Market Value ($ Thousands)

Protective Life	50,700	$1,449
Prudential Financial	35,400	1,888
Public Storage †	2,400	348
Regions Financial	532,000	3,788
Reinsurance Group of America, Cl A	44,700	2,392
RenaissanceRe Holdings	21,200	1,723
Senior Housing Properties Trust †	28,600	676
Simon Property Group †	6,100	964
SLM	90,600	1,552
State Street	23,700	1,114
SunTrust Banks	140,180	3,974
Torchmark, Cl A	23,250	1,201
Travelers	94,600	6,794
Unum Group	76,700	1,597
US Bancorp	130,000	4,152
Validus Holdings	23,900	827
Ventas †	4,251	275
Vornado Realty Trust †	3,100	248
Wells Fargo	486,500	16,629
Weyerhaeuser †	8,900	248

		228,687

Health Care — 12.0%
Abbott Laboratories	62,000	4,061
Aetna, Cl A	130,900	6,061
Alexion Pharmaceuticals *	21,900	2,055
Allergan	123,910	11,366
Amgen, Cl A (A)	181,388	15,657
Baxter International	31,900	2,126
Biogen Idec	32,200	4,723
Cardinal Health	37,900	1,561
Celgene, Cl A *	152,276	11,987
Charles River Laboratories International *	10,600	397
Cigna	8,500	454
Community Health Systems	32,100	987
Covance *	78,253	4,521
Covidien	56,230	3,247
DaVita HealthCare Partners *	38,076	4,208
Eli Lilly	36,800	1,815
Endo Pharmaceuticals Holdings *	18,600	489
Express Scripts Holding	146,470	7,909
HCA Holdings	79,800	2,408
Hill-Rom Holdings	11,900	339
Humana	77,700	5,333
Idexx Laboratories (A)	42,962	3,987
Intuitive Surgical	11,349	5,565
Johnson & Johnson (A)	60,700	4,255
McKesson	49,700	4,819
Medtronic	19,600	804
Merck	259,000	10,603
Novo Nordisk ADR	40,125	6,549
Omnicare (A)	45,900	1,657
Perrigo	36,000	3,745
Pfizer	983,070	24,655
Quidel, Cl A	140,710	3,584
St. Jude Medical	2,100	76
Thermo Fisher Scientific	400	25
United Therapeutics	51,000	2,725

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

UnitedHealth Group	105,300	$5,711
Vertex Pharmaceuticals	2,200	92
Warner Chilcott, Cl A	403,300	4,856
WellPoint	79,600	4,849
Zimmer Holdings	36,300	2,420

		182,681

Industrials — 7.7%
Aecom Technology *	6,500	155
AGCO	53,700	2,638
Alaska Air Group *	20,300	875
Alliant Techsystems	10,049	623
Avery Dennison	8,400	293
Caterpillar, Cl A	55,700	4,990
Copa Holdings, Cl A	2,400	239
Cummins	40,750	4,415
Danaher, Cl A	106,313	5,943
Deere (A)	17,100	1,478
Delta Air Lines, Cl A	177,000	2,101
Eaton PLC	14,300	775
Engility Holdings	4,883	94
Exelis	23,300	263
FedEx	9,600	881
Fluor	128,131	7,526
General Cable	9,900	301
General Dynamics	25,900	1,794
General Electric	305,100	6,404
Ingersoll-Rand	6,900	331
Kansas City Southern	46,530	3,884
KBR	39,700	1,188
L-3 Communications Holdings	67,900	5,202
Lockheed Martin	37,000	3,415
Navistar International * (A)	16,800	366
Norfolk Southern	22,600	1,398
Northrop Grumman (A)	112,000	7,569
Oshkosh Truck	37,000	1,097
Pall	105,850	6,378
Parker Hannifin, Cl A	15,700	1,335
Pentair	125,280	6,158
Precision Castparts	31,243	5,918
Raytheon	114,700	6,602
Roper Industries	48,002	5,351
RR Donnelley & Sons (A)	57,000	513
Southwest Airlines, Cl A	45,200	463
Stericycle, Cl A *	58,758	5,481
Timken	34,900	1,669
Union Pacific	67,540	8,491
United Continental Holdings (A)	93,900	2,195
URS	15,900	624
US Airways Group (A)	63,900	862

		118,278

Information Technology — 20.7%
Accenture, Cl A	137,492	9,143
Adobe Systems	438,069	16,506
Altera	130,920	4,509
Amdocs	66,900	2,274
Amphenol, Cl A	79,096	5,117
Ansys	52,527	3,537
Apple	67,427	35,941
Arrow Electronics, Cl A *	7,000	267
Autodesk, Cl A	246,642	8,719
Avnet *	1,100	34

Description	Shares	Market Value ($ Thousands)

BMC Software	217,325	$8,619
Broadridge Financial Solutions	1,000	23
Brocade Communications Systems	206,500	1,101
CA	98,700	2,169
Cisco Systems	453,200	8,905
Citrix Systems	54,054	3,554
Cognizant Technology Solutions, Cl A *	83,812	6,206
Computer Sciences	32,500	1,302
Comverse Technology *	54	0
CoreLogic	36,500	982
Corning, Cl B	133,400	1,683
Dell	107,300	1,087
EMC *	317,666	8,037
Facebook, Cl A *	90,330	2,405
Fidelity National Information Services, Cl B	52,400	1,824
First Solar * (A)	35,500	1,096
Fiserv, Cl A	16,900	1,336
Genpact	190,503	2,953
Google, Cl A *	22,803	16,176
Harris	20,500	1,004
Hewlett-Packard	93,000	1,325
IAC	21,300	1,008
Ingram Micro, Cl A	78,800	1,333
Intel	600,498	12,388
International Business Machines	44,650	8,553
Intuit (A)	182,430	10,855
Lender Processing Services	99,700	2,455
Mastercard, Cl A	51,509	25,305
Microsoft	257,900	6,894
Motorola Solutions	19,600	1,091
National Instruments	119,568	3,086
NetApp *	149,459	5,014
Oracle, Cl B	283,074	9,432
Polycom *	195,850	2,049
Qualcomm	399,400	24,771
SAIC (A)	132,500	1,500
Salesforce.com * (A)	24,030	4,039
Seagate Technology	39,600	1,207
Symantec, Cl A	108,000	2,032
TE Connectivity	37,400	1,388
Tech Data	29,300	1,334
Teradata	77,900	4,821
Texas Instruments (A)	68,900	2,132
Total System Services	8,600	184
VeriFone Holdings	81,550	2,420
VeriSign (A)	125,500	4,872
Visa, Cl A	82,775	12,547
Vishay Intertechnology (A)	16,700	178
Western Digital	106,600	4,530
Xerox	140,500	958

		316,210

Materials — 3.5%
Agrium	30,000	2,997
Alpha Natural Resources * (A)	138,000	1,344
Ashland (A)	11,100	893
Cabot	21,800	868
CF Industries Holdings	36,300	7,375

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Commercial Metals, Cl A	31,900	$474
Domtar	16,800	1,403
Dow Chemical, Cl A	163,980	5,300
Eastman Chemical	27,000	1,837
Ecolab	52,615	3,783
Freeport-McMoRan Copper & Gold, Cl B	35,300	1,207
Huntsman	207,100	3,293
LyondellBasell Industries, Cl A	71,700	4,093
Monsanto	63,870	6,045
Newmont Mining	6,900	321
PPG Industries	1,300	176
Reliance Steel & Aluminum	600	37
Rock Tenn, Cl A	10,500	734
Sherwin-Williams, Cl A	18,250	2,807
Steel Dynamics	67,900	932
Syngenta ADR	72,800	5,882
Westlake Chemical (A)	10,200	809

		52,610

Telecommunication Services — 2.3%
AT&T	330,000	11,124
Crown Castle International	262,605	18,949
SBA Communications, Cl A	23,060	1,638
Sprint Nextel *	189,200	1,073
Verizon Communications	56,400	2,441

		35,225

Utilities — 1.8%
AES	150,000	1,605
Ameren	120,000	3,687
American Electric Power	171,400	7,315
DTE Energy	20,100	1,207
Duke Energy	10,600	676
Edison International	44,400	2,007
Entergy	63,900	4,074
Exelon	21,805	648
NV Energy	68,200	1,237
Public Service Enterprise Group (A)	156,600	4,792

		27,248

Total Common Stock (Cost $1,209,856) ($ Thousands)		1,457,757

	Number of Warrants
WARRANTS — 0 .0%
Kinder Morgan Expires 2017 *	98,496	372

Total Warrants (Cost $188) ($Thousands)		372

AFFILIATED PARTNERSHIP — 5.1%
SEI Liquidity Fund, L.P. 0.130%**†† (B)	77,975,003	77,975

Total Affiliated Partnership (Cost $77,975) ($ Thousands)		77,975

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 4.3%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	1,013,382	$1,013
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	65,091,025	65,091

Total Cash Equivalents (Cost $66,104) ($ Thousands)		66,104

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.870%, 1/31/2013	$1,611	1,611
0.131%, 2/7/2013	170	170

Total U.S. Treasury Obligations (Cost $1,780) ($ Thousands)		1,781

Total Investments — 105.0% (Cost $1,355,903) ($ Thousands) ‡		$1,603,989

The list of open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	214	Mar-2013	$53
S&P Mid 400 Index E-MINI	18	Mar-2013	14

			$67

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,527,185 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $77,280 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2012 was $77,975 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,355,903 ($ Thousands), and the unrealized appreciation and depreciation were $278,071 ($ Thousands) and ($29,985) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2012

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,457,757	$—	$—	$1,457,757
Warrants	372	—	—	372
Affiliated Partnership	—	77,975	—	77,975
Cash Equivalents	66,104	—	—	66,104
U.S. Treasury Obligations	—	1,781	—	1,781

Total Investments in Securities	$1,524,233	$79,756	$—	$1,603,989

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$67	$—	$—	$67

Total Other Financial Instruments	$67	$—	$—	$67

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 8.3%
Apollo Group, Cl A	145,400	$3,042
Autoliv (A)	33,900	2,284
Autozone *	6,525	2,313
Best Buy (A)	29,200	346
Cablevision Systems, Cl A (A)	213,611	3,191
CBS, Cl B	85,100	3,238
Comcast, Cl A	164,000	6,071
Darden Restaurants (A)	45,100	2,033
Delphi Automotive (A)	77,970	2,982
Dillard’s, Cl A (A)	36,100	3,024
DIRECTV *	119,000	5,969
Ford Motor (A)	488,100	6,321
GameStop, Cl A (A)	176,100	4,418
Gannett (A)	108,900	1,961
Gap	136,300	4,231
General Motors	79,500	2,292
Gentex (A)	178,520	3,360
Hasbro (A)	65,300	2,344
Kohl’s	66,600	2,863
Lear	89,000	4,169
Macy’s	165,900	6,473
McGraw-Hill	70,095	3,832
Newell Rubbermaid, Cl B	80,085	1,784
News, Cl A	70,000	1,788
RadioShack (A)	71,700	152
Staples (A)	206,605	2,355
Target, Cl A	60,000	3,550
Time Warner	29,700	1,421
Time Warner Cable, Cl A	21,300	2,070
Viacom, Cl B	114,500	6,039
Whirlpool	79,400	8,079
Wyndham Worldwide	63,300	3,368

		107,363

Consumer Staples — 7.2%
Archer-Daniels-Midland	147,200	4,032
Campbell Soup (A)	133,870	4,671
Coca-Cola	146,440	5,308
Colgate-Palmolive	47,190	4,933
CVS Caremark	339,200	16,400
Dean Foods * (A)	134,000	2,212
Energizer Holdings	34,300	2,743
Ingredion	58,800	3,788
Kroger	346,300	9,011
Lorillard	15,600	1,820
Molson Coors Brewing, Cl B (A)	74,100	3,171
PepsiCo	68,410	4,681
Procter & Gamble	42,400	2,879
Safeway (A)	118,000	2,135
Smithfield Foods	80,300	1,732
SUPERVALU (A)	111,437	275
SYSCO, Cl A	92,900	2,941
Unilever	68,030	2,606
Walgreen	230,500	8,531
Wal-Mart Stores	121,130	8,265

		92,134

Energy — 15.3%
Anadarko Petroleum, Cl A	24,900	1,850
Apache	82,225	6,455

Description	Shares	Market Value ($ Thousands)

Baker Hughes	80,025	$3,268
Chesapeake Energy (A)	174,430	2,899
Chevron	336,600	36,400
ConocoPhillips	258,400	14,985
Consol Energy	58,100	1,865
Devon Energy (A)	40,200	2,092
Exxon Mobil	553,295	47,888
Halliburton	140,200	4,864
Hess	81,100	4,295
HollyFrontier	118,900	5,535
Marathon Oil	169,700	5,203
Marathon Petroleum	186,000	11,718
Murphy Oil (A)	190,510	11,345
Nabors Industries	98,000	1,416
National Oilwell Varco, Cl A	44,900	3,069
Noble Energy	25,800	2,625
Occidental Petroleum	83,900	6,427
Phillips 66	55,800	2,963
QEP Resources	46,200	1,398
Schlumberger, Cl A	48,115	3,334
Tesoro	89,500	3,942
Valero Energy	289,800	9,888
Western Refining (A)	62,000	1,748

		197,472

Financials — 23.5%
ACE	45,900	3,663
Aflac	227,155	12,066
Allied World Assurance Holdings	21,100	1,663
Allstate	216,200	8,685
American Express	156,400	8,990
Ameriprise Financial	151,900	9,513
Annaly Capital Management †	70,600	991
Assurant	145,500	5,049
Bank of America	963,800	11,180
Bank of New York Mellon	80,300	2,064
BlackRock	8,000	1,654
Capital One Financial	114,200	6,616
CBL & Associates Properties (A)	83,500	1,771
CBRE Group, Cl A	234,585	4,668
Chubb	24,000	1,808
Citigroup	620,060	24,530
Discover Financial Services	220,000	8,481
Endurance Specialty Holdings	39,000	1,548
Everest Re Group	98,485	10,828
Fidelity National Financial, Cl A	201,421	4,743
Fifth Third Bancorp	644,700	9,793
Goldman Sachs Group	85,000	10,842
Hartford Financial Services Group	172,700	3,875
Hospitality Properties Trust †	58,400	1,368
Huntington Bancshares	1,025,300	6,552
Invesco	93,800	2,447
JPMorgan Chase	756,100	33,246
Keycorp	751,100	6,324
Lazard, Cl A (A)	140,849	4,203
Lincoln National	155,900	4,038
MetLife	175,700	5,787
Morgan Stanley	109,300	2,090
MSCI, Cl A * (A)	111,860	3,466
PNC Financial Services Group	119,700	6,980

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Protective Life (A)	88,700	$2,535
Prudential Financial	83,400	4,448
Regions Financial	846,800	6,029
RenaissanceRe Holdings	21,100	1,715
State Street	46,200	2,172
Travelers	112,400	8,073
Unum Group (A)	79,300	1,651
US Bancorp	234,300	7,483
Wells Fargo	897,100	30,663
Weyerhaeuser †	208,300	5,795

		302,086

Health Care — 13.0%
Abbott Laboratories	28,700	1,880
Aetna, Cl A	292,000	13,520
Amgen, Cl A	93,200	8,045
Baxter International	86,000	5,733
Cardinal Health	55,100	2,269
CareFusion *	105,500	3,015
Cigna	32,800	1,753
Covidien	39,800	2,298
Endo Pharmaceuticals Holdings *	33,500	880
Forest Laboratories, Cl A	139,530	4,928
Hologic	170,080	3,407
Humana	102,800	7,055
Johnson & Johnson (A)	198,195	13,893
McKesson	83,000	8,048
Merck	332,500	13,613
Pfizer	1,437,000	36,040
St. Jude Medical	122,005	4,409
United Therapeutics	75,100	4,012
UnitedHealth Group	221,600	12,020
Warner Chilcott, Cl A	366,300	4,410
WellPoint	156,800	9,552
Zimmer Holdings	92,700	6,179

		166,959

Industrials — 10.1%
AGCO	108,200	5,315
Boeing	56,425	4,252
Caterpillar, Cl A	68,400	6,127
Deere	43,000	3,716
Delta Air Lines, Cl A	216,100	2,565
Dover	40,300	2,648
Emerson Electric	67,850	3,593
Engility Holdings	9,516	183
Fluor	30,100	1,768
General Dynamics	24,800	1,718
General Electric	1,014,875	21,302
GrafTech International (A)	504,810	4,740
Honeywell International	38,700	2,456
Illinois Tool Works	62,150	3,779
Ingersoll-Rand	111,740	5,359
ITT (A)	175,265	4,112
Joy Global	28,500	1,818
KBR	30,400	910
L-3 Communications Holdings	46,000	3,525
Lockheed Martin	42,100	3,885
Navistar International * (A)	31,800	692
Norfolk Southern	23,800	1,472
Northrop Grumman (A)	206,430	13,951
Oshkosh Truck	53,200	1,578

Description	Shares	Market Value ($ Thousands)

Parker Hannifin, Cl A	45,100	$3,836
Raytheon	119,900	6,902
Rockwell Collins (A)	75,680	4,402
RR Donnelley & Sons (A)	144,100	1,297
SPX	33,700	2,364
Teleflex	55,090	3,929
Textron	63,500	1,574
Union Pacific	35,700	4,488

		130,256

Information Technology — 10.1%
Accenture, Cl A	24,500	1,629
Adobe Systems	60,510	2,280
Amdocs	107,200	3,644
Apple	5,151	2,746
Automatic Data Processing	75,230	4,289
BMC Software	104,400	4,141
CA	157,300	3,457
Check Point Software Technologies	38,100	1,815
Cisco Systems	1,236,080	24,289
Computer Sciences	53,700	2,151
Corning, Cl B	197,800	2,496
Dell (A)	202,200	2,048
EMC *	66,000	1,670
First Solar * (A)	60,400	1,865
Google, Cl A *	6,425	4,558
Harris	42,100	2,061
Hewlett-Packard	141,900	2,022
Ingram Micro, Cl A	87,400	1,479
Intel	372,400	7,683
International Business Machines	11,800	2,260
Lender Processing Services	59,100	1,455
LSI Logic	498,090	3,526
Mastercard, Cl A	4,575	2,248
Microsoft	581,860	15,553
Oracle, Cl B	129,900	4,328
Riverbed Technology	175,200	3,455
SAIC (A)	219,700	2,487
Seagate Technology (A)	67,100	2,045
Symantec, Cl A	204,900	3,854
TE Connectivity	101,600	3,772
Tech Data	33,500	1,525
Total System Services	101,120	2,166
Vishay Intertechnology (A)	103,400	1,099
Western Digital	51,400	2,184
Xerox	222,600	1,518

		129,798

Materials — 4.6%
Agrium (A)	39,200	3,916
CF Industries Holdings	34,400	6,989
Domtar	36,100	3,015
E.I. Du Pont de Nemours	124,670	5,606
Eastman Chemical	80,100	5,451
Freeport-McMoRan Copper & Gold, Cl B	116,000	3,967
Huntsman	408,800	6,500
Newmont Mining	156,340	7,261
Owens-Illinois	344,190	7,321
Potash Corp of Saskatchewan	41,700	1,697
Sealed Air	199,606	3,495
WR Grace *	62,040	4,171

		59,389

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.8%
AT&T	547,200	$18,446
Verizon Communications	101,300	4,383

		22,829

Utilities — 3.3%
AES	338,000	3,617
Ameren	190,700	5,858
American Electric Power	183,000	7,810
DTE Energy	28,100	1,688
Duke Energy	33,000	2,105
Edison International	82,200	3,715
Entergy	97,300	6,203
NV Energy	86,800	1,574
Pinnacle West Capital	35,400	1,805
PPL	57,900	1,658
Public Service Enterprise Group	227,200	6,952

		42,985

Total Common Stock (Cost $1,152,458) ($ Thousands)		1,251,271

EXCHANGE TRADED FUND — 0.5%
SPDR Gold Shares	41,820	6,775

Total Exchange Traded Fund (Cost $6,116) ($ Thousands)		6,775

AFFILIATED PARTNERSHIP — 6.4%
SEI Liquidity Fund, L.P. 0.130%**†† (B)	82,543,504	82,544

Total Affiliated Partnership (Cost $82,544) ($ Thousands)		82,544

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	31,591,124	31,591

Total Cash Equivalent (Cost $31,591) ($ Thousands)		31,591

U.S. TREASURY OBLIGATIONS (C) — 0.0%
U.S. Treasury Bills
0.131%, 7/25/2013	$129	129
0.100%, 1/31/2013	399	399

Total U.S. Treasury Obligations (Cost $528) ($ Thousands)		528

Total Investments — 106.6% (Cost $1,273,237) ($ Thousands) ‡		$1,372,709

Percentages are based on Net Assets of $1,287,912 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $81,431 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2012 was $82,544 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

SPDR — Standard & Poor’s Depository Receipts

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,273,237 ($ Thousands), and the unrealized appreciation and depreciation were $204,166 ($ Thousands) and ($104,694) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,251,271	$—	$—	$1,251,271
Exchange Traded Fund	6,775	—	—	6,775
Affiliated Partnership	—	82,544	—	82,544
Cash Equivalent	31,591	—	—	31,591
U.S. Treasury Obligations	—	528	—	528

Total Investments in Securities	$1,289,637	$83,072	$—	$1,372,709

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6% ‡
Consumer Discretionary — 18.0%
Amazon.com, Cl A	2,700	$678
American Eagle Outfitters	81,800	1,678
Autonation *	7,200	286
Big Lots	3,500	100
Brinker International	3,600	112
Carter’s *	9,100	506
CBS, Cl B	64,400	2,450
Charter Communications, Cl A	29,600	2,257
Chico’s FAS	74,600	1,377
Chipotle Mexican Grill, Cl A (A)	1,700	506
Cinemark Holdings (A)	14,600	379
Coach (A)	241,482	13,405
Comcast, Cl A	258,900	9,678
Delphi Automotive	800	30
Discovery Communications, Cl A	79,900	5,072
Dollar General	122,400	5,397
Dollar Tree	109,100	4,425
DR Horton	11,500	228
DSW, Cl A	4,200	276
Dunkin’ Brands Group	24,500	813
Expedia	28,300	1,739
Foot Locker, Cl A	21,000	674
Fossil, Cl A (A)	115,597	10,762
Gap	182,500	5,665
Gentex	7,100	134
GNC Holdings, Cl A	26,200	872
H&R Block	13,800	256
Harley-Davidson, Cl A	5,800	283
Home Depot	257,900	15,951
Jarden	12,000	620
Liberty Global, Cl A *	44,000	2,772
Liberty Media - Capital, Cl A	2,600	302
Liberty Media - Interactive, Cl A *	793,660	15,619
Limited Brands	8,500	400
LKQ *	27,400	578
Marriott International, Cl A (A)	86,600	3,228
Mattel	123,200	4,512
Michael Kors Holdings	1,600	82
News, Cl A	52,200	1,333
Nike, Cl B	195,950	10,111
NVR	2,600	2,392
Omnicom Group	1,600	80
O’Reilly Automotive	43,800	3,917
PetSmart (A)	53,300	3,642
Polaris Industries	2,700	227
priceline.com *	26,200	16,276
Ross Stores	139,000	7,527
Sally Beauty Holdings	234,275	5,522
Scripps Networks Interactive, Cl A	45,900	2,659
Staples (A)	607,900	6,930
Starbucks	289,155	15,504
Target, Cl A	22,200	1,313
Time Warner Cable, Cl A	54,800	5,326
TJX	300,800	12,769
TripAdvisor (A)	37,800	1,586

Description	Shares	Market Value ($ Thousands)

Ulta Salon Cosmetics & Fragrance	9,500	$933
Under Armour, Cl A (A)	35,100	1,703
Virgin Media	28,800	1,058
Walt Disney	232,200	11,561
Wyndham Worldwide	82,000	4,363

		230,834

Consumer Staples — 8.2%
Altria Group	422,797	13,284
Brown-Forman, Cl B	26,500	1,676
Church & Dwight (A)	37,600	2,014
Coca-Cola	76,200	2,762
Colgate-Palmolive	13,300	1,390
Costco Wholesale	129,373	12,778
Dr Pepper Snapple Group	58,900	2,602
Estee Lauder, Cl A	188,763	11,299
Fresh Market * (A)	16,000	769
Hershey	2,700	195
Kimberly-Clark	58,600	4,948
McCormick	76,000	4,828
Mead Johnson Nutrition, Cl A	173,829	11,454
Monster Beverage	44,200	2,338
Philip Morris International	192,797	16,126
Reynolds American (A)	34,800	1,442
Walgreen	382,475	14,155
Wal-Mart Stores	17,600	1,201
Whole Foods Market	2,600	238

		105,499

Energy — 6.5%
Cabot Oil & Gas	21,500	1,070
Core Laboratories (A)	99,840	10,913
EOG Resources	192,425	23,243
FMC Technologies *	279,289	11,962
Kinder Morgan	541,844	19,143
Schlumberger, Cl A	186,129	12,897
Williams	120,500	3,945

		83,173

Financials — 5.5%
Allied World Assurance
Holdings	12,500	985
American Express	2,200	126
American Tower, Cl A †	26,200	2,024
Apartment Investment & Management, Cl A †	19,200	520
Camden Property Trust †	3,600	246
Charles Schwab	931,629	13,378
CME Group	157,350	7,979
Digital Realty Trust, Cl A † (A)	46,200	3,136
Essex Property Trust † (A)	700	103
Extra Space Storage † (A)	43,000	1,565
Federal Realty Investment Trust †	18,900	1,966
Federated Investors, Cl B (A)	12,500	253
HCP †	15,000	678
IntercontinentalExchange (A)	90,625	11,221
Kilroy Realty † (A)	2,100	99
LPL Financial Holdings	4,900	138
Mid-America Apartment Communities †	800	52

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Post Properties †	10,000	$499
Progressive (A)	648,286	13,679
Public Storage †	3,500	507
Rayonier † (A)	14,800	767
Regency Centers †	29,500	1,390
Simon Property Group †	35,200	5,565
Tanger Factory Outlet Centers †	19,700	674
Taubman Centers †	8,800	693
Weyerhaeuser †	87,900	2,445

		70,688

Health Care — 13.6%
Abbott Laboratories	126,000	8,253
Alexion Pharmaceuticals *	111,700	10,479
Allergan	201,475	18,481
Amgen, Cl A	109,300	9,435
Ariad Pharmaceuticals *	109,900	2,108
Biogen Idec	43,700	6,409
BioMarin Pharmaceuticals	1,900	93
Catamaran	60,100	2,831
Celgene, Cl A *	107,100	8,431
Covance * (A)	173,180	10,005
DaVita HealthCare Partners *	109,708	12,126
Edwards Lifesciences, Cl A *	68,700	6,195
Eli Lilly	14,400	710
Express Scripts Holding	324,706	17,534
HCA Holdings	3,600	109
Idexx Laboratories (A)	96,368	8,943
Incyte (A)	31,000	515
Intuitive Surgical	33,261	16,310
Medivation *	46,200	2,364
Novo Nordisk ADR	85,057	13,882
Patterson	10,200	349
Perrigo	93,450	9,722
Regeneron Pharmaceuticals	41,100	7,031
ResMed (A)	15,700	653
United Therapeutics	9,800	523
Watson Pharmaceuticals	17,700	1,522

		175,013

Industrials — 6.7%
Ametek	8,000	300
Caterpillar, Cl A	70,250	6,293
Copa Holdings, Cl A	2,300	229
Danaher, Cl A	235,277	13,152
Fluor	237,089	13,927
Fortune Brands Home & Security	16,700	488
Hubbell, Cl B	16,200	1,371
IHS, Cl A	33,800	3,245
Illinois Tool Works	2,700	164
Ingersoll-Rand	141,300	6,777
JB Hunt Transport Services	8,300	496
Lincoln Electric Holdings (A)	600	29
Masco (A)	186,400	3,105
Roper Industries	120,619	13,447
Stericycle, Cl A * (A)	130,265	12,150
Stratasys	2,200	176
TransDigm Group	31,300	4,268
Union Pacific	1,500	188
Valmont Industries	14,600	1,994

Description	Shares	Market Value ($ Thousands)

Verisk Analytics, Cl A	75,300	$3,840

		85,639

Information Technology — 33.4%
Accenture, Cl A	175,392	11,664
Adobe Systems, Ser L	434,600	16,376
Alliance Data Systems * (A)	32,500	4,705
Amphenol, Cl A	173,062	11,197
Ansys	116,246	7,828
AOL	16,300	483
Apple	161,811	86,250
BMC Software	405,350	16,076
CA	4,000	88
Cadence Design Systems	31,900	431
Citrix Systems	119,626	7,865
Cognizant Technology Solutions, Cl A *	185,481	13,735
Concur Technologies *	2,400	162
eBay *	72,900	3,719
Equinix (A)	17,400	3,588
Facebook, Cl A *	28,300	753
Factset Research Systems (A)	3,800	335
Fiserv, Cl A	400	32
FleetCor Technologies	6,400	343
Gartner	38,600	1,776
Genpact	443,896	6,880
Google, Cl A *	49,632	35,207
Harris, Ser A	9,100	445
Intel	2,900	60
International Business Machines	21,674	4,152
Intuit	272,475	16,212
Lender Processing Services	65,000	1,600
LinkedIn, Cl A *	13,000	1,493
Mastercard, Cl A	70,981	34,872
Microsoft	101,358	2,709
National Instruments	267,267	6,898
NCR	32,600	831
NetApp *	330,761	11,097
NetSuite *	14,400	969
Polycom * (A)	414,425	4,335
Qualcomm	594,352	36,862
Rackspace Hosting	1,400	104
Red Hat	1,500	80
Salesforce.com * (A)	53,275	8,956
Skyworks Solutions	106,900	2,170
Teradata	166,675	10,315
Total System Services	41,500	889
VeriFone Holdings	172,675	5,125
VeriSign (A)	347,550	13,492
Visa, Cl A	236,825	35,898

		429,057

Materials — 3.6%
Airgas	2,700	247
Allied Nevada Gold	8,900	268
CF Industries Holdings	600	122
Ecolab	129,847	9,336
FMC	65,900	3,856
LyondellBasell Industries, Cl A	6,700	383
Monsanto	1,600	151
NewMarket	2,800	734
Packaging Corp of America	15,000	577

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PPG Industries	21,300	$2,883
Royal Gold, Cl A	7,100	577
RPM International	13,300	391
Sherwin-Williams, Cl A	63,700	9,798
Southern Copper	4,300	163
Syngenta ADR	157,721	12,744
Valspar	50,900	3,176

		45,406

Telecommunication Services — 3.0%
Crown Castle International	401,475	28,971
SBA Communications, Cl A (A)	76,800	5,454
tw telecom, Cl A *	72,200	1,839
Verizon Communications	55,300	2,392

		38,656

Utilities — 0.1%
Aqua America	4,600	117
Oneok	25,000	1,069

		1,186

Total Common Stock (Cost $1,122,654) ($ Thousands)		1,265,151

	Number of Warrants

WARRANTS — 0.1%
Kinder Morgan Expires 2017 *	201,084	760

Total Warrants (Cost $383) ($Thousands)		760

AFFILIATED PARTNERSHIP — 8.2%
SEI Liquidity Fund, L.P. 0.130%**†† (B)	105,855,924	105,856

Total Affiliated Partnership (Cost $105,856) ($ Thousands)		105,856

CASH EQUIVALENTS — 1.5%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund 0.010%**	1,964,819	1,965
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	17,384,918	17,385

Total Cash Equivalents (Cost $19,350) ($ Thousands)		19,350

U.S. TREASURY OBLIGATIONS (C) — 0.1%
U.S. Treasury Bills	$744	744
0.085%, 1/31/2013

Total U.S. Treasury Obligations (Cost $744) ($ Thousands)		744

Total Investments — 108.5% (Cost $1,248,987) ($ Thousands) ‡‡		$1,391,861

Percentages are based on Net Assets of $1,283,405 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.
†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $104,923 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2012 was $105,856 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,248,987
($ Thousands), and the unrealized appreciation and depreciation were $171,557
($ Thousands) and ($28,683) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,265,151	$—	$—	$1,265,151
Warrants	760	—	—	760
Affiliated Partnership	—	105,856	—	105,856
Cash Equivalents	19,350	—	—	19,350
U.S. Treasury Obligations	—	744	—	744

Total Investments in Securities	$1,285,261	$106,600	$—	$1,391,861

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax - Managed Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%
Consumer Discretionary — 14.5%
Amazon.com, Cl A	20,640	$5,184
AMC Networks, Cl A	1,662	77
American Eagle Outfitters	1,215	25
Apollo Group, Cl A	129,926	2,718
Autoliv (A)	22,650	1,526
Autozone *	677	240
Bed Bath & Beyond	131,418	7,348
Big Lots (A)	10,863	309
Cablevision Systems, Cl A	15,263	228
Carmax	1,883	71
CBS, Cl B	310,672	11,821
Charter Communications, Cl A	38,000	2,897
Coach	290,454	16,123
Comcast, Cl A	118,363	4,424
Darden Restaurants	3,127	141
Dillard’s, Cl A	47,269	3,960
DIRECTV *	124,900	6,265
Discovery Communications, Cl A	81,424	5,169
DISH Network, Cl A	65,584	2,387
DR Horton	6,500	129
Expedia	27,004	1,659
Family Dollar Stores	701	45
Foot Locker, Cl A	42,251	1,357
Ford Motor	224,812	2,911
Fossil, Cl A (A)	61,762	5,750
GameStop, Cl A (A)	176,086	4,418
Gannett (A)	176,643	3,181
Gap (A)	179,374	5,568
General Motors	114,500	3,301
Genuine Parts (A)	2,400	152
Guess?, Cl 3 (A)	14,544	357
H&R Block (A)	52,113	968
Harley-Davidson, Cl A	184,226	8,998
Harman International Industries, Cl A	21,520	961
Hasbro (A)	9,640	346
Home Depot	119,248	7,375
International Game Technology	28,909	410
Interpublic Group	2,743	30
Johnson Controls	4,300	132
Kohl’s	37,768	1,623
Las Vegas Sands	4,119	190
Lear	95,509	4,474
Liberty Global, Cl A *	3,095	195
Liberty Media - Interactive, Cl A *	384,103	7,559
Limited Brands	4,904	231
LKQ *	13,165	278
Lowe’s	383,284	13,614
Macy’s	86,900	3,391
Marriott International, Cl A	11	0
Mattel	6,987	256
McDonald’s	6,294	555
MGM Mirage	53,678	625
News, Cl A	244,747	6,251
News, Cl B	177,000	4,645

Description	Shares	Market Value ($ Thousands)

Nike, Cl B	293,208	$15,130
Nordstrom	177,438	9,493
Omnicom Group (A)	3,479	174
PetSmart	1,608	110
Polaris Industries	32,600	2,743
priceline.com *	13,299	8,261
Ralph Lauren, Cl A	27,563	4,132
Royal Caribbean Cruises	3,900	133
Sally Beauty Holdings	94,840	2,235
Sears Holdings (A)	900	37
Signet Jewelers (A)	19,199	1,025
Sirius XM Radio (A)	19,560	57
Staples (A)	261,242	2,978
Starbucks	148,278	7,951
Starwood Hotels & Resorts Worldwide	4,743	272
Target, Cl A	218,336	12,919
Tempur-Pedic International (A)	21,091	664
Time Warner	52,231	2,498
Time Warner Cable, Cl A	109,701	10,662
TJX	31,820	1,351
Tupperware Brands	5,517	354
Under Armour, Cl A (A)	71,338	3,462
Urban Outfitters	763	30
VF (A)	1,187	179
Walt Disney	184,974	9,210
Washington Post, Cl B	809	295
Whirlpool	68,949	7,015
Wyndham Worldwide (A)	79,732	4,242
Yum! Brands	3,663	243

		270,703

Consumer Staples — 8.9%
Altria Group	93,890	2,950
Anheuser-Busch InBev ADR	90,244	7,888
Archer-Daniels-Midland	139,128	3,811
Beam	78,328	4,785
Bunge (A)	22,852	1,661
Church & Dwight (A)	11,874	636
Clorox	832	61
Coca-Cola	98,079	3,555
Coca-Cola Enterprises	1,896	60
Colgate-Palmolive	3,283	343
ConAgra Foods	104,910	3,095
Constellation Brands, Cl A *	10,975	388
Costco Wholesale	190,219	18,788
CVS Caremark	212,431	10,271
Dean Foods *	92,500	1,527
Dr Pepper Snapple Group (A)	34,392	1,520
Estee Lauder, Cl A	324,495	19,424
Herbalife (A)	19,200	633
Hershey	1,160	84
Hillshire Brands (A)	38,000	1,069
HJ Heinz (A)	4,438	256
Ingredion	22,400	1,443
Kimberly-Clark	41,873	3,536
Kraft Foods	13,143	598
Kroger	267,391	6,957
Lorillard	13,287	1,550
Mead Johnson Nutrition, Cl A	173,049	11,402

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax - Managed Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

PepsiCo	37,549	$2,570
Philip Morris International	117,630	9,838
Procter & Gamble	105,669	7,174
Reynolds American	17,973	745
Safeway (A)	66,539	1,204
Smithfield Foods	70,405	1,519
SYSCO, Cl A	6,029	191
Tyson Foods, Cl A	160,200	3,108
Walgreen	375,461	13,896
Wal-Mart Stores	80,508	5,493
Whole Foods Market	135,666	12,390

		166,419

Energy — 10.4%
Anadarko Petroleum, Cl A	3,563	265
Apache	22,142	1,738
Cameron International	5,018	283
Chesapeake Energy (A)	4,174	69
Chevron	258,421	27,946
Cimarex Energy	5,845	337
Concho Resources	900	73
ConocoPhillips	269,120	15,606
Core Laboratories (A)	53,712	5,871
Devon Energy	6,790	353
Energen	750	34
EOG Resources	105,210	12,708
EQT	2,100	124
Exxon Mobil	435,386	37,683
FMC Technologies *	139,460	5,973
Halliburton	5,836	203
Hess	73,730	3,905
HollyFrontier	102,354	4,765
Kinder Morgan	302,468	10,686
Kosmos Energy	71,267	880
Marathon Oil	167,196	5,126
Marathon Petroleum	190,609	12,008
McDermott International *	49,290	543
Murphy Oil (A)	99,810	5,944
Nabors Industries	33,146	479
National Oilwell Varco, Cl A	32,271	2,206
Noble Energy	46,334	4,714
Occidental Petroleum	17,280	1,324
Phillips 66	151,457	8,042
Pioneer Natural Resources	2,401	256
Plains Exploration & Production, Cl A *	2,500	117
Schlumberger, Cl A	161,356	11,180
SM Energy	1,000	52
Spectra Energy	6,373	175
Superior Energy Services	31,248	648
Tesoro	33,567	1,479
Valero Energy	261,616	8,926
Western Refining (A)	47,381	1,336
Williams	5,410	177

		194,234

Financials — 15.3%
ACE	57,738	4,607
Affiliated Managers Group (A)	1,000	130
Aflac	107,050	5,686
Allstate	172,676	6,936

Description	Shares	Market Value ($ Thousands)

American Capital	131,277	$1,575
American Express	37,011	2,127
American Financial Group	39,790	1,573
American International Group *	75,633	2,670
American Tower, Cl A †	2,495	193
Ameriprise Financial	104,344	6,535
Annaly Capital Management †	12,289	173
Arch Capital Group	6,051	266
Ares Capital	14,254	250
Associated Banc-Corp	21,133	277
Assurant	141,622	4,914
AvalonBay Communities †	3,715	504
Axis Capital Holdings	5,268	182
Bank of America	657,000	7,621
Bank of New York Mellon	51,336	1,319
BB&T	11,249	327
Berkshire Hathaway, Cl B	43,666	3,917
BlackRock	2,401	496
Boston Properties †	4,827	511
Brandywine Realty Trust †	101,137	1,233
Capital One Financial	241,851	14,011
CBL & Associates Properties (A)	43,851	930
CBRE Group, Cl A	2,800	56
Charles Schwab	436,204	6,264
Chubb	36,800	2,772
Citigroup	354,117	14,009
CME Group	87,815	4,453
DDR †	57,863	906
Digital Realty Trust, Cl A † (A)	1,300	88
Discover Financial Services	244,627	9,430
Equity Residential †	9,890	560
Everest Re Group	52,223	5,742
Fidelity National Financial, Cl A	5,399	127
Fifth Third Bancorp	491,034	7,459
Franklin Resources	1,489	187
Fulton Financial	25,026	241
Genworth Financial, Cl A *	83,086	624
Goldman Sachs Group	93,470	11,923
Hartford Financial Services Group	66,936	1,502
HCP †	10,920	493
Health Care †	5,009	307
Hospitality Properties Trust †	55,114	1,291
Host Hotels & Resorts †	15,849	248
Huntington Bancshares (A)	932,314	5,957
IntercontinentalExchange (A)	50,225	6,219
JPMorgan Chase	785,992	34,560
Keycorp	997,856	8,402
Kimco Realty † (A)	15,742	304
Lincoln National	175,025	4,533
Loews	41,908	1,708
Macerich †	5,647	329
MetLife	46,769	1,541
MFA Financial †	109,743	890
Morgan Stanley	57,018	1,090
Northern Trust	51,785	2,598
PartnerRe	5,920	477

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax - Managed Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

People’s United Financial	23,725	$287
PNC Financial Services Group	83,700	4,881
Popular	44,819	932
Progressive (A)	354,035	7,470
ProLogis †	14,709	537
Protective Life (A)	103,767	2,966
Prudential Financial	44,724	2,385
Public Storage †	4,106	595
Raymond James Financial (A)	4,992	192
Regions Financial	657,300	4,680
Reinsurance Group of America, Cl A	43,391	2,322
Simon Property Group †	7,772	1,229
SLM	111,513	1,910
State Street	40,538	1,906
SunTrust Banks	133,340	3,780
Torchmark, Cl A	11,690	604
Travelers	127,328	9,145
Unum Group (A)	141,459	2,945
US Bancorp	185,368	5,921
Validus Holdings	28,272	978
Ventas †	7,372	477
Vornado Realty Trust †	5,334	427
Wells Fargo	650,760	22,243
Weyerhaeuser †	17,503	487

		285,552

Health Care — 12.4%
Abbott Laboratories	99,343	6,507
Aetna, Cl A (A)	176,645	8,179
Agilent Technologies	5,250	215
Alexion Pharmaceuticals *	22,611	2,121
Allergan	145,537	13,350
AmerisourceBergen (A)	1,567	68
Amgen, Cl A	231,685	19,999
Baxter International (A)	36,801	2,453
Becton Dickinson	2,360	185
Biogen Idec	25,441	3,731
Bristol-Myers Squibb	18,304	597
Cardinal Health	73,112	3,011
Celgene, Cl A *	202,619	15,950
Cerner	2,200	171
Cigna	14,340	767
Community Health Systems	39,000	1,199
Covance *	92,947	5,370
Covidien	59,180	3,417
DaVita HealthCare Partners *	45,627	5,043
Edwards Lifesciences, Cl A *	1,400	126
Eli Lilly	51,961	2,563
Endo Pharmaceuticals Holdings *	29,070	764
Express Scripts Holding	176,227	9,516
Gilead Sciences	4,382	322
HCA Holdings	96,574	2,914
Health Net, Cl A	11,102	270
Henry Schein	1,000	80
Hill-Rom Holdings	14,983	427
Humana	105,828	7,263
Idexx Laboratories (A)	61,340	5,692
Intuitive Surgical (A)	13,055	6,402
Johnson & Johnson (A)	105,169	7,372

Description	Shares	Market Value ($ Thousands)

Life Technologies	3,691	$181
McKesson	40,594	3,936
Medivation *	20,776	1,063
Medtronic	36,227	1,486
Merck	330,791	13,543
Novo Nordisk ADR (A)	51,100	8,340
Omnicare (A)	75,572	2,728
Patterson	2,100	72
Perrigo	39,865	4,147
Pfizer	1,197,858	30,042
Quidel, Cl A	151,429	3,857
United Therapeutics	71,499	3,820
UnitedHealth Group	131,223	7,117
Warner Chilcott, Cl A	500,209	6,022
Waters (A)	1,600	139
WellPoint	103,174	6,285
Zimmer Holdings	37,448	2,496

		231,318

Industrials — 8.2%
Aecom Technology *	11,743	280
AGCO	84,302	4,141
Alaska Air Group *	28,800	1,241
Alliant Techsystems	12,536	777
Avery Dennison	11,196	391
Babcock & Wilcox	37,080	971
Boeing	2,875	217
C.H. Robinson Worldwide	2,502	158
Carlisle	1,500	88
Caterpillar, Cl A	52,138	4,670
CNH Global	1,600	64
Copa Holdings, Cl A	2,992	297
CSX	10,047	198
Cummins	24,680	2,674
Danaher, Cl A	125,204	6,999
Deere	34,544	2,985
Delta Air Lines, Cl A	167,651	1,990
Donaldson, Cl A	3,800	125
Dover	3,105	204
Eaton PLC	3,913	212
Emerson Electric	4,998	265
Engility Holdings	13,582	262
Equifax	2,500	135
Expeditors International of Washington	1,343	53
Fastenal, Cl A (A)	5,744	268
FedEx	13,230	1,214
Fluor	129,800	7,624
Fortune Brands Home & Security	1,837	54
General Cable (A)	25,000	760
General Dynamics	27,811	1,926
General Electric	543,154	11,401
Hertz Global Holdings *	4,200	68
Honeywell International	4,905	311
Illinois Tool Works	3,529	215
Ingersoll-Rand	9,146	439
ITT (A)	12,586	295
Jacobs Engineering Group *	17,906	762
Joy Global	11,367	725
Kansas City Southern	61,374	5,124

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax - Managed Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

KBR	46,215	$1,383
L-3 Communications Holdings	81,496	6,244
Lincoln Electric Holdings	16,823	819
Lockheed Martin	49,789	4,595
Manitowoc (A)	4,100	64
Manpower	28,051	1,190
Navistar International * (A)	9,626	210
Norfolk Southern	26,000	1,608
Northrop Grumman	145,725	9,848
Oshkosh Truck	98,940	2,934
Pall	109,286	6,586
Parker Hannifin, Cl A	18,236	1,551
Pentair	126,556	6,220
Precision Castparts	37,836	7,167
Quanta Services *	1,386	38
Raytheon	126,768	7,297
Republic Services	2,031	60
Robert Half International	2,900	92
Roper Industries	62,497	6,967
RR Donnelley & Sons (A)	63,852	575
Shaw Group *	1,550	72
Southwest Airlines, Cl A	109,628	1,123
Stericycle, Cl A *	73,247	6,832
Textron (A)	5,200	129
Timken	24,553	1,174
Tyco International	3,325	97
Union Pacific	79,400	9,982
United Continental Holdings (A)	61,955	1,448
United Parcel Service, Cl B	4,585	338
United Rentals (A)	7,390	337
United Technologies	20,180	1,655
URS	13,061	513
Waste Management (A)	29,350	990
WW Grainger	762	154

		150,875

Information Technology — 20.6%
Accenture, Cl A	153,026	10,176
Activision Blizzard	85,718	910
Adobe Systems	541,885	20,418
Alliance Data Systems *	1,100	159
Altera	152,595	5,255
Amdocs	69,042	2,347
Amphenol, Cl A	106,621	6,899
Ansys	62,424	4,204
Apple	87,633	46,711
Atmel	156,217	1,023
Autodesk, Cl A	273,846	9,681
BMC Software	216,615	8,591
Broadcom, Cl A	31,186	1,036
Brocade Communications Systems	180,808	964
CA	34,845	766
Cisco Systems	623,312	12,248
Citrix Systems	64,681	4,253
Cognizant Technology Solutions, Cl A *	101,383	7,507
Computer Sciences	28,981	1,161
CoreLogic	43,500	1,171
Corning, Cl B	170,168	2,148

Description	Shares	Market Value ($ Thousands)

DST Systems	11,635	$705
eBay *	6,495	331
Electronic Arts *	58,203	846
EMC *	348,942	8,828
Equinix (A)	800	165
Facebook, Cl A *	100,000	2,663
Fidelity National Information Services, Cl B	64,209	2,235
First Solar * (A)	46,197	1,427
Fiserv, Cl A	21,023	1,662
Genpact	230,066	3,566
Global Payments	8,847	401
Google, Cl A *	29,527	20,946
Harris	25,220	1,235
IAC	5,866	277
Ingram Micro, Cl A	87,100	1,474
Intel (A)	670,985	13,842
International Business Machines	63,902	12,240
Intuit	214,776	12,779
Juniper Networks	23,000	452
Lam Research *	5,300	191
Lender Processing Services	99,054	2,439
Lexmark International, Cl A (A)	46,438	1,077
Mastercard, Cl A	60,101	29,526
Microchip Technology	1,219	40
Microsoft	315,615	8,436
National Instruments	105,903	2,733
NetApp *	155,591	5,220
Oracle, Cl B	413,665	13,783
Polycom *	216,001	2,259
Qualcomm	463,146	28,724
Rackspace Hosting	1,378	102
Red Hat	1,214	64
Rovi	33,373	515
SAIC (A)	144,321	1,634
Salesforce.com * (A)	32,383	5,444
Seagate Technology	60,204	1,835
Symantec, Cl A	246,274	4,632
TE Connectivity	36,055	1,338
Tech Data	22,300	1,015
Teradata	95,442	5,907
Texas Instruments (A)	77,594	2,401
Total System Services	13,564	291
VeriFone Holdings	94,814	2,814
VeriSign (A)	141,384	5,489
Visa, Cl A	97,251	14,741
Vishay Intertechnology (A)	88,686	943
VMware, Cl A	5,624	530
Western Digital	137,231	5,831
Xerox	201,463	1,374

		385,030

Materials — 3.7%
Agrium (A)	41,500	4,146
Alcoa	21,476	186
Alpha Natural Resources *	166,609	1,623
Cabot	18,468	735
CF Industries Holdings	39,426	8,010
Commercial Metals, Cl A	35,073	521
Domtar	21,591	1,803

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax - Managed Large Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Dow Chemical, Cl A	274,876	$8,884
E.I. Du Pont de Nemours	5,201	234
Eastman Chemical	34,295	2,334
Ecolab	62,995	4,529
Freeport-McMoRan Copper & Gold, Cl B	40,036	1,369
Huntsman	234,694	3,731
International Paper	20,461	815
LyondellBasell Industries, Cl A	74,826	4,272
Martin Marietta Materials, Cl A	550	52
Monsanto	75,004	7,099
Newmont Mining	11,637	541
Owens-Illinois	32,385	689
PPG Industries	3,000	406
Praxair	2,548	279
Reliance Steel & Aluminum	25,000	1,553
Rock Tenn, Cl A	13,000	909
Sherwin-Williams, Cl A	22,599	3,476
Sigma-Aldrich	2,200	162
Steel Dynamics	128,114	1,759
Syngenta ADR	91,000	7,353
United States Steel (A)	24,083	575
Vulcan Materials	1,097	57
Westlake Chemical	12,337	978

		69,080

Telecommunication Services — 2.4%
AT&T	424,260	14,302
CenturyTel	6,892	270
Crown Castle International (A)	321,933	23,231
MetroPCS Communications	3,342	33
SBA Communications, Cl A	26,869	1,908
Sprint Nextel *	285,000	1,616
Verizon Communications	97,068	4,200

		45,560

Utilities — 1.8%
AES	148,255	1,587
Ameren	196,300	6,030
American Electric Power	179,636	7,667
American Water Works	5,896	219
Centerpoint Energy	4,900	94
CMS Energy	7,966	194
Consolidated Edison (A)	8,348	464
Dominion Resources	5,292	274
DTE Energy	10,523	632
Duke Energy	7,375	471
Edison International	65,088	2,941
Entergy	68,791	4,385
Exelon	11,287	336
Hawaiian Electric Industries (A)	3,200	80
MDU Resources Group	2,200	47
National Fuel Gas	1,300	66
NextEra Energy	4,538	314
NV Energy	35,000	635
OGE Energy	2,612	147
PG&E	8,566	344
PNM Resources	43,000	882
Public Service Enterprise Group	150,100	4,593

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy	1,517	$108
UGI	710	23

		32,533

Total Common Stock (Cost $1,369,905) ($ Thousands)		1,831,304

AFFILIATED PARTNERSHIP — 6.7%
SEI Liquidity Fund, L.P. 0. 130% **†† (B)	125,521,975	125,522

Total Affiliated Partnership (Cost $125,522) ($ Thousands)		125,522

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	33,514,526	33,515

Total Cash Equivalent (Cost $33,515) ($ Thousands)		33,515

U.S. TREASURY OBLIGATIONS (C) — 0.1%
U.S. Treasury Bills
0.107%, 1/31/2013	$1,050	1,050

Total U.S. Treasury Obligations (Cost $1,050) ($ Thousands)		1,050

Total Investments — 106.8% (Cost $1,529,992) ($ Thousands) ‡		$1,991,391

Percentages are based on Net Assets of $1,865,072 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $124,211 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2012 was $125,522 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,529,992 ($ Thousands), and the unrealized appreciation and depreciation were $472,590 ($ Thousands) and ($11,191) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,831,304	$—	$—	$1,831,304
Affiliated Partnership	—	125,522	—	125,522
Cash Equivalent	33,515	—	—	33,515
U.S. Treasury Obligations	—	1,050	—	1,050

Total Investments in Securities	$1,864,819	$126,572	$—	$1,991,391

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2012

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%

Consumer Discretionary — 11.5%
Abercrombie & Fitch, Cl A	18,100	$868
Amazon.com, Cl A	80,000	20,091
AMC Networks, Cl A	50,850	2,364
Apollo Group, Cl A	22,103	462
Autonation *	8,626	342
Autozone *	8,294	2,940
Bed Bath & Beyond	51,333	2,870
Best Buy (A)	58,541	694
Big Lots (A)	13,313	379
BorgWarner (A)	25,400	1,819
Cablevision Systems, Cl A	47,200	705
Carmax (A)	50,600	1,899
Carnival	98,784	3,632
CBS, Cl B	131,901	5,019
Chipotle Mexican Grill, Cl A (A)	7,000	2,082
Coach	63,010	3,497
Comcast, Cl A	588,422	21,995
Darden Restaurants (A)	28,513	1,285
Delphi Automotive (A)	65,400	2,502
DIRECTV *	133,800	6,712
Discovery Communications, Cl A	52,900	3,358
Dollar General	58,700	2,588
Dollar Tree	51,000	2,068
DR Horton	60,549	1,198
Expedia	20,450	1,257
Family Dollar Stores	21,622	1,371
Ford Motor (A)	844,080	10,931
Fossil, Cl A	11,900	1,108
GameStop, Cl A (A)	27,400	687
Gannett (A)	50,547	910
Gap	65,731	2,040
Garmin (A)	24,100	984
Genuine Parts (A)	34,336	2,183
Goodyear Tire & Rubber	53,593	740
H&R Block (A)	59,104	1,098
Harley-Davidson, Cl A	50,408	2,462
Harman International Industries, Cl A	14,700	656
Hasbro (A)	25,291	908
Home Depot	331,096	20,478
International Game Technology	58,956	835
Interpublic Group	95,301	1,050
J.C. Penney (A)	31,080	613
Johnson Controls	150,357	4,616
Kohl’s	47,547	2,044
Leggett & Platt (A)	30,754	837
Lennar, Cl A (A)	35,507	1,373
Limited Brands	52,927	2,491
Lowe’s	249,036	8,846
Macy’s	88,864	3,467
Marriott International, Cl A (A)	55,752	2,078
Mattel	75,018	2,747
McDonald’s	223,070	19,677
McGraw-Hill	61,921	3,385
NetFlix (A)	12,100	1,122
Newell Rubbermaid, Cl B	62,947	1,402
News, Cl A	446,533	11,405

Description	Shares	Market Value ($ Thousands)

Nike, Cl B	162,188	$8,369
Nordstrom	33,802	1,808
Omnicom Group (A)	58,904	2,943
O’Reilly Automotive	26,300	2,352
PetSmart (A)	24,100	1,647
priceline.com *	11,080	6,883
PulteGroup	73,582	1,336
Ralph Lauren, Cl A	13,500	2,024
Ross Stores	49,468	2,679
Scripps Networks Interactive, Cl A	18,800	1,089
Snap-on	12,653	999
Staples (A)	151,214	1,724
Starbucks	164,658	8,829
Starwood Hotels & Resorts Worldwide	43,335	2,486
Target, Cl A	144,919	8,575
Tiffany	26,373	1,512
Time Warner (A)	210,012	10,045
Time Warner Cable, Cl A	66,783	6,491
TJX	162,934	6,917
TripAdvisor (A)	23,950	1,005
Urban Outfitters	23,800	937
VF (A)	19,414	2,931
Viacom, Cl B	102,301	5,395
Walt Disney	392,427	19,539
Washington Post, Cl B (A)	1,055	385
Whirlpool	17,305	1,761
Wyndham Worldwide (A)	31,602	1,682
Wynn Resorts	17,600	1,980
Yum! Brands	100,570	6,678

		328,171

Consumer Staples — 10.1%
Altria Group	449,756	14,132
Archer-Daniels -Midland	145,466	3,984
Avon Products	94,051	1,350
Beam	35,019	2,139
Brown-Forman, Cl B	33,392	2,112
Campbell Soup (A)	39,275	1,370
Clorox	28,642	2,097
Coca-Cola	856,106	31,034
Coca-Cola Enterprises	60,517	1,920
Colgate-Palmolive	98,593	10,307
ConAgra Foods	89,452	2,639
Constellation Brands, Cl A *	32,100	1,136
Costco Wholesale	95,718	9,454
CVS Caremark	276,035	13,346
Dean Foods *	40,400	667
Dr Pepper Snapple Group (A)	46,600	2,059
Estee Lauder, Cl A	53,000	3,173
General Mills, Cl A	143,582	5,802
Hershey	33,512	2,420
HJ Heinz (A)	70,449	4,064
Hormel Foods	29,300	915
JM Smucker	24,248	2,091
Kellogg	54,367	3,036
Kimberly-Clark	87,099	7,354
Kraft Foods	130,999	5,957
Kroger	113,759	2,960
Lorillard (A)	28,776	3,357
McCormick (A)	29,361	1,865

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Mead Johnson Nutrition, Cl A	45,034	$2,967
Molson Coors Brewing, Cl B (A)	34,646	1,483
Monster Beverage	34,200	1,808
PepsiCo	342,585	23,443
Philip Morris International	369,965	30,944
Procter & Gamble	605,501	41,107
Reynolds American (A)	72,480	3,003
Safeway (A)	52,346	947
SYSCO, Cl A (A)	130,020	4,117
Tyson Foods, Cl A	63,190	1,226
Walgreen	189,844	7,026
Wal-Mart Stores	371,644	25,357
Whole Foods Market	37,900	3,462

		289,630

Energy — 10.8%
Anadarko Petroleum, Cl A	110,180	8,187
Apache	86,600	6,798
Baker Hughes	96,649	3,947
Cabot Oil & Gas	46,500	2,313
Cameron International	54,400	3,071
Chesapeake Energy (A)	113,700	1,890
Chevron	433,878	46,920
ConocoPhillips	268,643	15,579
Consol Energy	50,700	1,627
Denbury Resources	85,200	1,380
Devon Energy (A)	83,313	4,336
Diamond Offshore Drilling (A)	15,200	1,033
Ensco, Cl A	51,300	3,041
EOG Resources	59,744	7,216
EQT	33,000	1,946
Exxon Mobil	1,009,698	87,389
FMC Technologies *	52,500	2,249
Halliburton	205,479	7,128
Helmerich & Payne	23,000	1,288
Hess	65,675	3,478
Kinder Morgan	140,165	4,952
Marathon Oil	156,156	4,788
Marathon Petroleum	74,978	4,724
Murphy Oil (A)	40,663	2,421
Nabors Industries	63,378	916
National Oilwell Varco, Cl A	94,368	6,450
Newfield Exploration	29,500	790
Noble	55,900	1,947
Noble Energy	39,100	3,978
Occidental Petroleum	179,159	13,725
Peabody Energy (A)	58,500	1,557
Phillips 66	138,871	7,374
Pioneer Natural Resources (A)	27,200	2,899
QEP Resources	38,700	1,171
Range Resources (A)	36,100	2,268
Rowan, Cl A	27,097	847
Schlumberger, Cl A	293,543	20,340
Southwestern Energy, Cl A	76,700	2,563
Spectra Energy	143,561	3,931
Tesoro	30,500	1,344
Valero Energy	121,808	4,156
Williams	149,265	4,887
WPX Energy	43,521	648

		309,492

Description	Shares	Market Value ($ Thousands)

Financials — 15.4%
ACE	75,100	$5,993
Aflac	103,708	5,509
Allstate	107,459	4,317
American Express	215,615	12,394
American International Group *	326,008	11,508
American Tower, Cl A †	87,500	6,761
Ameriprise Financial	46,584	2,918
Aon	70,929	3,944
Apartment Investment & Management, Cl A †	31,839	862
Assurant	17,700	614
AvalonBay Communities †	25,308	3,432
Bank of America	2,383,528	27,649
Bank of New York Mellon	261,586	6,723
BB&T	154,897	4,509
Berkshire Hathaway, Cl B	403,947	36,234
BlackRock	27,757	5,738
Boston Properties †	33,300	3,523
Capital One Financial	128,062	7,419
CBRE Group, Cl A	66,200	1,317
Charles Schwab	242,027	3,475
Chubb	58,956	4,440
Cincinnati Financial	32,779	1,284
Citigroup	648,508	25,655
CME Group	67,835	3,440
Comerica	42,183	1,280
Discover Financial Services	111,830	4,311
E*Trade Financial	56,343	504
Equity Residential †	71,240	4,037
Fifth Third Bancorp	203,111	3,085
First Horizon National	54,536	540
Franklin Resources	30,415	3,823
Genworth Financial, Cl A *	107,700	809
Goldman Sachs Group	97,856	12,483
Hartford Financial Services Group	95,386	2,140
HCP † (A)	100,100	4,523
Health Care †	56,200	3,444
Host Hotels & Resorts † (A)	159,148	2,494
Hudson City Bancorp, Cl A	106,800	868
Huntington Bancshares	187,075	1,195
IntercontinentalExchange (A)	16,200	2,006
Invesco	98,100	2,559
JPMorgan Chase	840,057	36,937
Keycorp	209,083	1,761
Kimco Realty † (A)	89,500	1,729
Legg Mason	26,300	676
Leucadia National	43,200	1,028
Lincoln National (A)	60,998	1,580
Loews	69,049	2,814
M&T Bank (A)	26,461	2,606
Marsh & McLennan	120,650	4,159
MetLife	241,626	7,959
Moody’s (A)	42,808	2,154
Morgan Stanley	306,361	5,858
NASDAQ OMX Group, Cl A	25,900	648
Northern Trust	48,205	2,418
NYSE Euronext	53,600	1,690

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

People’s United Financial	76,700	$928
Plum Creek Timber †	35,935	1,594
PNC Financial Services Group	117,275	6,838
Principal Financial Group, Cl A (A)	60,548	1,727
Progressive (A)	123,368	2,603
ProLogis †	101,800	3,715
Prudential Financial	103,266	5,507
Public Storage †	31,928	4,628
Regions Financial	312,863	2,228
Simon Property Group †	68,502	10,829
SLM	103,943	1,780
State Street	102,891	4,837
SunTrust Banks	118,996	3,374
T. Rowe Price Group	56,108	3,654
Torchmark, Cl A	20,757	1,072
Travelers	85,352	6,130
Unum Group	61,152	1,273
US Bancorp	416,406	13,300
Ventas †	65,432	4,235
Vornado Realty Trust †	37,173	2,977
Wells Fargo	1,086,263	37,128
Weyerhaeuser †	118,840	3,306
XL Group, Cl A	68,005	1,704
Zions Bancorporation (A)	40,260	862

		440,005

Health Care — 12.2%
Abbott Laboratories	350,046	22,928
Aetna, Cl A	73,802	3,417
Agilent Technologies	77,006	3,153
Alexion Pharmaceuticals *	42,500	3,987
Allergan	68,066	6,244
AmerisourceBergen (A)	52,192	2,253
Amgen, Cl A	170,555	14,722
Baxter International (A)	121,138	8,075
Becton Dickinson (A)	44,062	3,445
Biogen Idec	52,300	7,671
Boston Scientific *	315,812	1,810
Bristol-Myers Squibb	365,575	11,914
C.R. Bard	17,388	1,699
Cardinal Health	75,355	3,103
CareFusion *	48,377	1,383
Celgene, Cl A *	93,700	7,376
Cerner	32,300	2,508
Cigna	63,671	3,404
Coventry Health Care	29,213	1,309
Covidien	106,300	6,138
DaVita HealthCare Partners *	18,800	2,078
Dentsply International (A)	30,900	1,224
Edwards Lifesciences, Cl A *	25,600	2,308
Eli Lilly	225,930	11,143
Express Scripts Holding	179,461	9,691
Forest Laboratories, Cl A	51,763	1,828
Gilead Sciences (A)	167,372	12,293
Hospira	36,004	1,125
Humana	35,597	2,443
Intuitive Surgical	8,820	4,325
Johnson & Johnson (A)	613,682	43,019
Laboratory Corp of America Holdings * (A)	21,263	1,842
Life Technologies	38,843	1,906

Description	Shares	Market Value ($ Thousands)

McKesson	52,269	$5,068
Medtronic	225,817	9,263
Merck	673,544	27,575
Mylan Laboratories *	89,811	2,468
Patterson	18,600	637
PerkinElmer	24,940	792
Perrigo	19,400	2,018
Pfizer	1,630,376	40,890
Quest Diagnostics	35,124	2,047
Quidel, Cl A	392,698	10,002
St. Jude Medical	69,456	2,510
Stryker	63,642	3,489
Tenet Healthcare *	22,819	741
Thermo Fisher Scientific	80,943	5,162
UnitedHealth Group	226,247	12,271
Varian Medical Systems (A)	24,600	1,728
Waters (A)	19,497	1,699
Watson Pharmaceuticals	28,071	2,414
WellPoint	67,198	4,094
Zimmer Holdings	38,655	2,577

		349,209

Industrials — 9.8%
3M	140,682	13,062
Avery Dennison	22,215	776
Boeing	149,732	11,284
C.H. Robinson Worldwide (A)	35,600	2,250
Caterpillar, Cl A	144,497	12,944
Cintas (A)	23,507	961
CSX	230,450	4,547
Cummins	39,140	4,241
Danaher, Cl A	129,296	7,228
Deere (A)	86,402	7,467
Dover	40,237	2,644
Dun & Bradstreet	9,800	771
Eaton PLC	101,810	5,518
Emerson Electric	160,406	8,495
Equifax	26,125	1,414
Expeditors International of Washington	46,700	1,847
Fastenal, Cl A (A)	59,300	2,769
FedEx	64,705	5,935
Flowserve	11,300	1,659
Fluor	36,944	2,170
General Dynamics	73,526	5,093
General Electric	2,322,174	48,743
Honeywell International	172,755	10,965
Illinois Tool Works	95,524	5,809
Ingersoll-Rand	63,800	3,060
Jacobs Engineering Group *	28,300	1,205
Joy Global (A)	23,100	1,473
L-3 Communications Holdings	21,523	1,649
Lockheed Martin	59,694	5,509
Masco (A)	77,868	1,297
Norfolk Southern	70,826	4,380
Northrop Grumman	54,419	3,678
PACCAR (A)	78,091	3,530
Pall	25,895	1,560
Parker Hannifin, Cl A (A)	33,171	2,821
Pentair	46,566	2,289
Pitney Bowes (A)	43,975	468
Precision Castparts	32,200	6,099

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Quanta Services *	46,500	$1,269
Raytheon	73,568	4,235
Republic Services	66,383	1,947
Robert Half International	30,927	984
Rockwell Automation	31,226	2,623
Rockwell Collins (A)	31,578	1,837
Roper Industries	21,600	2,408
Ryder System	11,254	562
Southwest Airlines, Cl A	165,449	1,694
Stanley Black & Decker	37,135	2,747
Stericycle, Cl A *	19,000	1,772
Textron	62,598	1,552
Tyco International	101,700	2,975
Union Pacific	104,794	13,174
United Parcel Service, Cl B	159,011	11,724
United Technologies	185,532	15,215
Waste Management (A)	96,328	3,250
WW Grainger	13,265	2,684
Xylem	40,500	1,098

		281,360

Information Technology — 18.8%
Accenture, Cl A	140,500	9,343
Adobe Systems	108,636	4,093
Advanced Micro Devices (A)	132,063	317
Akamai Technologies *	39,500	1,616
Altera	70,551	2,430
Amphenol, Cl A	35,500	2,297
Analog Devices	65,799	2,767
Apple	208,331	111,047
Applied Materials	265,250	3,034
Autodesk, Cl A	50,517	1,786
Automatic Data Processing	107,250	6,114
BMC Software	32,549	1,291
Broadcom, Cl A	113,636	3,774
CA	75,627	1,662
Cisco Systems	1,170,004	22,991
Citrix Systems	41,342	2,718
Cognizant Technology Solutions, Cl A *	66,200	4,902
Computer Sciences	33,833	1,355
Corning, Cl B	327,378	4,131
Dell (A)	322,074	3,263
eBay *	256,632	13,093
Electronic Arts *	69,478	1,010
EMC *	464,440	11,750
F5 Networks, Cl A *	17,600	1,710
Fidelity National Information Services, Cl B	55,465	1,931
First Solar * (A)	13,240	409
Fiserv, Cl A (A)	29,880	2,362
Flir Systems	33,000	736
Google, Cl A *	58,963	41,827
Harris	24,700	1,209
Hewlett-Packard	435,465	6,205
Intel (A)	1,101,915	22,733
International Business Machines	235,237	45,060
Intuit	60,986	3,629
Iron Mountain	38,875	1,207
Jabil Circuit	40,879	789
JDS Uniphase	50,756	687

Description	Shares	Market Value ($ Thousands)

Juniper Networks	115,200	$2,266
Kla-Tencor	37,071	1,771
Lam Research *	37,917	1,370
Linear Technology (A)	51,194	1,756
LSI Logic	121,746	862
Mastercard, Cl A	23,700	11,643
Microchip Technology (A)	42,200	1,375
Micron Technology	221,669	1,408
Microsoft	1,677,393	44,837
Molex (A)	30,060	821
Motorola Solutions	63,229	3,521
NetApp *	80,076	2,686
Nvidia	137,848	1,694
Oracle, Cl B	832,388	27,735
Paychex (A)	71,456	2,225
Qualcomm	376,732	23,365
Red Hat	42,700	2,261
SAIC (A)	62,044	702
Salesforce.com * (A)	28,300	4,757
SanDisk	53,200	2,317
Seagate Technology	74,400	2,268
Symantec, Cl A	154,747	2,911
TE Connectivity	94,500	3,508
Teradata	37,168	2,300
Teradyne (A)	41,107	694
Texas Instruments (A)	248,149	7,678
Total System Services	35,280	756
VeriSign (A)	34,800	1,351
Visa, Cl A	115,572	17,519
Western Digital	49,300	2,095
Western Union	134,012	1,824
Xerox	289,506	1,974
Xilinx	58,109	2,086
Yahoo!	230,138	4,580

		538,194

Materials — 3.6%
Air Products & Chemicals	46,726	3,926
Airgas	15,100	1,378
Alcoa (A)	236,235	2,051
Allegheny Technologies	23,459	712
Ball	34,482	1,543
Bemis	22,590	756
CF Industries Holdings	13,890	2,822
Cliffs Natural Resources (A)	31,011	1,196
Dow Chemical, Cl A	264,175	8,538
E.I. Du Pont de Nemours	205,935	9,261
Eastman Chemical	33,816	2,301
Ecolab	58,130	4,180
FMC	30,600	1,791
Freeport-McMoRan Copper & Gold, Cl B	209,336	7,159
International Flavors & Fragrances	17,794	1,184
International Paper	96,570	3,848
LyondellBasell Industries, Cl A	84,100	4,801
MeadWestvaco	37,815	1,205
Monsanto	117,948	11,164
Mosaic	61,100	3,460
Newmont Mining	109,908	5,104
Nucor	70,182	3,030
Owens-Illinois	36,100	768

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

PPG Industries	33,745	$4,567
Praxair	65,999	7,224
Sealed Air	43,528	762
Sherwin-Williams, Cl A	18,816	2,894
Sigma-Aldrich (A)	26,736	1,967
United States Steel (A)	31,626	755
Vulcan Materials	28,849	1,502

		101,849

Telecommunication Services — 3.0%
AT&T	1,257,840	42,402
CenturyTel	137,957	5,397
Crown Castle International	64,900	4,683
Frontier Communications (A)	219,525	940
MetroPCS Communications	69,100	687
Sprint Nextel *	662,622	3,757
Verizon Communications	630,048	27,262
Windstream (A)	128,146	1,061

		86,189

Utilities — 3.4%
AES	135,190	1,447
AGL Resources	25,600	1,023
Ameren	54,044	1,660
American Electric Power	107,415	4,584
Centerpoint Energy	94,668	1,822
CMS Energy (A)	57,692	1,407
Consolidated Edison (A)	64,633	3,590
Dominion Resources (A)	126,940	6,575
DTE Energy	37,845	2,273
Duke Energy	155,807	9,940
Edison International	71,953	3,252
Entergy	39,064	2,490
Exelon	189,046	5,622
FirstEnergy	92,710	3,872
Integrys Energy Group	17,034	890
NextEra Energy (A)	93,620	6,478
NiSource	63,479	1,580
Northeast Utilities	69,035	2,698
NRG Energy (A)	71,400	1,641
Oneok	45,400	1,941
Pepco Holdings (A)	50,000	981
PG&E	94,529	3,798
Pinnacle West Capital	23,849	1,216
PPL (A)	128,271	3,672
Public Service Enterprise Group	111,730	3,419
SCANA (A)	28,600	1,305
Sempra Energy	49,665	3,523
Southern	193,635	8,290
TECO Energy	44,912	753
Wisconsin Energy (A)	51,000	1,879
Xcel Energy	107,719	2,877

		96,498

Total Common Stock (Cost $1,872,776) ($ Thousands)		2,820,597

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 7.7%
SEI Liquidity Fund, L.P. 0.130% ** †† (B)	221,260,278	$221,260

Total Affiliated Partnership (Cost $221,260) ($ Thousands)		221,260

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% ** ††	32,502,351	32,502

Total Cash Equivalent (Cost $32,502) ($ Thousands)		32,502

U.S. TREASURY OBLIGATIONS (C)(D)— 0.2%
U.S. Treasury Bills
0.085%, 3/7/2013	$3,110	3,110
0.090%, 2/7/2013	1,050	1,050

Total U.S. Treasury Obligations (Cost $4,160) ($ Thousands)		4,160

Total Investments — 107.7% (Cost $2,130,698) ($ Thousands) ‡		$3,078,519

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	626	Mar-2013	$243

			$243

For the period ended December 31, 2012, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,859,648 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $218,850 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities on loan as of December 31, 2012, was $221,260($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P — Standard & Poor’s

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $2,132,971 ($ Thousands), and the unrealized appreciation and depreciation were $961,256 ($ Thousands) and ($15,708) ($ Thousands) respectively.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2012

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	2,820,597	—	—	2,820,597
U.S. Treasury Obligations	—	4,160	—	4,160
Affiliated Partnership	—	221,260	—	221,260
Cash Equivalent	32,502	—	—	32,502

Total Investments in Securities	$2,853,099	$225,420	$—	$3,078,519

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$243	$—	$—	$243

Total Other Financial Instruments	$243	$—	$—	$243

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.9%

Consumer Discretionary — 14.7%
Aaron’s	3,620	$102
America’s Car-Mart *	4,600	186
Ameristar Casinos	6,200	163
ANN	5,540	187
Arctic Cat *	9,780	326
Asbury Automotive Group	15,006	481
Beazer Homes USA, Cl A (A)	6,500	110
bebe stores, Cl A	1,400	6
Belo, Cl A	41,503	318
Biglari Holdings *	540	211
BJ’s Restaurants (A)	20,419	672
Bob Evans Farms	2,400	96
Boyd Gaming * (A)	2,700	18
Bravo Brio Restaurant Group	27,090	364
Brown Shoe	10,800	198
Brunswick	14,666	427
Cabela’s	9,160	382
Capella Education	2,900	82
Career Education	52,000	183
Carmike Cinemas *	13,300	200
Casual Male Retail Group *	55,000	231
Cato, Cl A	7,694	211
CEC Entertainment	8,766	291
Cheesecake Factory (A)	3,370	110
Childrens Place Retail Stores *	21,398	948
Christopher & Banks	3,900	21
Coinstar (A)	6,692	348
Conn’s * (A)	22,767	699
Cooper Tire & Rubber	18,560	471
Core-Mark Holding, Cl A	9,399	445
Corinthian Colleges * (A)	81,900	200
Dana Holding	15,587	243
Denny’s, Cl A	12,800	62
Destination Maternity	7,600	164
Dick’s Sporting Goods	8,600	391
Drew Industries	700	23
Entercom Communications	2,600	18
Express * (A)	24,900	376
Five Below (A)	5,234	168
Francesca’s Holdings (A)	35,581	924
Fred’s, Cl A	12,400	165
GameStop, Cl A (A)	21,463	539
Genesco *	4,895	269
G-III Apparel Group *	2,800	96
Grand Canyon Education *	22,233	522
Helen of Troy	2,800	93
hhgregg, Cl A * (A)	14,400	101
Hibbett Sports * (A)	9,215	486
HomeAway * (A)	12,390	273
Hot Topic (A)	19,600	189
Ignite Restaurant Group *	11,000	143
Insight Enterprises *	12,000	209
International Speedway, Cl A	200	5
Isle of Capri Casinos (A)	19,422	109
Jack in the Box	15,294	437
JAKKS Pacific (A)	8,327	104
Jones Group (A)	15,600	172
Krispy Kreme Doughnuts	61,910	581
La-Z-Boy, Cl Z	20,415	289
Libbey	41,500	803

Description	Shares	Market Value ($ Thousands)

Life Time Fitness * (A)	17,480	$860
Live Nation	30,655	285
LKQ *	20,304	429
Lumber Liquidators Holdings * (A)	15,830	836
M/I Homes	3,500	93
Maidenform Brands	2,400	47
Marriott Vacations Worldwide	6,210	259
MDC Partners, Cl A	60,900	688
Men’s Wearhouse	12,679	395
Meredith (A)	8,835	304
Meritage Homes	12,093	452
Modine Manufacturing *	33,867	275
Monro Muffler (A)	9,859	345
Morgans Hotel Group *	38,543	213
Movado Group	3,800	117
Multimedia Games Holding *	7,000	103
National CineMedia	25,566	361
National Presto Industries (A)	1,400	97
New York Times, Cl A *	10,100	86
Nutrisystem	6,100	50
Office Depot (A)	19,000	62
OfficeMax	14,900	145
Orient-Express Hotels, Cl A	43,720	511
Oxford Industries, Cl A (A)	5,360	248
Pandora Media (A)	28,560	262
Panera Bread, Cl A	3,140	499
Papa John’s International, Cl A *	4,800	264
Pep Boys-Manny Moe & Jack (A)	24,440	240
Perry Ellis International, Cl A	3,200	64
PetMed Express (A)	18,300	203
Pier 1 Imports (A)	51,331	1,027
Pinnacle Entertainment *	31,685	502
ReachLocal	24,520	317
Red Robin Gourmet Burgers	17,206	607
Regis (A)	22,810	386
Rent-A-Center	3,000	103
Ruby Tuesday	25,272	199
rue21* (A)	4,210	120
Ryland Group (A)	19,070	696
Sauer-Danfoss	700	37
Scholastic, Cl B	7,600	225
Scientific Games, Cl A	58,815	510
Select Comfort *	31,381	821
Shoe Carnival	10,123	207
Shutterfly (A)	22,839	682
Sinclair Broadcast Group, Cl A	700	9
Six Flags Entertainment	1,300	79
Skullcandy (A)	16,475	128
Smith & Wesson Holding * (A)	16,100	136
Sonic *	8,600	89
Sotheby’s (A)	3,890	131
Stage Stores	20,843	516
Standard Motor Products	7,200	160
Standard-Pacific (A)	42,954	316
Steiner Leisure	1,500	72
Steven Madden	3,050	129
Stewart Enterprises, Cl A	19,200	146
Tesla Motors * (A)	6,690	226
Titan International (A)	10,660	232
Ulta Salon Cosmetics & Fragrance	4,975	489
Vail Resorts (A)	14,138	765

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Vera Bradley (A)	8,120	$204
Vitamin Shoppe	17,953	1,030
Warnaco Group	13,165	942
Wet Seal, Cl A	111,900	309
Winnebago Industries	1,500	26
WMS Industries	19,010	333
Wolverine World Wide (A)	8,150	334
Zumiez (A)	14,929	290

		38,964

Consumer Staples — 2.5%
Andersons	6,100	262
Casey’s General Stores	4,093	217
Chefs’ Warehouse Holdings * (A)	18,675	295
Chiquita Brands International	85,200	703
Coca-Cola Bottling Consolidated	1,200	80
Darling International *	7,100	114
Elizabeth Arden *	2,740	123
Fresh Del Monte Produce	15,800	416
Fresh Market * (A)	8,727	420
Hain Celestial Group (A)	5,557	301
Harris Teeter Supermarkets (A)	8,228	317
J&J Snack Foods	6,900	441
Lancaster Colony (A)	3,700	256
Medifast	4,533	119
Pilgrim’s Pride (A)	17,700	128
Post Holdings *	1,100	38
Prestige Brands Holdings, Cl A *	1,400	28
Rite Aid *	150,300	204
Sanderson Farms	2,000	95
Smart Balance	21,825	282
Snyders-Lance	3,890	94
Spartan Stores	20,710	318
Spectrum Brands Holdings	4,890	220
SUPERVALU (A)	9,200	23
Susser Holdings	5,459	188
TreeHouse Foods	4,444	232
United Natural Foods	3,868	207
USANA Health Sciences (A)	3,300	109
Weis Markets	700	28
WhiteWave Foods, Cl A (A)	16,990	264

		6,522

Energy — 5.6%
Alberta Oilsands	184,500	9
Approach Resources, Cl A	2,800	70
Atwood Oceanics, Cl A *	1,300	60
Berry Petroleum, Cl A (A)	5,827	196
Bonanza Creek Energy (A)	7,565	210
Bristow Group (A)	5,340	287
Clayton Williams Energy	500	20
Cloud Peak Energy	5,000	97
Contango Oil & Gas	1,500	64
Diamondback Energy, Cl A	19,800	379
Dril-Quip *	8,110	592
Energy XXI Bermuda (A)	14,170	456
EPL Oil & Gas *	21,100	476
Forum Energy Technologies * (A)	38,201	945
Gulfmark Offshore, Cl A	10,659	367
Gulfport Energy *	21,277	813
Halcon Resources, Cl A *	15,240	105
Heckmann (A)	23,300	94
Helix Energy Solutions Group *	41,382	854
Key Energy Services	58,539	407

Description	Shares	Market Value ($ Thousands)

KiOR, Cl A * (A)	23,850	$153
Knightsbridge Tankers	6,900	36
Kodiak Oil & Gas (A)	41,366	366
Laredo Petroleum Holdings * (A)	32,723	594
Magnum Hunter Resources	38,464	154
Matador Resources (A)	25,040	205
Mitcham Industries *	3,400	46
Newpark Resources, Cl A * (A)	24,700	194
Oasis Petroleum	40,928	1,302
Oceaneering International, Cl A	7,960	428
Oil States International *	5,280	378
Oilsands Quest, Cl A *	71,743	0
Parker Drilling *	19,500	90
PDC Energy, Cl A * (A)	12,746	423
Penn Virginia (A)	34,300	151
PetroQuest Energy *	3,800	19
Pioneer Energy Services	72,699	528
Rentech	27,200	72
Rosetta Resources * (A)	15,151	687
Scorpio Tankers	80,900	575
Ship Finance International	4,700	78
StealthGas	20,500	163
Stone Energy, Cl A * (A)	4,600	94
Swift Energy, Cl A	23,440	361
Tesco *	14,500	165
TETRA Technologies *	46,185	351
Vaalco Energy	23,740	205
W&T Offshore (A)	6,600	106
Western Refining (A)	4,300	121
Willbros Group	23,600	126

		14,672

Financials — 20.2%
Acadia Realty Trust †	12,485	313
Affiliated Managers Group (A)	6,000	781
Agree Realty †	2,100	56
Alterra Capital Holdings	21,630	610
American Assets Trust †	8,135	227
American Capital Mortgage Investment †	3,100	73
American Equity Investment Life Holding (A)	28,400	347
Amtrust Financial Services (A)	28,729	824
Argo Group International Holdings	9,100	306
Ashford Hospitality Trust	2,400	25
Associated Estates Realty †	27,988	451
Astoria Financial	10,800	101
Banco Latinoamericano de Exportaciones, Cl E	3,400	73
Bancorp	22,680	249
Bancorpsouth, Cl A (A)	31,673	460
Bank of the Ozarks (A)	14,835	496
Banner	21,755	668
BBCN Bancorp	3,950	46
Berkshire Hills Bancorp (A)	14,905	356
BGC Partners, Cl A	32,500	112
BlackRock Kelso Capital	25,100	253
Boston Private Financial Holdings (A)	12,000	108
BRE Properties, Cl A †	3,400	173
Brookline Bancorp, Cl A	3,800	32
Campus Crest Communities †	51,900	636

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Capital Bank Financial, Cl A *	2,680	$46
Cardinal Financial	14,600	237
Cardtronics	3,890	92
Central Pacific Financial	47,660	743
Chesapeake Lodging Trust †	7,000	146
Citizens Republic Bancorp *	2,300	44
City Holding	6,000	209
CNO Financial Group (A)	119,635	1,116
CoBiz Financial	36,095	270
Cohen & Steers (A)	5,970	182
Colonial Properties Trust † (A)	10,481	224
Columbia Banking System	11,700	210
Community Bank System (A)	6,200	170
Coresite Realty †	11,055	306
Credit Acceptance, Cl A	700	71
CubeSmart †	31,224	455
CVB Financial	2,100	22
CYS Investments † (A)	10,700	126
DFC Global (A)	11,897	220
DiamondRock Hospitality †	47,342	426
Douglas Emmett †	12,640	295
Eagle Bancorp *	19,888	397
East West Bancorp	14,325	308
EastGroup Properties †	14,594	785
Education Realty Trust, Cl A †	62,460	665
Employers Holdings	4,500	93
Encore Capital Group *	4,200	129
EverBank Financial, Cl A	2,930	44
Evercore Partners, Cl A	3,720	112
FBR	110,900	429
Financial Engines * (A)	14,180	394
First American Financial	22,290	537
First Cash Financial Services	672	33
First Commonwealth Financial	77,165	526
First Financial Bancorp	15,650	229
First Financial Bankshares, Cl A (A)	100	4
First Horizon National	89,227	884
First Industrial Realty Trust * †	5,400	76
First Midwest Bancorp	20,700	259
First Potomac Realty Trust †	2,000	25
FirstMerit, Cl A (A)	7,540	107
FNB (Pennsylvania)	8,510	90
Forest City Enterprises, Cl A *	18,475	298
Fulton Financial	40,252	387
FXCM, Cl A (A)	34,600	348
Genworth Financial, Cl A *	22,195	167
Getty Realty † (A)	2,600	47
Glacier Bancorp, Cl A	18,912	278
Glimcher Realty Trust	10,790	120
Global Indemnity, Cl A	5,300	117
Government Properties Income Trust, Cl A † (A)	13,600	326
Great American Group	41,800	6
Hanover Insurance Group, Cl A	9,020	349
Healthcare Realty Trust †	2,200	53
Hercules Technology Growth Capital, Cl A	6,300	70
Highwoods Properties † (A)	18,425	616
Home BancShares (A)	7,600	251
Home Loan Servicing Solutions	12,800	242
Home Properties †	2,740	168
HomeStreet	7,600	194

Description	Shares	Market Value ($ Thousands)

Horace Mann Educators, Cl A	15,600	$311
Hudson Pacific Properties †	1,000	21
IBERIABANK	8,470	416
Independent Bank	100	3
Infinity Property & Casualty	3,900	227
Inland Real Estate †	63,928	536
International Bancshares	7,600	137
Investment Technology Group	50,387	453
Investors Real Estate Trust † (A)	4,500	39
Jones Lang LaSalle	4,205	353
Kennedy-Wilson Holdings (A)	47,700	667
Kite Realty Group Trust †	21,545	120
LaSalle Hotel Properties †	9,306	236
Lexington Realty Trust † (A)	85,718	896
LTC Properties †	11,787	415
Mack-Cali Realty †	7,600	198
Maiden Holdings	53,100	488
MB Financial	12,352	244
MCG Capital	3,400	16
Meadowbrook Insurance Group	92,900	537
Medical Properties Trust †	37,150	444
MGIC Investment (A)	50,500	134
Mid-America Apartment Communities †	4,855	314
Montpelier Re Holdings	12,800	293
National Financial Partners * (A)	19,115	328
National Penn Bancshares (A)	48,572	453
National Retail Properties † (A)	7,170	224
Nationstar Mortgage Holdings * (A)	9,200	285
Navigators Group	4,010	205
NBT Bancorp	11,400	231
Nelnet, Cl A	23,900	712
Netspend Holdings (A)	81,442	963
NorthStar Realty Finance (A)	62,730	442
Northwest Bancshares	7,200	87
Ocwen Financial *	20,800	720
Old National Bancorp, Cl A	25,509	303
Omega Healthcare Investors	3,900	93
OmniAmerican Bancorp, Cl A *	7,600	176
Oriental Financial Group (A)	17,090	228
Oritani Financial	11,100	170
PacWest Bancorp	33,173	822
Pebblebrook Hotel Trust †	12,909	298
PennantPark Investment (A)	37,423	411
Pinnacle Financial Partners	3,800	72
Piper Jaffray	6,600	212
Platinum Underwriters Holdings	5,700	262
Popular	4,830	100
Potlatch †	6,377	250
Primerica *	6,700	201
PrivateBancorp, Cl A	13,500	207
ProAssurance	15,586	658
Prospect Capital (A)	12,800	139
Prosperity Bancshares (A)	11,635	489
Provident Financial Services	13,700	204
PS Business Parks †	1,900	124
Radian Group (A)	57,720	353
RAIT Financial Trust †	48,935	277
Ramco-Gershenson Properties †	20,300	270
RLI (A)	6,936	448
RLJ Lodging Trust †	6,100	118

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Ryman Hospitality Properties † (A)	8,746	$336
Sabra Health Care † (A)	9,300	202
Safeguard Scientifics *	27,626	408
SCBT Financial	3,800	153
Signature Bank NY, Cl B	9,900	706
Solar Capital	5,300	127
STAG Industrial †	5,300	95
Starwood Property Trust †	17,100	393
Sterling Financial	17,125	358
Stifel Financial * (A)	19,380	620
Sunstone Hotel Investors †	40,149	430
Susquehanna Bancshares	89,952	943
Symetra Financial	15,900	206
Synovus Financial (A)	129,941	318
Tanger Factory Outlet Centers †	10,090	345
TCF Financial	7,500	91
THL Credit	13,000	192
TICC Capital	21,100	214
Titanium Asset Management* (B)(F)	6,111	5
Two Harbors Investment †	28,800	319
UMB Financial	500	22
Umpqua Holdings (A)	12,300	145
United Financial Bancorp	6,800	107
Validus Holdings	7,100	245
ViewPoint Financial Group	25,000	524
Waddell & Reed Financial, Cl A	13,841	482
Washington Federal	6,630	112
Washington Real Estate Investment Trust †	5,400	141
Webster Financial	24,755	509
West Coast Bancorp	9,845	218
Westamerica Bancorporation (A)	1,100	47
Western Alliance Bancorp	82,987	874
Wilshire Bancorp	18,300	107
Wintrust Financial (A)	5,331	196
World Acceptance (A)	1,000	75
WSFS Financial	7,700	325
Zillow, Cl A (A)	12,884	358

		53,530

Health Care — 11.4%
Acadia Healthcare, Cl A *	53,455	1,247
Accuray *	30,700	197
Achillion Pharmaceuticals (A)	15,070	121
Acorda Therapeutics	5,680	141
Aegerion Pharmaceuticals, Cl A	10,750	273
Affymax *	5,700	108
Akorn * (A)	32,429	433
Alere * (A)	29,700	550
Align Technology	4,420	123
Alkermes	1,200	22
Amedisys	16,900	191
Amsurg	8,610	258
Analogic	3,250	242
Ariad Pharmaceuticals *	26,163	502
Arqule	15,500	43
Array BioPharma *	18,800	70
ArthroCare	3,300	114
Assisted Living Concepts, Cl A	1,600	16
athenahealth (A)	4,004	294
Auxilium Pharmaceuticals	3,300	61
BioMimetic Therapeutics *	1,500	11

Description	Shares	Market Value ($ Thousands)

Bruker BioSciences	19,450	$297
Cantel Medical	1,500	45
Catamaran	6,030	284
Centene *	6,581	270
Cepheid (A)	3,890	131
Chemed (A)	3,008	206
Computer Programs & Systems	2,200	111
Conmed	16,880	472
Cubist Pharmaceuticals (A)	16,348	688
Cyberonics *	7,760	408
DexCom (A)	30,797	419
Emergent Biosolutions	15,700	252
Emeritus	19,460	481
Endocyte * (A)	7,400	66
Ensign Group	2,700	74
Exact Sciences (A)	21,880	232
Fluidigm	18,377	263
Gentiva Health Services	17,400	175
Greatbatch	12,775	297
Halozyme Therapeutics	27,930	187
Hansen Medical * (A)	2,700	6
Health Management Associates, Cl A	34,220	319
Health Net, Cl A	6,570	160
HealthSouth	60,489	1,277
HeartWare International * (A)	4,600	386
Hi-Tech Pharmacal	2,500	87
HMS Holdings *	27,441	711
ICON ADR	8,850	246
ICU Medical (A)	12,416	757
Immunogen (A)	5,000	64
Impax Laboratories *	26,806	549
Imris	44,777	165
Infinity Pharmaceuticals	1,795	63
Insulet (A)	18,690	397
Invacare	29,700	484
IPC The Hospitalist (A)	6,804	270
Jazz Pharmaceuticals	6,580	350
Keryx Biopharmaceuticals * (A)	60,994	160
Kindred Healthcare * (A)	12,699	137
LHC Group	7,000	149
Magellan Health Services *	13,536	663
MAP Pharmaceuticals (A)	29,653	466
Masimo	30,811	647
Medical Action Industries *	38,700	104
Medicines *	3,700	89
MEDNAX (A)	10,238	814
MELA Sciences * (A)	25,260	45
Momenta Pharmaceuticals *	15,200	179
Nektar Therapeutics (A)	25,230	187
Neurocrine Biosciences *	16,900	126
NewLink Genetics (A)	13,214	165
Novadaq Technologies * (A)	27,170	241
NuVasive *	900	14
Onyx Pharmaceuticals * (A)	7,770	587
Optimer Pharmaceuticals	12,260	111
OraSure Technologies *	2,700	19
Orexigen Therapeutics * (A)	24,400	129
Orthofix International	5,300	208
Owens & Minor (A)	1,300	37
Parexel International	20,735	613
PDL BioPharma (A)	60,883	429
Pharmacyclics *	2,780	161

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

PharMerica	10,600	$151
Pozen * (A)	15,000	75
Providence Service *	10,200	173
Puma Biotechnology *	11,230	211
Rigel Pharmaceuticals *	7,900	51
Sagent Pharmaceuticals *	10,480	169
Sangamo Biosciences (A)	26,304	158
Santarus *	15,900	175
Sarepta Therapeutics * (A)	5,295	137
Sciclone Pharmaceuticals * (A)	34,300	148
Select Medical Holdings	11,900	112
Sirona Dental Systems, Cl A	6,365	410
Skilled Healthcare Group, Cl A *	5,300	34
Spectranetics	28,381	419
STERIS, Cl A	600	21
Symmetry Medical *	21,700	228
Synageva BioPharma, Cl A	2,896	134
Syneron Medical	31,910	277
Synta Pharmaceuticals * (A)	20,790	187
Team Health Holdings	20,491	590
TESARO (A)	8,429	143
Threshold Pharmaceuticals, Cl A * (A)	48,837	206
Threshold Pharmaceuticals *	2,443	10
Tornier BV	14,319	240
Trinity Biotech ADR	5,900	85
Trius Therapeutics (A)	44,551	213
Unilife (A)	91,756	208
ViroPharma (A)	13,515	308
Vocera Communications	19,290	484
Volcano	12,236	289
WellCare Health Plans	15,985	778
Wright Medical Group	900	19
XenoPort (A)	11,100	86

		30,075

Industrials — 16.8%
AAR	17,449	326
ABM Industries	14,200	283
ACCO Brands *	44,400	326
Actuant, Cl A	53,957	1,506
Acuity Brands (A)	16,225	1,099
Advisory Board	15,710	735
Aegean Marine Petroleum Network (A)	19,000	100
Air Lease, Cl A	4,540	98
Air Transport Services Group *	43,800	176
Aircastle	21,100	265
Alaska Air Group *	5,000	215
Albany International, Cl A	7,600	172
Altra Holdings	2,800	62
American Science & Engineering, Cl A	1,000	65
Ametek	1,935	73
AO Smith	2,230	141
Apogee Enterprises	7,900	189
Applied Industrial Technologies, Cl A	1,900	80
Arkansas Best	2,900	28
Armstrong World Industries (A)	7,830	397
Atlas Air Worldwide Holdings *	4,715	209
AZZ	1,200	46
BE Aerospace	9,798	484

Description	Shares	Market Value ($ Thousands)

Beacon Roofing Supply (A)	13,992	$466
Belden	14,190	638
Blount International	9,900	157
Brink’s	12,400	354
Carlisle	13,770	809
Cascade	400	26
Chart Industries *	12,052	804
CIRCOR International	2,940	116
Clarcor	8,017	383
Clean Harbors *	2,620	144
Columbus McKinnon	8,700	144
Comfort Systems USA	1,700	21
Consolidated Graphics *	8,647	302
Corporate Executive Board	5,524	262
Cubic	8,778	421
Curtiss-Wright	800	26
Deluxe	9,858	318
DigitalGlobe * (A)	20,343	497
DXP Enterprises	800	39
Dycom Industries	51,470	1,019
EMCOR Group	32,975	1,141
EnerSys *	600	23
ESCO Technologies	10,964	410
Esterline Technologies	10,840	689
Exponent	4,200	234
Flow International	44,600	156
Fortune Brands Home & Security	13,500	394
Franklin Electric	970	60
FreightCar America, Cl A	1,800	40
FTI Consulting (A)	21,568	712
G&K Services	16,885	577
Generac Holdings	7,790	267
Genesee & Wyoming, Cl A (A)	20,769	1,580
Geo Group	9,200	259
GeoEye *	500	15
Global Power Equipment Group	16,100	276
Graco	6,950	358
GrafTech International (A)	7,800	73
Granite Construction	3,000	101
H&E Equipment Services	5,910	89
HEICO (A)	6,383	286
Hexcel, Cl A	56,106	1,513
ICF International, Cl A	15,900	373
IDEX	9,470	441
Insperity, Cl A	5,400	176
Interface, Cl A	46,785	752
John Bean Technologies, Cl A	5,200	92
Kadant *	12,152	322
Keyw Holding, Cl A * (A)	27,805	353
Kforce	9,000	129
Kirby *	7,550	467
Korn/Ferry International	1,400	22
Layne Christensen	3,600	87
Lennox International (A)	5,519	290
Lincoln Electric Holdings (A)	8,030	391
Lindsay (A)	3,886	311
Marten Transport	15,740	289
MasTec (A)	5,770	144
Meritor *	39,100	185
Middleby *	7,085	908
Mine Safety Appliances	2,000	85
Mistras Group	11,960	295
Moog, Cl A *	12,483	512

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

MSC Industrial Direct, Cl A	5,040	$380
Mueller Water Products, Cl A	15,200	85
MYR Group *	11,500	256
NACCO Industries, Cl A	1,500	91
Navigant Consulting *	26,700	298
Northwest Pipe *	11,530	275
Old Dominion Freight Line, Cl A	48,951	1,678
Orbital Sciences *	10,000	138
Orion Marine Group	35,900	262
Pacer International *	10,400	40
Primoris Services	14,596	220
Quanex Building Products	16,705	341
Rand Logistics * (A)	8,700	57
RBC Bearings	8,120	407
Resources Connection	15,000	179
Rexnord (A)	14,920	318
Robbins & Myers	4,109	244
Rush Enterprises, Cl A (A)	22,420	463
Saia	6,900	160
Simpson Manufacturing (A)	13,104	430
Skywest	9,600	120
Spirit Airlines	19,000	337
Standex International (A)	6,117	314
Steelcase, Cl A	45,971	586
Sun Hydraulics	4,600	120
Swift Transportation, Cl A	31,500	287
Sykes Enterprises	6,400	97
TAL International Group (A)	6,310	229
Taser International	21,800	195
Teledyne Technologies	3,120	203
Teleflex	1,320	94
Terex	3,470	98
Tetra Tech *	11,984	317
Thermon Group Holdings *	11,048	249
TMS International, Cl A	35,100	440
Trex	12,240	456
TrueBlue	25,044	395
Tutor Perini	34,200	469
United Rentals (A)	10,880	495
US Airways Group (A)	500	7
US Ecology	22,141	521
USG (A)	11,961	336
Valmont Industries	3,250	444
Wabash National	30,200	271
Wabtec	3,270	286
WageWorks	9,705	173
Watsco	4,550	341
Werner Enterprises (A)	11,126	241
Woodward	2,450	94

		44,435

Information Technology — 15.3%
ACI Worldwide *	3,220	141
Acme Packet *	21,751	481
Actuate	17,100	96
Adtran (A)	18,186	355
Advanced Energy Industries *	12,600	174
Arris Group (A)	33,683	503
Aruba Networks (A)	19,910	413
Aspen Technology *	28,945	800
ATMI *	2,000	42
Audience * (A)	8,720	91
Bazaarvoice *	41,998	393

Description	Shares	Market Value ($ Thousands)

Benchmark Electronics	28,825	$479
Black Box	5,300	129
Blucora	9,200	144
BroadSoft (A)	22,330	811
CACI International, Cl A (A)	700	38
Cadence Design Systems (A)	65,735	888
Calix * (A)	18,000	138
Cavium (A)	26,278	820
Ceva, Cl A *	2,700	42
CIBER	132,500	443
Ciena * (A)	36,414	572
Cirrus Logic	4,280	124
CommVault Systems *	4,410	307
Computer Task Group *	7,800	142
Compuware *	25,260	275
Concur Technologies * (A)	3,410	230
Convergys (A)	2,500	41
Cornerstone OnDemand (A)	11,100	328
CoStar Group (A)	7,045	630
Cray	6,100	97
CSG Systems International *	8,800	160
Dealertrack Technologies	32,850	943
Demandware (A)	19,420	531
Dice Holdings (A)	5,400	50
Digi International	34,300	325
Digital River *	20,620	297
Diodes	10,200	177
EarthLink	72,400	468
Ellie Mae	1,700	47
Emulex	20,800	152
Entegris *	45,970	422
Envestnet	19,207	268
EPR Properties, Cl A	3,480	160
ExactTarget (A)	12,503	250
Exar *	60,500	538
ExlService Holdings	19,784	524
Fairchild Semiconductor International	57,812	832
FEI	5,840	324
FormFactor	21,700	99
Forrester Research	2,596	70
Fortinet	21,250	448
Fusion-io (A)	10,790	248
Genpact	19,325	300
Global Cash Access Holdings	13,300	104
Guidewire Software, Cl Z	24,765	736
Harmonic, Cl A *	18,900	96
Heartland Payment Systems	5,730	169
Hittite Microwave, Cl A * (A)	13,794	857
Imperva *	6,790	214
Infoblox *	42,626	766
Inphi	28,410	272
Integrated Device Technology *	130,215	951
Interactive Intelligence Group * (A)	7,126	239
Intermec	12,200	120
Internap Network Services *	82,543	573
Intersil, Cl A	35,043	290
InvenSense, Cl A * (A)	32,268	358
j2 Global (A)	9,925	303
Kemet *	17,700	89
Limelight Networks *	44,300	98
Liquidity Services * (A)	2,420	99

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Loral Space & Communications	1,000	$55
LTX-Credence	7,633	50
Manhattan Associates	5,870	354
MAXIMUS	5,945	376
Mellanox Technologies (A)	1,476	88
Mentor Graphics *	23,188	395
Micrel	4,400	42
Micros Systems	7,705	327
Mindspeed Technologies * (A)	98,283	460
Monolithic Power Systems (A)	11,572	258
Move	17,400	132
MTS Systems, Cl A	800	41
Nanometrics	2,800	40
NETGEAR (A)	8,810	347
Netscout Systems *	11,975	311
NetSuite * (A)	4,180	281
ON Semiconductor *	46,600	329
OpenTable * (A)	8,440	412
OSI Systems	6,832	437
Palo Alto Networks (A)	3,020	162
Parametric Technology	48,344	1,088
Photronics *	46,104	275
Plantronics	6,600	243
Plexus *	12,414	320
Power-One	6,400	26
Progress Software	14,815	311
QLogic	9,800	95
Quality Systems	2,400	42
Quantum *	184,821	229
RealNetworks	2,200	17
RealPage * (A)	9,330	201
Responsys	6,600	39
Riverbed Technology	8,209	162
Rogers *	9,616	478
Ruckus Wireless (A)	7,600	171
Saba Software	39,900	349
Sapient *	1,200	13
Seachange International *	12,200	118
Semtech	16,330	473
ServiceSource International * (A)	29,730	174
Silicon Laboratories	7,910	331
SolarWinds	10,686	561
Sonus Networks	121,490	207
Sourcefire (A)	13,183	623
Splunk (A)	6,110	177
SPS Commerce	7,507	280
STEC *	9,100	45
SYNNEX (A)	11,421	393
Take-Two Interactive Software, Cl A *	34,900	384
Tangoe	33,061	392
Telenav	6,000	48
TeleTech Holdings	2,700	48
Tellabs, Cl A	5,700	13
Teradyne (A)	20,285	343
TIBCO Software, Cl E	10,390	229
Travelzoo (A)	4,100	78
TriQuint Semiconductor	49,060	237
Trulia (A)	10,310	167
TTM Technologies	29,373	270
Tyler Technologies	2,400	116
Ultra Clean Holdings	30,646	150
Unisys	5,500	95

Description	Shares	Market Value ($ Thousands)

United Online	32,000	$179
Veeco Instruments	12,440	367
Vishay Intertechnology (A)	40,065	426
Volterra Semiconductor	3,200	55
WebMD Health, Cl A	3,500	50
WEX	5,334	402

		40,521

Materials — 3.8%
AK Steel Holding (A)	18,700	86
Alpha Natural Resources * (A)	12,500	122
Boise	8,500	68
Buckeye Technologies	8,242	237
Carpenter Technology (A)	5,305	274
Century Aluminum	10,200	89
Chemtura *	1,200	26
Coeur d’Alene Mines	2,050	50
Commercial Metals, Cl A	6,440	96
Eagle Materials	1,750	102
Ferro	22,800	95
Glatfelter	4,400	77
Globe Specialty Metals	8,800	121
GSE Holding	60,200	373
H.B. Fuller	11,955	416
Haynes International	1,800	93
Headwaters, Cl A *	31,200	267
Horsehead Holding (A)	16,900	173
Innospec	7,200	248
Kaiser Aluminum (A)	10,614	655
Koppers Holdings	600	23
Kraton Performance Polymers *	15,257	367
LSB Industries *	1,500	53
Materion	1,600	41
Metals USA Holdings	12,000	210
Minerals Technologies	22,140	884
Myers Industries	3,700	56
Noranda Aluminum Holding	50,894	311
PolyOne	68,323	1,395
Quaker Chemical	6,086	328
Resolute Forest Products *	3,400	45
RTI International Metals (A)	23,373	644
Schnitzer Steel Industries, Cl A (A)	4,600	140
Schulman A	8,100	235
Schweitzer-Mauduit International	7,800	304
Sensient Technologies	12,070	429
Silgan Holdings	8,610	358
STR Holdings * (A)	15,500	39
Wausau Paper	9,400	81
Worthington Industries (A)	13,745	357

		9,968

Telecommunication Services — 0.2%
Boingo Wireless	36,140	273
IDT, Cl B	2,600	25
NTELOS Holdings	3,300	43
tw telecom, Cl A *	8,510	217
Vonage Holdings	30,200	71

		629

Utilities — 2.4%
ALLETE	11,975	491
American States Water	1,500	72
Cadiz * (A)	24,400	193

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Chesapeake Utilities	5,576	$253
Cleco	9,010	360
Dynegy * (A)	3,600	69
El Paso Electric, Cl A	8,420	269
Empire District Electric	9,900	202
Idacorp, Cl A	10,278	446
NorthWestern	14,625	508
Otter Tail	3,900	97
Piedmont Natural Gas (A)	6,800	213
PNM Resources	45,429	932
Portland General Electric	18,395	503
Southwest Gas	8,484	360
UIL Holdings	12,827	459
UNS Energy	3,180	135
Vectren	10,496	309
WGL Holdings	9,651	378

		6,249

Total Common Stock (Cost $219,890) ($ Thousands)		245,565

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Growth Index Fund (A)	5,468	522
iShares Russell 2000 Value Index Fund (A)	21,600	1,631

Total Exchange Traded Funds (Cost $2,084) ($ Thousands)		2,153

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	477	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 20.8%
SEI Liquidity Fund, L.P. 0.130%**†† (C)	54,963,333	54,963

Total Affiliated Partnership (Cost $54,963) ($ Thousands)		54,963

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	14,854,420	14,854

Total Cash Equivalent (Cost $14,854) ($ Thousands)		14,854

U.S. TREASURY OBLIGATIONS (D)(E) — 0.5%
U.S. Treasury Bills
0.131%, 2/7/2013	$1,300	1,300

Total U.S. Treasury Obligations (Cost $1,300) ($ Thousands)		1,300

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS — 0.0%
Allos Therapeutics*	45,500	$—

Total Rights (Cost $—) ($Thousands)		—

Total Investments — 120.6% (Cost $293,091) ($ Thousands) ‡		$318,835

The list of open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	118	Mar-2013	$243

			$243

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $264,369 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $54,498 ($ Thousands)

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $5 ($ Thousands) and represented 0.00% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2012 was $54,963 ($ Thousands).

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or a portion thereof has been pledged as collateral on open futures contracts.

(F)	Security considered illiquid and restricted. The total market value of such security as of December 31, 2012 was $5 ($Thousands) and represented 0.00% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $293,091 ($ Thousands), and the unrealized appreciation and depreciation were $36,612 ($ Thousands) and ($10,868) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2012

The restricted securities held by the Fund as of December 31, 2012, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset Management	6,111	10/06/09	10/06/09	$24	$5	0.00%

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$245,560	$5	$—	$245,565
Exchange Traded Funds	2,153	—	—	2,153
Warrants	—	—	—	—
Affiliated Partnership	—	54,963	—	54,963
Cash Equivalent	14,854	—	—	14,854
U.S. Treasury Obligations	—	1,300	—	1,300
Rights	—	—	—	—

Total Investments in Securities	$262,567	$56,268	$—	$318,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$243	$—	$—	$243

Total Other Financial Instruments	$243	$—	$—	$243

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7% ‡

Consumer Discretionary — 10.1%
Aaron’s	7,580	$214
Abercrombie & Fitch, Cl A	3,807	183
American Greetings, Cl A (A)	12,700	214
America’s Car-Mart *	8,000	324
ANN (A)	23,407	792
Arbitron	13,400	626
Asbury Automotive Group	7,480	240
Belo, Cl A	69,676	534
Big Lots (A)	16,200	461
Bob Evans Farms (A)	14,000	563
Bravo Brio Restaurant Group	38,600	518
Brunswick	8,140	237
Cabela’s	9,417	393
Callaway Golf (A)	60,207	391
Carmike Cinemas *	26,400	396
Casual Male Retail Group *	143,600	603
Cato, Cl A	15,700	431
CEC Entertainment	14,600	484
Cheesecake Factory (A)	7,060	231
Childrens Place Retail Stores *	9,795	434
Coinstar (A)	22,900	1,191
Columbia Sportswear (A)	7,496	400
Cooper Tire & Rubber	45,382	1,151
Core-Mark Holding, Cl A	8,848	419
Cracker Barrel Old Country Store	9,100	585
CSS Industries	24,100	527
DreamWorks Animation SKG, Cl A (A)	57,500	953
Ethan Allen Interiors (A)	19,786	509
Express *	34,548	521
Federal Mogul, Cl A	28,800	231
Ignite Restaurant Group *	30,200	393
Insight Enterprises *	27,600	479
Jack in the Box	16,900	483
JAKKS Pacific (A)	27,461	344
Jones Group (A)	40,900	452
Journal Communications, Cl A	107,100	579
Krispy Kreme Doughnuts	74,360	697
Libbey	108,300	2,096
Life Time Fitness * (A)	11,275	555
Marriott Vacations Worldwide	4,840	202
Matthews International, Cl A (A)	57,491	1,846
MDC Partners, Cl A	159,000	1,797
Men’s Wearhouse	33,329	1,038
Meredith (A)	24,825	855
Oxford Industries, Cl A (A)	4,520	210
Pep Boys-Manny Moe & Jack (A)	40,800	401
Pier 1 Imports (A)	49,400	988
Pinnacle Entertainment *	52,870	837
RadioShack (A)	43,800	93
Regis (A)	91,555	1,549
Rent-A-Center	50,200	1,725
Ryland Group (A)	7,030	257
Scholastic, Cl B (A)	22,200	656
Scientific Games, Cl A	35,983	312
Sinclair Broadcast Group, Cl A	27,300	345
Skechers U.S.A., Cl A * (A)	38,100	705
Stage Stores	27,100	672
Standard Motor Products	17,300	384

Description	Shares	Market Value ($ Thousands)

Starwood Hotels & Resorts Worldwide (A)	6,550	$376
Steven Madden	6,400	271
Universal Electronics	18,400	356
Vail Resorts	3,650	197
Warnaco Group	8,920	638
Wet Seal, Cl A	65,400	180
WMS Industries (A)	116,958	2,047

		39,771

Consumer Staples — 2.7%
Casey’s General Stores (A)	7,240	384
Central Garden and Pet, Cl A *	24,200	253
Central Garden and Pet *	12,183	122
Chiquita Brands International	154,200	1,272
Darling International *	27,300	438
Dole Food	69,438	796
Elizabeth Arden *	5,750	259
Fresh Del Monte Produce	19,500	514
Ingles Markets, Cl A	31,975	552
Ingredion	17,267	1,112
J&J Snack Foods	8,970	574
Nash Finch	10,700	228
Pantry	38,240	464
Prestige Brands Holdings, Cl A *	27,249	546
Sanderson Farms (A)	8,888	423
Snyders-Lance	8,130	196
Spartan Stores	54,978	844
Spectrum Brands Holdings	4,590	206
TreeHouse Foods	8,796	459
Universal (A)	12,200	609
USANA Health Sciences (A)	11,400	375
Weis Markets	4,700	184

		10,810

Energy — 6.5%
Approach Resources, Cl A (A)	7,500	188
Atwood Oceanics, Cl A * (A)	2,720	125
Berry Petroleum, Cl A (A)	12,315	413
Bonanza Creek Energy (A)	12,610	350
Bristow Group (A)	5,895	316
Cloud Peak Energy	77,200	1,492
Comstock Resources * (A)	52,100	788
Diamondback Energy, Cl A	51,800	990
EPL Oil & Gas *	35,200	794
Forest Oil *	79,100	529
Forum Energy Technologies * (A)	8,330	206
Goodrich Petroleum (A)	27,398	255
Gulfmark Offshore, Cl A	49,067	1,690
Gulfport Energy *	12,557	480
Halcon Resources, Cl A *	31,960	221
Heckmann (A)	61,000	246
Helix Energy Solutions Group *	24,770	511
Key Energy Services	186,297	1,295
Lone Pine Resources *	20,345	25
Lufkin Industries	6,000	349
Magnum Hunter Resources (A)	64,108	256
McDermott International *	44,506	491
Newpark Resources, Cl A * (A)	124,500	977
Oasis Petroleum	11,293	359
Parker Drilling *	194,800	896
REX American Resources *	9,900	191
Rosetta Resources *	4,630	210

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Scorpio Tankers (A)	211,600	$1,505
SEACOR Holdings, Cl A (A)	5,300	444
StealthGas	55,300	439
Superior Energy Services	19,200	398
Swift Energy, Cl A	62,098	956
Tesoro	18,500	815
TETRA Technologies *	76,985	584
Tidewater, Cl A	23,600	1,055
Unit	37,200	1,676
USEC (A)	134,800	71
W&T Offshore (A)	20,200	324
Western Refining (A)	33,800	953
World Fuel Services (A)	39,600	1,630

		25,493

Financials — 33.6%
1st Source	29,350	648
Acadia Realty Trust †	20,840	523
Access National	2,450	32
Allied World Assurance Holdings	6,400	504
Alterra Capital Holdings	69,630	1,963
American Assets Trust †	13,555	379
American Capital Mortgage Investment † (A)	8,300	196
American Equity Investment Life Holding (A)	111,800	1,365
American National Bankshares	1,600	32
Ameris Bancorp	5,094	64
Amtrust Financial Services	7,919	227
Anworth Mortgage Asset †	160,000	925
Apartment Investment & Management, Cl A †	28,765	778
Ashford Hospitality Trust	31,900	335
Aspen Insurance Holdings	13,200	423
Associated Estates Realty †	15,240	246
Astoria Financial (A)	2,600	24
AvalonBay Communities †	6,169	836
Bancfirst (A)	2,400	102
Banco Latinoamericano de Exportaciones, Cl E	46,650	1,006
Bancorp	9,800	108
Bancorpsouth, Cl A (A)	48,876	711
Bank Mutual	9,750	42
Bank of Kentucky Financial	1,300	32
Bank of Marin Bancorp	1,150	43
Bank of the Ozarks (A)	26,005	870
BankFinancial	3,700	27
Banner	7,550	232
BBCN Bancorp	33,540	388
Beneficial Mutual Bancorp	8,400	80
Berkshire Bancorp	500	4
Berkshire Hills Bancorp	40,080	956
BioMed Realty Trust †	29,250	565
BlackRock Kelso Capital	52,500	528
Boston Private Financial Holdings (A)	65,105	587
Boston Properties †	6,685	707
Brandywine Realty Trust †	52,500	640
BSB Bancorp *	400	5
C&F Financial	350	14
Camden National	12,600	428
Campus Crest Communities †	100,100	1,227

Description	Shares	Market Value ($ Thousands)

Cape Bancorp	1,550	$13
Capital Bank Financial, Cl A *	5,630	96
Capital City Bank Group	2,900	33
CapLease †	102,100	569
Capstead Mortgage †	32,600	374
Cardinal Financial	36,768	598
Cardtronics	8,150	193
Cathay General Bancorp	21,500	419
CBL & Associates Properties (A)	63,909	1,355
Center Bancorp, Cl A	2,100	24
Central Pacific Financial	61,150	953
Century Bancorp, Cl A	250	8
Charter Financial	600	6
Chemical Financial	7,250	172
Citizens & Northern	2,700	51
Citizens Republic Bancorp *	6,123	116
City Holding	4,600	160
CNB Financial	1,850	30
CNO Financial Group	263,200	2,456
CoBiz Financial	73,000	545
Colonial Properties Trust † (A)	20,258	433
Columbia Banking System	14,150	254
CommonWealth †	18,100	287
Community Bank System (A)	2,500	68
Community Trust Bancorp	17,850	585
Coresite Realty †	12,060	334
CreXus Investment †	49,700	609
CVB Financial	28,850	300
CYS Investments †	27,900	329
Dime Community Bancshares	13,600	189
Douglas Emmett †	11,400	266
Dynex Capital †	43,600	412
Eagle Bancorp *	55,847	1,115
East West Bancorp	23,905	514
EastGroup Properties †	14,995	807
Education Realty Trust, Cl A †	98,771	1,051
Employers Holdings	56,885	1,171
Encore Capital Group * (A)	9,400	288
Endurance Specialty Holdings	33,440	1,327
Enterprise Bancorp	1,100	18
Enterprise Financial Services	4,600	60
Equity One, Cl A	35,222	740
Equity Residential †	26,300	1,490
ESSA Bancorp	450	5
EverBank Financial, Cl A	20,780	310
Evercore Partners, Cl A	7,790	235
Extra Space Storage †	8,736	318
FBR	289,477	1,120
Federal Agricultural Mortgage, Cl C	3,000	98
Federated Investors, Cl B (A)	24,057	487
Fidelity Southern	1,550	15
Financial Institutions	4,000	75
First Bancorp	4,700	60
First BanCorp (A)	26,980	124
First Busey	18,650	87
First Commonwealth Financial	400	3
First Community Bancshares (A)	25,445	406
First Defiance Financial	2,750	53
First Financial	4,150	126
First Financial Bancorp	18,200	266

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

First Financial Bankshares, Cl A (A)	2,150	$84
First Financial Holdings	9,592	125
First Horizon National (A)	136,355	1,351
First Interstate Bancsystem, Cl A	5,850	90
First Merchants	21,950	326
First Midwest Bancorp	146,893	1,839
First of Long Island	1,000	28
FirstMerit, Cl A (A)	68,341	970
Flushing Financial	57,200	877
FNB (Pennsylvania) (A)	55,050	585
Forest City Enterprises, Cl A *	30,795	497
Fulton Financial	67,280	647
FXCM, Cl A (A)	90,200	908
General Growth Properties †	17,582	349
Genworth Financial, Cl A *	37,000	278
German American Bancorp	2,250	49
GFI Group	63,000	204
Glacier Bancorp, Cl A	4,350	64
Glimcher Realty Trust	22,640	251
Global Indemnity, Cl A	13,900	308
Government Properties Income Trust, Cl A † (A)	17,500	419
Great American Group	91,900	14
Great Southern Bancorp	3,300	84
Hancock Holding, Cl A	46,817	1,486
Hanmi Financial	16,800	228
Hanover Insurance Group, Cl A	32,274	1,250
Hatteras Financial †	26,900	667
HCP †	22,612	1,022
Health Care †	14,250	873
Heartland Financial USA	2,950	77
Heritage Commerce	3,350	23
Heritage Financial	2,300	34
Heritage Financial Group	1,400	19
Heritage Oaks Bancorp	2,800	16
Highwoods Properties † (A)	39,095	1,308
Home Bancorp *	1,150	21
Home BancShares (A)	15,000	495
Home Federal Bancorp	3,600	45
Home Loan Servicing Solutions	35,500	671
HomeStreet	23,250	594
Horace Mann Educators, Cl A	66,138	1,320
Horizon Bancorp	2,625	52
Hospitality Properties Trust †	18,600	436
Host Hotels & Resorts †	46,506	729
Hudson Valley Holding	3,566	56
IBERIABANK	15,272	750
Infinity Property & Casualty	15,877	925
International Bancshares (A)	33,055	597
Investors Bancorp, Cl A	16,200	288
Kennedy-Wilson Holdings	121,200	1,695
Kimco Realty †	18,300	354
Knight Capital Group, Cl A (A)	54,300	191
Lakeland Bancorp	6,171	63
Lakeland Financial	5,500	142
LaSalle Hotel Properties †	15,490	393
Lexington Realty Trust † (A)	186,956	1,954
Macerich †	12,311	718
Mack-Cali Realty †	39,011	1,019
Maiden Holdings	138,700	1,275
MainSource Financial Group (A)	59,957	760

Description	Shares	Market Value ($ Thousands)

MB Financial (A)	16,600	$328
Meadowbrook Insurance Group	242,500	1,402
Medical Properties Trust †	24,680	295
Mercantile Bank (A)	3,150	52
Metro Bancorp	2,900	38
MetroCorp Bancshares *	3,900	43
MFA Financial †	167,360	1,357
Mid-America Apartment Communities †	21,737	1,407
MidSouth Bancorp	1,050	17
MidWestOne Financial Group	1,050	22
Montpelier Re Holdings	23,800	544
NASB Financial *	350	8
National Bankshares, Cl A (A)	1,400	45
National Financial Partners * (A)	31,900	547
National Penn Bancshares (A)	46,948	438
National Retail Properties † (A)	11,970	373
Nationstar Mortgage Holdings * (A)	23,900	740
NBT Bancorp	5,050	102
Nelnet, Cl A	64,300	1,916
Northwest Bancshares (A)	7,425	90
OceanFirst Financial	31,800	437
Ocwen Financial *	66,300	2,293
Old National Bancorp, Cl A	116,949	1,388
OmniAmerican Bancorp, Cl A *	19,900	460
Oriental Financial Group (A)	33,900	453
Pacific Continental	3,050	30
PacWest Bancorp (A)	68,198	1,690
Park National	100	6
Peapack Gladstone Financial	1,400	20
Pebblebrook Hotel Trust †	21,559	498
Penns Woods Bancorp	300	11
Pennsylvania	28,000	494
PennyMac Mortgage Investment
Trust †	23,500	594
Peoples Bancorp	3,650	75
PHH * (A)	21,700	494
PICO Holdings *	34,000	689
Pinnacle Financial Partners	10,200	192
Platinum Underwriters Holdings	61,421	2,825
Popular	34,340	714
Potlatch † (A)	8,200	321
Preferred Bank	2,400	34
PrivateBancorp, Cl A	55,700	853
ProAssurance	30,346	1,280
ProLogis †	30,494	1,113
Prosperity Bancshares (A)	26,360	1,107
Protective Life	14,200	406
Provident Financial Holdings	2,550	45
Provident Financial Services	19,750	295
Public Storage †	8,857	1,284
RAIT Financial Trust †	9,799	55
Regency Centers †	6,531	308
Reinsurance Group of America, Cl A	13,174	705
Renasant (A)	7,750	148
Republic Bancorp, Cl A (A)	33,050	698
Rockville Financial	7,001	90
S&T Bancorp (A)	8,950	162
Safeguard Scientifics *	46,047	679
Sandy Spring Bancorp	3,750	73

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

SCBT Financial	14,300	$575
Sierra Bancorp	2,700	31
Signature Bank NY, Cl B	3,553	253
Simon Property Group †	13,844	2,189
SL Green Realty † (A)	6,192	475
Southside Bancshares (A)	15,200	320
Southwest Bancorp *	6,000	67
StanCorp Financial Group (A)	7,800	286
Starwood Property Trust †	32,500	746
State Bank Financial	10,750	171
StellarOne, Cl A	5,850	83
Sterling Financial	10,950	229
Suffolk Bancorp *	3,350	44
Susquehanna Bancshares	145,855	1,529
SWS Group *	3,025	16
SY Bancorp, Cl A	2,600	58
Symetra Financial	33,900	440
Synovus Financial (A)	112,209	275
TCF Financial (A)	64,370	782
Territorial Bancorp	2,700	62
THL Credit	34,000	503
Tompkins Financial	2,550	101
Tree.com	4,200	76
Trico Bancshares	4,450	75
Trustco Bank NY	10,300	54
Trustmark	6,250	140
Two Harbors Investment †	50,400	558
UDR †	25,300	602
UMB Financial (A)	4,650	204
Umpqua Holdings (A)	9,850	116
Union First Market Bankshares	33,245	524
United Bankshares (A)	3,850	94
United Community Banks	23,050	217
United Financial Bancorp	21,350	336
Univest Corp of Pennsylvania	3,950	68
Validus Holdings	40,700	1,407
Ventas †	9,869	639
Verde Realty PIPE * (B)(C)	21,100	292
ViewPoint Financial Group	40,150	841
Virginia Commerce Bancorp	6,200	56
Vornado Realty Trust †	8,300	665
Waddell & Reed Financial, Cl A	5,540	193
Walker & Dunlop	3,500	58
Washington Banking	3,300	45
Washington Federal	13,880	234
Washington Trust Bancorp	2,550	67
Waterstone Financial	1,550	12
Webster Financial	51,045	1,049
Weingarten Realty Investors †	12,900	345
WesBanco	8,250	183
West Bancorporation	2,450	26
West Coast Bancorp	16,435	364
Western Alliance Bancorp	123,200	1,297
Wilshire Bancorp	70,350	413
Winthrop Realty Trust †	41,497	458
Wintrust Financial (A)	3,100	114
WSFS Financial	22,950	970
Zions Bancorporation (A)	40,881	875

		131,986

Health Care — 4.8%
Accuray *	54,500	350

Description	Shares	Market Value ($ Thousands)

Akorn * (A)	15,140	$202
Alere * (A)	77,500	1,434
Amsurg	24,750	743
Analogic	3,250	241
Cambrex	41,200	469
Conmed	45,315	1,267
Enzon Pharmaceuticals	34,900	155
Five Star Quality Care *	56,519	283
Greatbatch	42,540	989
HealthSouth	37,211	785
Hill-Rom Holdings	8,100	231
Hi-Tech Pharmacal (A)	7,400	259
ICON ADR	34,576	960
Invacare (A)	62,200	1,014
Kindred Healthcare * (A)	25,100	272
Magellan Health Services *	19,140	938
Masimo	9,930	209
Medical Action Industries *	100,900	271
MEDNAX (A)	16,426	1,306
Orthofix International	11,400	448
Owens & Minor	12,500	356
Parexel International	7,610	225
PDL BioPharma (A)	64,700	456
PerkinElmer	25,716	816
PharMerica	35,300	503
Providence Service *	26,700	454
Questcor Pharmaceuticals (A)	7,800	208
Sciclone Pharmaceuticals * (A)	42,500	183
Select Medical Holdings	38,214	360
Skilled Healthcare Group, Cl A *	64,200	409
Symmetry Medical *	56,600	595
Team Health Holdings	10,080	290
Tenet Healthcare *	23,425	761
Trinity Biotech ADR	15,300	221

		18,663

Industrials — 17.7%
AAR	14,000	261
ABM Industries	37,000	738
ACCO Brands * (A)	115,900	851
Actuant, Cl A	39,002	1,089
Aegean Marine Petroleum Network (A)	49,900	264
Air Lease, Cl A (A)	9,520	205
Air Transport Services Group *	114,300	458
Aircastle	60,900	764
Alamo Group	8,928	291
Alaska Air Group *	19,100	823
Alliant Techsystems	8,200	508
Ampco-Pittsburgh	23,400	468
AO Smith	4,670	295
Astec Industries	19,200	640
Atlas Air Worldwide Holdings *	20,600	913
Beacon Roofing Supply (A)	8,970	298
Belden	38,790	1,745
Blount International	25,800	408
Brady, Cl A	21,385	714
Brink’s	32,500	927
Cascade	11,400	733
Chart Industries *	3,770	251
CIRCOR International	9,990	395
Columbus McKinnon	22,100	365

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Comfort Systems USA	49,000	$596
Consolidated Graphics *	11,500	402
CRA International *	18,200	360
Cubic	12,876	618
Curtiss-Wright	33,500	1,100
Deluxe	19,000	612
EMCOR Group	86,803	3,004
Encore Wire	13,200	400
EnPro Industries (A)	11,169	457
ESCO Technologies	18,302	685
Esterline Technologies	3,410	217
Flow International	116,600	408
Franklin Electric	2,030	126
FTI Consulting (A)	99,455	3,282
G&K Services	42,249	1,443
Genco Shipping & Trading (A)	21,500	75
General Cable	18,421	560
Geo Group	24,000	677
Global Power Equipment Group	42,100	722
GrafTech International	20,300	191
Granite Construction	31,400	1,056
H&E Equipment Services	9,660	146
Harsco	28,300	665
Hawaiian Holdings (A)	74,200	488
Hexcel, Cl A	7,470	201
Hyster-Yale Materials Handling	13,800	673
ICF International, Cl A	41,500	973
IDEX	12,198	568
Interface, Cl A	55,207	888
ITT	18,600	436
John Bean Technologies, Cl A	25,800	458
Kadant *	42,346	1,123
KAR Auction Services	23,731	480
Kaydon	50,981	1,220
Kforce	9,700	139
LB Foster, Cl A	2,300	100
MasTec (A)	12,090	301
Miller Industries	22,200	339
Moog, Cl A *	19,999	821
Mueller Industries	11,200	560
NACCO Industries, Cl A	6,900	419
Navigant Consulting *	53,000	591
NN, Cl A	26,300	241
Northwest Pipe *	19,250	459
Old Dominion Freight Line, Cl A	22,530	772
Orbital Sciences *	38,950	536
Orion Marine Group (A)	175,058	1,280
Quad (A)	20,300	414
Quanex Building Products	21,675	442
Rand Logistics * (A)	24,466	159
Republic Airways Holdings (A)	21,500	122
Ryder System	42,010	2,098
Skywest	40,400	503
Spirit Aerosystems Holdings, Cl A *	41,500	704
Spirit Airlines	48,300	856
Steelcase, Cl A	52,200	665
Swift Transportation, Cl A	36,500	333
Sykes Enterprises (A)	68,600	1,044
TAL International Group (A)	24,680	898
Teledyne Technologies	11,399	742
Teleflex	14,519	1,035

Description	Shares	Market Value ($ Thousands)

Terex	22,185	$624
Tetra Tech *	95,019	2,513
TMS International, Cl A	91,600	1,147
Towers Watson, Cl A	27,985	1,573
Trimas	19,722	551
Triumph Group	13,181	861
TrueBlue	36,200	570
Tutor Perini	138,500	1,897
VSE	13,900	341
Wabash National	76,700	688
Watts Water Technologies, Cl A (A)	18,930	814
WESCO International	11,780	794
Woodward	25,934	989

		69,649

Information Technology — 11.8%
ACI Worldwide *	6,750	295
Adtran (A)	113,258	2,213
Advanced Energy Industries *	19,300	267
Amkor Technology (A)	83,400	354
Arris Group	13,280	198
Arrow Electronics, Cl A *	29,100	1,108
Benchmark Electronics	57,900	962
Black Box (A)	12,300	299
CACI International, Cl A (A)	35,695	1,964
Cadence Design Systems	39,625	535
CIBER	345,800	1,155
Coherent	11,559	585
Computer Task Group *	20,600	376
Comtech Telecommunications	16,113	409
Convergys (A)	28,790	472
CSG Systems International *	34,100	620
CTS	27,000	287
Diebold	73,488	2,250
Digi International	89,500	848
Digital River *	22,800	328
Diodes	26,600	462
EarthLink	231,200	1,493
Emulex	69,727	509
Entegris *	56,560	519
EPR Properties, Cl A (A)	4,360	201
Exar *	155,900	1,388
FEI	3,830	212
Genpact	32,205	499
GT Advanced Technologies * (A)	61,400	185
Heartland Payment Systems (A)	7,180	212
Imation	30,500	142
Integrated Device Technology *	110,186	804
Intermec	25,700	253
Intersil, Cl A	116,400	965
InvenSense, Cl A * (A)	18,610	207
j2 Global (A)	16,565	507
Lender Processing Services	13,300	328
Lexmark International, Cl A (A)	33,100	768
Liquidity Services *	5,080	208
Logitech International (A)	23,900	180
Manhattan Associates	4,340	262
Mantech International, Cl A (A)	11,300	293
Mentor Graphics *	15,600	266
MicroStrategy, Cl A *	9,000	840
Monolithic Power Systems (A)	19,316	430

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

MTS Systems, Cl A	1,400	$71
Multi-Fineline Electronix	16,100	325
Nanometrics	28,600	412
ON Semiconductor *	77,755	548
OSI Systems	3,700	237
Parametric Technology	63,186	1,422
Park Electrochemical	3,200	82
Photronics *	86,000	513
Plantronics	12,600	465
Power-One (A)	73,600	303
Progress Software	53,350	1,120
Pulse Electronics, Cl A *	36,300	11
QLogic	84,000	817
RF Micro Devices, Cl A	162,170	727
Rosetta Stone * (A)	16,400	202
Rudolph Technologies	15,500	209
Saba Software	104,100	910
Seachange International *	32,100	310
Semtech	7,640	221
Silicon Laboratories	14,190	593
SYNNEX (A)	10,600	365
Synopsys	12,151	387
Take -Two Interactive Software, Cl A *	14,520	160
Tangoe	16,730	199
Tech Data	42,200	1,921
TeleCommunication Systems, Cl A	92,280	228
Tessco Technologies (A)	12,000	266
TNS *	15,088	313
Ultra Clean Holdings	50,941	250
Ultratech	45,500	1,697
United Online (A)	88,200	493
Vishay Intertechnology (A)	67,314	716
Volterra Semiconductor	24,500	421
Websense	49,100	738
Xyratex (A)	22,544	190
Zebra Technologies, Cl A	17,526	689

		46,189

Materials — 5.6%
Allegheny Technologies	17,019	517
Alpha Natural Resources * (A)	32,700	319
Boise (A)	58,800	467
Buckeye Technologies (A)	11,000	316
Coeur d’Alene Mines	4,310	106
Commercial Metals, Cl A	13,490	200
Compass Minerals International, Cl A	7,436	556
Cytec Industries	7,348	506
Eagle Materials	3,680	215
Glatfelter	31,100	543
Globe Specialty Metals	22,800	313
Greif, Cl A	16,350	728
GSE Holding	157,100	974
H.B. Fuller	61,150	2,129
Horsehead Holding (A)	32,700	334
Huntsman	25,359	403
Innophos Holdings	9,427	438
Innospec	9,000	311
Intrepid Potash	19,283	411
Minerals Technologies	41,715	1,665

Description	Shares	Market Value ($ Thousands)

Neenah Paper, Cl A	23,700	$675
OM Group *	28,800	639
Owens-Illinois	30,841	656
Packaging Corp of America	11,158	429
PolyOne (A)	44,975	918
RTI International Metals (A)	56,423	1,555
Schnitzer Steel Industries, Cl A (A)	29,300	889
Schweitzer-Mauduit International	28,600	1,116
Scotts Miracle-Gro, Cl A	12,538	552
Sensient Technologies	46,272	1,646
Silgan Holdings	14,370	598
Stepan	8,400	467
Worthington Industries (A)	14,400	374

		21,965

Telecommunication Services — 0.5%
Atlantic Telegraph-Network	15,100	554
Neutral Tandem	80,500	207
tw telecom, Cl A *	14,200	362
USA Mobility	28,700	335
Vonage Holdings	157,300	373

		1,831

Utilities — 3.4%
ALLETE	21,365	876
American States Water (A)	2,300	110
Avista	12,700	306
Cadiz *	65,000	515
Chesapeake Utilities	9,266	421
Cleco	39,506	1,581
Dynegy * (A)	9,300	178
Empire District Electric	25,900	528
Great Plains Energy	70,122	1,424
Idacorp, Cl A	16,587	719
NorthWestern	17,300	601
Piedmont Natural Gas (A)	17,600	551
PNM Resources	25,455	522
Portland General Electric	93,440	2,556
Southwest Gas	14,160	601
UIL Holdings	14,200	508
UNS Energy	6,670	283
Westar Energy	10,630	304
WGL Holdings	16,110	631

		13,215

Total Common Stock (Cost $366,794) ($ Thousands)		379,572

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Index Fund (A)	19,598	1,652
iShares Russell 2000 Value Index Fund (A)	29,300	2,212

Total Exchange Traded Funds (Cost $3,623) ($ Thousands)		3,864

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	$—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 16.4%
SEI Liquidity Fund, L.P. 0.130% **†† (D)	64,491,823	64,492

Total Affiliated Partnership (Cost $64,492) ($ Thousands)		64,492

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **††	10,498,865	10,499

Total Cash Equivalent (Cost $10,499) ($ Thousands)		10,499

U.S. TREASURY OBLIGATIONS (E) — 0.2%
U.S. Treasury Bills
0.088%, 1/31/2013	$695	695

Total U.S. Treasury Obligations (Cost $695) ($ Thousands)		695

Total Investments — 117.0% (Cost $446,103) ($ Thousands) ‡‡		$459,122

Percentages are based on Net Assets of $392,339 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $63,828 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $292 ($ Thousands) and represented 0.07% of Net Assets.

(C)	Security considered illiquid and restricted. The total value of such security as of December 31, 2012 was $292 ($ Thousands) and represented 0.07% of Net Assets.

(D)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31 was $64,492 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

‡‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $446,103 ($ Thousands), and the unrealized appreciation and depreciation were $51,549 ($ Thousands) and ($38,440) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2012

The restricted securities held by the Fund at December 31, 2012, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$292	0.07%

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$379,280	$—	$292	$379,572
Exchange Traded Funds	3,864	—	—	3,864
Warrants	—	—	—	—
Affiliated Partnership	—	64,492	—	64,492
Cash Equivalent	10,499	—	—	10,499
U.S. Treasury Obligations	—	695	—	695

Total Investments in Securities	$393,643	$65,187	$292	$459,122

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.2%

Consumer Discretionary — 17.3%
America’s Car-Mart *	3,300	$134
Ameristar Casinos	1,600	42
ANN	10,500	355
Arctic Cat *	26,405	882
bebe stores, Cl A	39,800	159
Biglari Holdings *	410	160
BJ’s Restaurants (A)	17,087	562
Bravo Brio Restaurant Group	25,922	348
Bridgepoint Education * (A)	4,100	42
Brunswick	6,311	183
Cabela’s (A)	16,040	670
Capella Education	11,300	319
Caribou Coffee (A)	21,700	351
Carmike Cinemas *	15,900	238
Carter’s *	20,435	1,137
Cato, Cl A	16,606	455
Childrens Place Retail Stores *	23,669	1,048
Coinstar (A)	3,915	204
Conn’s * (A)	39,861	1,223
Cooper Tire & Rubber	28,300	718
Core-Mark Holding, Cl A	14,500	686
CROCS	14,000	202
Dana Holding	23,900	373
Deckers Outdoor * (A)	23,110	931
Denny’s, Cl A	2,900	14
Destination Maternity	7,000	151
Dick’s Sporting Goods (A)	13,935	634
DineEquity	700	47
Domino’s Pizza	11,200	488
Drew Industries	1,400	45
Express * (A)	20,900	315
Fifth & Pacific * (A)	2,100	26
Five Below (A)	8,472	271
Francesca’s Holdings (A)	38,820	1,008
GameStop, Cl A (A)	12,557	315
Gordmans Stores *	47,640	716
Grand Canyon Education *	52,655	1,236
hhgregg, Cl A * (A)	37,000	260
Hibbett Sports * (A)	43,443	2,289
HomeAway * (A)	24,470	538
Hot Topic (A)	89,700	866
HSN, Cl A	445	25
Jack in the Box	16,480	471
K12 * (A)	39,995	817
La-Z-Boy, Cl Z	12,600	178
Life Time Fitness * (A)	17,350	854
Lions Gate Entertainment	2,400	39
LKQ *	32,884	694
Lumber Liquidators Holdings * (A)	27,760	1,467
Maidenform Brands	50,860	991
Monro Muffler (A)	29,738	1,040
Morgans Hotel Group *	94,000	521
Movado Group	11,300	347
Multimedia Games Holding *	35,800	527
National CineMedia	135,750	1,918
Orient-Express Hotels, Cl A	49,794	582
Oxford Industries, Cl A (A)	6,209	288
Pandora Media (A)	46,260	425

Description	Shares	Market Value ($ Thousands)

Panera Bread, Cl A	5,083	$807
Papa John’s International, Cl A *	16,600	912
PetMed Express (A)	55,800	619
Pier 1 Imports (A)	13,545	271
Pinnacle Entertainment *	3,000	47
Pool	2,500	106
Quiksilver *	195,097	829
ReachLocal	59,800	772
Red Robin Gourmet Burgers	19,968	705
rue21 inc * (A)	8,160	232
Scientific Games, Cl A	69,966	607
Select Comfort *	38,032	995
Shutterfly (A)	13,362	399
Six Flags Entertainment	6,700	410
Skullcandy (A)	27,923	218
Smith & Wesson Holding * (A)	64,300	543
SodaStream International (A)	22,950	1,030
Sonic *	25,000	260
Sotheby’s (A)	7,600	256
Stage Stores	12,500	310
Standard-Pacific (A)	25,131	185
Steiner Leisure	3,800	183
Sturm Ruger (A)	1,920	87
Tesla Motors * (A)	13,221	448
Titan International (A)	21,080	458
Ulta Salon Cosmetics & Fragrance	8,065	792
Vail Resorts	14,348	776
Valassis Communications (A)	4,500	116
Vera Bradley (A)	16,022	402
Vitamin Shoppe (A)	18,952	1,087
Warnaco Group	5,800	415
Winnebago Industries	9,400	161
Wolverine World Wide (A)	49,010	2,008
Zumiez (A)	8,735	170

		49,441

Consumer Staples — 2.6%
Casey’s General Stores	13,286	705
Chefs’ Warehouse Holdings * (A)	30,245	478
Coca-Cola Bottling Consolidated	700	47
Darling International *	19,100	306
Fresh Market * (A)	9,576	461
J&J Snack Foods	5,300	339
Lancaster Colony (A)	13,403	927
Medifast	30,367	801
Pilgrim’s Pride (A)	74,400	540
Prestige Brands Holdings, Cl A *	25,800	517
Rite Aid *	363,900	495
Sanderson Farms (A)	2,300	109
Smart Balance (A)	12,769	165
Spectrum Brands Holdings	1,100	50
United Natural Foods	2,263	121
USANA Health Sciences (A)	20,500	675
WD-40	900	42
WhiteWave Foods, Cl A (A)	33,286	517

		7,295

Energy — 6.0%
Abraxas Petroleum * (A)	58,200	127
Berry Petroleum, Cl A (A)	8,109	272
BPZ Resources * (A)	73,000	230
Clayton Williams Energy	2,800	112

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

CVR Energy	1,500	$73
Dresser-Rand Group *	27,542	1,546
Dril-Quip *	26,338	1,924
Energy XXI Bermuda (A)	22,574	727
Forum Energy Technologies * (A)	41,337	1,023
Geospace Technologies	5,900	524
ION Geophysical	10,100	66
Key Energy Services	13,716	95
KiOR, Cl A * (A)	13,984	90
Laredo Petroleum Holdings * (A)	58,058	1,054
Matador Resources	40,430	332
Mitcham Industries *	11,100	151
Oasis Petroleum	65,929	2,097
Oceaneering International, Cl A	12,900	694
Oil States International *	8,563	613
Pioneer Energy Services	24,888	181
Rentech	62,700	165
Rosetta Resources *	16,563	751
Targa Resources	12,305	650
Teekay	9,075	728
Vaalco Energy (A)	100,460	869
W&T Offshore (A)	24,300	390
Western Refining (A)	17,100	482
Willbros Group	53,600	287
World Fuel Services (A)	17,672	728

		16,981

Financials — 6.4%
Acadia Realty Trust †	6,800	171
Affiliated Managers Group (A)	10,604	1,380
Alexander’s † (A)	600	198
Amtrust Financial Services (A)	15,610	448
Banner	6,494	199
BRE Properties, Cl A †	6,674	339
Cardtronics	12,545	298
Cohen & Steers (A)	11,756	358
Credit Acceptance, Cl A	1,100	112
DFC Global (A)	6,960	129
Douglas Emmett †	24,979	582
EastGroup Properties †	7,406	399
Employers Holdings	2,000	41
Encore Capital Group * (A)	17,300	530
Ezcorp, Cl A *	2,700	54
Financial Engines * (A)	58,891	1,634
First Cash Financial Services	1,028	51
Glimcher Realty Trust	22,200	246
Greenhill (A)	3,900	203
Highwoods Properties †	9,300	311
Home Properties †	5,390	330
IBERIABANK	12,430	611
Jones Lang LaSalle	2,460	207
MarketAxess Holdings	32,216	1,137
Montpelier Re Holdings	34,000	777
MSCI, Cl A * (A)	19,540	605
National Health Investors †	2,700	153
Netspend Holdings	47,751	564
Omega Healthcare Investors	15,300	365
PennantPark Investment (A)	68,877	757
Potlatch †	6,523	256
PS Business Parks †	2,300	149
Signature Bank NY, Cl B	17,366	1,239
Sovran Self Storage †	4,100	255

Description	Shares	Market Value ($ Thousands)

Stifel Financial * (A)	33,809	$1,081
Sun Communities † (A)	3,700	148
Tanger Factory Outlet Centers †	5,916	202
Texas Capital Bancshares *	4,700	211
Titanium Asset Management * (B)(C)	140,900	112
Value Creation * (B)(C)	145,600	77
WisdomTree Investments	119,890	734
World Acceptance (A)	3,800	283
Zillow, Cl A (A)	14,847	412

		18,348

Health Care — 18.5%
Abaxis	1,600	59
ABIOMED * (A)	1,700	23
Acadia Healthcare, Cl A *	74,691	1,743
Accuray *	63,300	407
Achillion Pharmaceuticals (A)	65,139	522
Acorda Therapeutics	18,225	453
Aegerion Pharmaceuticals, Cl A	21,400	543
Affymax *	15,600	296
Akorn * (A)	40,829	545
Align Technology (A)	7,130	198
Alkermes (A)	16,600	307
Alnylam Pharmaceuticals *	6,100	111
AMAG Pharmaceuticals *	16,300	240
Analogic	12,100	899
Arena Pharmaceuticals * (A)	23,300	210
Ariad Pharmaceuticals *	47,596	913
Arqule	32,800	92
Array BioPharma *	92,200	343
ArthroCare	13,100	453
athenahealth (A)	14,098	1,036
Auxilium Pharmaceuticals	30,500	565
Bio-Reference Labs (A)	13,400	384
Bruker BioSciences	38,182	583
Cantel Medical	4,100	122
Catamaran	9,740	459
Celldex Therapeutics, Cl A	1,400	9
Centene *	3,850	158
Cepheid (A)	6,265	212
Chemed (A)	7,192	493
Computer Programs & Systems	7,800	393
Conceptus (A)	34,895	733
Cubist Pharmaceuticals (A)	29,061	1,222
Cyberonics *	6,850	360
Dendreon (A)	45,200	239
DexCom (A)	18,018	245
Dynavax Technologies (A)	64,700	185
Emergent Biosolutions	32,900	528
Emeritus (A)	38,383	949
Endocyte * (A)	26,600	239
Endologix	70,425	1,003
Ensign Group	5,400	147
Exact Sciences (A)	33,025	350
ExamWorks Group	69,425	971
Fluidigm (A)	45,004	644
Halozyme Therapeutics	62,584	420
Hansen Medical * (A)	17,500	36
Health Net, Cl A	12,892	313
HealthSouth	38,664	816
HeartWare International * (A)	7,450	626

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Hi-Tech Pharmacal	1,900	$66
HMS Holdings *	16,055	416
ICON ADR	14,340	398
ICU Medical (A)	13,794	841
Immunogen (A)	40,010	510
Impax Laboratories *	47,720	977
Imris	108,557	401
Incyte (A)	20,773	345
Infinity Pharmaceuticals (A)	8,209	287
Insulet (A)	36,805	781
IPC The Hospitalist (A)	10,992	437
Jazz Pharmaceuticals	10,650	567
Keryx Biopharmaceuticals * (A)	35,685	94
LHC Group	3,900	83
MannKind (A)	19,000	44
MAP Pharmaceuticals (A)	27,692	435
Masimo	75,498	1,586
MedAssets *	8,300	139
Medicines *	15,900	381
MEDNAX (A)	8,616	685
MELA Sciences * (A)	59,900	107
Momenta Pharmaceuticals * (A)	36,300	428
MWI Veterinary Supply * (A)	1,400	154
Nektar Therapeutics (A)	80,417	596
Neurocrine Biosciences *	20,100	150
NewLink Genetics (A)	7,748	97
Novadaq Technologies * (A)	110,349	980
NPS Pharmaceuticals	7,527	69
NuVasive *	19,000	294
Onyx Pharmaceuticals * (A)	13,558	1,024
Optimer Pharmaceuticals	19,870	180
Orexigen Therapeutics * (A)	12,800	67
Orthofix International	11,000	433
Parexel International	15,608	462
PDL BioPharma (A)	149,000	1,050
Pharmacyclics *	12,370	716
Pozen * (A)	53,600	269
PSS World Medical *	6,800	196
Puma Biotechnology *	20,594	386
Questcor Pharmaceuticals (A)	7,075	189
Quidel (A)	72,748	1,358
Sagent Pharmaceuticals *	20,612	332
Sangamo Biosciences (A)	15,423	93
Santarus *	49,800	547
Sarepta Therapeutics * (A)	8,573	221
Sciclone Pharmaceuticals *	80,400	347
Seattle Genetics * (A)	12,509	290
Sirona Dental Systems, Cl A	10,321	665
Spectranetics	16,605	245
Spectrum Pharmaceuticals (A)	700	8
Synageva BioPharma, Cl A	12,557	581
Syneron Medical	62,667	543
Synta Pharmaceuticals * (A)	40,380	364
Team Health Holdings	25,421	731
Techne, Cl A	12,565	858
TESARO (A)	13,650	231
Threshold Pharmaceuticals, Cl A * (A)	111,038	468
Tornier BV	27,940	469
Trius Therapeutics (A)	26,121	125
Unilife (A)	179,194	407
ViroPharma	10,610	242

Description	Shares	Market Value ($ Thousands)

Vocera Communications	34,366	$862
Volcano (A)	50,778	1,199
WellCare Health Plans	19,810	965
XenoPort (A)	68,900	535

		52,803

Industrials — 20.0%
Acacia Research	5,500	141
Actuant, Cl A	28,720	802
Acuity Brands	31,162	2,111
Advisory Board	20,049	938
Alaska Air Group *	10,600	457
Altra Holdings	2,200	48
American Science & Engineering, Cl A	5,100	333
Ametek	3,130	118
AO Smith	1,300	82
Applied Industrial Technologies, Cl A	12,900	542
Armstrong World Industries	15,378	780
AZZ	1,200	46
BE Aerospace	5,733	283
Beacon Roofing Supply	5,712	190
Belden	4,700	211
Brink’s	5,600	160
Carlisle	25,026	1,471
Cascade	1,500	96
Chart Industries *	12,823	855
CIRCOR International	3,400	135
Clarcor	8,291	396
Clean Harbors * (A)	5,034	277
Corporate Executive Board	5,632	267
DigitalGlobe * (A)	11,902	291
Dycom Industries	66,758	1,322
EnerSys *	11,700	440
Exponent	12,300	687
Fortune Brands Home & Security	26,623	778
Forward Air	2,800	98
FuelCell Energy (A)	104,300	96
Generac Holdings	15,440	530
Genesee & Wyoming, Cl A (A)	21,143	1,609
Graco	13,626	702
GrafTech International (A)	104,921	985
Great Lakes Dredge & Dock	16,800	150
H&E Equipment Services (A)	9,900	149
Heico, Cl A	42,126	1,347
HEICO (A)	12,650	566
Heritage-Crystal Clean (A)	49,570	744
Hexcel, Cl A	43,237	1,166
Hub Group, Cl A *	38,460	1,292
Huron Consulting Group	2,700	91
IDEX	15,350	714
Insperity, Cl A	11,400	371
Interface, Cl A	47,810	769
John Bean Technologies, Cl A	9,300	165
Keyw Holding, Cl A * (A)	44,882	569
Kforce	32,600	467
Kirby *	12,230	757
Landstar System	18,819	987
Lennox International (A)	3,229	170
Lincoln Electric Holdings (A)	13,010	633
Lindsay (A)	4,240	340

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Marten Transport	31,070	$571
Meritor *	21,800	103
Middleby *	12,700	1,628
Mine Safety Appliances	7,000	299
Mistras Group	23,527	581
MSC Industrial Direct, Cl A	10,030	756
Mueller Water Products, Cl A	79,000	443
MYR Group *	22,100	492
Nordson	12,501	789
Old Dominion Freight Line, Cl A	52,158	1,788
Polypore International * (A)	28,825	1,340
Primoris Services	21,900	329
RBC Bearings	13,154	659
Resources Connection	91,021	1,087
Rexnord (A)	29,499	628
Ritchie Bros. Auctioneers (A)	38,135	797
RPX	8,200	74
Rush Enterprises, Cl A (A)	44,276	915
Rush Enterprises, Cl B	54,937	951
Saia	14,500	335
Sauer-Danfoss	1,200	64
Simpson Manufacturing (A)	23,630	775
Skywest	800	10
Spirit Airlines	22,300	395
Standard Parking	47,668	1,048
Standex International	7,200	369
Steelcase, Cl A	64,545	822
Sun Hydraulics	10,700	279
Taser International	39,900	357
Teledyne Technologies	2,200	143
Tennant	1,469	65
Thermon Group Holdings *	17,900	403
Trex	31,882	1,187
TrueBlue	70,705	1,114
United Rentals (A)	17,620	802
US Airways Group (A)	13,100	177
US Ecology	12,954	305
USG (A)	6,998	196
Valmont Industries	5,265	719
Wabtec	17,814	1,559
WageWorks	5,683	101
Watsco	9,039	677
WESCO International (A)	15,798	1,066

		56,922

Information Technology — 21.6%
Acme Packet *	22,184	491
Actuate	63,400	355
Amtech Systems	8,400	27
Anixter International	3,600	230
Arris Group	5,500	82
Aruba Networks (A)	39,242	814
Aspen Technology *	61,016	1,687
ATMI *	19,200	401
Audience * (A)	16,805	175
Bazaarvoice *	74,200	694
Blackbaud, Cl A	54,098	1,235
Blucora	47,300	743
Broadridge Financial Solutions	60,820	1,392
BroadSoft (A)	39,826	1,447
Cadence Design Systems (A)	68,040	919
Calix * (A)	20,500	158

Description	Shares	Market Value ($ Thousands)

Cavium (A)	32,133	$1,003
Ceva, Cl A * (A)	11,800	186
Ciena * (A)	39,940	627
Cirrus Logic	6,930	201
CommVault Systems *	11,304	788
Concur Technologies * (A)	6,700	452
Constant Contact	900	13
Cornerstone OnDemand (A)	35,871	1,059
CoStar Group (A)	18,340	1,639
Cray	28,700	458
CSG Systems International *	29,500	536
Dealertrack Technologies	58,369	1,676
Demand Media (A)	27,400	255
Demandware	34,023	930
Dice Holdings (A)	55,500	509
DTS	33,805	565
Ebix (A)	8,800	141
Ellie Mae	14,000	389
Envestnet	110,233	1,538
Euronet Worldwide *	56,195	1,326
ExactTarget (A)	20,243	405
ExlService Holdings	11,575	307
Extreme Networks	22,500	82
Fair Isaac	5,300	223
Fairchild Semiconductor International	41,293	595
FEI	2,346	130
FleetMatics Group (A)	3,885	98
Fortinet	37,924	799
Fusion-io (A)	21,342	489
Gartner	14,188	653
Global Cash Access Holdings	54,200	425
Glu Mobile (A)	93,700	215
Guidewire Software, Cl Z	35,318	1,050
Heartland Payment Systems	20,300	599
Hittite Microwave, Cl A * (A)	15,917	988
Imperva * (A)	13,416	423
Infoblox *	51,978	934
Inphi	59,899	574
Interactive Intelligence Group * (A)	4,169	140
Internap Network Services *	48,294	335
International Rectifier *	59,193	1,049
InvenSense, Cl A * (A)	13,689	152
Littelfuse	4,400	272
LivePerson	54,260	713
Loral Space & Communications	5,300	290
Manhattan Associates	11,400	688
MAXIMUS	10,298	651
Measurement Specialties	38,244	1,314
Mellanox Technologies (A)	2,385	142
Mentor Graphics *	3,600	61
Micrel	20,900	199
Micros Systems (A)	12,478	530
Mindspeed Technologies * (A)	57,502	269
MoneyGram International	5,600	74
Move	65,000	493
MTS Systems, Cl A	3,400	173
NETGEAR (A)	14,220	560
Netscout Systems *	20,879	543
NetSuite * (A)	8,278	557
NIC	3,600	59

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

OpenTable * (A)	16,734	$817
OSI Systems	3,562	228
Palo Alto Networks (A)	5,840	313
Parametric Technology	21,512	484
Plantronics	8,500	313
Plexus *	2,600	67
Power Integrations (A)	3,800	128
QLogic	14,800	144
Quantum * (A)	255,043	316
RealD (A)	83,270	933
RealPage * (A)	76,121	1,642
Riverbed Technology	12,480	246
Rogers *	5,626	279
Ruckus Wireless (A)	14,792	333
Saba Software	7,100	62
Sapient *	9,300	98
Semtech	20,530	594
ServiceSource International * (A)	58,500	342
Silicon Image *	46,400	230
SolarWinds	18,783	985
Sonus Networks	209,300	356
Sourcefire (A)	7,713	364
Splunk (A)	12,060	350
SPS Commerce	4,392	164
SS&C Technologies Holdings * (A)	60,214	1,392
Synaptics (A)	7,700	231
Take-Two Interactive Software, Cl A *	55,042	606
Tangoe (A)	14,680	174
Telenav	8,800	70
Teradyne (A)	32,860	555
TIBCO Software, Cl E	20,341	448
Travelzoo	16,400	311
Trulia (A)	19,950	324
Tyler Technologies	24,683	1,196
Ultratech	3,700	138
Unisys (A)	34,900	604
Veeco Instruments	24,640	727
VistaPrint (A)	22,887	752
Volterra Semiconductor	21,700	373
WEX	3,121	235
Yelp, Cl A (A)	16,895	318

		61,636

Materials — 2.4%
American Vanguard, Cl B	14,400	447
Chemtura *	13,900	295
Georgia Gulf (A)	7,000	289
Haynes International	5,800	301
Headwaters, Cl A *	72,300	619
Innospec	18,400	635
Intrepid Potash (A)	53,475	1,138
Kaiser Aluminum (A)	2,963	183
Koppers Holdings	8,000	305
Kraton Performance Polymers *	6,483	156
LSB Industries *	3,100	110
Materion	1,900	49
Metals USA Holdings	26,900	470
Myers Industries	30,600	464
Neenah Paper, Cl A	3,000	85
Noranda Aluminum Holding	59,800	365

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PolyOne	39,550	$808

		6,719

Telecommunication Services — 0.3%
Boingo Wireless (A)	70,845	535
IDT, Cl B	6,000	57
magicJack VocalTec (A)	22,000	401

		993

Utilities — 0.1%
American States Water (A)	2,900	139
Genie Energy, Cl B	9,400	67

		206

Total Common Stock (Cost $265,542) ($ Thousands)		271,344

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Growth Index Fund (A)	3,117	297

Total Exchange Traded Fund (Cost $295) ($ Thousands)		297

AFFILIATED PARTNERSHIP — 29.6%
SEI Liquidity Fund, L.P.
0. 130%**†† (D)	84,277,986	84,278

Total Affiliated Partnership (Cost $84,278) ($ Thousands)		84,278

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	12,738,924	12,739

Total Cash Equivalent (Cost $12,739) ($ Thousands)		12,739

U.S. TREASURY OBLIGATIONS (E )(F) — 0.2%
U.S. Treasury Bills
0.087%, 1/31/2013	$495	495

Total U.S. Treasury Obligations (Cost $495) ($ Thousands)		495

Total Investments — 129.6% (Cost $363,349) ($ Thousands) ‡		$369,153

The list of open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	65	Mar-2013	$22

			$22

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $284,930 ($Thousands).

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $83,406 ($ Thousands)

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012, was $189 and represented 0.07% of Net Assets.

(C)	Securities considered illiquid and restricted. The total value of such securities as of December 31, 2012, was $189 ($ Thousands) and represented 0.07% of Net Assets.

(D)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2012, was $84,278 ($ Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

‡	At June 30, 2012, the tax basis cost of the Fund’s investments was $363,349 ($ Thousands), and the unrealized appreciation and depreciation were $27,273 ($ Thousands) and ($21,469) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2012

The restricted securities held by the Fund as of December 31, 2012, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Titanium Asset Management	140,900	06/14/07	06/14/07	$846	$112	0.04%
Value Creation	145,600	08/10/06	08/10/06	1,491	77	0.03

				$2,337	$189	0.07%

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$271,155	$112	$77	$271,344
Exchange Traded Fund	297	—	—	297
Affiliated Partnership	—	84,278	—	84,278
Cash Equivalent	12,739	—	—	12,739
U.S. Treasury Obligations	—	495	—	495

Total Investments in Securities	$284,191	$84,885	$77	$369,153

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$22	$—	$—	$22

Total Other Financial Instruments	$22	$—	$—	$22

*	Futures contracts are valued at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 15.6%
Aaron’s	2,100	$59
Abercrombie & Fitch, Cl A	4,490	215
Aeropostale *	2,250	29
AFC Enterprises, Ser 2011-9A *	14,750	385
Allison Transmission Holdings (A)	21,690	443
AMC Networks, Cl A *	717	36
American Axle & Manufacturing Holdings *	3,600	40
American Eagle Outfitters	35,037	719
American Greetings, Cl A (A)	14,800	250
America’s Car-Mart *	1,300	53
Ameristar Casinos	1,300	34
ANN	13,108	444
Apollo Group, Cl A	1,600	34
Arbitron	800	37
Asbury Automotive Group	2,900	93
Ascena Retail Group	3,400	63
Ascent Media, Cl A	1,500	93
Autoliv (A)	7,000	472
Autonation *	1,905	76
Bally Technologies	3,100	139
Barnes & Noble * (A)	2,584	39
Belo, Cl A	56,011	430
Big Lots	14,500	412
Biglari Holdings *	90	35
BJ’s Restaurants	1,500	49
Bob Evans Farms	1,700	68
Body Central	2,110	21
Boyd Gaming *	3,600	24
Brinker International	5,800	180
Brown Shoe	2,700	50
Brunswick	16,840	490
Buffalo Wild Wings	13,952	1,016
Burger King Worldwide	38,210	628
Cabela’s	23,503	981
Cable Satisfaction	2,700	—
Cablevision Systems, Cl A	5,644	84
Callaway Golf	24,463	159
Capella Education	700	20
Carter’s *	2,200	123
Cato, Cl A	9,700	266
CEC Entertainment	7,300	242
Central European Media Enterprises, Cl A	700	4
Cheesecake Factory	13,270	434
Chico’s FAS	5,500	101
Childrens Place Retail Stores *	7,140	316
Cinemark Holdings	1,125	29
Coinstar (A)	1,200	62
Columbia Sportswear (A)	3,546	189
Conn’s *	17,514	537
Cooper Tire & Rubber	26,825	680
Core-Mark Holding, Cl A	6,451	306
Cracker Barrel Old Country Store	600	39
CROCS	900	13
CSS Industries	649	14
Ctrip.com International ADR *	15,812	360
Dana Holding	3,100	48

Description	Shares	Market Value ($ Thousands)

Darden Restaurants	5,872	$265
Deckers Outdoor *	1,000	40
DeVry	1,000	24
Dick’s Sporting Goods	25,645	1,167
Digital Generation	800	9
Dillard’s, Cl A	2,985	250
DineEquity	800	54
Domino’s Pizza	2,231	97
DR Horton	35,497	702
DreamWorks Animation SKG, Cl A	600	10
DSW, Cl A	16,644	1,093
Dunkin’ Brands Group	2,386	79
Entercom Communications	1,583	11
Ethan Allen Interiors	9,139	235
Exide Technologies	2,925	10
Express *	14,038	212
Five Below	6,467	207
Foot Locker, Cl A	3,237	104
Fossil, Cl A	1,503	140
Francesca’s Holdings (A)	37,464	973
GameStop, Cl A (A)	12,600	316
Gannett	18,400	331
Gentex	2,600	49
Gentherm *	3,300	44
GNC Holdings, Cl A	679	23
Goodyear Tire & Rubber	6,100	84
Grand Canyon Education *	26,375	619
Group 1 Automotive	1,724	107
Guess?, Cl 3	1,400	34
H&R Block	14,400	267
Hanesbrands	36,832	1,319
Harley-Davidson, Cl A	6,728	329
Harman International Industries, Cl A	8,600	384
Harte-Hanks	1,800	11
Hasbro (A)	10,291	369
Helen of Troy	2,400	80
Hibbett Sports *	18,029	950
Hillenbrand	2,500	57
HomeAway * (A)	20,569	453
Hot Topic	4,814	46
HSN, Cl A	7,760	427
Iconix Brand Group	1,300	29
Insight Enterprises *	9,500	165
International Speedway, Cl A	900	25
Interpublic Group	34,400	379
iRobot	1,700	32
Isle of Capri Casinos	3,300	18
ITT Educational Services *	700	12
JAKKS Pacific	10,339	129
Jarden	15,457	799
John Wiley & Sons, Cl A	900	35
Jones Group	21,722	240
JOS A Bank Clothiers *	1,000	43
Journal Communications, Cl A	39,400	213
K12 *	1,000	20
KB Home (A)	8,833	140
Krispy Kreme Doughnuts	54,210	508
Lamar Advertising, Cl A †	1,439	60

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Lear	4,742	$222
Leggett & Platt	2,000	54
Lennar, Cl A	2,600	101
Life Time Fitness *	22,265	1,096
Lincoln Educational Services	8,900	50
Lions Gate Entertainment (A)	10,321	169
Lithia Motors, Cl A	1,589	59
Live Nation	5,200	49
LKQ *	31,297	660
Luby’s *	2,388	16
Lumber Liquidators Holdings *	12,771	675
Madison Square Garden, Cl A	1,900	84
Matthews International, Cl A	9,688	311
MDC Holdings	2,000	74
Men’s Wearhouse	21,259	662
Meredith (A)	12,635	435
Meritage Homes	1,800	67
Modine Manufacturing *	2,100	17
Mohawk Industries	1,400	127
Monro Muffler	1,600	56
Morgans Hotel Group *	3,749	21
Morningstar, Cl A	300	19
National CineMedia	37,337	528
National Presto Industries	100	7
NetFlix (A)	1,233	114
New York Times, Cl A *	14,227	121
Newell Rubbermaid, Cl B	20,174	449
NVR	100	92
Office Depot	11,200	37
OfficeMax	6,223	61
Orient-Express Hotels, Cl A	43,866	513
Oxford Industries, Cl A	1,400	65
Pandora Media (A)	75,160	690
Panera Bread, Cl A	4,707	748
Penn National Gaming	16,564	813
Penske Auto Group, Cl A	1,800	54
Pep Boys -Manny Moe & Jack	32,945	324
PetSmart	4,826	330
Pier 1 Imports	46,607	932
Pinnacle Entertainment *	38,495	609
Polaris Industries	1,672	141
Pool	2,100	89
PulteGroup	22,329	405
PVH	1,244	138
RadioShack (A)	17,600	37
Red Robin Gourmet Burgers	800	28
Regal Entertainment Group, Cl A	1,592	22
Regis	42,932	726
Rent-A-Center	4,300	148
Royal Caribbean Cruises	9,636	328
Ruby Tuesday	3,000	24
rue21 inc *	11,995	341
Ruth’s Chris Steak House *	1,450	11
Ryland Group	2,100	77
Saks * (A)	3,587	38
Sally Beauty Holdings	2,242	53
Samsonite International	244,500	504
Sauer-Danfoss	1,700	91
Scholastic, Cl B	4,931	146
Scientific Games, Cl A	14,621	127

Description	Shares	Market Value ($ Thousands)

Select Comfort *	24,600	$644
Service International	6,700	93
Shutterfly	1,700	51
Shutterstock	8,550	222
Signet Jewelers	3,000	160
Sinclair Broadcast Group, Cl A	18,100	229
Six Flags Entertainment	156	10
Skechers U.S.A., Cl A *	6,512	121
Skullcandy	20,370	159
Snap-on	800	63
Sotheby’s	1,400	47
Stage Stores	17,500	434
Standard-Pacific (A)	71,830	528
Steven Madden	12,855	543
Stewart Enterprises, Cl A	2,900	22
Stoneridge *	1,763	9
Strayer Education	200	11
Teavana Holdings	773	12
Tempur-Pedic International	1,600	50
Tenneco	20,164	708
Tesla Motors * (A)	1,075	36
Thor Industries	700	26
Titan International	849	18
Toll Brothers *	2,600	84
True Religion Apparel	2,200	56
TRW Automotive Holdings	3,951	212
Tupperware Brands	1,200	77
Ulta Salon Cosmetics & Fragrance	7,955	782
Under Armour, Cl A	1,200	58
Universal Technical Institute	492	5
Urban Outfitters	14,520	571
Vail Resorts	1,000	54
Valassis Communications (A)	1,800	47
Vera Bradley (A)	26,696	670
Visteon	586	32
Vitamin Shoppe	21,188	1,215
WABCO Holdings	1,500	98
Warnaco Group	7,205	516
Weight Watchers International (A)	700	37
Whirlpool	12,210	1,242
Williams-Sonoma	1,200	52
Winnebago Industries	1,852	32
WMS Industries (A)	55,544	972
Wolverine World Wide	700	29
World Wrestling Entertainment, Cl A	900	7

		53,020

Consumer Staples — 3.4%
B&G Foods, Cl A	6,750	191
Boston Beer, Cl A (A)	800	107
Cal-Maine Foods	1,100	44
Casey’s General Stores	11,388	605
Central European Distribution *	5,859	13
Central Garden and Pet, Cl A *	18,333	191
Central Garden and Pet *	4,950	50
Chefs’ Warehouse Holdings *	23,083	365
Chiquita Brands International	1,191	10
Coca-Cola Enterprises	8,774	278
Constellation Brands, Cl A *	10,641	377

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Darling International *	2,400	$39
Dean Foods *	5,300	88
Diamond Foods (A)	1,500	21
Dole Food	25,733	295
Elizabeth Arden *	15,560	700
Energizer Holdings	10,028	802
Flowers Foods	3,000	70
Fresh Del Monte Produce	10,000	264
Fresh Market *	1,223	59
Green Mountain Coffee Roasters * (A)	3,600	149
Hain Celestial Group	1,700	92
Herbalife	4,924	162
Ingredion	8,015	516
J&J Snack Foods	7,840	501
JM Smucker	3,702	319
Kroger	17,900	466
Lancaster Colony	1,200	83
Medifast	931	25
Molson Coors Brewing, Cl B	8,926	382
Nash Finch	1,000	21
Nu Skin Enterprises, Cl A	900	33
Omega Protein *	23,400	143
Pantry	15,538	188
Post Holdings *	500	17
Prestige Brands Holdings, Cl A *	11,071	222
Ralcorp Holdings	1,000	90
Safeway (A)	24,500	443
Sanderson Farms	4,611	219
Smithfield Foods	16,327	352
Snyders-Lance	800	19
Spartan Stores	25,209	387
Spectrum Brands Holdings	8,850	398
SUPERVALU (A)	22,038	54
SYSCO, Cl A	11,386	361
TreeHouse Foods	5,374	280
Tyson Foods, Cl A	19,808	384
Universal	5,400	270
USANA Health Sciences (A)	7,900	260
Vector Group	3,356	50
WD-40	400	19
Weis Markets	3,800	149

		11,623

Energy — 5.8%
Abraxas Petroleum *	5,943	13
Amyris (A)	6,628	21
Arch Coal	4,472	33
ATP Oil & Gas (A)	1,700	—
Atwood Oceanics, Cl A *	7,520	344
Berry Petroleum, Cl A	6,604	222
Bill Barrett	1,000	18
Bonanza Creek Energy	9,190	255
BPZ Resources *	7,534	24
Bristow Group	5,000	268
Cabot Oil & Gas	10,244	509
Cal Dive International	6,748	12
CARBO Ceramics (A)	400	31
Carrizo Oil & Gas	1,700	36
Cheniere Energy *	4,145	78
Clean Energy Fuels (A)	2,390	30

Description	Shares	Market Value ($ Thousands)

Cloud Peak Energy	13,530	$261
Contango Oil & Gas	500	21
Dawson Geophysical *	793	21
Dresser-Rand Group *	1,809	102
Dril-Quip *	12,005	877
Energen	2,800	126
Energy XXI Bermuda	2,550	82
EQT	4,404	260
EXCO Resources (A)	3,300	22
Exterran Holdings	1,510	33
Forum Energy Technologies *	8,837	219
Global Geophysical Services	2,665	10
Golar LNG	3,200	118
Goodrich Petroleum	12,532	117
Gulf Island Fabrication	1,700	41
Gulfmark Offshore, Cl A	11,312	390
Gulfport Energy *	20,287	775
Heckmann (A)	5,527	23
Helix Energy Solutions Group *	19,855	410
Helmerich & Payne	3,249	182
Hercules Offshore	9,373	58
HollyFrontier	6,972	324
ION Geophysical	4,100	27
Key Energy Services	65,673	456
Kodiak Oil & Gas	9,063	80
Kosmos Energy	3,836	47
Laredo Petroleum Holdings *	21,860	397
Magnum Hunter Resources	51,404	205
Matador Resources	30,860	253
McDermott International *	42,155	465
McMoRan Exploration * (A)	5,900	95
Murphy Oil	3,328	198
Nabors Industries	23,519	340
Natural Gas Services Group	1,469	24
Newfield Exploration	17,729	475
Newpark Resources, Cl A *	9,960	78
Northern Oil And Gas *	3,020	51
Oasis Petroleum	21,038	669
Oceaneering International, Cl A	12,539	674
Oil States International *	7,787	557
Overseas Shipholding Group, Cl A (A)	1,426	1
Painted Pony Petroleum	24,100	254
Panhandle Oil and Gas, Cl A	600	17
Parker Drilling *	47,556	219
Patterson-UTI Energy	34,470	642
Penn Virginia	1,300	6
PetroQuest Energy *	3,851	19
Pioneer Energy Services	1,400	10
Pioneer Natural Resources	4,044	431
Plains Exploration & Production, Cl A *	4,433	208
Quicksilver Resources * (A)	5,582	16
Range Resources	4,819	303
Rex Energy *	19,420	253
RigNet, Cl A	519	11
Rosetta Resources *	10,270	466
Rowan, Cl A	3,592	112
SandRidge Energy, Cl A * (A)	20,922	133
SEACOR Holdings, Cl A	500	42

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

SemGroup, Cl A	12,270	$479
SM Energy	1,490	78
Stone Energy, Cl A *	14,996	308
Superior Energy Services	12,290	255
Swift Energy, Cl A	36,904	568
Tesoro	23,300	1,026
TETRA Technologies *	56,125	426
Tidewater, Cl A	525	23
Trican Well Service	36,590	482
Trican Well Service, Ltd. *	540	7
Ultra Petroleum	5,018	91
Uranium Energy	8,280	21
USEC (A)	51,000	27
W&T Offshore	13,700	220
Western Refining	22,062	622
Whiting Petroleum	7,363	319
Willbros Group	1,500	8
World Fuel Services	1,200	49
WPX Energy	2,255	34

		19,643

Financials — 17.8%
1st Source	2,900	64
Acadia Realty Trust †	16,695	419
Affiliated Managers Group	5,845	761
Alexander’s †	100	33
Alexandria Real Estate Equities †	1,434	99
Alleghany	298	100
Allied World Assurance Holdings	4,300	339
Allstate	12,374	497
Alterra Capital Holdings	23,935	675
American Assets Trust †	12,380	346
American Campus Communities †	5,305	245
American Capital	8,900	107
American Capital Mortgage Investment †	1,725	41
American Equity Investment Life Holding	4,000	49
American Financial Group	13,800	545
American National Insurance	2,700	184
Ameriprise Financial	7,240	453
Amerisafe	1,639	45
Ames National, Cl B	463	10
Anworth Mortgage Asset †	31,500	182
Apartment Investment & Management, Cl A †	3,753	102
Apollo Commercial Real Estate Finance †	2,950	48
Apollo Investment *	3,989	33
Apollo Residential Mortgage †	979	20
Arch Capital Group	3,336	147
Ares Capital	16,991	297
Ares Commercial Real Estate †	1,025	17
Argo Group International Holdings	6,282	211
Arthur J. Gallagher	2,336	81
Artio Global Investors, Cl A	14,225	27
Ashford Hospitality Trust	4,800	50
Aspen Insurance Holdings	8,500	273
Associated Banc-Corp	57,845	759
Associated Estates Realty †	3,300	53

Description	Shares	Market Value ($ Thousands)

Assured Guaranty	6,000	$85
Axis Capital Holdings	2,535	88
Banco Latinoamericano de Exportaciones, Cl E	21,159	456
Bancorpsouth, Cl A	9,010	131
Bank of Hawaii	900	40
Bank of Marin Bancorp	278	10
Bank of the Ozarks	16,965	568
BBCN Bancorp	1,849	21
Berkshire Hills Bancorp	21,435	511
BioMed Realty Trust †	1,400	27
BlackRock Kelso Capital	2,400	24
Boston Private Financial Holdings	16,029	144
Brandywine Realty Trust †	25,900	316
BRE Properties, Cl A †	1,000	51
Brookline Bancorp, Cl A	1,200	10
Brown & Brown	25,461	648
Camden Property Trust †	2,005	137
Capstead Mortgage †	1,900	22
Cardinal Financial	16,840	274
Cardtronics	23,643	561
Cathay General Bancorp	2,100	41
CBL & Associates Properties	41,502	880
Center Bancorp, Cl A	1,704	20
Chatham Lodging Trust †	669	10
Chemical Financial	10,100	240
Chesapeake Lodging Trust †	3,000	63
Chimera Investment †	70,826	185
City National	500	25
CNA Financial	12,400	347
CNB Financial	608	10
CNO Financial Group	55,868	521
CoBiz Financial	43,740	327
Colonial Properties Trust †	4,500	96
Comerica	10,649	323
Commerce Bancshares	1,683	59
CommonWealth †	13,100	207
Community Trust Bancorp	10,100	331
Coresite Realty †	8,795	243
Cousins Properties, Cl A †	14,402	120
Credit Acceptance, Cl A	230	23
CubeSmart †	3,500	51
CVB Financial	14,812	154
CYS Investments †	4,400	52
DCT Industrial Trust †	9,100	59
DDR †	4,325	68
DFC Global	2,400	44
Digital Realty Trust, Cl A † (A)	7,378	501
Dime Community Bancshares	12,200	169
Douglas Emmett †	1,400	33
Duke Realty †	6,624	92
E*Trade Financial	19,401	174
Eagle Bancorp *	31,632	632
East West Bancorp	36,289	780
EastGroup Properties †	9,065	488
Education Realty Trust, Cl A †	64,170	683
Employers Holdings	23,113	476
Endurance Specialty Holdings	12,548	498
Enstar Group	400	45

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Equity Lifestyle Properties †	900	$61
Equity One, Cl A	15,411	324
Erie Indemnity, Cl A	2,000	138
Essex Property Trust †	690	101
Evercore Partners, Cl A	700	21
Everest Re Group	6,060	666
Excel Trust †	2,400	30
Extra Space Storage †	2,600	95
FBL Financial Group, Cl A	2,500	86
Federal Agricultural Mortgage, Cl C	381	12
Federal Realty Investment Trust †	2,375	247
Federated Investors, Cl B (A)	11,675	236
FelCor Lodging Trust †	6,100	28
Fidelity National Financial, Cl A	3,700	87
Fifth Street Finance	11,008	114
Fifth Third Bancorp	33,316	506
First American Financial	3,200	77
First BanCorp	1,660	8
First Cash Financial Services	1,400	69
First Commonwealth Financial	2,982	20
First Financial Bancorp	3,100	45
First Financial Bankshares, Cl A	900	35
First Horizon National	83,525	828
First Industrial Realty Trust * †	4,500	63
First Midwest Bancorp	34,972	438
First Niagara Financial Group	8,420	67
First Potomac Realty Trust †	3,400	42
First Republic Bank	2,614	86
FirstMerit, Cl A	19,932	283
Flushing Financial	1,600	25
FNB (Pennsylvania)	11,200	119
FNB United	2,954	34
Forest City Enterprises, Cl A *	25,750	416
Fox Chase Bancorp, Cl A	613	10
Franklin Street Properties †	5,100	63
Fulton Financial	4,400	42
GAMCO Investors, Cl A	400	21
Genworth Financial, Cl A *	34,082	256
Getty Realty †	3,100	56
GFI Group	37,700	122
Gladstone Capital	1,198	10
Gladstone Commercial †	1,220	22
Glimcher Realty Trust	5,600	62
Government Properties Income Trust, Cl A †	2,000	48
Gramercy Capital * †	6,858	20
Green Dot, Cl A * (A)	1,108	14
Greenlight Capital Re	1,000	23
GSV Capital	1,797	15
Hampton Roads Bankshares *	6,129	7
Hancock Holding, Cl A	14,855	472
Hanover Insurance Group, Cl A	20,870	808
Hatteras Financial †	1,900	47
HCC Insurance Holdings	1,700	63
Healthcare Realty Trust †	3,400	82
Hercules Technology Growth Capital, Cl A	7,084	79
Hersha Hospitality Trust, Cl A †	4,600	23
Highwoods Properties †	9,350	313

Description	Shares	Market Value ($ Thousands)

Home Loan Servicing Solutions	1,783	$34
Home Properties †	400	25
Horace Mann Educators, Cl A	21,962	438
Hospitality Properties Trust †	21,600	506
Host Hotels & Resorts †	23,676	371
Hudson City Bancorp, Cl A	15,642	127
Hudson Pacific Properties †	1,170	25
Huntington Bancshares	108,198	691
IBERIABANK	15,529	763
Independent Bank	800	23
Infinity Property & Casualty	6,451	376
Inland Real Estate †	8,500	71
Invesco Mortgage Capital	2,400	47
Investors Real Estate Trust †	1,800	16
Janus Capital Group	1,700	15
Jefferies Group	3,238	60
Jones Lang LaSalle	470	39
KBW	700	11
Kemper, Cl A	2,400	71
Kilroy Realty †	1,275	60
Knight Capital Group, Cl A	33,593	118
LaSalle Hotel Properties †	12,690	322
Legg Mason	2,550	66
Lexington Realty Trust †	72,556	758
Liberty Property Trust †	13,927	498
LTC Properties †	2,500	88
Mack-Cali Realty †	1,500	39
Main Street Capital	423	13
MainSource Financial Group	1,220	15
Manning & Napier, Cl A	843	11
Markel	100	43
MarketAxess Holdings	4,077	144
MB Financial	2,400	47
MBIA (A)	5,600	44
MCG Capital	7,700	35
Meadowbrook Insurance Group	27,900	161
Medical Properties Trust †	5,500	66
Mercury General	500	20
MetroCorp Bancshares *	925	10
MFA Financial †	89,272	724
Mid-America Apartment Communities †	11,838	766
Montpelier Re Holdings	18,100	414
Moody’s	11,863	597
MSCI, Cl A *	2,800	87
NASDAQ OMX Group, Cl A	797	20
National Financial Partners *	23,255	399
National Health Investors †	800	45
National Penn Bancshares	19,478	182
National Retail Properties †	10,330	322
National Western Life Insurance, Cl A	200	32
Navigators Group	800	41
NBT Bancorp	800	16
Nelnet, Cl A	932	28
Netspend Holdings	17,560	208
Northfield Bancorp	800	12
Northwest Bancshares	4,100	50
Ocwen Financial *	11,930	413
Old National Bancorp, Cl A	32,391	385

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Old Republic International	4,000	$43
Omega Healthcare Investors	5,100	122
OmniAmerican Bancorp, Cl A *	888	21
One Liberty Properties †	140	3
Oppenheimer Holdings, Cl A	660	11
Oriental Financial Group	13,000	174
Oritani Financial	4,100	63
PacWest Bancorp (A)	33,830	838
Park National	300	19
Parkway Properties †	16,600	232
PartnerRe	7,509	604
Pebblebrook Hotel Trust †	40,316	931
PennantPark Investment	4,200	46
Pennsylvania	27,100	478
PennyMac Mortgage Investment Trust †	976	25
People’s United Financial	9,000	109
PHH *	1,000	23
Platinum Underwriters Holdings	9,700	446
Popular	13,850	288
Portfolio Recovery Associates	400	43
Post Properties †	1,200	60
Potlatch †	14,080	552
Principal Financial Group, Cl A	7,000	200
PrivateBancorp, Cl A	8,400	129
ProAssurance	19,538	824
Prospect Capital	5,940	65
Prosperity Bancshares	11,055	464
Protective Life	1,100	31
Provident Financial Services	12,108	181
PS Business Parks †	3,980	259
RAIT Financial Trust †	13,999	79
Ramco-Gershenson Properties †	2,300	31
Raymond James Financial	1,947	75
Rayonier †	2,835	147
Realogy Holdings *	856	36
Realty Income †	2,140	86
Redwood Trust †	1,200	20
Regency Centers †	700	33
Regional Management *	1,170	19
Regions Financial	49,700	354
Reinsurance Group of America, Cl A	13,234	708
RenaissanceRe Holdings	1,520	124
Resource Capital †	2,600	15
RLI	800	52
S&T Bancorp	5,000	90
Sabra Health Care †	2,365	51
Safeguard Scientifics *	33,572	495
Senior Housing Properties Trust †	3,100	73
Signature Bank NY, Cl B	9,824	701
Solar Capital	8,266	198
Southwest Bancorp *	1,279	14
Sovran Self Storage †	1,800	112
StanCorp Financial Group	11,800	433
Starwood Property Trust †	2,300	53
State Bank Financial	1,268	20
Stellus Capital Investment	700	11
Sterling Financial	9,178	192
Stifel Financial *	15,630	500

Description	Shares	Market Value ($ Thousands)

Strategic Hotels & Resorts * †	8,200	$52
Summit Hotel Properties †	1,225	12
Sun Communities †	1,400	56
Sunstone Hotel Investors †	34,500	369
SunTrust Banks	15,169	430
Susquehanna Bancshares	70,642	740
SVB Financial Group, Cl B	600	34
SWS Group *	31,255	165
Synovus Financial	67,292	165
Tanger Factory Outlet Centers †	2,000	68
Taubman Centers †	1,576	124
TCF Financial	43,404	527
Terreno Realty †	654	10
Texas Capital Bancshares *	2,000	90
Tower Group	2,965	53
Trustmark	900	20
Two Harbors Investment †	4,900	54
UMH Properties †	990	10
Umpqua Holdings	1,200	14
United Bankshares	4,300	105
United Fire Group	4,000	87
Unum Group	41,349	861
Validus Holdings	11,942	413
Valley National Bancorp	6,730	63
ViewPoint Financial Group	3,900	82
Waddell & Reed Financial, Cl A	10,830	377
Walter Investment Management	1,164	50
Washington Federal	1,500	25
Washington Real Estate Investment Trust †	2,400	63
Webster Financial	30,100	619
Weingarten Realty Investors †	1,600	43
WesBanco	12,800	284
West Coast Bancorp	11,985	266
Westamerica Bancorporation	900	38
Western Alliance Bancorp	66,803	703
Western Asset Mortgage Capital †	944	19
White Mountains Insurance Group	100	51
Willis Group Holdings	11,388	382
Wilshire Bancorp	1,754	10
Wintrust Financial	600	22
WisdomTree Investments	25,800	158
World Acceptance	800	60
WSFS Financial	400	17
Zillow, Cl A (A)	2,217	61
Zions Bancorporation	41,636	891

		60,348

Health Care — 10.5%
Abaxis	1,600	59
Acadia Healthcare, Cl A *	17,646	412
Accuray *	4,734	31
Achillion Pharmaceuticals	18,630	149
Affymax *	2,452	47
Affymetrix, Cl A	4,300	14
Air Methods	13,130	484
Akorn *	31,167	416
Alere *	2,690	50
Algeta	7,104	198
Align Technology	9,240	256

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Alkermes	4,000	$74
Allscripts Healthcare Solutions *	2,740	26
Amedisys	4,911	55
AmerisourceBergen	6,623	286
Amsurg	11,256	338
Antares Pharma * (A)	5,209	20
Arena Pharmaceuticals * (A)	35,365	319
Ariad Pharmaceuticals *	13,672	262
Array BioPharma *	5,436	20
ArthroCare	2,478	86
Athenhealth INC	1,600	117
Auxilium Pharmaceuticals	9,450	175
AVEO Pharmaceuticals, Cl A *	20,238	163
BioMarin Pharmaceuticals	2,726	134
Bio-Reference Labs	1,000	29
Brookdale Senior Living, Cl A *	1,700	43
Capital Senior Living *	200	4
CareFusion *	15,590	446
Catamaran	23,142	1,090
Centene *	1,600	66
Cepheid	6,580	222
Cerus *	5,403	17
Charles River Laboratories International *	700	26
Chemed	800	55
Community Health Systems	2,037	63
Computer Programs & Systems	800	40
Conceptus	1,008	21
Conmed	15,525	434
Cooper, Cl A	8,069	746
Covance *	11,480	663
Coventry Health Care	4,000	179
Cubist Pharmaceuticals	20,465	861
Cyberonics *	13,588	714
Dendreon (A)	2,784	15
DexCom	3,400	46
Dynavax Technologies	4,691	13
Emergent Biosolutions	1,200	19
Emeritus	1,400	35
Endo Pharmaceuticals Holdings *	18,942	498
Endocyte * (A)	4,773	43
Endologix	1,338	19
Enzon Pharmaceuticals	2,600	11
Exelixis (A)	41,110	188
Gentiva Health Services	700	7
Geron	8,900	13
Greatbatch	28,185	655
Greenway Medical Technologies	1,121	17
Haemonetics *	1,600	65
Halozyme Therapeutics	2,500	17
Hanger Orthopedic Group *	17,420	477
Health Management Associates, Cl A	5,100	48
Health Net, Cl A	1,800	44
HealthSouth	44,977	949
Healthways	3,400	36
HeartWare International *	10,048	844
Hill-Rom Holdings	1,400	40
HMS Holdings *	2,100	54
Hologic	9,219	185

Description	Shares	Market Value ($ Thousands)

Humana	5,500	$377
ICON ADR	10,950	304
Idexx Laboratories	1,226	114
Immunogen	21,420	273
Impax Laboratories *	12,920	265
Incyte	15,380	255
Infinity Pharmaceuticals	2,525	88
Insulet	17,400	369
InterMune	1,670	16
IPC The Hospitalist	9,686	385
Ironwood Pharmaceuticals, Cl A *	22,150	246
Isis Pharmaceuticals	3,300	35
Jazz Pharmaceuticals	15,467	823
Kindred Healthcare *	3,321	36
LHC Group	500	11
LifePoint Hospitals	6,700	253
Magellan Health Services *	7,700	377
MannKind (A)	9,300	21
MAP Pharmaceuticals (A)	12,320	193
Masimo	1,600	34
MedAssets *	25,501	428
Medicines *	13,940	334
Medivation *	1,438	74
MEDNAX	28,343	2,254
Meridian Bioscience	2,500	51
Merit Medical Systems *	3,125	43
Mettler Toledo International	592	114
MWI Veterinary Supply *	3,170	349
Myriad Genetics *	2,200	60
Navidea Biopharmaceuticals (A)	5,425	15
Nektar Therapeutics (A)	9,000	67
Neogen, Cl B	900	41
NPS Pharmaceuticals	48,142	438
NuVasive *	1,300	20
Obagi Medical Products *	1,600	22
Omnicare	3,200	115
Omnicell	1,300	19
OncoGenex Pharmaceutical	1,019	13
Oncothyreon	4,126	8
Onyx Pharmaceuticals *	11,830	894
Optimer Pharmaceuticals (A)	15,160	137
Orthofix International	4,400	173
Owens & Minor	950	27
Pacific Biosciences of California	13,970	24
Parexel International	4,300	127
Patterson	8,730	299
PDL BioPharma (A)	31,100	219
PerkinElmer	13,249	421
Pharmacyclics *	3,162	183
PharMerica	19,200	273
PSS World Medical *	1,400	40
Puma Biotechnology *	4,820	90
QIAGEN	8,077	147
Quest Diagnostics	6,379	372
Questcor Pharmaceuticals (A)	2,500	67
ResMed	16,508	686
Rigel Pharmaceuticals *	20,240	132
Salix Pharmaceuticals	24,256	982
Sarepta Therapeutics *	6,543	169
Sciclone Pharmaceuticals *	41,200	178

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Seattle Genetics * (A)	18,378	$426
Select Medical Holdings	32,200	304
Sequenom * (A)	9,761	46
Sirona Dental Systems, Cl A	8,275	533
Spectrum Pharmaceuticals (A)	1,441	16
STERIS, Cl A	1,400	49
Symmetry Medical *	1,500	16
Synageva BioPharma, Cl A	3,576	166
Team Health Holdings	36,608	1,053
Techne, Cl A	900	61
Tenet Healthcare *	17,425	566
TESARO (A)	10,420	177
Theravance, Cl A	1,400	31
Thoratec *	20,304	762
Tornier BV	721	12
United Therapeutics	10,414	556
Universal Health Services, Cl B	10,740	519
US Physical Therapy	900	25
ViroPharma	2,500	57
Vivus	1,662	22
Vocera Communications	13,579	341
Volcano	17,122	404
WellCare Health Plans	13,530	659
West Pharmaceutical Services	1,100	60
Wright Medical Group	970	20
XOMA	6,744	16

		35,725

Industrials — 16.2%
3D Systems *	872	46
AAON	2,250	47
AAR	1,100	20
ABM Industries	2,100	42
Acacia Research	1,500	39
ACCO Brands *	1,991	15
Accuride	3,007	10
Actuant, Cl A	36,259	1,012
Acuity Brands	5,450	369
Advisory Board	14,959	700
Aecom Technology *	1,800	43
Aerovironment	1,600	35
AGCO	14,597	717
Air Lease, Cl A	1,979	43
Aircastle	31,832	399
Alaska Air Group *	1,600	69
Albany International, Cl A	11,100	252
Alliant Techsystems	715	44
American Superconductor (A)	5,422	14
Ametek	2,390	90
Ampco-Pittsburgh	8,000	160
AO Smith	12,112	764
Applied Industrial Technologies, Cl A	6,490	273
Arkansas Best	900	9
Atlas Air Worldwide Holdings *	800	35
Avery Dennison	1,034	36
Avis Budget Group *	1,480	29
Barnes Group	1,100	25
BE Aerospace	18,060	892
Beacon Roofing Supply	7,237	241
Belden	20,516	923

Description	Shares	Market Value ($ Thousands)

Blount International	5,419	$86
Brady, Cl A	8,933	298
Brink’s	3,100	88
Calgon Carbon	5,791	82
Carlisle	9,670	568
Cascade	5,100	328
Chart Industries *	8,293	553
Chicago Bridge & Iron	2,180	101
Cintas	11,967	489
Clarcor	1,200	57
Clean Harbors *	1,200	66
Colfax *	13,313	537
Con-way	600	17
Copa Holdings, Cl A	2,094	208
Copart	2,400	71
Corporate Executive Board	1,100	52
Corrections Corp of America	1,800	64
Covanta Holding	3,100	57
Crane, Cl A	600	28
Cubic	7,929	380
Curtiss-Wright	10,300	338
Deluxe	11,400	368
DigitalGlobe *	30,960	757
Donaldson, Cl A	3,704	122
Dover	5,980	393
Dun & Bradstreet	388	31
DXP Enterprises	4,960	243
Dycom Industries	28,585	566
Dynamic Materials	986	14
EMCOR Group	19,007	658
EnergySolutions	3,600	11
EnerNOC *	1,300	15
Engility Holdings	1,216	23
EnPro Industries	6,229	255
Equifax	2,212	120
ESCO Technologies	17,911	670
Esterline Technologies	800	51
Federal Signal	3,905	30
Flowserve	2,507	368
Fluor	7,052	414
Fortune Brands Home & Security	1,171	34
Forward Air	4,163	146
Franklin Electric	3,771	234
FTI Consulting	13,142	434
G&K Services	22,384	764
Gardner Denver	926	63
GATX	700	30
GenCorp	3,047	28
Generac Holdings	4,034	138
General Cable	8,262	251
Genesee & Wyoming, Cl A	10,853	826
Geo Group	2,100	59
GeoEye *	700	22
Gorman-Rupp	1,562	46
Graco	600	31
GrafTech International	2,200	21
Graham, Cl A	528	10
Granite Construction	5,570	187
Great Lakes Dredge & Dock	3,253	29
Harsco	3,200	75

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Heartland Express	2,631	$34
HEICO	1,761	79
Heidrick & Struggles International	411	6
Herman Miller	1,500	32
Hertz Global Holdings *	6,965	113
Hexcel, Cl A	26,030	702
Higher One Holdings * (A)	3,956	42
HNI	3,926	118
Hub Group, Cl A *	10,882	366
Hubbell, Cl B	1,284	109
Hyster-Yale Materials Handling	1,266	62
IDEX	24,956	1,161
II-VI	2,000	37
Insteel Industries	905	11
Interface, Cl A	75,835	1,219
ITT	7,100	166
John Bean Technologies, Cl A	14,277	254
Kadant *	26,330	698
Kaman, Cl A	2,096	77
Kansas City Southern	9,255	773
KAR Auction Services	9,664	196
Kaydon	8,037	192
KBR	4,000	120
Kelly Services, Cl A	1,200	19
Kennametal	26,469	1,059
Keyw Holding, Cl A * (A)	34,251	435
Kirby *	10,430	645
Knoll, Cl B	1,200	18
L-3 Communications Holdings	7,300	559
Landstar System	9,650	506
Layne Christensen	1,000	24
Lennox International	2,400	126
Lincoln Electric Holdings	11,776	573
Lydall	1,100	16
Manitowoc	2,585	40
Manpower	1,493	63
Marten Transport	1,400	26
MasTec	5,300	132
Mcgrath Rentcorp	1,900	55
Meritor *	1,500	7
Middleby *	6,770	868
Miller Industries	8,900	136
Moog, Cl A *	26,921	1,105
MSC Industrial Direct, Cl A	10,154	765
Mueller Industries	500	25
Mueller Water Products, Cl A	6,176	35
NACCO Industries, Cl A	400	24
Navistar International *	8,343	182
Nordson	12,098	764
Northwest Pipe *	14,035	335
Old Dominion Freight Line, Cl A	31,399	1,076
On Assignment	18,990	385
Orbital Sciences *	9,117	125
Orion Marine Group	18,470	135
Oshkosh Truck	8,700	258
Owens Corning	18,350	679
Parker Hannifin, Cl A	4,454	379
Pentair	4,913	242
Pitney Bowes (A)	1,641	17

Description	Shares	Market Value ($ Thousands)

PMFG	1,291	$12
Polypore International * (A)	15,752	733
Quanex Building Products	17,605	359
Quanta Services *	3,656	100
RBC Bearings	11,341	568
Regal-Beloit	600	42
Resources Connection	2,600	31
Robert Half International	2,370	75
Roper Industries	3,005	335
RR Donnelley & Sons (A)	16,712	150
Ryder System	8,900	444
Saia	1,900	44
Shaw Group *	630	29
Simpson Manufacturing	8,980	295
Skywest	11,800	147
Spirit Aerosystems Holdings, Cl A *	1,068	18
Spirit Airlines	38,930	690
SPX	600	42
Stanley Black & Decker	6,335	469
Steelcase, Cl A	25,800	329
Stratasys	377	30
Swisher Hygiene, Cl Common Subscription Recei	28,467	50
Sykes Enterprises	5,109	78
TAL International Group	12,890	469
Teledyne Technologies	11,228	731
Teleflex	10,943	780
Terex	8,719	245
Tetra Tech *	32,181	851
Textron	7,400	184
Thermon Group Holdings *	13,660	308
Timken	6,716	321
Toro	1,400	60
Towers Watson, Cl A	13,642	767
TransDigm Group	1,533	209
TRC	1,458	9
Trex	3,741	139
Trimas	8,013	224
Triumph Group	5,510	360
TrueBlue	21,575	340
Tutor Perini	3,700	51
Unifirst	644	47
United Rentals	32,766	1,491
United Stationers	1,000	31
Universal Forest Products	1,908	73
URS	8,200	322
US Airways Group	3,969	54
USG (A)	1,100	31
UTI Worldwide	2,500	33
Valmont Industries	4,115	562
Vicor	2,300	13
Wabash National	2,806	25
Wabtec	1,800	157
WageWorks	18,830	335
Waste Connections	1,800	61
Watsco	600	45
Watts Water Technologies, Cl A	7,692	331
Werner Enterprises	1,900	41
WESCO International	13,536	913

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Woodward	1,400	$53
Xylem	12,467	338
Zipcar (A)	4,449	37

		54,914

Information Technology — 15.9%
ACI Worldwide *	3,453	151
Acme Packet *	12,490	276
Active Network	5,384	27
Adobe Systems	7,588	286
Adtran	23,335	456
Advanced Energy Industries *	13,600	188
Advent Software *	1,000	21
Akamai Technologies *	18,905	773
Alliance Data Systems *	6,517	943
Anixter International	500	32
Ansys	12,065	812
AOL	2,700	80
Applied Micro Circuits *	370	3
Arris Group	7,200	108
Arrow Electronics, Cl A *	1,900	72
Aruba Networks	49,320	1,023
Aspen Technology *	24,873	688
Atmel	12,100	79
ATMI *	800	17
Audience *	895	9
Avnet *	14,283	437
Bazaarvoice * (A)	27,937	261
Benchmark Electronics	23,882	397
Black Box	5,800	141
Blackbaud, Cl A	1,000	23
Bottomline Technologies	2,964	78
Broadridge Financial Solutions	1,700	39
BroadSoft	49,357	1,793
Brocade Communications Systems	12,600	67
CACI International, Cl A	3,824	210
Cadence Design Systems	135,680	1,833
Calix *	2,331	18
Checkpoint Systems *	1,100	12
Ciena *	30,994	487
Cirrus Logic	6,024	175
Cognex	1,400	52
Coherent	12,337	624
CommVault Systems *	1,400	98
Computer Sciences	5,000	200
Comtech Telecommunications	8,556	217
Concur Technologies *	8,119	548
Constant Contact	800	11
Convergys	28,398	466
CoreLogic	1,800	48
Cornerstone OnDemand	2,249	67
CoStar Group	13,792	1,232
Cray	1,586	25
Cree (A)	1,902	65
CSG Systems International *	16,700	304
CTS	14,100	150
Cymer	600	54
Cypress Semiconductor	3,500	38
Dealertrack Technologies	45,807	1,316
Demand Media	6,260	58

Description	Shares	Market Value ($ Thousands)

Demandware (A)	14,530	$397
Diebold	25,178	771
Digital River *	16,620	239
Diodes	1,800	31
DST Systems	600	36
EarthLink	74,725	483
Echo Global Logistics	1,761	32
EchoStar, Cl A *	2,900	99
Electronics for Imaging	1,300	25
Emulex	32,640	238
Entegris *	6,300	58
Envivio	2,447	4
EPR Properties, Cl A	1,000	46
Euronet Worldwide *	1,400	33
ExactTarget	15,452	309
F5 Networks, Cl A *	7,225	702
Fabrinet	2,600	34
Factset Research Systems	800	70
Fair Isaac	10,410	438
Fairchild Semiconductor International	33,121	477
FARO Technologies *	1,300	46
FEI	1,500	83
Fidelity National Information Services, Cl B	12,163	423
First Solar *	681	21
FleetCor Technologies	923	50
FleetMatics Group	11,840	298
Flir Systems	2,400	54
FormFactor	1,169	5
Forrester Research	1,400	38
Fortinet	32,196	678
Fusion-io (A)	1,021	23
Gartner	2,600	120
Genpact	26,384	409
Global Cash Access Holdings	2,457	19
Global Payments	2,534	115
Guidewire Software, Cl Z	17,600	523
Harris	11,700	573
Heartland Payment Systems	3,000	89
Hittite Microwave, Cl A *	500	31
IAC	18,450	873
Immersion *	2,588	18
Imperva *	16,060	506
Informatica	2,900	88
Ingram Micro, Cl A	1,200	20
Integrated Device Technology *	87,430	638
InterDigital	1,000	41
Intermec	2,846	28
International Rectifier *	1,600	28
Intersil, Cl A	4,300	36
IntraLinks Holdings, Cl A	1,130	7
IPG Photonics	11,976	798
Ixia	38,760	658
j2 Global (A)	13,775	421
Jabil Circuit	4,400	85
JDS Uniphase	33,355	452
Juniper Networks	18,575	365
Kla-Tencor	5,000	239
KVH Industries *	779	11

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Lattice Semiconductor *	69,050	$276
Lexmark International, Cl A (A)	6,100	141
Limelight Networks *	1,566	4
Littelfuse	6,484	400
LivePerson	24,668	324
Loral Space & Communications	800	44
LSI Logic	14,595	103
Manhattan Associates	4,027	243
Mantech International, Cl A	900	23
MAXIMUS	1,200	76
Measurement Specialties	2,900	100
Mellanox Technologies (A)	1,815	108
Mentor Graphics *	2,400	41
Methode Electronics	2,700	27
Micrel	7,000	66
Microchip Technology	10,672	348
Micros Systems	19,627	833
Microsemi	1,300	27
MIPS Technologies	2,734	21
Molex (A)	13,482	368
MoneyGram International	2,123	28
Monolithic Power Systems	16,295	363
Monster Worldwide *	1,600	9
MTS Systems, Cl A	2,000	102
NCR	3,736	95
NETGEAR	12,450	491
Netscout Systems *	24,608	640
NetSuite *	1,400	94
NeuStar, Cl A	1,000	42
NIC	4,100	67
Nuance Communications	6,819	152
NXP Semiconductor	28,135	742
OCZ Technology Group * (A)	3,329	6
OmniVision Technologies	1,400	20
ON Semiconductor *	67,920	479
OSI Systems	1,300	83
Palo Alto Networks	2,400	128
Parametric Technology	51,742	1,165
Pericom Semiconductor, Cl A	1,212	10
Photronics *	29,800	178
Plantronics	1,100	40
Plexus *	1,500	39
PMC - Sierra *	8,500	44
Polycom *	8,000	84
Power Integrations	2,663	90
Pulse Electronics, Cl A *	19,700	6
QLIK Technologies	464	10
QLogic	150	2
Quality Systems	1,000	17
Quantum *	8,799	11
Rambus	1,900	9
RealD (A)	2,286	26
RealNetworks	2,800	21
Responsys	1,557	9
RF Micro Devices, Cl A	73,230	328
Riverbed Technology	14,583	288
Rofin-Sinar Technologies *	1,100	24
Rogers *	4,200	209
Rovi	2,724	42
Rubicon Technology *	404	2

Description	Shares	Market Value ($ Thousands)

SAIC	29,811	$337
Sapient *	23,280	246
Scansource *	4,632	147
Seagate Technology	19,200	585
Semtech	18,770	543
ServiceNow * (A)	15,220	457
Silicon Graphics International * (A)	2,400	25
Silicon Laboratories	8,415	352
Skyworks Solutions	4,937	100
SolarWinds	17,932	941
Solera Holdings	14,850	794
Sonus Networks	21,550	37
Splunk	9,530	277
STEC *	3,349	17
SunPower, Cl A	329	2
Symantec, Cl A	23,175	436
Synaptics	3,844	115
Synopsys	24,656	785
Syntel	5,600	300
Take - Two Interactive Software, Cl A *	2,400	26
Tech Data	10,000	455
TeleTech Holdings	5,391	96
Tellabs, Cl A	22,081	50
Teradyne	26,215	443
Tessera Technologies	4,036	66
TIBCO Software, Cl E	9,924	218
TiVo *	2,000	25
TNS *	6,131	127
Total System Services	2,800	60
Trimble Navigation	2,802	168
TriQuint Semiconductor	4,100	20
Tyler Technologies	1,277	62
Ultimate Software Group	2,730	258
Ultra Clean Holdings	37,139	182
Ultratech	16,830	628
Unisys (B)	670	12
United Online	29,700	166
Universal Display	900	23
Valueclick	3,600	70
Veeco Instruments (A)	17,678	522
VeriFone Holdings	2,577	77
Viasat	1,100	43
VirnetX Holding	645	19
Virtusa	1,600	26
Vishay Intertechnology	81,399	865
Vishay Precision Group	192	3
VistaPrint	900	30
Volterra Semiconductor	2,100	36
Web.com Group	32,318	478
WebMD Health, Cl A	1,121	16
Websense	2,994	45
Western Digital	13,200	561
WEX	7,550	569
Xyratex	9,160	77
Yelp, Cl A	863	16
Zebra Technologies, Cl A	8,021	315

		54,137

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Materials — 6.3%
Air Products & Chemicals	4,250	$357
AK Steel Holding (A)	5,745	26
Albemarle	4,500	280
Allegheny Technologies	26,171	795
Allied Nevada Gold	12,652	381
Alpha Natural Resources *	6,341	62
AMCOL International	1,500	46
Aptargroup	1,800	86
Ashland	5,145	414
Balchem	1,400	51
Ball	4,789	214
Bemis	1,700	57
Boise	36,400	289
Buckeye Technologies	1,900	54
Cabot	900	36
Carpenter Technology	1,300	67
Century Aluminum	5,100	45
Chemtura *	468	10
Clearwater Paper	800	31
Coeur d’Alene Mines	3,300	81
Compass Minerals International, Cl A	8,210	613
Crown Holdings	4,800	177
Cytec Industries	3,986	274
Domtar	4,200	351
Eagle Materials	700	41
Eastman Chemical	6,148	418
Ecolab	1	—
Ferro	2,300	10
Flotek Industries *	1,999	24
Georgia Gulf	3,300	136
Glatfelter	1,700	30
Globe Specialty Metals	5,200	72
Greif, Cl A	15,754	701
H.B. Fuller	6,410	223
Handy & Harman	715	11
Headwaters, Cl A *	45,100	386
Hecla Mining	8,100	47
Horsehead Holding	2,100	22
Huntsman	38,304	609
Innophos Holdings	4,930	229
International Flavors & Fragrances	1,082	72
Intrepid Potash	31,478	670
Jaguar Mining *	6,405	4
Kaiser Aluminum	2,571	159
KapStone Paper and Packaging	29,140	647
Koppers Holdings	480	18
Kronos Worldwide (A)	11,700	228
Louisiana-Pacific	33,024	638
Martin Marietta Materials, Cl A	700	66
Materion	595	15
McEwen Mining	4,734	18
Methanex	19,540	623
Minerals Technologies	13,568	542
Molycorp * (A)	3,320	31
NewMarket	1,292	339
Noranda Aluminum Holding	6,400	39
Nucor	8,437	364

Description	Shares	Market Value ($ Thousands)

Olin	2,200	$48
OM Group *	15,700	349
Owens-Illinois	34,428	732
Packaging Corp of America	25,795	992
Paramount Gold and Silver *	5,731	13
PolyOne	67,980	1,388
Reliance Steel & Aluminum	1,200	75
Resolute Forest Products *	925	12
Rock Tenn, Cl A	1,226	86
Rockwood Holdings	7,295	361
Royal Gold, Cl A	1,700	138
RPM International	3,100	91
RTI International Metals	28,397	783
Schnitzer Steel Industries, Cl A	400	12
Schulman A	11,275	326
Schweitzer-Mauduit International	12,732	497
Scotts Miracle-Gro, Cl A	14,860	655
Sealed Air	1,838	32
Sensient Technologies	18,387	654
Silgan Holdings	19,705	820
Sonoco Products	1,400	42
Steel Dynamics	30,347	417
Stillwater Mining	2,600	33
STR Holdings * (A)	1,765	4
Tahoe Resources	3,516	64
Texas Industries * (A)	600	31
UFP Technologies	13,800	247
United States Steel (A)	2,814	67
Valspar	1,860	116
Walter Energy	1,614	58
WR Grace *	1,400	94

		21,466

Telecommunication Services — 0.7%
Cincinnati Bell, Cl A *	7,194	39
Clearwire, Cl A	4,808	14
Cogent Communications Group	1,395	32
Consolidated Communications Holdings (A)	1,600	25
Frontier Communications (A)	12,049	52
Iridium Communications	19,900	134
Leap Wireless International	3,400	23
Level 3 Communications	4,006	93
Lumos Networks	1,400	14
MetroPCS Communications	7,578	75
Neutral Tandem	20,900	54
NII Holdings *	3,376	24
NTELOS Holdings	1,400	18
SBA Communications, Cl A	3,897	277
tw telecom, Cl A *	41,598	1,059
USA Mobility	15,500	181
Vonage Holdings	87,900	208

		2,322

Utilities — 3.5%
AGL Resources	15,373	615
ALLETE	11,990	491
Alliant Energy	1,300	57
American States Water	1,700	82
American Water Works	3,741	139
Aqua America	269	7

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Atlantic Power	2,310	$27
Atmos Energy	2,500	88
Avista	15,500	374
Black Hills, Cl A	700	25
California Water Service Group, Cl A	2,800	51
CH Energy Group	1,000	65
Chesapeake Utilities	7,156	325
Cleco	22,496	900
CMS Energy	18,100	441
Edison International	6,342	286
El Paso Electric, Cl A	4,700	150
Empire District Electric	4,400	90
Great Plains Energy	55,011	1,117
Hawaiian Electric Industries	4,800	121
Idacorp, Cl A	8,140	353
Integrys Energy Group	1,000	52
ITC Holdings	1,000	77
Laclede Group	2,600	100
MDU Resources Group	5,300	113
MGE Energy	1,600	81
National Fuel Gas	372	19
New Jersey Resources	750	30
Northwest Natural Gas	1,400	62
NorthWestern	2,600	90
NRG Energy	6,974	160
NV Energy	3,400	62
OGE Energy	900	51
Otter Tail	1,800	45
Pepco Holdings	2,200	43
Piedmont Natural Gas	1,800	56
Pinnacle West Capital	1,100	56
PNM Resources	20,255	415
Portland General Electric	48,049	1,315
SCANA	8,982	410
South Jersey Industries, Cl A	88	4
Southwest Gas	11,525	489
TECO Energy	23,080	387
UGI	20,300	664
UIL Holdings	2,400	86
UNS Energy	1,300	55
Vectren	2,100	62
Westar Energy	6,219	178
WGL Holdings	12,945	507
Xcel Energy	12,195	326

		11,799

Total Common Stock (Cost $285,216) ($ Thousands)		324,997

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Index Fund (A)	7,963	671

Total Exchange Traded Fund (Cost $597) ($ Thousands)		671

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 * (C)	6,042	$—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 4.4%
SEI Liquidity Fund, L.P.
0.130%**††(B)	15,095,426	15,095

Total Affiliated Partnership (Cost $15,095) ($ Thousands)		15,095

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.060%**††	13,952,838	13,953

Total Cash Equivalent (Cost $13,953) ($ Thousands)		13,953

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.085%, 01/31/2013	$538	538

Total U.S. Treasury Obligations (Cost $538) ($ Thousands)		538

Total Investments — 104.5% (Cost $315,399) ($ Thousands) ‡		$355,254

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	50	Mar-2013	$91
S&P Mid 400 Index E-MINI	42	Mar-2013	32

			$123

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $339,969 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $15,031 ($ Thousands)

(B)	This security was purchased with cash collateral received from securities lending. The total value of such securities as of December 31, 2012 was $15,095 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Small/Mid Cap Fund

December 31, 2012

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

Ser — Series

S&P — Standard & Poor’s

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $315,399 ($ Thousands), and the unrealized appreciation and depreciation were $55,829 ($ Thousands) and ($15,974) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$324,997	$—	$—	$324,997
Exchange Traded Fund	671	—	—	671
Affiliated Partnership	15,095	—	—	15,095
Cash Equivalent	13,953	—	—	13,953
U.S. Treasury Obligation	—	538	—	538

Total Investments in Securities	$354,716	$538	$—	$355,254

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$123	$—	$—	$123

Total Other Financial Instruments	$123	$—	$—	$123

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%

Consumer Discretionary — 14.9%
Allison Transmission Holdings (A)	9,501	$194
Apollo Group, Cl A	400	8
Bed Bath & Beyond	4,800	268
Belo, Cl A	7,800	60
Best Buy (A)	9,200	109
Cabela’s	6,965	291
Carmike Cinemas *	1,300	19
Carter’s *	2,400	134
CBS, Cl B	2,500	95
Cinemark Holdings	1,900	49
Coach	1,710	95
Darden Restaurants	6,343	286
Delphi Automotive	5,700	218
Dillard’s, Cl A	1,800	151
Discovery Communications, Cl A	4,200	267
Dollar General	3,400	150
Dollar Tree	3,580	145
Expedia	4,000	246
Foot Locker, Cl A	5,000	161
Gap	11,200	348
Global Sources	2,100	14
GNC Holdings, Cl A	6,100	203
H&R Block	2,100	39
Harley-Davidson, Cl A	18,068	882
Harte-Hanks	3,700	22
Hasbro (A)	11,119	399
Interpublic Group	23,712	261
Jarden	1,400	72
Lear	2,800	131
Liberty Media - Capital, Cl A	100	12
Macy’s	5,300	207
Madison Square Garden, Cl A	6,000	266
Marriott International, Cl A	15,650	583
McGraw-Hill	2,100	115
Michael Kors Holdings	7,700	393
Mohawk Industries	200	18
Newell Rubbermaid, Cl B	21,797	486
O’Reilly Automotive	4,300	384
Panera Bread, Cl A	2,270	360
Penn National Gaming	6,853	337
PetSmart	8,200	560
Polaris Industries	1,800	152
PulteGroup	8,500	154
PVH	300	33
Ross Stores	3,300	179
Royal Caribbean Cruises (A)	16,611	565
Sally Beauty Holdings	7,700	181
Scripps Networks Interactive, Cl A	600	35
Staples	4,100	47
Tempur-Pedic International (A)	1,400	44
Tesla Motors *	6,200	210
Thor Industries	3,600	135
Toll Brothers *	6,000	194
Tupperware Brands	2,400	154
Urban Outfitters	12,000	472
VF (A)	3,020	456
Whirlpool	2,080	212

Description	Shares	Market Value ($ Thousands)

WMS Industries	18,003	$315
World Wrestling Entertainment, Cl A	700	5

		12,581

Consumer Staples — 6.0%
Archer-Daniels-Midland	2,800	77
Bunge	2,500	182
Coca-Cola Enterprises	9,480	301
ConAgra Foods	6,600	195
Constellation Brands, Cl A *	8,141	288
Energizer Holdings	5,217	417
Herbalife (A)	6,500	214
Hormel Foods	900	28
Ingredion	2,700	174
JM Smucker	3,999	345
Kroger	27,240	709
Lorillard	410	48
Mead Johnson Nutrition, Cl A	3,500	230
Medifast	200	5
Molson Coors Brewing, Cl B	9,644	413
Monster Beverage	4,500	238
Omega Protein *	400	2
SYSCO, Cl A (A)	12,302	389
Tyson Foods, Cl A	30,299	588
WhiteWave Foods, Cl A (A)	12,000	187
Whole Foods Market	700	64

		5,094

Energy — 6.4%
Cabot Oil & Gas	3,800	189
Cameron International	5,100	288
Concho Resources (A)	5,980	482
Continental Resources, Cl A	600	44
Ensco, Cl A	600	35
EQT	4,759	281
Hess	2,300	122
HollyFrontier	3,900	182
Laredo Petroleum Holdings * (A)	8,500	154
Marathon Oil	2,200	67
Marathon Petroleum	4,000	252
McDermott International *	18,490	204
Murphy Oil	7,195	428
Nabors Industries	16,477	238
Newfield Exploration	17,545	470
Oceaneering International, Cl A	3,800	204
Pioneer Natural Resources	4,369	466
Range Resources	9,707	610
Southwestern Energy, Cl A	900	30
Tesoro	4,700	207
Tidewater, Cl A	1,200	54
Unit	2,100	95
Valero Energy	7,700	263
Williams	2,300	75

		5,440

Financials — 15.1%
Allstate	13,369	537
American Capital Agency, Cl A †	5,600	162
American Financial Group	1,100	43
Ameriprise Financial	9,322	584

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Annaly Capital Management †	13,100	$184
Axis Capital Holdings	7,100	246
Camden Property Trust †	2,300	157
Central Pacific Financial	200	3
Chatham Lodging Trust †	1,700	26
CNA Financial	1,500	42
Comerica	11,506	349
CommonWealth †	8,450	134
Digital Realty Trust, Cl A † (A)	7,972	541
Discover Financial Services	2,300	89
East West Bancorp	3,100	67
Endurance Specialty Holdings	5,743	228
Fifth Third Bancorp	47,396	720
Forestar Group *	200	3
Franklin Street Properties †	4,200	52
General Growth Properties †	7,800	155
Genworth Financial, Cl A *	13,700	103
Hanmi Financial	400	5
HCP †	2,900	131
Hospitality Properties Trust †	5,600	131
Host Hotels & Resorts †	33,381	523
Huntington Bancshares	23,900	153
Inland Real Estate †	5,800	49
Invesco	4,400	115
Jones Lang LaSalle	1,760	148
Keycorp	21,500	181
Liberty Property Trust †	13,210	472
M&T Bank (A)	3,300	325
Marsh & McLennan	3,300	114
Moody’s	8,500	428
NASDAQ OMX Group, Cl A	4,600	115
Nelnet, Cl A	1,000	30
PartnerRe	5,412	436
Piedmont Office Realty Trust, Cl A †	6,600	119
ProAssurance	2,800	118
ProLogis †	6,277	229
Raymond James Financial (A)	3,600	139
Regions Financial	24,500	174
Reinsurance Group of America, Cl A	8,359	447
Resource Capital † (A)	5,400	30
RLJ Lodging Trust †	1,600	31
Signature Bank NY, Cl B	3,700	264
SLM (A)	11,700	200
SunTrust Banks	17,689	501
T. Rowe Price Group	9,600	625
TCF Financial (A)	23,171	282
Unum Group (A)	30,691	639
Vornado Realty Trust †	2,435	195
Willis Group Holdings	12,304	413
Winthrop Realty Trust †	2,800	31
XL Group, Cl A	2,000	50
Zions Bancorporation (A)	23,041	493

		12,761

Health Care — 10.4%
Aetna, Cl A	400	19
Agilent Technologies	10,300	422
Alexion Pharmaceuticals *	4,070	382
AmerisourceBergen (A)	7,156	309

Description	Shares	Market Value ($ Thousands)

Boston Scientific *	9,300	$53
Brookdale Senior Living, Cl A *	12,600	319
Bruker BioSciences	14,700	225
C.R. Bard	1,700	166
CareFusion *	20,845	596
Charles River Laboratories International *	900	34
Cigna	4,400	235
DaVita HealthCare Partners *	2,100	232
Endo Pharmaceuticals Holdings *	4,800	126
Health Net, Cl A	5,400	131
HealthSouth	6,963	147
Hologic	3,300	66
Humana	6,850	470
Illumina * (A)	3,900	217
Intuitive Surgical	220	108
Life Technologies	3,900	191
MEDNAX (A)	5,373	427
Mettler Toledo International	530	102
Mylan Laboratories *	500	14
Myriad Genetics *	2,900	79
Onyx Pharmaceuticals *	2,900	219
Patterson	8,244	282
PerkinElmer	3,700	117
Perrigo	2,020	210
Quest Diagnostics	6,892	402
Regeneron Pharmaceuticals	1,400	239
Sirona Dental Systems, Cl A	3,900	252
St. Jude Medical	4,600	166
Thermo Fisher Scientific	900	57
Thoratec *	8,800	330
United Therapeutics	3,100	166
Universal Health Services, Cl B	2,600	126
Valeant Pharmaceuticals International	5,600	335
Vertex Pharmaceuticals	4,500	189
Warner Chilcott, Cl A	2,300	27
Watson Pharmaceuticals	6,300	542
Zimmer Holdings	1,100	73

		8,802

Industrials — 13.4%
Acuity Brands	3,400	230
Air Lease, Cl A (A)	7,600	163
Allegiant Travel, Cl A	400	29
Alliant Techsystems	2,400	149
Armstrong World Industries	3,800	193
Babcock & Wilcox	5,200	136
Canadian Pacific Railway	3,200	325
Carlisle	7,800	458
Cintas (A)	10,655	436
Copart	4,500	133
CSX	1,900	37
Delta Air Lines, Cl A	13,900	165
Donaldson, Cl A	2,600	85
Dover	8,160	536
DXP Enterprises	300	15
Equifax	3,400	184
Flowserve	2,709	398
Fluor	14,619	859
Fortune Brands Home & Security	13,900	406

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Generac Holdings	4,100	$141
Hubbell, Cl B	1,050	89
Huntington Ingalls Industries, Cl A	3,100	134
Ingersoll-Rand	1,200	58
JB Hunt Transport Services	7,300	436
KBR	5,100	152
L-3 Communications Holdings	780	60
Lennox International	2,700	142
Matson	1,600	40
MSC Industrial Direct, Cl A	6,600	498
Nielsen Holdings	7,300	223
Nordson	900	57
Norfolk Southern	400	25
Northrop Grumman	200	14
Oshkosh Truck	5,900	175
Pall	7,200	434
Parker Hannifin, Cl A	4,812	409
Rockwell Automation	3,480	292
Rollins	2,200	48
Roper Industries	1,570	175
Spirit Aerosystems Holdings, Cl A *	1,100	19
Stanley Black & Decker	6,845	506
Stericycle, Cl A *	4,000	373
Teleflex	5,797	414
Timken	3,000	143
Towers Watson, Cl A	7,284	409
TransDigm Group	1,800	245
Valmont Industries	570	78
Wabtec	2,600	228
Xylem	13,468	365

		11,319

Information Technology — 15.7%
Activision Blizzard	8,900	94
Adobe Systems	8,198	309
Akamai Technologies *	4,100	168
Alliance Data Systems * (A)	4,170	604
Amphenol, Cl A	5,200	337
Analog Devices	300	13
Arrow Electronics, Cl A *	1,900	72
Aruba Networks (A)	9,100	189
Avago Technologies, Cl A	12,800	405
Avnet *	10,783	330
BMC Software	3,700	147
Brocade Communications Systems	21,100	112
CA	7,100	156
Citrix Systems	5,150	339
CoreLogic	12,200	328
Diebold	15,407	472
F5 Networks, Cl A *	5,060	492
Factset Research Systems (A)	2,300	202
Fidelity National Information Services, Cl B	13,842	482
Fiserv, Cl A	2,000	158
FleetCor Technologies	7,300	392
Fortinet	8,800	185
Fusion-io (A)	7,000	160
Global Payments	3,100	140

Description	Shares	Market Value ($ Thousands)

Harris	3,000	$147
IAC	2,900	137
Ingram Micro, Cl A	4,500	76
Intuit	3,500	208
Jabil Circuit	3,000	58
Juniper Networks	20,067	395
Kla-Tencor	6,500	310
Kulicke & Soffa Industries	700	8
Lender Processing Services	5,200	128
LinkedIn, Cl A * (A)	1,920	220
LSI Logic	20,800	147
Marvell Technology Group	2,900	21
Maxim Integrated Products	3,300	97
Microchip Technology (A)	18,330	597
Molex (A)	12,008	328
NetApp *	2,700	91
Nuance Communications	13,700	306
Nvidia	12,100	149
OpenTable * (A)	5,100	249
Palo Alto Networks (A)	2,100	112
Rackspace Hosting	3,900	290
Red Hat	4,600	244
SAIC (A)	5,200	59
SanDisk	300	13
Silicon Laboratories	800	34
SolarWinds	5,300	278
Splunk (A)	4,500	131
Symantec, Cl A	32,139	604
Synopsys	22,152	705
TIBCO Software, Cl E	7,900	174
Total System Services	500	11
Vishay Intertechnology (A)	26,847	285
Workday, Cl A	1,700	93
Xerox	4,500	31
Xilinx	8,400	302

		13,324

Materials — 7.8%
Air Products & Chemicals	4,592	386
Alcoa (A)	19,300	167
Allegheny Technologies	18,006	547
Ashland	100	8
Ball	3,100	139
CF Industries Holdings	1,090	221
Cliffs Natural Resources	200	8
Compass Minerals International, Cl A	4,418	330
Eagle Materials	100	6
Eastman Chemical	2,480	169
FMC	6,200	363
Greif, Cl A	10,304	459
Nucor (A)	9,115	393
Owens-Illinois	27,509	585
Packaging Corp of America	6,635	255
PPG Industries	3,500	474
Reliance Steel & Aluminum	2,700	168
Rockwood Holdings	6,801	336
RPM International	3,000	88
Scotts Miracle-Gro, Cl A	8,931	393
Sherwin-Williams, Cl A	5,420	834
WR Grace *	3,600	242

		6,571

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.0%
MetroPCS Communications	1,300	$13
Neutral Tandem	700	2
Sprint Nextel *	3,200	18

		33

Utilities — 4.9%
AES	14,300	153
AGL Resources	12,446	498
Alliant Energy	3,200	141
Ameren	4,800	147
American Water Works	4,100	152
Consolidated Edison	400	22
DTE Energy	200	12
Edison International	6,852	310
El Paso Electric, Cl A	500	16
Entergy	2,550	162
Great Plains Energy	27,572	560
NV Energy	6,100	111
OGE Energy	1,000	56
Portland General Electric	9,331	255
PPL	7,000	200
Public Service Enterprise Group	2,600	80
SCANA (A)	7,096	324
TECO Energy	22,992	385
UGI	4,200	137
Xcel Energy	15,676	419

		4,140

Total Common Stock (Cost $76,116) ($ Thousands)		80,065

AFFILIATED PARTNERSHIP — 10.2%
SEI Liquidity Fund, L.P.
0.130%**†† (B)	8,682,507	8,682

Total Affiliated Partnership (Cost $8,682) ($ Thousands)		8,682

CASH EQUIVALENT — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	4,361,712	4,362

Total Cash Equivalent (Cost $4,362) ($ Thousands)		4,362

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.116%, 02/07/2013	$51	51
0.110%, 07/25/2013	36	36
0.094%, 01/31/2013	84	84

Total U.S. Treasury Obligations (Cost $171) ($ Thousands)		171

Total Investments — 110.1% (Cost $89,331) ($ Thousands) ‡		$93,280

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	35	Mar-2013	$32

			$32

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $84,722 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2012

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $8,607 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2012 was $8,682 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $89,331 ($ Thousands), and the unrealized appreciation and depreciation were $7,687 ($ Thousands) and ($3,738) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$80,065	$—	$—	$80,065
Affiliated Partnership	—	8,682	—	8,682
Cash Equivalent	4,362	—	—	4,362
U.S. Treasury Obligations	—	171	—	171

Total Investments in Securities	$84,427	$8,853	$—	$93,280

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$32	$—	$—	$32

Total Other Financial Instruments	$32	$—	$—	$32

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.8%

Consumer Discretionary — 7.7%
Aaron’s	71,772	$2,030
Advance Auto Parts	14,911	1,079
Best Buy	34,200	405
Big Lots	28,000	797
Brinker International	8,859	275
Choice Hotels International	47,900	1,610
Cinemark Holdings	36,700	953
Cracker Barrel Old Country Store	25,100	1,613
DIRECTV *	122,100	6,125
Discovery Communications, Cl A	12,200	774
Dollar General	91,795	4,047
Dollar Tree	65,954	2,675
Expedia	33,365	2,050
GameStop, Cl A	59,100	1,483
H&R Block	226,700	4,210
Kohl’s	60,800	2,613
Panera Bread, Cl A	11,400	1,811
PetMed Express	61,800	686
PetSmart	22,245	1,520
Regal Entertainment Group, Cl A	47,100	657
Scripps Networks Interactive, Cl A	24,000	1,390
Shaw Communications, Cl B	87,100	2,002
Target, Cl A	74,100	4,385
Time Warner Cable, Cl A	33,400	3,246
Viacom, Cl B	32,330	1,705
Washington Post, Cl B	3,100	1,132

		51,273

Consumer Staples — 19.1%
Altria Group	141,681	4,452
Archer-Daniels-Midland	64,700	1,772
Brown-Forman, Cl B	24,936	1,577
Bunge	27,516	2,000
Campbell Soup	125,892	4,392
Church & Dwight	86,163	4,616
Clorox	62,630	4,586
Coca-Cola Enterprises	152,575	4,841
ConAgra Foods	136,700	4,033
CVS Caremark	95,700	4,627
Dean Foods *	25,279	417
Dr Pepper Snapple Group	59,656	2,636
Flowers Foods	78,800	1,834
Fresh Del Monte Produce	60,600	1,597
General Mills, Cl A	49,515	2,001
Harris Teeter Supermarkets	21,700	837
Hershey	88,765	6,411
HJ Heinz	14,842	856
Hormel Foods	287,671	8,978
Ingredion	6,068	391
Kellogg	8,773	490
Kimberly-Clark	117,818	9,947
Kroger	168,500	4,384
Lorillard	33,380	3,894
McCormick	45,827	2,911
Metro, Cl A	23,000	1,463
Molson Coors Brewing, Cl B	76,000	3,252
Monster Beverage	30,200	1,597

Description	Shares	Market Value ($ Thousands)

Philip Morris International	53,002	$4,433
Ralcorp Holdings	22,900	2,053
Reynolds American	138,167	5,724
Safeway	199,888	3,616
SYSCO, Cl A	122,927	3,892
TreeHouse Foods	29,100	1,517
Tyson Foods, Cl A	114,100	2,214
Universal	31,000	1,547
Walgreen	115,700	4,282
Wal-Mart Stores	111,998	7,642

		127,712

Energy — 3.2%
Chevron	62,200	6,726
ConocoPhillips	75,100	4,355
Diamond Offshore Drilling	12,500	849
Exxon Mobil	94,100	8,145
Imperial Oil	36,700	1,578

		21,653

Financials — 12.9%
Alleghany	2,785	934
Allied World Assurance Holdings	66,438	5,235
American Campus Communities †	40,400	1,864
American Capital Agency, Cl A †	55,100	1,595
Arch Capital Group	102,073	4,493
BOK Financial	17,200	937
Brown & Brown	43,900	1,118
Capitol Federal Financial	58,177	680
Chubb	52,400	3,947
Commerce Bancshares	47,042	1,649
Endurance Specialty Holdings	35,500	1,409
Equity Lifestyle Properties †	23,600	1,588
Erie Indemnity, Cl A	14,600	1,011
Everest Re Group	65,607	7,213
First Citizens BancShares, Cl A	993	162
First Niagara Financial Group	213,400	1,692
Genworth MI Canada	40,500	919
Hatteras Financial †	3,917	97
HCC Insurance Holdings	15,200	566
Mercury General	4,967	197
MFA Financial †	220,700	1,790
Mid-America Apartment Communities †	20,500	1,327
NASDAQ OMX Group, Cl A	21,300	533
National Bank of Canada	38,000	2,948
New York Community Bancorp	117,753	1,543
PartnerRe	102,666	8,263
PennyMac Mortgage Investment Trust †	89,100	2,253
People’s United Financial	36,246	438
Piedmont Office Realty Trust, Cl A †	105,900	1,911
Platinum Underwriters Holdings	34,300	1,578
Plum Creek Timber †	2,130	95
Primerica *	40,700	1,221
Prosperity Bancshares	24,500	1,029
Realty Income †	44,000	1,769
RenaissanceRe Holdings	35,419	2,878
Senior Housing Properties Trust †	34,600	818
Signature Bank NY, Cl B	26,800	1,912

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers †	54,200	$1,854
TFS Financial	182,600	1,757
Tower Group	47,500	844
Travelers	55,300	3,972
Two Harbors Investment †	120,200	1,332
Validus Holdings	102,900	3,558
Washington Federal	41,848	706
Washington Real Estate Investment Trust †	12,400	324
Weyerhaeuser †	31,377	873
White Mountains Insurance
Group	3,642	1,876

		86,708

Health Care — 17.4%
Abbott Laboratories	160,647	10,522
Aetna, Cl A	57,900	2,681
Alexion Pharmaceuticals *	4,400	413
AmerisourceBergen	150,789	6,511
Amgen, Cl A	124,463	10,744
AstraZeneca ADR	56,700	2,680
Baxter International	52,700	3,513
Becton Dickinson	53,064	4,149
Biogen Idec	4,723	693
Cardinal Health	168,035	6,920
Catamaran	39,320	1,852
Celgene, Cl A *	16,700	1,314
Cooper, Cl A	6,600	610
Edwards Lifesciences, Cl A *	5,600	505
Eli Lilly	79,188	3,906
Endo Pharmaceuticals Holdings *	89,900	2,362
Henry Schein	21,308	1,715
Humana	18,500	1,270
Johnson & Johnson	97,200	6,814
LifePoint Hospitals	32,800	1,238
Magellan Health Services *	27,800	1,362
McKesson	93,700	9,085
Medtronic	52,100	2,137
Merck	179,100	7,332
Patterson	47,700	1,633
Pfizer	286,400	7,183
Techne, Cl A	72,783	4,974
United Therapeutics	87,800	4,690
UnitedHealth Group	58,500	3,173
WellPoint	28,500	1,736
Zimmer Holdings	44,700	2,980

		116,697

Industrials — 4.9%
Alliant Techsystems	11,500	713
C.H. Robinson Worldwide	30,100	1,903
Canadian National Railway	6,800	619
Clarcor	16,300	779
Covanta Holding	27,800	512
Dun & Bradstreet	17,600	1,384
FTI Consulting	32,000	1,056
General Dynamics	24,100	1,669
Huntington Ingalls Industries, Cl A	6,137	266
L-3 Communications Holdings	68,400	5,241
Landstar System	33,500	1,757

Description	Shares	Market Value ($ Thousands)

Lockheed Martin	44,824	$4,137
Northrop Grumman	41,600	2,811
Raytheon	90,000	5,180
Rollins	72,500	1,598
Verisk Analytics, Cl A	36,300	1,851
Waste Connections	26,146	884
Watsco	8,600	644

		33,004

Information Technology — 9.1%
Activision Blizzard	308,000	3,271
Amdocs	185,641	6,310
AOL	83,528	2,473
Booz Allen Hamilton Holding, Cl A	6,977	97
Broadridge Financial Solutions	52,600	1,203
CACI International, Cl A	20,600	1,134
CGI Group, Cl A	47,400	1,096
Cisco Systems	195,600	3,844
Dell	72,600	736
FleetCor Technologies	13,964	749
Flir Systems	76,600	1,709
Global Payments	10,400	471
Harris	97,800	4,788
Hewlett-Packard	76,800	1,094
IAC	83,165	3,934
Ingram Micro, Cl A	102,500	1,734
Intel	153,300	3,163
International Business Machines	38,444	7,364
Jack Henry & Associates	28,100	1,103
Maxim Integrated Products	21,000	617
Microsoft	196,700	5,258
SAIC	366,700	4,151
Tech Data	46,820	2,132
Total System Services	74,400	1,594
VeriSign	1,173	45
Zebra Technologies, Cl A	15,800	621

		60,691

Materials — 2.0%
Aptargroup	21,500	1,026
Ball	33,400	1,495
Barrick Gold	30,100	1,052
Compass Minerals International, Cl A	25,200	1,883
Greif, Cl A	13,200	587
Newmont Mining	20,644	959
Packaging Corp of America	21,400	823
Royal Gold, Cl A	40,401	3,285
Silgan Holdings	39,100	1,626
Sonoco Products	26,000	773

		13,509

Telecommunication Services — 3.1%
AT&T	216,200	7,288
BCE	45,000	1,927
NTT DoCoMo ADR	89,100	1,284
Rogers Communications, Cl B	71,800	3,257
SK Telecom ADR	191,000	3,024
Verizon Communications	40,500	1,752
Vodafone Group ADR	99,900	2,516

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

		$21,048

Utilities — 14.4%
AGL Resources	44,900	1,795
Alliant Energy	36,800	1,616
Ameren	71,700	2,203
American Electric Power	129,459	5,525
American States Water	31,400	1,507
American Water Works	139,085	5,164
Atmos Energy	88,600	3,111
Avista	49,700	1,198
CMS Energy	28,746	701
Consolidated Edison	111,133	6,172
DTE Energy	131,934	7,923
Edison International	38,100	1,722
El Paso Electric, Cl A	48,900	1,560
Entergy	59,569	3,798
Great Plains Energy	76,100	1,546
Hawaiian Electric Industries	96,254	2,420
Idacorp, Cl A	35,100	1,522
Integrys Energy Group	10,367	541
ITC Holdings	5,798	446
NextEra Energy	13,867	959
NV Energy	85,100	1,544
OGE Energy	20,800	1,171
PG&E	136,800	5,497
Piedmont Natural Gas	47,900	1,500
Pinnacle West Capital	32,026	1,633
Portland General Electric	111,200	3,042
PPL	226,733	6,491
Public Service Enterprise Group	148,400	4,541
SCANA	66,240	3,023
Southern	96,079	4,113
TECO Energy	25,900	434
UGI	42,570	1,392
Vectren	109,130	3,208
WGL Holdings	35,800	1,403
Wisconsin Energy	114,466	4,218
Xcel Energy	77,555	2,072

		96,711

Total Common Stock (Cost $554,696) ($ Thousands)		629,006

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	37,883,353	37,883

Total Cash Equivalent (Cost $37,883) ($ Thousands)		37,883

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.130%, 02/07/2013	$1,500	1,500
0.127%, 07/25/2013	234	234

Total U.S. Treasury Obligations (Cost $1,734) ($ Thousands)		1,734

Total Investments — 99.7% (Cost $594,313) ($ Thousands) ‡		$668,623

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	493	Mar-2013	$3

			$3

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $670,582 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $594,313 ($ Thousands), and the unrealized appreciation and depreciation were $87,308 ($ Thousands) and ($12,998) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$629,006	$—	$—	$629,006
Cash Equivalent	37,883	—	—	37,883
U.S. Treasury Obligations	—	1,734	—	1,734

Total Investments in Securities	$666,889	$1,734	$—	$668,623

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$3	$—	$—	$3

Total Other Financial Instruments	$3	$—	$—	$3

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 82.4%

Australia — 5.6%
AGL Energy	66,333	$1,066
Amcor	237,255	2,005
ARB	44,346	504
CFS Retail Property Trust Group †	1,501,698	3,003
Coca -Cola Amatil	279,637	3,929
CSL	260,365	14,696
Goodman Group †	79,294	361
GPT Group †	463,109	1,782
Hansen Technologies	41,039	37
McPherson’s	16,139	33
Metcash, Cl A	1,190,546	4,126
Mirvac Group †	518,290	806
SP AusNet	2,765,962	3,213
Stockland †	672,398	2,486
Tabcorp Holdings	1,006,049	3,213
Tatts Group	1,933,079	6,087
Telstra, Cl B	1,331,929	6,068
Troy Resources	27,745	105
Washington H Soul Pattinson	7,318	104
Wesfarmers	142,230	5,486
Westfield Group †	1,876	21
Westfield Retail Trust †	406,643	1,283
Woolworths	190,214	5,834

		66,248

Austria — 0.1%
Oesterreichische Post	27,131	1,117

		1,117

Belgium — 0.4%
Belgacom	112,756	3,312
Colruyt	6,990	346
Mobistar	46,642	1,198

		4,856

Canada — 11.3%
Agrium	2,200	219
Alimentation Couche Tard, Cl B	41,300	2,030
Atco, Cl I	1,700	138
Bank of Montreal	44,000	2,689
Barrick Gold	50,800	1,777
BCE	238,753	10,239
Bell Aliant	253,624	6,704
Brookfield Office Properties	34,400	586
Canadian National Railway	17,400	1,579
Canadian Tire, Cl A	77,200	5,379
Canadian Utilities, Cl A	20,600	1,488
Capital Power, Cl B	16,800	384
Cash Store Financial Services, Cl A	5,200	19
CGI Group, Cl A *	65,200	1,502
CI Financial	900	22
CML HealthCare	88,496	590
Cogeco Cable	1,900	73
Constellation Software (A)	6,800	819
Empire, Cl A	76,600	4,535
Fairfax Financial Holdings	3,700	1,332
Franco-Nevada	3,300	188

Description	Shares	Market Value ($ Thousands)

Genworth MI Canada	16,400	$372
Gentinge	9,736	123
George Weston	55,100	3,911
H&R †	79,100	1,914
IGM Financial	2,100	88
Intact Financial, Cl Common Subscription Receipt	11,800	768
Jean Coutu Group PJC, Cl A	83,700	1,221
K-Bro Linen	4,265	124
Loblaw	39,600	1,668
Manitoba Telecom Services	189,200	6,168
Metro, Cl A	164,300	10,450
Morguard Real Estate Investment Trust †	28,100	516
National Bank of Canada	96,200	7,463
North West	51,804	1,165
Premium Brands Holdings	4,500	77
Quebecor, Cl B	16,700	649
RioCan †	144,500	4,000
Rogers Communications, Cl B	216,700	9,828
Rogers Sugar	46,402	279
Saputo	230,700	11,657
Shaw Communications, Cl B	105,600	2,422
Shoppers Drug Mart, Cl B	28,500	1,225
TELUS, Cl A	92,300	5,996
Tim Hortons	137,500	6,743
TMX Group	84,267	4,292
TransCanada	77,700	3,669
Valener	33,226	536
Yamana Gold	217,600	3,739

		133,355

Denmark — 1.5%
H Lundbeck, Cl H	53,696	786
KGHM Polska Miedz	493	110
Novo Nordisk, Cl B	58,852	9,572
Royal UNIBREW	2,837	247
TDC	1,009,264	7,142
Topdanmark	903	194

		18,051

Finland — 0.8%
Elisa	106,445	2,357
Olvi, Cl A	1,700	44
Orion, Cl B	230,203	6,770

		9,171

France — 0.4%
Boiron	6,078	210
Bonduelle S.C.A.	1,532	144
Canal	13,049	85
Medica	5,296	105
Sartorius Stedim Biotech	1,203	117
Societe BIC	26,391	3,160
Tessi	1,012	106
Vilmorin & Cie	5,040	624
Virbac	553	109

		4,660

Germany — 0.6%
Carl Zeiss Meditec	7,818	225
Constantin Medien	14,561	29

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Freenet	87,562	$1,621
Hornbach Holding	311	22
Sto, Cl R	367	54
Suedzucker	125,391	5,141

		7,092

Hong Kong — 2.6%
Cheung Kong Infrastructure Holdings	397,000	2,452
China Merchants Holdings International	32,504	221
CLP Holdings, Cl B	1,033,000	8,679
CLP Holdings	9,518	115
HKT Trust	30,000	30
Link †	1,840,500	9,218
Power Assets Holdings	1,087,500	9,330
Prosperity †	738,000	225
Skyfame Realty Holdings	1,312,000	111
Sunlight †	590,000	252
Transport International Holdings, Cl B	14,000	29

		30,662

Ireland — 0.2%
James Hardie Industries	164,481	1,592
Kerry Group, Cl A	4,655	246

		1,838

Israel — 0.5%
El Al Israel Airlines	65,866	8
Formula Systems 1985	3,851	60
Orbotech	7,977	68
Osem Investments	15,360	265
Silicom	10,545	189
Teva Pharmaceutical Industries	140,866	5,240

		5,830

Italy — 0.3%
CSP International Fashion
Group	1,207	2
Recordati	26,813	245
Reply, Cl B	1,356	37
Snam Rete Gas	721,113	3,362

		3,646

Japan — 14.4%
Aeon, Cl H	39,000	447
Ai Holdings	15,700	112
Ajinomoto	66,000	875
Ajis	1,300	17
Alfresa Holdings	56,900	2,229
Alpen	7,500	132
Artnature	3,900	59
Asahi Group Holdings	82,700	1,764
Asahi Net	9,000	44
Astellas Pharma	78,200	3,523
Autobacs Seven	25,600	1,075
Avex Group Holdings	7,100	144
Benefit One	79	89
Benesse, Cl A	11,700	488
BML	2,800	68
Can Do	140	168

Description	Shares	Market Value ($ Thousands)

Central Japan Railway	35,200	$2,862
Chiyoda	15,000	376
Coca-Cola Central Japan	41,636	516
Coca-Cola West	7,400	115
Cocokara fine	2,800	88
Daihatsu Motor	31,000	619
Dainichi	5,100	57
Daito Trust Construction	49,400	4,678
Daiwa House Industry	86,000	1,481
DCM Holdings	12,400	82
Doutor Nichires Holdings	30,100	393
Dydo Drinco	10,500	428
Electric Power Development	119,300	2,835
FamilyMart, Cl H	76,000	3,137
Fancl	109,200	1,146
Fuji Oil	95,400	1,383
Geo	81	85
Hachijuni Bank	79,000	397
Hakuhodo DY Holdings	33,130	2,148
Happinet	212,000	506
Haruyama Trading	2,000	12
Heiwado	7,000	97
Hiday Hidaka	3,720	70
House Foods	47,200	713
Idemitsu Kosan	25,500	2,226
Infocom	195	230
Ito En	108,100	1,994
Itochu Techno-Solutions	4,700	194
Itochu-Shokuhin	3,900	132
Japan Prime Realty Investment, Cl A †	294	851
Japan Retail Fund Investment, Cl A †	530	976
J-Oil Mills	56,000	157
Kaken Pharmaceutical	50,000	737
Kamigumi	183,000	1,463
Kao	453,900	11,780
Kasumi	16,300	103
Kato Sangyo	4,100	73
KDDI	3,600	255
Kewpie	394,400	5,453
Kissei Pharmaceutical	25,300	467
Kobayashi Pharmaceutical	62,100	2,953
Kokuyo	19,500	140
Komatsu Seiren	5,000	23
Kose	132,900	2,785
KYORIN Holdings	48,400	940
Kyowa Hakko Kirin	11,000	109
Lawson	69,300	4,710
Lion, Cl H	682,400	3,478
Mandom	21,500	594
Marudai Food	82,000	272
Maruzen Showa Unyu	7,000	20
Matsumotokiyoshi Holdings	57,900	1,371
Matsuya Foods	16,600	298
Maxvalu Tokai	3,300	48
McDonald’s Holdings Japan	222,300	5,878
Medipal Holdings	105,100	1,168
Megmilk Snow Brand	14,000	220
MEIJI Holdings	700	30

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Mikuni Coca-Cola Bottling	19,700	$186
Ministop	53,800	904
Miraca Holdings	61,700	2,493
Mitsubishi Shokuhin	3,000	76
Mochida Pharmaceutical	18,000	222
Morinaga Milk Industry	83,025	266
Namco Bandai Holdings	298,900	3,882
NEC Mobiling	1,700	69
Nichirei	24,000	126
Nichireki	3,936	23
Nihon Shokuhin Kako	2,000	7
Nippon Express	209,000	865
Nippon Telegraph & Telephone	118,300	4,991
Nisshin Fudosan	4,500	114
Nissin Food Products	2,800	107
Nitori Holdings	11,450	841
Noevir Holdings	20,000	299
Nomura Real Estate Office Fund, Cl A †	84	485
NTT DOCOMO	4,641	6,703
Ohsho Food Service	3,400	80
Oracle Japan	44,300	1,849
Oriental Land	8,300	1,007
Osaka Gas	1,494,000	5,437
Otsuka	15,000	1,137
Otsuka Holdings	371,700	10,492
Pigeon	2,500	120
Plenus	22,300	362
Rinnai	5,600	381
Rock Field	3,300	55
San-A, Cl A	1,400	52
Santen Pharmaceutical	21,000	808
Sega Sammy Holdings	24,400	413
Sekisui Chemical	576,000	5,035
Seven Bank	767,200	2,028
Shimachu	61,300	1,290
Shizuoka Bank	403,000	3,944
Shizuoka Gas	46,500	316
St. Marc Holdings	6,400	228
Sugi Holdings	41,600	1,471
Suzuken	145,600	4,110
Taisei	318,000	1,060
Takeda Pharmaceutical	78,800	3,529
Toho Gas	112,000	602
Toho Holdings	5,200	91
Tokai	9,200	231
Tokyo Seimitsu	613,217	3,811
Tokyu Construction	1,280,000	756
TonenGeneral Sekiyu	79,000	685
Torii Pharmaceutical	3,200	71
Toyo Suisan Kaisha	33,000	881
USS	10,110	1,055
Valor	3,800	60
West Japan Railway	2,900	115
Yamazaki Baking	529,000	5,906

		169,713

Netherlands — 0.4%
Royal Dutch Shell, Cl A	119,989	4,125

		4,125

Description	Shares	Market Value ($ Thousands)

New Zealand — 0.6%
Auckland International Airport	323,467	$715
Chorus	300,401	734
Contact Energy	50,836	219
Port of Tauranga	37,108	404
Restaurant Brands New Zealand	21,157	46
Sky City Entertainment Group	180,289	565
Sky Network Television	12,841	52
Telecom Corp of New Zealand	2,206,332	4,169
Trade Me, Cl H	46,016	151

		7,055

Norway — 0.0%
Statoil	15,822	130
Telenor	13,788	280

		410

Portugal — 0.2%
EDP - Energias de Portugal	477,575	1,451
Portucel Empresa Produtora de Pasta e Papel	122,445	368
Semapa-Sociedade de Investimento e Gestao	25,343	190

		2,009

Russia — 0.0%
Lukoil OAO	30,592	444

		444

Singapore — 1.1%
Ascendas †	1,601,000	3,133
ComfortDelGro	609,000	896
Metro Holdings	73,539	50
MobileOne	591,000	1,315
Singapore Telecommunications	679,000	1,847
StarHub	1,786,000	5,594

		12,835

Spain — 1.5%
Ebro Foods	57,917	1,149
Enagas	35,442	759
Grifols, Cl Miscellaneous * †	38,042	59
Mediaset Espana Comunicacion, Cl B	197,610	9,679
Viscofan	102,805	5,816

		17,462

Sweden — 0.7%
AarhusKarlshamn	5,288	225
Acando	48,859	115
Axfood	95,020	3,592
Industrial & Financial Systems, Cl B	2,550	41
Loomis, Cl B	5,690	91
Millicom International Cellular	6,731	584
Svenska Cellulosa, Cl B	63,806	1,387
Swedish Match	67,749	2,274

		8,309

Switzerland — 3.1%
Allreal Holding, Cl A	16,166	2,492

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Basler Kantonalbank, Cl H	2,216	$240
Bell	46	101
Emmi	1,224	307
Flughafen Zuerich	947	438
Galenica	848	493
Implenia	691	30
Intershop Holdings	392	139
Lindt & Spruengli	8	303
Mobilezone Holding	28,743	304
Nestle	91,339	5,955
Novartis	94,986	5,996
Orior	660	37
PSP Swiss Property	45,947	4,345
Roche Holding	11,228	2,268
Siegfried Holding	3,893	486
Swiss Prime Site, Cl H	56,104	4,680
Swisscom	16,235	7,030
Valiant Holding	3,411	325
Vetropack Holding, Cl A	17	31

		36,000

United Kingdom — 8.2%
Associated British Foods	252,229	6,448
AstraZeneca	256,561	12,166
British American Tobacco	27,298	1,389
British Sky Broadcasting Group	73,305	925
Centrica	1,747,241	9,542
Cranswick	60,855	843
Dairy Crest Group PLC	18,916	120
Devro, Cl A	143,658	725
Dignity	16,560	294
Drax Group	17,720	159
Fidessa Group	5,588	139
Gem Diamonds	23,450	56
Genus	24,871	566
GlaxoSmithKline	33,950	739
Greggs	230,091	1,717
Hiscox	14,970	112
Imperial Tobacco Group	152,753	5,926
J Sainsbury	1,065,202	6,030
JD Sports Fashion	2,922	33
John Menzies	9,041	94
LSL Property Services	9,779	41
National Grid	775,987	8,906
Reckitt Benckiser Group	87,005	5,527
Royal Dutch Shell, Cl A	96,810	3,362
Shire	11,620	358
Smith & Nephew	123,627	1,367
SSE	207,178	4,823
Synergy Health	46,324	822
Tate & Lyle	142,829	1,768
Unilever	150,220	5,843
United Utilities Group, Cl B	310,163	3,417
Vodafone Group	2,101,834	5,294
WM Morrison Supermarkets	1,642,186	7,056

		96,607

United States — 28.1%
Abbott Laboratories	103,572	6,784
AEP Industries, Ser 2012-11A *	1,702	101
Altria Group	196,019	6,159

Description	Shares	Market Value ($ Thousands)

Amdocs	88,572	$3,011
Ameren	63,531	1,952
American Capital Agency, Cl A †	223,143	6,458
American Electric Power	135,603	5,788
American States Water	39,936	1,916
American Water Works	16,446	611
AmerisourceBergen	71,282	3,078
Amgen, Cl A	76,845	6,633
Annaly Capital Management †	583,265	8,189
AT&T	127,195	4,288
Autozone *	16,447	5,829
Bemis	48,947	1,638
BofI Holding *	9,201	256
Cal-Maine Foods	22,279	896
Campbell Soup	224,628	7,837
Capitol Federal Financial	407,171	4,760
Celgene, Cl A *	9,854	776
CenturyTel	107,943	4,222
Chesapeake Utilities	25,527	1,159
Church & Dwight	106,439	5,702
Cleco	3,322	133
Clorox	78,803	5,770
Coca-Cola Bottling Consolidated	1,279	85
Colgate-Palmolive	55,567	5,809
ConAgra Foods	225,279	6,646
Consolidated Edison	107,927	5,994
CSG Systems International *	4,843	88
Dr Pepper Snapple Group	33,146	1,464
DTE Energy	95,033	5,707
EarthLink	138,106	892
El Paso Electric, Cl A	46,975	1,499
Eli Lilly	127,428	6,285
Empire District Electric	105,698	2,154
Entergy	77,752	4,957
Fresh Del Monte Produce	7,453	196
General Mills, Cl A	144,831	5,853
Great Plains Energy	77,550	1,575
Hatteras Financial †	139,221	3,454
Hawaiian Electric Industries	82,931	2,085
HJ Heinz	102,384	5,905
Home Loan Servicing Solutions	196,669	3,717
Hormel Foods	246,121	7,681
ICU Medical	3,361	205
Idacorp, Cl A	4,224	183
Investors Real Estate Trust †	33,287	291
Jack Henry & Associates	19,008	746
JM Smucker	5,717	493
Johnson & Johnson	189,515	13,285
Kellogg	105,799	5,909
Kimberly-Clark	142,136	12,000
Kroger	165,381	4,303
Laclede Group	90,870	3,508
Lamar Advertising, Cl A †	5,502	397
Lorillard	48,159	5,619
Magellan Health Services *	17,346	850
Maxygen, Cl A	22,149	54
McCormick	21,891	1,391
Medcath	43,046	59
Merck	79,699	3,263

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

MGE Energy	2,536	$129
National Beverage, Cl A	9,078	133
NorthWestern	2,646	92
NV Energy	260,876	4,732
Oil-Dri Corp of America	3,429	95
O’Reilly Automotive	44,520	3,981
Orthofix International	2,861	113
Papa John’s International, Cl A *	19,548	1,074
PartnerRe	8,486	683
PDL BioPharma	101,440	715
PepsiCo	85,126	5,825
Philip Morris International	60,382	5,050
Phillips 66	135,593	7,200
Piedmont Office Realty Trust, Cl A †	97,188	1,754
Pinnacle West Capital	134,728	6,868
PNM Resources	46,198	948
Portland General Electric	220,281	6,027
PPL	239,420	6,855
Procter & Gamble	83,934	5,698
Quidel, Cl A	96,166	2,449
Reading International, Cl A	16,183	97
Reynolds American	36,848	1,527
Rockville Financial	50,609	653
Select Income †	14,739	365
Seneca Foods, Cl A *	8,780	267
Sigma-Aldrich	5,756	116
Southern	357,949	15,324
Territorial Bancorp	7,233	165
TJX	15,139	643
UIL Holdings	5,770	207
United Therapeutics	24,722	1,321
Unitil	4,638	120
Universal	62,389	3,114
UNS Energy	136,622	5,795
Vector Group	213,750	3,178
Vectren	124,473	3,659
Verizon Communications	134,891	5,837
Wal-Mart Stores	5,085	347
Waters	5,945	89
Weis Markets	31,898	1,250
Westar Energy	116,175	3,325
Wisconsin Energy	8,751	322
Xcel Energy	219,742	5,869

		332,559

Total Common Stock (Cost $891,880) ($ Thousands)		974,054

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA	3,874	318

Total Preferred Stock (Cost $293) ($ Thousands)		318

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **††	48,226,456	$48,226

Total Cash Equivalent (Cost $48,226) ($ Thousands)		48,226

U.S. TREASURY OBLIGATIONS (B)(C) — 0.7%
U.S. Treasury Bills
0.091%, 2/7/2013	$7,808	7,808

Total U.S. Treasury Obligations (Cost $7,807) ($ Thousands)		7,808

Total Investments — 87.2% (Cost $948,206) ($ Thousands) ‡		$1,030,406

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	196	Mar-2013	$(9)
FTSE 100 Index	231	Mar-2013	(49)
Hang Seng Index	34	Feb-2013	6
S&P 500 Index EMINI	1,492	Mar-2013	(72)
SPI 200 Index	84	Apr-2013	7
Topix Index	52	Mar-2013	447

			$330

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/30/13	AUD	69,519	USD	72,735	$728
1/30/13	CAD	131,688	USD	133,342	1,125
1/30/13	CHF	34,648	USD	37,960	69
1/30/13	DKK	168,599	USD	29,975	164
1/30/13	EUR	48,721	USD	64,613	373
1/30/13	GBP	64,031	USD	104,156	94
1/30/13	HKD	267,738	USD	34,548	(1)
1/30/13	JPY	15,521,462	USD	184,069	4,483
1/30/13	NZD	8,292	USD	6,923	96
1/30/13	SEK	54,670	USD	8,357	(44)
1/30/13	SGD	17,596	USD	14,446	38
1/30/13	USD	1,795	AUD	1,732	—
1/30/13	USD	3,600	CAD	3,582	(3)
1/30/13	USD	1,122	CHF	1,024	(2)
1/30/13	USD	907	DKK	5,116	(3)
1/30/13	USD	1,968	EUR	1,489	(5)
1/30/13	USD	2,483	GBP	1,537	15
1/30/13	USD	995	HKD	7,708	—
1/30/13	USD	3,442	JPY	296,036	(17)
1/30/13	USD	237	NZD	290	2
1/30/13	USD	344	SEK	2,241	1
1/30/13	USD	400	SGD	489	—

					$7,113

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2012

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	(701,289)	708,402	$7,113

For the period ended December 31, 2012, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $1,182,124 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $948,206 ($ Thousands), and the unrealized appreciation and depreciation were $100,425 ($ Thousands) and ($18,225 ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$920,854	$53,200	$—	$974,054
Preferred Stock	318	—	—	318
Cash Equivalent	48,226	—	—	48,226
U.S. Treasury Obligation	—	7,808	—	7,808

Total Investments in Securities	$969,398	$61,008	$—	$1,030,406

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$330	$—	$—	$330
Forward Contracts*	—	7,113	—	7,113

Total Other Financial Instruments	$330	$7,113	$—	$7,443

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Consumer Discretionary — 6.2%
Aaron’s	41,200	$1,165
Best Buy	32,800	389
Big Lots	16,600	473
Canadian Tire, Cl A	20,900	1,456
Choice Hotels International	27,600	928
Cinemark Holdings	22,200	577
Cogeco Cable	10,500	401
Cracker Barrel Old Country Store	11,300	726
DIRECTV *	75,700	3,797
Discovery Communications, Cl A	13,000	825
GameStop, Cl A	30,700	770
H&R Block	121,300	2,252
Hasbro	22,000	790
Kohl’s	43,600	1,874
McDonald’s	29,813	2,630
Panera Bread, Cl A	7,000	1,112
Regal Entertainment Group, Cl A	45,500	635
Scripps Networks Interactive, Cl A	20,100	1,164
Shaw Communications, Cl B	55,500	1,275
Target, Cl A	44,400	2,627
Time Warner Cable, Cl A	18,400	1,788
Washington Post, Cl B	2,400	877

		28,531

Consumer Staples — 22.6%
Altria Group	99,455	3,125
Archer-Daniels-Midland	38,400	1,052
Brown-Forman, Cl B	41,287	2,611
Campbell Soup	34,308	1,197
Church & Dwight	80,899	4,334
Clorox	14,641	1,072
Coca-Cola	55,321	2,005
Coca-Cola Enterprises	49,400	1,568
Colgate-Palmolive	32,072	3,353
ConAgra Foods	86,200	2,543
Costco Wholesale	38,401	3,793
CVS Caremark	68,900	3,331
Dr Pepper Snapple Group	24,500	1,082
Flowers Foods	60,500	1,408
Fresh Del Monte Produce	36,100	951
Fresh Market *	1,779	86
General Mills, Cl A	82,299	3,326
Harris Teeter Supermarkets	15,800	609
Hershey	54,499	3,936
HJ Heinz	25,257	1,457
Hormel Foods	177,198	5,530
JM Smucker	23,738	2,047
Kellogg	22,947	1,281
Kimberly-Clark	85,339	7,205
Kroger	123,364	3,210
Lorillard	45,174	5,270
McCormick	50,324	3,197
Metro, Cl A	27,400	1,743
Molson Coors Brewing, Cl B	35,200	1,506
Monster Beverage	24,900	1,317
PepsiCo	28,696	1,964
Philip Morris International	38,511	3,221

Description	Shares	Market Value ($ Thousands)

Procter & Gamble	42,096	$2,858
Ralcorp Holdings	16,400	1,470
Reynolds American	98,166	4,067
Safeway	118,900	2,151
Shoppers Drug Mart, Cl B	21,500	924
TreeHouse Foods	17,700	923
Tyson Foods, Cl A	52,000	1,009
Universal	16,000	799
Walgreen	74,500	2,757
Wal-Mart Stores	94,332	6,436

		103,724

Energy — 3.2%
Chevron	40,800	4,412
ConocoPhillips	50,700	2,940
Diamond Offshore Drilling	8,600	584
Exxon Mobil	58,700	5,081
Imperial Oil	23,300	1,002
Phillips 66	12,150	645

		14,664

Financials — 13.9%
Allied World Assurance Holdings	19,825	1,562
American Campus Communities †	27,400	1,264
American Capital Agency, Cl A †	38,300	1,108
Arch Capital Group	49,676	2,187
Brown & Brown	29,300	746
Capitol Federal Financial	320,133	3,742
Chubb	34,200	2,576
Commerce Bancshares	33,810	1,185
Cullen/Frost Bankers	29,027	1,575
Endurance Specialty Holdings	20,100	798
Equity Lifestyle Properties †	17,000	1,144
Erie Indemnity, Cl A	15,400	1,066
Everest Re Group	17,200	1,891
First Niagara Financial Group	162,100	1,286
Genworth MI Canada	23,900	542
Government Properties Income Trust, Cl A †	33,500	803
Hanover Insurance Group, Cl A	17,900	693
HCC Insurance Holdings	13,500	502
Maiden Holdings	62,300	573
MFA Financial †	126,200	1,024
Mid-America Apartment Communities †	14,100	913
NASDAQ OMX Group, Cl A	12,500	313
National Bank of Canada	29,000	2,250
PartnerRe	54,969	4,424
PennyMac Mortgage Investment Trust †	50,500	1,277
People’s United Financial	246,809	2,984
Piedmont Office Realty Trust, Cl A †	68,500	1,236
Platinum Underwriters Holdings	17,800	819
Primerica *	20,800	624
ProAssurance	20,550	867
Prosperity Bancshares	13,700	575
Realty Income †	28,900	1,162
RenaissanceRe Holdings	76,485	6,215
Senior Housing Properties Trust †	13,600	322
Signature Bank NY, Cl B	18,500	1,320

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers †	35,300	$1,207
TFS Financial	198,512	1,910
Tompkins Financial	12,200	484
Tower Group	16,700	297
Travelers	30,800	2,212
Two Harbors Investment †	88,900	985
Validus Holdings	68,300	2,362
Washington †	16,500	432
White Mountains Insurance
Group	4,323	2,226

		63,683

Health Care — 15.3%
Abbott Laboratories	85,760	5,617
Aetna, Cl A	41,800	1,935
Alexion Pharmaceuticals *	5,400	507
AmerisourceBergen	76,437	3,300
Amgen, Cl A	43,900	3,789
AstraZeneca ADR	53,600	2,534
Baxter International	43,100	2,873
Becton Dickinson	19,500	1,525
Cardinal Health	35,300	1,454
Celgene, Cl A *	9,900	779
Cooper, Cl A	4,000	370
Edwards Lifesciences, Cl A *	3,300	297
Eli Lilly	45,024	2,221
Endo Pharmaceuticals Holdings *	75,100	1,973
Greatbatch	21,800	507
Humana	11,900	817
Johnson & Johnson	110,377	7,737
LifePoint Hospitals	21,500	812
Magellan Health Services *	13,600	666
McKesson	35,000	3,394
Medtronic	29,000	1,189
Merck	114,200	4,675
Owens & Minor	12,500	356
Patterson	33,200	1,136
PDL BioPharma	96,900	683
Perrigo	17,305	1,800
Pfizer	169,600	4,254
Quest Diagnostics	13,300	775
St. Jude Medical	24,200	875
Techne, Cl A	38,932	2,661
United Therapeutics	55,700	2,976
UnitedHealth Group	36,500	1,980
WellPoint	21,900	1,334
Zimmer Holdings	39,300	2,620

		70,421

Industrials — 6.1%
Alliant Techsystems	25,000	1,549
C.H. Robinson Worldwide	21,500	1,359
Canadian National Railway	3,500	319
Clarcor	11,200	535
Copa Holdings, Cl A	22,794	2,267
Covanta Holding	17,500	322
Dun & Bradstreet	12,300	967
Engility Holdings	3,933	76
FTI Consulting	19,800	654
General Dynamics	22,900	1,586

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings	46,100	$3,532
Landstar System	24,200	1,270
Lockheed Martin	25,000	2,307
Northrop Grumman	23,200	1,568
Raytheon	59,500	3,425
Rollins	54,200	1,195
Stericycle, Cl A *	29,424	2,744
Union Pacific	2,500	314
Verisk Analytics, Cl A	24,100	1,229
Watsco	9,300	697

		27,915

Information Technology — 9.7%
Activision Blizzard	200,500	2,129
Amdocs	95,300	3,239
Automatic Data Processing	39,670	2,262
Broadridge Financial Solutions	48,300	1,105
CACI International, Cl A	11,100	611
CGI Group, Cl A	36,400	842
Cisco Systems	122,700	2,411
CSG Systems International *	37,600	684
Dell	94,500	958
Flir Systems	63,200	1,410
Global Payments	19,800	897
Google, Cl A *	4,551	3,228
Harris	60,700	2,972
Hewlett-Packard	49,700	708
IAC	72,920	3,449
Ingram Micro, Cl A	60,300	1,020
Intel	117,400	2,422
International Business Machines	23,118	4,428
Jack Henry & Associates	13,800	542
Maxim Integrated Products	13,100	385
Microsoft	111,500	2,981
National Instruments	13,500	348
SAIC	202,800	2,296
Tech Data	22,200	1,011
Total System Services	43,300	927
Visa, Cl A	6,896	1,045
Zebra Technologies, Cl A	7,200	283

		44,593

Materials — 1.9%
Aptargroup	18,100	864
Ball	26,000	1,164
Barrick Gold	24,900	871
Bemis	24,900	833
Compass Minerals International, Cl A	16,400	1,225
Greif, Cl A	10,500	467
Packaging Corp of America	13,800	531
Royal Gold, Cl A	11,907	968
Silgan Holdings	29,200	1,214
Sonoco Products	14,500	431

		8,568

Telecommunication Services — 3.1%
AT&T	136,100	4,588
BCE	27,900	1,196
CenturyTel	19,510	763
Iridium Communications	94,500	637
NTT DoCoMo ADR	114,900	1,656

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Rogers Communications, Cl B	28,200	$1,279
SK Telecom ADR	89,400	1,415
Verizon Communications	26,500	1,147
Vodafone Group ADR	67,300	1,695

		14,376

Utilities — 13.4%
AGL Resources	40,106	1,603
Alliant Energy	28,100	1,234
Ameren	31,000	952
American Electric Power	68,000	2,902
American States Water	22,500	1,080
American Water Works	28,800	1,069
Atmos Energy	73,700	2,588
Avista	22,800	550
Consolidated Edison	57,797	3,210
Dominion Resources	7,426	385
DTE Energy	33,900	2,036
Duke Energy	49,442	3,154
Edison International	26,200	1,184
El Paso Electric, Cl A	27,700	884
Entergy	27,300	1,740
Great Plains Energy	61,400	1,247
Hawaiian Electric Industries	68,832	1,731
Idacorp, Cl A	24,800	1,075
ITC Holdings	14,004	1,077
Northeast Utilities	81,137	3,171
OGE Energy	47,559	2,678
PG&E	94,300	3,789
Piedmont Natural Gas	37,200	1,165
Pinnacle West Capital	30,700	1,565
Portland General Electric	64,100	1,754
PPL	97,500	2,792
Public Service Enterprise Group	90,700	2,775
SCANA	33,535	1,530
Southern	72,558	3,106
Vectren	67,480	1,984
WGL Holdings	21,500	843
Wisconsin Energy	119,983	4,421

		61,274

Total Common Stock (Cost $378,086) ($ Thousands)		437,749

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	18,837,228	18,837

Total Cash Equivalent (Cost $18,837) ($ Thousands)		18,837

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.130%, 1/31/2013	$861	$861

Total U.S. Treasury Obligations (Cost $861) ($ Thousands)		861

Total Investments — 99.7% (Cost $397,784) ($ Thousands) ‡		$457,447

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	195	Mar-2013	$27

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $458,750 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $397,784 ($ Thousands), and the unrealized appreciation and depreciation were $66,757 ($ Thousands) and ($7,094) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2012

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$437,749	$—	$—	$437,749
Cash Equivalent	18,837	—	—	18,837
U.S. Treasury Obligation	—	861	—	861

Total Investments in Securities	$456,586	$861	$—	$457,447

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$27	$—	$—	$27

Total Other Financial Instruments	$27	$—	$—	$27

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%

Consumer Discretionary — 1.2%
Starwood Hotels & Resorts Worldwide	41,200	$2,363

		2,363

Financials — 96.6% ‡
Acadia Realty Trust †	18,410	462
Alexandria Real Estate Equities †	6,850	475
American Campus Communities † (A)	25,520	1,177
Apartment Investment & Management, Cl A †	202,364	5,476
AvalonBay Communities †	57,621	7,813
BioMed Realty Trust † (A)	184,700	3,570
Boston Properties †	75,480	7,987
BRE Properties, Cl A †	20,580	1,046
Camden Property Trust †	12,280	838
Colonial Properties Trust † (A)	128,000	2,735
CommonWealth †	19,280	305
DDR † (A)	95,280	1,492
DiamondRock Hospitality †	49,120	442
Digital Realty Trust, Cl A † (A)	32,480	2,205
Douglas Emmett †	72,050	1,679
Duke Realty †	95,620	1,326
Equity Lifestyle Properties †	11,520	775
Equity One, Cl A	14,550	306
Equity Residential † (A)	241,860	13,706
Essex Property Trust † (A)	13,000	1,906
Excel Trust †	14,760	187
Extra Space Storage †	63,720	2,319
First Industrial Realty Trust * †	45,010	634
General Growth Properties †	213,409	4,236
HCP †	216,790	9,795
Health Care †	149,770	9,179
Highwoods Properties †	19,750	661
Host Hotels & Resorts †	431,554	6,762
Kimco Realty † (A)	254,480	4,917
LaSalle Hotel Properties †	59,190	1,503
Liberty Property Trust †	30,680	1,097
Macerich †	132,459	7,722
Mack-Cali Realty †	152,250	3,975
National Retail Properties † (A)	4,180	130
Omega Healthcare Investors	33,910	809
Parkway Properties †	14,350	201
Pebblebrook Hotel Trust †	7,860	182
Piedmont Office Realty Trust, Cl A † (A)	79,030	1,427
ProLogis † (A)	309,596	11,297
Public Storage †	88,031	12,761
Regency Centers †	41,400	1,951
RLJ Lodging Trust †	28,580	554
Simon Property Group †	124,588	19,696
SL Green Realty † (A)	66,310	5,083
Spirit Realty Capital †	8,580	153
Sunstone Hotel Investors †	17,020	182
Tanger Factory Outlet Centers †	57,620	1,971
Taubman Centers †	7,700	606
UDR †	275,500	6,551
Ventas † (A)	124,050	8,029
Verde Realty PIPE (B) (C)	21,400	296

Description	Shares	Market Value ($ Thousands)

Vornado Realty Trust †	79,010	$6,327
Weingarten Realty Investors †	81,600	2,184

		189,098

Total Common Stock (Cost $134,876) ($ Thousands)		191,461

AFFILIATED PARTNERSHIP — 8.9%
SEI Liquidity Fund, L.P. 0.130%** †† (D)	17,440,063	17,440

Total Affiliated Partnership (Cost $17,440) ($ Thousands)		17,440

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%** ††	4,775,359	4,775

Total Cash Equivalent (Cost $4,775) ($ Thousands)		4,775

Total Investments — 109.2% (Cost $157,091) ($ Thousands) ‡‡		$213,676

Percentages are based on Net Assets of $195,720 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust. †† Investment in affiliated security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2012. The total market value of securities on loan at December 31, 2012 was $17,219 ($ Thousands)

(B)	Security considered illiquid and restricted. The total market value of such securities as of December 31, 2012 was $296($ Thousands) and represented 0.15% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $296 ($ Thousands) and represented 0.15% of net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2012 was $17,440 ($Thousands).

Cl —Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

‡‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $157,091 ($ Thousands), and the unrealized appreciation and depreciation were $57,581 ($ Thousands) and ($996) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2012

A summary of restricted securities held by the Fund as of December 31, 2012, is as follows:

	Number of Shares/	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$296	0.15%

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$191,165	$—	$296	$191,461
Affiliated Partnership	—	17,440	—	17,440
Cash Equivalent	4,775	—	—	4,775

Total Investments in Securities	$195,940	$17,440	$296	$213,676

(1) A reconciliation of level 3 investments is presented when the Fund has a significant amount of level 3 investments at beginning and/or end of the period in relation to the net assets.

During the period ended December 31, 2012there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 32.5%
Acquisitions Cogeco Cable II, Term Loan B
4.500%, 09/20/2019	$125	$126
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/2018	450	451
Affinion Group Holdings
6.500%, 10/08/2016	488	447
Air Medical Group Holdings, Term Loan B1
6.500%, 06/30/2018	600	604
Alliance Laundry Systems LLC, Term Loan
0.000%, 12/07/2018 (A)	600	605
Alliant Holdings I, Term Loan B
0.000%, 12/07/2019 (A)	750	751
Allison Transmission
3.710%, 08/07/2014	824	828
American Rock Salt, Term Loan B
5.500%, 04/19/2017	493	486
AMWINS Group, Term Loan
6.750%, 05/23/2019	75	76
5.750%, 06/06/2019	174	175
Aramark, 1st Lien Term Loan
0.158%, 07/26/2016	32	32
Aramark, Term Loan
3.459%, 01/26/2014	120	120
3.612%, 01/26/2014	280	280
Assuramed Holding, Term Loan
9.250%, 04/19/2020	700	658
Assuramed Holding, Term Loan, 1st Lien
5.500%, 10/23/2019	600	606
Asurion, 1st Lien Term Loan
5.500%, 06/10/2018	613	619
Asurion, 2nd Lien Term Loan
9.000%, 05/20/2019	268	275
August Lux UK Holding, Term Loan
6.250%, 04/27/2018	198	200
August US Holding, Term Loan
6.250%, 04/27/2018	152	154
Avaya, Term Loan B1
4.812%, 10/26/2014	163	160
Avaya, Term Loan B3
4.812%, 10/26/2017	328	288
BJ’s Wholesale Club, Term Loan
5.750%, 09/20/2019	500	506
BOOZ Allen Hamilton, Term Loan B
4.500%, 07/27/2019	300	303
Boyd Acquisition, Sub Peninsula Gaming, Term Loan
5.750%, 11/14/2017	400	404
Calpine, Term Loan
4.500%, 04/01/2018	197	199
CDW
3.709%, 10/12/2014	196	197
Cengage Learning Holding
2.710%, 06/28/2014	624	491
Ceridian, Extended Term Loan
5.959%, 05/09/2017	293	292

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Charter Communications, Term Loan C
3.470%, 09/06/2016	$313	$314
CITCO Group Limited, Term Loan
5.500%, 05/24/2018	642	647
CommScope, Term Loan
4.250%, 01/14/2018	296	297
ConvaTec, Term Loan
5.000%, 12/30/2016	679	686
Cristal Inorganic Chemicals
6.061%, 11/15/2014	500	499
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	413	417
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	500	501
Davitia, Term Loan B2
4.000%, 08/21/2019	500	503
Del Monte Foods, Term Loan
4.500%, 03/08/2018	384	384
Dex Media West LLC
7.000%, 10/24/2014	329	243
7.250%, 10/24/2014	273	202
Dunkin’ Brands, Repriced Term Loan
4.000%, 11/23/2017	486	489
Eagle Parent
5.000%, 05/16/2018	597	599
Emergency Medical Services, Initial Term Loan
5.250%, 04/27/2018	352	354
Endurance International, Term Loan, 1st Lien
6.250%, 11/06/2019	364	363
Endurance International, Term Loan, 2nd Lien
10.250%, 11/06/2019	130	130
EP Energy, Term Loan
5.000%, 04/10/2018	500	503
Equinox Fitness Clubs, Term Loan
0.000%, 11/19/2019 (A)	750	756
Essential Power LLC
5.500%, 08/07/2019	394	400
Fibertech Networks LLC, Term Loan B
0.000%, 11/26/2019 (A)	326	328
First Data, Initial Tranche B1 Term Loan
2.997%, 09/24/2014	21	21
First Data, Term Loan
4.211%, 03/24/2018	124	118
First Data, Term Loan B3
2.967%, 09/24/2014	2	2
Firth Rixson, Term Loan
0.000%, 06/30/2017 (A)	500	504
Fortescue Metals Group, Term Loan
5.250%, 10/12/2017	500	504
Foxco Acquistion LLC, Term Loan
5.500%, 07/14/2017	150	152
Freescale Semiconductor, Extended Maturity Term Loan
4.480%, 12/01/2016	691	675

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Genpact International, Term Loan B
4.250%, 08/17/2019	$500	$503
Gibson Energy, Term Loan
4.750%, 06/14/2018	494	501
Global Cash Access, Term Loan
7.000%, 02/01/2016	233	234
Go Daddy Operating Company LLC, Term Loan
0.000%, 12/17/2018 (A)	600	601
Gray Television, Term Loan B
4.750%, 10/11/2019	600	603
Guitar Center, Extended Term Loan
5.560%, 04/09/2017	600	578
Hamilton Sundstrand, Term Loan B
0.000%, 12/05/2019 (A)	450	454
Harbor Freights Tools USA, Term Loan
5.500%, 11/14/2017	249	252
Harron Communications, L.P., Term Loan B
5.000%, 10/05/2017	418	421
Hologic, Term Loan B
4.500%, 07/19/2019	249	252
Hub International, Extended Term Loan
4.712%, 06/14/2017	699	703
IASIS Healthcare, Term Loan
5.000%, 05/03/2018	321	322
IMS Health
4.500%, 08/31/2017	589	593
Ineos Holdings Limited
6.500%, 04/27/2018	398	402
Intelsat, Term Loan B
4.500%, 04/03/2018	300	303
Inventiv Health, Term Loan B
7.500%, 08/04/2016	628	610
J. Crew Group, Term Loan
4.500%, 01/26/2018	291	292
4.750%, 01/26/2018	300	301
JHT Holding, 2nd Lien Term Loan
12.500%, 10/24/2013 (B),(C)	49	16
Korons, 1st Lien
5.500%, 10/26/2019	1,000	1,011
Lamar Media
4.000%, 10/01/2016	17	17
Language Line LLC, Term Loan B
6.250%, 06/20/2016	461	457
Lawson Software, Term Loan B2
5.250%, 04/05/2018	648	654
Leslie’s Poolmart, Term Loan B
2.000%, 10/11/2019	2	—
5.250%, 10/16/2019	98	99
Level 3 Communications
5.250%, 08/01/2019	250	252
Live Nation, Term Loan
4.500%, 10/20/2016	244	246
Medimedia USA, Term Loan B
6.250%, 08/15/2014	143	132
Meg Energy, Initial Term Loan
4.000%, 03/18/2018	644	648

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MTL Publishing LLC, Term Loan B
5.500%, 03/05/2018	$499	$504
Navistar International
7.000%, 08/17/2017	228	229
Neiman Marcus Group, Term Loan
4.750%, 05/10/2018	327	327
Nelson Education Limited, Term Loan B1
2.811%, 07/05/2014	489	379
Newpage, Term Loan
0.000%, 11/16/2018 (A)	300	303
NRG Energy, Term Loan B
4.000%, 07/01/2018	496	501
NXP BV/Commitment, Term Loan
4.500%, 03/07/2017	394	397
NXP Semiconductors, Term Loan C
0.000%, 01/11/2020 (A)	750	754
Penn National Gaming, Term Loan B
3.750%, 06/14/2018	500	501
Phillips-Van Heusen, Term Loan B
0.000%, 12/19/2019 (A)	300	301
Progressive Waste Solutions, Term Loan B
3.500%, 10/22/2019	150	151
Quintiles Transnational, Term Loan B
4.500%, 05/26/2018	437	438
Raycom TV Broadcasting LLC, Tranche B Term Loan
4.500%, 05/31/2017	397	395
Realogy, Extended Term Loan
4.499%, 10/10/2016	68	68
4.461%, 10/10/2016	565	567
Remax International LLC, Term Loan
5.500%, 03/11/2016	440	438
Riverbed Technology, Term Loan
0.000%, 12/18/2019 (A)	220	222
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019 to 02/13/2019	498	467
Sealed Air, Term Loan B
4.000%, 10/03/2018	300	304
Sedgwick Claims Management
5.000%, 12/31/2016	119	119
Sensata Technologies, Term Loan
3.750%, 05/10/2018	494	496
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/2019	550	551
0.000%, 09/19/2019 (A)	250	250
Sheridan Healthcare, Term Loan
6.000%, 06/29/2018	499	504
Sheridan Holdings, Term Loan
9.000%, 06/29/2019	150	152
Smart & Final, Term Loan
5.750%, 11/08/2019	500	499
Standard Aero, Term Loan B2
6.250%, 10/19/2018	187	189

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Star West Generation LLC, Term Loan B
6.000%, 05/17/2018	$445	$445
Stations Casinos LLC, Term Loan B
5.500%, 09/18/2019	600	603
Surgical Care Affiliates LLC, Term Loan B
0.000%, 12/29/2017 (A)	600	594
Telesat Canada, Term Loan B
4.250%, 03/26/2019	399	402
Terex
4.500%, 04/28/2017	248	250
Texas Competitive Electric Holdings, Extending Term Loan
4.810%, 10/10/2017	90	60
4.713%, 10/10/2017	557	370
The Pantry, Term Loan B
5.750%, 07/31/2019	750	759
Trans Union LLC, Term Loan
5.500%, 02/26/2018	390	395
Transdigm, Term Loan
4.000%, 02/14/2017	491	494
Transdigm, Term Loan B2
4.000%, 02/14/2017	300	302
Tribune Company, Term Loan
0.000%, 12/17/2019 (A)	400	399
Tronox, 1st Lien Term Loan (Delayed)
4.250%, 02/08/2018	107	108
Tronox, Term Loan B
4.250%, 02/03/2018	392	396
TWCC Holding, Term Loan
4.250%, 02/11/2017	488	492
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	483	476
United Surgical Partners, Term Loan
5.250%, 04/30/2017	393	393
Univision Communications, Extended Term Loan B
4.462%, 03/31/2017	554	544
Valeant Pharmaceuticals International, Term Loan B
4.250%, 02/13/2019 to 09/27/2019	612	615
Vanguard Health, Term Loan
5.000%, 01/15/2016	686	692
Verint Systems, Term Loan B
4.500%, 10/06/2017	400	402
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/2010 (G)	2,000	—
Walter Energy, Term Loan B
5.750%, 04/02/2018	403	405
Warner Chilcott, Term Loan B1
4.250%, 03/14/2018 to 03/15/2018	91	92
Warner Chilcott, Term Loan B2
4.250%, 03/14/2018	33	33
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	46	46
Waste Industries, Term Loan B
4.750%, 03/16/2017	489	491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WCA Waste, Term Loan
5.500%, 03/23/2018	$249	$250
Web.Com Group, Term Loan, Tranche 1
5.500%, 10/27/2017	500	502
Weight Watchers International, Term Loan F
4.000%, 03/12/2019	498	501
West, Term Loan B
5.750%, 06/02/2018	338	343
WideOpenWest Finance LLC
6.250%, 07/12/2018	150	151
Yankee Candle
5.250%, 04/02/2019	498	502
Zayo Group LLC, Term Loan B
5.250%, 07/02/2019	185	187

Total Loan Participations (Cost $56,967) ($ Thousands)		55,081

CORPORATE OBLIGATIONS — 27.0%

Consumer Discretionary — 3.0%
Amazon.com
0.650%, 11/27/2015	450	450
Comcast
5.850%, 11/15/2015	400	455
Daimler Finance North America LLC
2.300%, 01/09/2015 (D)	500	512
ERAC USA Finance
1.400%, 04/15/2016 (D)	115	116
Newell Rubbermaid
2.000%, 06/15/2015	450	456
Nissan Motor Acceptance
3.250%, 01/30/2013 (D)	500	501
Penske Truck Leasing
2.500%, 07/11/2014 (D)	60	61
President and Fellows of Harvard College
3.700%, 04/01/2013	1,060	1,069
Reynolds Group
6.875%, 02/15/2021	185	199
5.750%, 10/15/2020 (D)	210	217
UR Financing Escrow
5.750%, 07/15/2018 (D)	50	54
Volkswagen International Finance
0.918%, 04/01/2014 (D) (E)	475	476
Walt Disney MTN
0.450%, 12/01/2015	600	597

		5,163

Consumer Staples — 2.9%
Anheuser-Busch InBev Worldwide
0.863%, 01/27/2014 (E)	250	251
0.800%, 07/15/2015	350	351
BAT International Finance
1.400%, 06/05/2015 (D)	500	507
Coca-Cola Enterprises
0.611%, 02/18/2014 (E)	600	601
ConAgra Foods
1.350%, 09/10/2015	65	65
Costco Wholesale
0.650%, 12/07/2015	750	750

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Heineken
0.800%, 10/01/2015 (D)	$325	$326
Kraft Foods Group
1.625%, 06/04/2015 (D)	500	509
PepsiCo
0.800%, 08/25/2014	385	387
0.390%, 05/10/2013 (E)	325	325
Reynolds American
1.050%, 10/30/2015	240	240
SABMiller Holdings
1.850%, 01/15/2015 (D)	500	510

		4,822

Energy — 0.3%
Enterprise Products Operating
1.250%, 08/13/2015	40	40
MEG Energy
6.375%, 01/30/2023 (D)	500	522

		562

Financials — 14.6%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	500	508
American Express Credit MTN
1.411%, 06/12/2015 (E)	616	626
American Honda Finance
1.850%, 09/19/2014 (D)	500	509
Bank of America
1.500%, 10/09/2015	300	302
Bank of Montreal MTN
0.780%, 09/11/2015 (E)	650	653
Bank of Nova Scotia
0.749%, 09/11/2015 (E)	375	375
0.525%, 10/10/2014 (E)	325	325
BB&T
1.013%, 04/28/2014 (E)	600	604
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	527
Caterpillar Financial Services MTN
1.375%, 05/20/2014	140	142
1.100%, 05/29/2015	500	504
Citigroup
0.862%, 08/25/2036 (E)	1,500	1,093
Danske Bank
1.390%, 04/14/2014 (D)(E)	650	644
FNMA
1.750%, 05/07/2013	500	503
1.000%, 09/23/2013	1,000	1,006
General Electric Capital MTN
1.180%, 05/09/2016 (E)	600	601
1.000%, 12/11/2015	275	276
Goldman Sachs Group MTN
1.600%, 11/23/2015	850	856
Hartford Financial Services Group
4.625%, 07/15/2013	330	336
HSBC USA
2.375%, 02/13/2015	295	303
Hyundai Capital America
1.625%, 10/02/2015 (D)	150	151
ILFC E-Capital Trust I
4.520%, 12/21/2065 (D)(E)	500	379
ING Bank
1.711%, 06/09/2014 (D)(E)	400	404

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Capital
0.950%, 06/29/2015	$350	$352
JPMorgan Chase Capital XXI, Ser U
1.263%, 02/02/2037 (E)	1,300	1,001
MassMutual Global Funding II
0.720%, 01/14/2014 (D)(E)	526	527
Mellon Funding
0.460%, 05/15/2014 (E)	400	400
Merrill Lynch
1.068%, 09/15/2036 (E)	700	581
Metropolitan Life Global Funding I
2.000%, 01/09/2015 (D)	275	282
1.700%, 06/29/2015 (D)	500	510
Monumental Global Funding III
0.540%, 01/15/2014 (D)(E)	500	500
Morgan Stanley
1.916%, 01/24/2014 (E)	500	503
1.293%, 04/29/2013 (E)	400	401
NCUA Guaranteed Notes
0.232%, 06/12/2013 (E)	295	295
New York Life Global Funding
1.300%, 01/12/2015 (D)	500	507
Principal Life Global Funding II
1.000%, 12/11/2015 (D)	250	250
0.976%, 07/09/2014 (D)(E)	120	120
Private Export Funding
4.974%, 08/15/2013	1,315	1,354
Royal Bank of Canada MTN
0.630%, 04/17/2014 (E)	600	601
Royal Bank of Scotland Group
2.550%, 09/18/2015	210	215
Simon Property Group †
6.750%, 05/15/2014	500	533
Societe Generale
2.200%, 09/14/2013 (D)	600	603
Standard Chartered PLC
1.260%, 05/12/2014 (D)(E)	600	602
State Street
0.660%, 03/07/2014 (E)	421	423
State Street Capital Trust IV
1.308%, 06/15/2037 (E)	375	292
Toronto-Dominion Bank
0.640%, 07/14/2014 (E)	310	311
Toyota Motor Credit
0.875%, 07/17/2015	500	502
Unitrin
6.000%, 05/15/2017	670	734
Wells Fargo
1.500%, 07/01/2015	750	763

		24,789

Health Care — 1.8%
AbbVie
1.072%, 11/06/2015 (D)(E)	550	556
Alere
9.000%, 05/15/2016	500	528
American Renal Holdings
8.375%, 05/15/2018	250	263
Biomet
6.500%, 08/01/2020 (D)	225	239
CHS
7.125%, 07/15/2020	250	267
McKesson
0.950%, 12/04/2015	235	235

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sanofi
0.620%, 03/28/2014 (E)	$750	$753
WellPoint
1.250%, 09/10/2015	210	212

		3,053

Industrials — 1.3%
Ceridian
8.875%, 07/15/2019 (D)	150	163
Clean Harbors
5.250%, 08/01/2020 (D)	350	365
Continental Airlines, Ser 061G
0.660%, 06/02/2013 (E)	569	558
Danaher
1.300%, 06/23/2014	400	404
Pentair Finance
1.350%, 12/01/2015 (D)	285	285
Precision Castparts
0.700%, 12/20/2015	135	135
United Technologies
1.200%, 06/01/2015	215	218

		2,128

Information Technology — 1.4%
Hewlett-Packard
0.710%, 05/30/2014 (E)	600	588
Texas Instruments
0.490%, 05/15/2013 (E)	600	600
Western Union
2.375%, 12/10/2015	85	85
0.890%, 03/07/2013 (E)	485	486
Xerox
1.130%, 05/16/2014 (E)	595	594

		2,353

Materials — 0.7%
E.I. du Pont de Nemours
0.730%, 03/25/2014 (E)	705	708
Packaging Dynamics
8.750%, 02/01/2016 (D)	500	523

		1,231

Telecommunication Services — 0.8%
AT&T
0.800%, 12/01/2015	450	450
Telesat Canada
6.000%, 05/15/2017 (D)	400	420
Verizon Communications
1.250%, 11/03/2014	550	557

		1,427

Utilities — 0.2%
DTE Energy
1.010%, 06/03/2013 (E)	255	255

Total Corporate Obligations (Cost $46,406) ($ Thousands)		45,783

MORTGAGE-BACKED SECURITIES — 21.4%

Agency Mortgage-Backed Obligations — 12.3%
FHLB
4.875%, 12/13/2013	1,000	1,044
1.875%, 06/21/2013	3,900	3,932
0.320%, 12/11/2013	1,500	1,502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC
6.000%, 09/01/2026	$222	$242
2.500%, 01/07/2014	1,500	1,536
FHLMC TBA
2.500%, 01/15/2028	600	626
FNMA
6.500%, 09/01/2026	151	169
6.000%, 11/01/2026 to 04/01/2040	1,407	1,539
5.000%, 02/01/2023 to 03/01/2025	381	414
FNMA TBA
3.500%, 01/01/2041	1,900	2,026
3.000%, 01/16/2026	3,100	3,272
2.500%, 01/01/2026	3,025	3,163
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.668%, 10/07/2020 (E)	507	509
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.663%, 01/08/2020 (E)	247	247
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.612%, 03/11/2020 (E)	230	230
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.563%, 03/06/2020 (E)	244	244
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.593%, 05/07/2020 (E)	244	245

		20,940

Non-Agency Mortgage-Backed Obligations — 9.1%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/2037 (D)	625	639
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.561%, 05/17/2060 (D) (E)	400	403
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.130%, 04/25/2035 (E)	491	443
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.014%, 11/25/2034 (E)	157	156
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.095%, 10/25/2035 (E)	327	293
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	445	445
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.866%, 09/25/2034 (E)	111	111
Commercial Mortgage Pass -Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (D)	481	508
Commercial Mortgage Pass - Through Certificates, Ser 2012-CR1, Cl A1
1.116%, 05/15/2045	674	680

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2012- CR3, Cl A1
0.666%, 11/15/2045	$274	$274
Commercial Mortgage Pass- Through Certificates, Ser 2012- CR4, Cl A1
0.704%, 10/15/2045	419	419
Commercial Mortgage Pass- Through Certificates, Ser CR2, Cl A1
0.824%, 08/15/2045	329	330
Commercial Mortgage Pass- Through Certificates, Ser 2006- FL12, Cl A2
0.309%, 12/15/2020 (D) (E)	209	207
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (D)	481	520
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.445%, 11/15/2021 (D) (E)	810	763
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (D)	475	517
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	305	305
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (E)	181	184
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.730%, 04/25/2035 (E)	268	244
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	526	525
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- C1, Cl A1
3.853%, 06/15/2043 (D)	497	528
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C4, Cl A1
1.525%, 07/15/2046 (D)	228	231
JPMorgan Chase Commercial Mortgage Securities, Ser 2012- LC9, Cl A1
0.670%, 12/15/2047	150	150
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	219	219
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.682%, 10/25/2036 (E)	598	506
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (E)	490	495
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.853%, 12/25/2034 (E)	233	230
Morgan Stanley, Ser 12
1.000%, 03/27/2051	512	504

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012- C6, Cl A1
0.664%, 11/15/2045	$177	$176
Morgan Stanley Capital I Trust, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (E)	439	460
MortgageIT Trust, Ser 2005-5, Cl A1
0.470%, 12/25/2035 (E)	839	710
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.511%, 12/20/2034 (E)	160	149
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.531%, 11/20/2034 (E)	195	189
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.431%, 03/20/2035 (E)	93	84
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	503	504
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.469%, 12/15/2044 (E)	300	335
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.466%, 03/25/2036 (E)	359	311
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	506	506
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/2035 (E)	354	347
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	512	511
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (D)	260	266

		15,377

Total Mortgage-Backed Securities (Cost $36,596) ($ Thousands)		36,317

ASSET-BACKED SECURITIES — 20.9%

Automotive — 11.7%
AESOP Funding II LLC, Ser 2009- 2A, Cl A
5.680%, 02/20/2014 (D)	138	139
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (D)	512	519
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	325
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	243	243
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	650	665

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2012-4, Cl A3
0.590%, 01/17/2017	$405	$406
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/2015 (D)	228	228
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016 (D)	565	565
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	525	525
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	576	581
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	275	276
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	99	99
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	68	68
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	12	12
ARI Fleet Lease Trust, Ser 2012- B, Cl A
0.509%, 01/15/2021 (D) (E)	243	243
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	201	202
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	143	143
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	325	325
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	569
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	210	211
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	187	188
CarMax Auto Owner Trust, Ser 2009-1, Cl A4
5.810%, 12/16/2013	10	10
Chesapeake Funding, Ser 2012- 1A, Cl A
0.963%, 11/07/2023 (D) (E)	240	241
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A4
1.420%, 01/15/2015	550	556

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	$411	$411
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	339	339
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	40	40
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	488
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	236	236
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A2
0.620%, 09/15/2014	96	96
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	170	170
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	661	664
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	145	145
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	104	104
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (D)	445	456
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/2014 (D)	243	244
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	325	326
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	145	146
Huntington Auto Trust, Ser 2012- 2, Cl A3
0.510%, 04/17/2017	456	456
Hyundai Auto Lease Securitization Trust, Ser 2012- A, Cl A3
0.920%, 08/17/2015 (D)	495	498
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	220	221
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/2015	415	417
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/17/2014	26	26
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/2014 (D)	181	181
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	455	455

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	$194	$195
Mercedes-Benz Master Owner Trust, Ser 2012-AA
0.790%, 11/15/2017 (D)	310	310
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (D)	374	374
Motor PLC, Ser 2012-12A, Cl A1B
0.708%, 02/25/2020 (D) (E)	650	651
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	550	552
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	490	490
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	500	502
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/2014	361	362
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	14	14
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (D)	335	335
Santander Consumer Acquired Receivables Trust, Ser 2011- WO, Cl A3
1.400%, 10/15/2014 (D)	200	200
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	252	252
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	23	23
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.540%, 07/15/2016	480	480
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	401	403
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	265	266
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/2014	160	160
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/2016	343	346
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	94	94
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	181	181
World Omni Automobile Lease Securitization Trust, Ser 2011- A, Cl A2
0.810%, 10/15/2013	101	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2012- A, Cl A3
0.930%, 11/16/2015	$81	$81

		19,830

Credit Cards — 2.5%
Chase Issuance Trust, Ser 2012- A3, Cl A3
0.790%, 06/15/2017	495	498
Chase Issuance Trust, Ser 2012- A5, Cl A5
0.590%, 08/15/2017	675	676
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.959%, 08/15/2018 (D) (E)	500	520
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	222
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	202
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.419%, 11/16/2015 (E)	300	300
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	440
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	479
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (D)	525	525
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (D)	330	331

		4,193

Other Asset-Backed Securities — 6.7%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.956%, 01/15/2015 (D) (E)	650	651
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	607
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	440	442
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (D)	750	755
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	547
CNH Equipment Trust, Ser 2010- A, Cl A4
2.490%, 01/15/2016	517	522
CNH Equipment Trust, Ser 2012- B, Cl A3
0.860%, 09/15/2017	220	221
CNH Equipment Trust, Ser 2011- C, Cl A2
0.900%, 04/15/2015	193	193

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2012- C, Cl A3
0.570%, 12/15/2017	$280	$280
Ford Credit Floorplan Master Owner Trust, Ser 2011-2, Cl A1
1.320%, 09/15/2015	240	241
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.558%, 09/15/2016 (E)	505	505
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.679%, 01/15/2016 (E)	720	723
GE Business Loan Trust, Ser 2004-2A, Cl A
0.429%, 12/15/2032 (D) (E)	73	68
GE Business Loan Trust, Ser 2003-2A, Cl B
1.209%, 11/15/2031 (D) (E)	49	43
GE Business Loan Trust, Ser 2004-2A, Cl B
0.689%, 12/15/2032 (D) (E)	55	45
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.781%, 02/20/2017 (E)	640	642
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.701%, 06/20/2017 (E)	455	455
GE Equipment Midticket, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (D)	68	68
GE Equipment Small Ticket, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (D)	330	331
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/2019	250	252
GE Equipment Transportation, Ser 2012-2, Cl A3
0.620%, 07/25/2016	391	392
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
Katonah, Ser 2005-7A, Cl B
0.730%, 11/15/2017 (D) (E)	700	645
MMAF Equipment Finance, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (D)	600	601
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.727%, 03/25/2026 (E)	474	477
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.056%, 12/16/2024 (D) (E)	267	267
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.415%, 10/25/2016 (E)	148	149
Triton Container Finance, Ser 2006-1A, Cl N
0.380%, 11/26/2021 (D) (E)	294	287

		11,284

Total Asset-Backed Securities (Cost $35,335) ($ Thousands)		35,307

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.6%
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	$490	$509
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	231
1.044%, 04/01/2014	220	221

Total Municipal Bonds (Cost $957) ($ Thousands)		961

COMMON STOCK — 0.0%

Energy — 0.0%
JHT Holding *	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **††	7,170,602	7,171

Total Cash Equivalent (Cost $7,171) ($ Thousands)		7,171

REPURCHASE AGREEMENT (F) — 1.5%
Goldman Sachs 0.250%, dated 12/31/12, to be repurchased on 01/02/13,repurchase price $2,500,035 (Collateralized by various U.S. Government obligations, ranging in par value $30,000- $3,190,895, 2.340%-6.500%, 03/01/15-09/01/47; total market value $2,550,000).	2,500	2,500

Total Repurchase Agreement (Cost $2,500) ($ Thousands)		2,500

Total Investments — 108.1% (Cost $185,932) ($ Thousands) ‡		$183,120

The list of open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(18)	Mar-2013	$9
U.S. 2-Year Treasury Note	(23)	Mar-2013	(1)
U.S. 5-Year Treasury Note	(39)	Mar-2013	6

			$14

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

Percentages are based on Net Assets of $169,399 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Unsettled bank loan. Interest rate not available.

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $16 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Security considered illiquid and restricted. The total value of such security as of December 31, 2012 was $16 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012.

(F)	Tri-Party Repurchase Agreement.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $185,932 ($ Thousands), and the unrealized appreciation and depreciation were $1,502 ($ Thousands) and $(4,314) ($ Thousands) respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The restricted securities held by the Fund as of December 31, 2012, is as follows:

	Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($Thousands)	% of Net Assets
JHT Holding, 2nd Lien	$49	12/16/08	12/16/08	$54	$16	0.01%

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2012

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Loan Participations	$—	$55,065	$16	$55,081
Corporate Obligations	—	45,783	—	45,783
Mortgage-Backed Securities	—	36,317	—	36,317
Asset-Backed Securities	—	35,307	—	35,307
Municipal Bonds	—	961	—	961
Common Stock	—	—	—	—
Cash Equivalent	7,171	—	—	7,171
Repurchase Agreement	—	2,500	—	2,500

Total Investments in Securities	$7,171	$175,933	$16	$183,120

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$14	$—	$—	$14

Total Other Financial Instruments	$14	$—	$—	$14

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 37.1%

Agency Mortgage-Backed Obligations — 30.8%
FHLMC
7.500%, 11/01/2029 to 09/01/2032	$854	$1,038
7.000%, 06/01/2015 to 12/01/2031	160	186
6.500%, 06/01/2017 to 09/01/2039	1,712	1,890
6.000%, 03/01/2020 to 07/01/2037	7,487	8,235
5.500%, 03/01/2014 to 08/01/2038	14,481	15,770
5.000%, 10/01/2018 to 04/01/2042	33,571	36,783
4.500%, 07/01/2026 to 09/01/2042	24,632	27,524
4.000%, 04/01/2019 to 12/01/2042	31,408	34,342
3.500%, 12/01/2025 to 11/01/2042	12,039	12,938
3.000%, 07/01/2032 to 10/01/2042	1,331	1,402
2.500%, 11/01/2027	6,491	6,805
1.350%, 04/29/2014	560	568
FHLMC ARM
5.883%, 03/01/2037 (A)	27	29
5.721%, 11/01/2037 (A)	3	3
5.580%, 10/01/2038 (A)	143	155
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	53	58
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	1,089	1,229
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	634	724
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	244	288
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,653	1,903
FHLMC CMO, Ser 2002-48, Cl 1A
6.142%, 07/25/2033 (A)	18	21
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	230	264
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	190	220
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	260	298
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	270	323
FHLMC CMO, Ser 2005-2945, Cl SA
11.918%, 03/15/2020(A)	1,253	1,497
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	962	1,082

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2006-3256, Cl S, IO
6.481%, 12/15/2036 (A)	$1,780	$321
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,951	3,398
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	1,836	1,939
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/2038	595	643
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.821%, 05/15/2038 (A)	529	57
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,447	1,634
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.021%, 01/15/2040 (A)	275	40
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	1,116	1,226
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	467	480
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.391%, 11/15/2041 (A)	1,127	258
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.841%, 08/15/2039 (A)	3,127	400
FHLMC CMO, Ser 2012-4057, Cl BS, IO
5.841%, 09/15/2039 (A)	777	184
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.841%, 04/15/2039 (A)	2,835	615
FHLMC CMO, Ser 2012-4063, Cl S, IO
5.741%, 06/15/2042 (A)	192	46
FHLMC CMO, Ser 2012-4073, Cl SB, IO
5.791%, 07/15/2042 (A)	2,169	565
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	873	102
FHLMC CMO, Ser 2012-4102, Cl MS, IO
6.391%, 09/15/2042 (A)	1,085	330
FHLMC CMO, Ser 2012-4120, Cl SV, IO
5.941%, 10/15/2042 (A)	597	169
FHLMC CMO, Ser 2012-4136, Cl SG
5.941%, 11/15/2042 (A)	799	239
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	959
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/2019	738	859

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	$3,540	$3,592
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.217%, 01/25/2020 (A)	2,691	160
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.401%, 04/25/2020 (A)	8,692	583
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.833%, 06/25/2020 (A)	9,047	851
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.674%, 08/25/2020 (A)	3,095	256
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.843%, 07/25/2021 (A)	3,175	358
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.739%, 10/25/2021 (A)	1,276	139
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.456%, 12/25/2021 (A)	1,639	163
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1, IO
1.724%, 02/25/2018 (A)	10,206	696
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, Cl X1, IO
2.094%, 05/25/2018 (A)	5,758	555
FHLMC TBA
3.500%, 09/01/2032	950	1,030
3.000%, 02/15/2042 to 03/15/2043	3,400	3,544
2.500%, 04/15/2027 to 03/01/2043	10,700	11,138
FNMA
7.000%, 09/01/2026 to 02/01/2039	3,646	4,331
6.500%, 05/01/2017 to 10/01/2036	1,115	1,224
6.000%, 10/01/2019 to 10/01/2040	30,724	33,924
5.500%, 06/01/2014 to 07/01/2039	4,731	5,174
5.000%, 01/01/2020 to 09/01/2041	43,933	48,476
4.500%, 04/01/2025 to 12/01/2041	21,739	23,664
4.338%, 11/01/2021	3,003	3,498
4.304%, 07/01/2021	3,092	3,610
4.000%, 08/01/2020 to 01/01/2043	56,562	62,320
3.763%, 12/01/2020	3,139	3,564
3.665%, 10/01/2020	1,871	2,097
3.632%, 12/01/2020	2,142	2,395

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.500%, 04/01/2032 to 12/01/2042	$17,284	$18,667
3.000%, 06/01/2032 to 09/01/2042	2,963	3,120
2.500%, 10/01/2022 to 10/01/2042	5,756	6,010
0.500%, 10/22/2015	3,480	3,485
FNMA ARM
6.277%, 09/01/2037 (A)	155	170
5.879%, 09/01/2037 (A)	85	92
2.147%, 10/01/2035 to 11/01/2035 (A)	3,944	4,149
2.128%, 11/01/2035 (A)	619	650
2.118%, 11/01/2035 (A)	488	514
2.117%, 11/01/2035 (A)	590	621
2.113%, 11/01/2035 (A)	1,919	2,012
2.112%, 11/01/2035 (A)	499	524
2.078%, 10/01/2035 (A)	317	333
2.067%, 10/01/2035 (A)	2,657	2,785
FNMA CMO STRIPS, Ser 2005- 360, Cl 2, IO
5.000%, 08/01/2035	6,626	818
FNMA CMO STRIPS, Ser 2012- 409, Cl C2, IO
3.000%, 04/25/2027	1,781	184
FNMA CMO STRIPS, Ser 2012- 409, Cl C13, IO
3.500%, 11/25/2041	1,160	126
FNMA CMO STRIPS, Ser 2012- 409, Cl C22, IO
4.500%, 11/25/2039	2,228	235
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	849	940
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	205	250
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	896	1,011
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	2,783	3,034
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	325	353
FNMA CMO, Ser 2006-112, Cl ST, IO
6.490%, 11/25/2036(A)	6,095	830
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	187	208
FNMA CMO, Ser 2008-22, Cl SI, IO
6.220%, 03/25/2037(A)	9,586	1,249
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	1,005	1,094
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/2019	1,359	1,570
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	5,585	5,322
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/2039	550	599

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/2019	$1,459	$1,656
FNMA CMO, Ser 2010-118, Cl YB, IO
6.290%, 10/25/2040 (A)	1,158	191
FNMA CMO, Ser 2010-136, Cl SA, IO
5.790%, 12/25/2040 (A)	2,778	494
FNMA CMO, Ser 2010-142, Cl SM, IO
6.320%, 12/25/2040 (A)	538	78
FNMA CMO, Ser 2010-150, Cl SK, IO
6.320%, 01/25/2041 (A)	1,512	263
FNMA CMO, Ser 2010-150, Cl SN, IO
6.320%, 01/25/2041 (A)	1,701	296
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/2040	1,378	1,506
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/2019	467	533
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/2020 (A)	2,911	3,363
FNMA CMO, Ser 2011-117, Cl LS, IO
6.390%, 10/25/2040 (A)	2,286	540
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/2041	994	1,062
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	5,108	5,384
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,837	2,204
FNMA CMO, Ser 2011-59, Cl SW, IO
6.430%, 07/25/2041 (A)	2,969	407
FNMA CMO, Ser 2011-63, Cl SW, IO
6.470%, 07/25/2041 (A)	1,417	219
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.740%, 09/25/2041 (A)	2,703	503
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	2,086	255
FNMA CMO, Ser 2011-96, Cl SA, IO
6.340%, 10/25/2041 (A)	4,307	906
FNMA CMO, Ser 2012-111, Cl JS, IO
5.890%, 07/25/2040 (A)	992	252
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	5,744	6,006
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	524	546
FNMA CMO, Ser 2012-17, Cl SA, IO
6.490%, 07/25/2026 (A)	3,572	614

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-17, Cl WS, IO
6.340%, 07/25/2039 (A)	$647	$142
FNMA CMO, Ser 2012-25, Cl B
6.500%, 03/25/2042	1,300	1,520
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	400	445
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	1,016	1,130
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/2042	12,000	13,353
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.390%, 04/25/2042 (A)	500	89
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,900	2,124
FNMA CMO, Ser 2012-63, Cl DS, IO
6.340%, 03/25/2039 (A)	1,170	305
FNMA CMO, Ser 2012-66, Cl SA, IO
5.790%, 06/25/2042 (A)	533	95
FNMA CMO, Ser 2012-70, Cl YS, IO
6.440%, 02/25/2041 (A)	289	67
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042	100	94
FNMA CMO, Ser 2012-74, Cl SA, IO
6.440%, 03/25/2042 (A)	1,300	251
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042	200	188
FNMA CMO, Ser 2012-75, Cl AS, IO
6.440%, 03/25/2042 (A)	1,000	189
FNMA CMO, Ser 2012-76, Cl AC
6.500%, 07/25/2042	1,570	1,766
FNMA CMO, Ser 2012-84, Cl KS, IO
5.790%, 08/25/2042 (A)	3,747	511
FNMA CMO, Ser 2012-93, Cl SG, IO
5.890%, 09/25/2042 (A)	494	134
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	4,734	5,023
FNMA CMO, Ser 2012-M15, Cl A
2.657%, 10/25/2022 (A)	3,644	3,819
FNMA TBA
4.000%, 11/15/2034 to 01/25/2043	6,103	6,604
3.500%, 01/25/2033 to 01/01/2041	11,300	12,056
3.000%, 01/01/2043 to 03/15/2043	61,545	64,439
2.500%, 01/01/2026 to 02/15/2027	18,800	19,620
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	248	289

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA
8.000%, 11/15/2029 to 09/15/2030	$89	$104
7.500%, 03/15/2029 to 10/15/2031	201	232
7.000%, 08/15/2013	4	4
6.500%, 04/15/2026 to 09/15/2035	4,999	5,838
6.000%, 03/15/2014 to 10/20/2040	12,352	13,882
5.000%, 10/20/2039 to 11/20/2040	6,358	7,044
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	2,917	3,350
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	359	396
GNMA CMO, Ser 2007-17, Cl IB, IO
6.039%, 04/20/2037 (A)	1,407	319
GNMA CMO, Ser 2009-106, Cl SU, IO
5.989%, 05/20/2037 (A)	1,144	172
GNMA CMO, Ser 2010-113, Cl BS, IO
5.789%, 09/20/2040 (A)	1,078	169
GNMA CMO, Ser 2010-121, Cl SE, IO
5.789%, 09/20/2040 (A)	952	167
GNMA CMO, Ser 2010-14, Cl SH, IO
5.791%, 02/16/2040 (A)	513	106
GNMA CMO, Ser 2010-157, Cl SP, IO
4.039%, 12/20/2040 (A)	3,243	446
GNMA CMO, Ser 2010-167, Cl US, IO
6.419%, 11/20/2038 (A)	382	48
GNMA CMO, Ser 2010-20, Cl SC, IO
5.939%, 02/20/2040 (A)	3,632	598
GNMA CMO, Ser 2010-3, Cl MS, IO
6.339%, 11/20/2038 (A)	540	74
GNMA CMO, Ser 2010-31, Cl GS, IO
6.289%, 03/20/2039 (A)	469	74
GNMA CMO, Ser 2010-35, Cl AS, IO
5.539%, 03/20/2040 (A)	1,815	270
GNMA CMO, Ser 2010-35, Cl DS, IO
5.469%, 03/20/2040 (A)	3,323	509
GNMA CMO, Ser 2010-4, Cl NS, IO
6.181%, 01/16/2040 (A)	15,141	2,493
GNMA CMO, Ser 2010-47, Cl XN, IO
6.341%, 04/16/2034 (A)	386	21

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-85, Cl HS, IO
6.439%, 01/20/2040 (A)	$359	$62
GNMA CMO, Ser 2010-H27, Cl FA
0.590%, 12/20/2060 (A)	1,958	1,961
GNMA CMO, Ser 2010-H28, Cl FE
0.610%, 12/20/2060 (A)	1,211	1,212
GNMA CMO, Ser 2011-11, Cl SA, IO
5.789%, 01/20/2041 (A)	665	98
GNMA CMO, Ser 2011-141, Cl HS, IO
5.889%, 10/20/2041 (A)	1,138	270
GNMA CMO, Ser 2011-146, Cl YS, IO
6.441%, 11/16/2041 (A)	435	105
GNMA CMO, Ser 2011-32, Cl S, IO
5.791%, 03/16/2041 (A)	162	20
GNMA CMO, Ser 2011-32, Cl SD, IO
5.789%, 03/20/2041 (A)	341	54
GNMA CMO, Ser 2011-40, Cl SA, IO
5.921%, 02/16/2036 (A)	1,573	205
GNMA CMO, Ser 2011-70, Cl BS, IO
6.491%, 12/16/2036 (A)	683	98
GNMA CMO, Ser 2011-H08, Cl FG
0.690%, 03/20/2061 (A)	1,221	1,229
GNMA CMO, Ser 2011-H09, Cl AF
0.710%, 03/20/2061 (A)	851	857
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,064	160
GNMA CMO, Ser 2012-98, Cl SA, IO
5.891%, 08/16/2042 (A)	943	222
GNMA TBA
4.500%, 01/15/2040	3,900	4,270
4.000%, 01/01/2040	2,500	2,742
3.500%, 01/15/2041	5,500	5,975
3.000%, 01/01/2043 to 01/22/2043	10,260	10,908
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	912	962
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.583%, 11/06/2017 (A)	2,353	2,358
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.683%, 11/05/2020 (A)	1,637	1,643

		681,594

Non-Agency Mortgage-Backed Obligations — 6.3%
American Home Mortgage Investment Trust, Ser 2005- 1, Cl 6A
2.553%, 06/25/2045 (A)	3,269	3,084

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Home Mortgage Investment Trust, Ser 2005- 4, Cl 5A
2.303%, 11/25/2045 (A)	$3,014	$2,355
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.762%, 05/10/2045 (A)	80	90
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl A4
5.451%, 01/15/2049	592	685
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/2033	14	15
Banc of America Funding, Ser 2006-G, Cl 2A3
0.381%, 07/20/2036 (A)	1,877	1,855
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	65	66
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	3,280	3,559
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	253	276
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.802%, 06/10/2049 (A)	1,360	1,369
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.302%, 05/25/2034 (A)	760	757
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	5	5
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	712	725
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	32	32
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.302%, 10/12/2042 (A)	3,875	4,299
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	50	59
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/2047	540	597
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	656	707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl AM
5.702%, 12/10/2049 (A)	$70	$79
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	105	106
Commercial Mortgage Pass -Through Certficates, Ser CR2, Cl ASB
2.752%, 08/15/2045	673	705
Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (B)	826	826
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	1,044	1,072
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl ASB
2.372%, 11/15/2045	461	472
Commercial Mortgage Pass- Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	986	1,057
Commercial Mortgage Pass- Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/2045	854	920
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	866	915
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	174	178
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.260%, 08/25/2035 (A)	348	208
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.541%, 11/20/2035 (A)	3,773	2,571
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.610%, 09/25/2035 (A)(B)	2,698	2,265
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.774%, 10/25/2033 (A)	2,322	2,247
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	216	221
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	939	1,009

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	$2,752	$3,125
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	1,320	1,533
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (B)	2,647	2,653
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,343	1,553
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.603%, 08/10/2044 (A) (B)	2,896	134
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.660%, 06/20/2034 (A)	559	500
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	1,461	1,525
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.610%, 11/19/2044 (A)	1,841	1,011
Fund America Investors II, Ser 1993-A, Cl A2
4.310%, 06/25/2023 (A)	93	95
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	2,253	2,385
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/2049	210	240
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/2034	42	42
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	348	356
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	523	564
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	3,594	3,746
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	1,964	2,003
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	1,660	1,834
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.064%, 07/10/2038 (A)	1,537	1,765

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
5.867%, 07/10/2038 (A)	$400	$450
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	317	370
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	5,017
GS Mortgage Securities II, Ser 2011-GC5, Cl XA, IO
1.925%, 08/10/2044 (A) (B)	1,221	105
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	393	403
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	47	49
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.427%, 10/25/2033 (A)	992	1,017
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.769%, 07/25/2035 (A)	7,000	6,350
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,469	1,661
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.557%, 08/25/2036 (A)	467	465
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	306	310
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	1,191	1,257
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	116	118
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	343	385
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	184	193
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	480	549
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	295	350
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.880%, 02/12/2051 (A)	20	23

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	$326	$349
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	494	547
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (B)	426	499
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	514	526
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.071%, 07/15/2044 (A)	303	318
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	97	99
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/2029 (A)	111	117
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	870	937
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	76	79
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	51	59
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,642	2,583
Merrill Lynch Commecial Mortgage Series, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	150	166
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.147%, 02/25/2034 (A)	1,083	1,117
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	371	390
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
5.849%, 06/12/2050 (A)	521	599
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	1,259	1,433
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.344%, 05/25/2029 (A)	686	683
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	385	405

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl XA, IO
1.937%, 08/15/2045 (A) (B)	$2,159	$242
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	921	947
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	44	44
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	75	75
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	135	148
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.357%, 11/14/2042 (A)	56	56
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	3,230	3,531
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/2044 (A)	2,280	2,615
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	2,500	2,777
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,600	1,858
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	765	824
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	514
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	1,337	1,415
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	15	15
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/2035	213	213
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.322%, 02/25/2047 (A)	84	74
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/2025 (B)	1,105	1,113
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	297	307
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	302	305
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.793%, 12/25/2034 (A)	760	765

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	$59	$60
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	110	112
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.530%, 10/25/2035 (A)	1,112	857
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
3.032%, 08/25/2015 (A)	6,381	4,707
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	2,154	1,992
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	555	580
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AAB
2.459%, 12/10/2045	1,233	1,253
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (B)	380	384
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (B)	6	6
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	146	148
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	275	279
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.500%, 10/25/2047 (A)	3,051	2,897
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.467%, 05/25/2035 (A)	9,220	8,308
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.034%, 10/25/2046 (A)	2,941	2,138
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.615%, 06/25/2034 (A)	1,696	1,712
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.152%, 02/15/2044 (A)(B)	3,552	173
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,450

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.608%, 06/15/2045 (A)(B)	$368	$40
WF-RBS Commercial Mortgage Trust, Ser C8, Cl A3
3.001%, 08/15/2045	1,685	1,760

		139,122

Total Mortgage-Backed Securities (Cost $796,760) ($ Thousands)		820,716

CORPORATE OBLIGATIONS — 27.7%

Consumer Discretionary — 1.7%
Boyd Gaming
9.000%, 07/01/2020 (B)	380	375
CC Holdings GS V
3.849%, 04/15/2023 (B)	570	580
CityCenter Holdings
7.625%, 01/15/2016	160	171
Comcast
6.500%, 01/15/2015	885	986
6.500%, 01/15/2017	2,385	2,877
5.650%, 06/15/2035	120	141
5.300%, 01/15/2014	2,340	2,455
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,220	1,844
Daimler Finance North America
6.500%, 11/15/2013	1,320	1,386
1.875%, 09/15/2014 (B)	1,310	1,332
1.300%, 07/31/2015 (B)	1,435	1,443
DIRECTV Holdings
6.000%, 08/15/2040	950	1,054
5.150%, 03/15/2042	145	147
3.800%, 03/15/2022	405	418
DISH DBS
7.875%, 09/01/2019	690	818
6.750%, 06/01/2021	320	365
Echostar DBS
7.750%, 05/31/2015	30	34
ERAC USA Finance
5.625%, 03/15/2042 (B)	619	686
3.300%, 10/15/2022 (B)	203	206
Gap
5.950%, 04/12/2021	937	1,072
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	974	990
NBCUniversal Media
4.450%, 01/15/2043	462	468
2.875%, 01/15/2023	645	648
News America
6.650%, 11/15/2037	180	233
6.200%, 12/15/2034	65	79
6.150%, 03/01/2037	1,546	1,897
6.150%, 02/15/2041	243	308
Omnicom Group
3.625%, 05/01/2022	335	349
Pearson Funding Four
3.750%, 05/08/2022 (B)	326	344
Reynolds Group
6.875%, 02/15/2021	180	194
Reynolds Group Issuer
7.125%, 04/15/2019	1,290	1,387

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner
6.250%, 03/29/2041	$525	$648
4.750%, 03/29/2021	730	839
Time Warner Cable
8.250%, 04/01/2019	2,465	3,280
6.550%, 05/01/2037	1,645	2,035
5.875%, 11/15/2040	830	967
5.500%, 09/01/2041	405	451
4.500%, 09/15/2042	430	419
United Business Media
5.750%, 11/03/2020 (B)	550	580
University of Pennsylvania
4.674%, 09/01/2112	415	463
Walt Disney MTN
1.100%, 12/01/2017	390	391
WPP Finance 2010
5.125%, 09/07/2042	129	126
WPP Finance UK
8.000%, 09/15/2014	240	266
Wyndham Worldwide
4.250%, 03/01/2022	311	321
2.950%, 03/01/2017	315	322

		36,395

Consumer Staples — 1.7%
Altria Group
9.250%, 08/06/2019	1,250	1,739
4.750%, 05/05/2021	720	816
2.850%, 08/09/2022	830	821
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,570	3,433
5.375%, 01/15/2020	1,360	1,655
5.050%, 10/15/2016	940	1,075
5.000%, 04/15/2020	560	670
2.500%, 07/15/2022	330	332
1.375%, 07/15/2017	1,461	1,476
0.800%, 07/15/2015	1,780	1,785
Coca-Cola
1.800%, 09/01/2016	985	1,017
ConAgra Foods
1.350%, 09/10/2015	395	395
Diageo Capital
4.828%, 07/15/2020	1,580	1,860
Diageo Investment
2.875%, 05/11/2022	190	196
Heineken
1.400%, 10/01/2017 (B)	655	653
HJ Heinz
5.350%, 07/15/2013	510	523
Kellogg
1.750%, 05/17/2017	225	228
Kraft Foods
6.500%, 02/09/2040	655	880
5.375%, 02/10/2020	925	1,117
Kraft Foods Group
6.500%, 02/09/2040 (B)	565	742
5.375%, 02/10/2020 (B)	1,015	1,219
3.500%, 06/06/2022 (B)	2,400	2,562
Molson Coors Brewing
3.500%, 05/01/2022	100	106
PepsiCo
2.750%, 03/05/2022	1,250	1,284
2.500%, 05/10/2016	620	653
1.250%, 08/13/2017	1,045	1,049
0.700%, 08/13/2015	1,090	1,091

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pernod-Ricard
5.750%, 04/07/2021 (B)	$794	$950
4.450%, 01/15/2022 (B)	1,050	1,161
2.950%, 01/15/2017 (B)	360	379
Philip Morris International
4.500%, 03/20/2042	530	576
2.900%, 11/15/2021	1,030	1,071
2.500%, 08/22/2022	460	462
1.125%, 08/21/2017	768	766
Reynolds American
6.750%, 06/15/2017	1,260	1,522
3.250%, 11/01/2022	340	341
Safeway
4.750%, 12/01/2021 (C)	550	567
3.950%, 08/15/2020	70	70
Tyson Foods
4.500%, 06/15/2022	750	812
Wal-Mart Stores
5.625%, 04/15/2041 (C)	275	360

		38,414

Energy — 3.5%
Access Midstream Partners
6.125%, 07/15/2022 (C)	680	733
4.875%, 05/15/2023	60	61
Anadarko Finance, Ser B
7.500%, 05/01/2031	910	1,204
Anadarko Petroleum
6.375%, 09/15/2017	410	490
Apache
6.000%, 09/15/2013	1,670	1,733
4.250%, 01/15/2044	395	404
2.625%, 01/15/2023	735	734
Arch Coal
7.000%, 06/15/2019 (C)	920	856
Baker Hughes
7.500%, 11/15/2018	1,230	1,630
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	1,003
BP Capital Markets
5.250%, 11/07/2013	1,790	1,863
3.875%, 03/10/2015	210	224
3.561%, 11/01/2021	100	108
3.245%, 05/06/2022	230	242
2.500%, 11/06/2022	525	520
1.375%, 11/06/2017	235	235
Canadian Oil Sands
6.000%, 04/01/2042 (B)(C)	603	708
Chesapeake Energy
6.875%, 11/15/2020 (C)	450	488
6.775%, 03/15/2019	20	20
6.500%, 08/15/2017 (C)	275	298
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	110	114
Concho Resources
5.500%, 10/01/2022 (C)	560	591
Conoco Funding
7.250%, 10/15/2031	50	74
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	1,130	1,487
Consol Energy
8.250%, 04/01/2020	660	714

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DCP Midstream Operating
4.950%, 04/01/2022	$777	$825
2.500%, 12/01/2017	920	915
Devon Energy
5.600%, 07/15/2041	1,635	1,942
3.250%, 05/15/2022	630	657
El Paso
6.950%, 06/01/2028	6,750	6,766
El Paso Pipeline Partners Operating
4.700%, 11/01/2042	280	275
4.100%, 11/15/2015	615	660
Encana
6.500%, 02/01/2038	1,130	1,413
Energen
4.625%, 09/01/2021	630	656
Energy Transfer Partners
6.500%, 02/01/2042	227	278
Enterprise Products Operating
9.750%, 01/31/2014	1,910	2,090
6.125%, 10/15/2039	50	60
5.950%, 02/01/2041	120	145
5.700%, 02/15/2042	30	35
5.250%, 01/31/2020	30	36
EOG Resources
2.625%, 03/15/2023	189	190
Hess
7.875%, 10/01/2029	1,070	1,488
7.300%, 08/15/2031	450	606
Husky Energy
7.250%, 12/15/2019	204	265
Kerr-McGee
7.875%, 09/15/2031	670	890
6.950%, 07/01/2024	1,600	2,027
Key Energy Services
6.750%, 03/01/2021 (C)	1,290	1,290
Kinder Morgan Energy Partners
6.000%, 02/01/2017	505	590
5.000%, 12/15/2013	720	747
5.000%, 08/15/2042	234	248
Marathon Petroleum
6.500%, 03/01/2041	284	360
MarkWest Energy Partners
6.250%, 06/15/2022	200	218
5.500%, 02/15/2023	320	347
Murphy Oil
5.125%, 12/01/2042	155	151
3.700%, 12/01/2022	590	588
Noble Energy
4.150%, 12/15/2021	1,370	1,512
Occidental Petroleum
3.125%, 02/15/2022	780	830
2.700%, 02/15/2023	660	673
ONEOK Partners
6.125%, 02/01/2041	235	282
2.000%, 10/01/2017	475	479
Peabody Energy
6.500%, 09/15/2020	630	676
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,667	2,117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Petrobras International Finance
6.125%, 10/06/2016	$655	$740
5.750%, 01/20/2020	574	653
5.375%, 01/27/2021	2,080	2,342
3.875%, 01/27/2016	600	633
3.500%, 02/06/2017	1,385	1,452
2.875%, 02/06/2015	530	544
Petro-Canada
6.800%, 05/15/2038	1,665	2,271
Petroleos Mexicanos
5.500%, 06/27/2044 (B)	260	286
2.000%, 12/20/2022	376	385
1.950%, 12/20/2022	1,068	1,089
1.700%, 12/20/2022	829	835
QEP Resources
6.875%, 03/01/2021	520	599
Rowan
5.400%, 12/01/2042	440	446
Schlumberger Investment
1.950%, 09/14/2016 (B)	810	831
SESI
7.125%, 12/15/2021	180	200
Shell International Finance
4.375%, 03/25/2020	1,700	1,972
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	490	508
Southern Natural Gas
8.000%, 03/01/2032	170	242
Southern Union
8.250%, 11/15/2029	1,315	1,671
Statoil
1.200%, 01/17/2018	840	840
Talisman Energy
7.750%, 06/01/2019	432	557
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,638	2,353
Total Capital International
1.550%, 06/28/2017	309	314
Transocean
6.375%, 12/15/2021	845	1,027
Western Gas Partners
5.375%, 06/01/2021	180	206
4.000%, 07/01/2022	312	328
Williams
7.875%, 09/01/2021	1,338	1,724
7.750%, 06/15/2031	861	1,099
WPX Energy
6.000%, 01/15/2022	290	312

		76,333

Financials — 13.5%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	650	676
Achmea Hypotheekbank
3.200%, 11/03/2014 (B)	181	190
Allstate
7.450%, 05/16/2019	1,085	1,423
American Express
6.800%, 09/01/2066 (A)	1,970	2,115
American Express Credit MTN
1.750%, 06/12/2015	1,345	1,373
American Honda Finance MTN
3.875%, 09/21/2020 (B)	1,065	1,170
1.000%, 08/11/2015 (B)	1,010	1,016

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American International Group MTN
6.400%, 12/15/2020	$395	$490
6.250%, 03/15/2037	1,670	1,783
5.850%, 01/16/2018	860	1,017
4.875%, 06/01/2022	525	599
3.750%, 11/30/2013 (B)	500	513
American Tower International ‡
5.050%, 09/01/2020	239	268
4.500%, 01/15/2018	830	910
ANZ National International
1.850%, 10/15/2015 (B)	470	479
ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	390	391
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (B)	665	677
Bank of America
6.500%, 08/01/2016	1,125	1,299
6.000%, 09/01/2017	725	849
5.875%, 01/05/2021	265	317
5.750%, 12/01/2017	1,580	1,842
5.700%, 01/24/2022	140	168
5.650%, 05/01/2018	270	314
5.625%, 10/14/2016	3,135	3,545
5.420%, 03/15/2017	4,400	4,819
5.000%, 05/13/2021	90	103
4.500%, 04/01/2015	180	192
3.875%, 03/22/2017	280	304
3.625%, 03/17/2016	2,275	2,410
1.500%, 10/09/2015	2,090	2,101
Bank of Nova Scotia
0.750%, 10/09/2015	146	145
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	350	370
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	465
BB&T MTN
1.450%, 01/12/2018	1,180	1,185
BBVA US Senior SAU
4.664%, 10/09/2015	1,310	1,343
3.250%, 05/16/2014	1,220	1,221
Bear Stearns
6.400%, 10/02/2017	70	84
4.650%, 07/02/2018	995	1,126
Berkshire Hathaway
3.200%, 02/11/2015	950	1,000
Berkshire Hathaway Finance
5.400%, 05/15/2018	615	740
4.400%, 05/15/2042	215	222
BNP Paribas MTN
2.375%, 09/14/2017	750	761
Boeing Capital
4.700%, 10/27/2019	490	578
Boston Properties ‡
3.850%, 02/01/2023	660	693
Chase Capital VI
0.938%, 08/01/2028 (A)	1,750	1,436

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
6.875%, 03/05/2038	$2,775	$3,653
6.125%, 05/15/2018	4,087	4,898
6.000%, 12/13/2013	1,320	1,383
5.950%, 12/29/2049 (A)	460	466
5.900%, 12/29/2049 (A)	290	293
5.875%, 01/30/2042	150	185
5.000%, 09/15/2014	3,245	3,414
4.500%, 01/14/2022	1,141	1,273
4.450%, 01/10/2017	911	1,009
2.650%, 03/02/2015	425	438
0.581%, 06/09/2016 (A)	3,650	3,449
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,600
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (B)	10	12
3.750%, 10/15/2014 (B)	1,060	1,114
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	1,200	1,213
Countrywide Financial
6.250%, 05/15/2016	1,080	1,186
Credit Agricole
8.375%, 12/31/2049 (A)(B)(C)	2,010	2,130
Credit Suisse New York
6.000%, 02/15/2018 (C)	2,418	2,780
DDR ‡
4.625%, 07/15/2022	620	677
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/2049 (A)(B)(C)	1,960	1,862
Equity One ‡
3.750%, 11/15/2022	263	260
Experian Finance
2.375%, 06/15/2017 (B)	370	376
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	4,159
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	634	779
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	3,017	4,113
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.450%, 10/25/2013 (B)(D)	470	469
Federal Realty Investment Trust ‡
3.000%, 08/01/2022	310	307
First Industrial L.P. MTN
7.500%, 12/01/2017	970	1,090
Ford Motor Credit LLC
8.125%, 01/15/2020	1,440	1,845
5.875%, 08/02/2021	1,833	2,135
5.750%, 02/01/2021	220	253
2.750%, 05/15/2015 (C)	1,355	1,383

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital
6.875%, 01/10/2039	$720	$979
6.375%, 11/15/2019 (A)	5,870	6,193
6.150%, 08/07/2037	600	746
5.875%, 01/14/2038	1,655	1,996
5.625%, 05/01/2018	4,535	5,385
5.550%, 05/04/2020	655	779
4.375%, 09/16/2020	2,460	2,745
3.150%, 09/07/2022 (C)	1,335	1,364
2.100%, 12/11/2019	260	261
1.625%, 07/02/2015	1,235	1,255
1.000%, 12/11/2015	655	658
0.693%, 05/05/2026 (A)	4,700	4,068
0.442%, 03/20/2014 (A)	1,900	1,890
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	156
Goldman Sachs Group MTN
7.500%, 02/15/2019	950	1,195
6.750%, 10/01/2037	130	147
6.250%, 02/01/2041	2,180	2,675
6.150%, 04/01/2018	2,485	2,919
6.000%, 05/01/2014	180	192
5.950%, 01/18/2018	260	303
5.750%, 01/24/2022	375	443
5.375%, 03/15/2020	2,860	3,278
5.350%, 01/15/2016	660	729
5.250%, 10/15/2013	390	404
5.250%, 07/27/2021	240	274
4.750%, 07/15/2013	40	41
3.625%, 02/07/2016	100	106
Goodman Funding Pty Ltd. ‡
6.000%, 03/22/2022 (B)	250	280
HBOS Capital Funding
6.071%, 06/30/2049 (A)(B)	500	435
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,260
HCP MTN ‡
6.300%, 09/15/2016	1,075	1,240
6.000%, 01/30/2017	4,000	4,595
5.650%, 12/15/2013	894	935
3.750%, 02/01/2019	930	982
2.625%, 02/01/2020	262	261
Health Care ‡
6.500%, 03/15/2041	710	825
5.250%, 01/15/2022	900	1,002
4.950%, 01/15/2021	2,820	3,084
Highwoods Properties ‡
7.500%, 04/15/2018	1,142	1,378
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	2,031
HSBC Holdings PLC
6.800%, 06/01/2038	180	230
4.000%, 03/30/2022	330	361
HSBC USA
2.375%, 02/13/2015	790	813
Hyundai Capital America
2.125%, 10/02/2017 (B)	270	272
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(B)	400	342
Inter-American Development Bank MTN
3.875%, 10/28/2041	669	730

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

International Lease Finance
7.125%, 09/01/2018 (B)	$1,080	$1,253
6.500%, 09/01/2014 (B)	2,530	2,701
Intesa Sanpaolo SPA MTN
3.625%, 08/12/2015 (B)	500	500
Itau Unibanco Holding
5.125%, 05/13/2023 (B)	760	778
John Deere Capital
2.250%, 04/17/2019	540	556
JPMorgan Chase
6.000%, 01/15/2018	135	162
5.750%, 01/02/2013	1,710	1,710
5.400%, 01/06/2042	282	340
4.750%, 05/01/2013	510	517
4.650%, 06/01/2014	801	844
4.500%, 01/24/2022	440	498
4.400%, 07/22/2020	210	237
4.350%, 08/15/2021	215	240
4.250%, 10/15/2020	330	367
3.450%, 03/01/2016	2,785	2,958
3.250%, 09/23/2022 (C)	270	278
2.000%, 08/15/2017 (C)	1,065	1,088
1.100%, 10/15/2015	2,598	2,598
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,638
6.000%, 10/01/2017	1,000	1,184
0.640%, 06/13/2016 (A)	1,300	1,264
JPMorgan Chase Capital XIII
1.261%, 09/30/2034 (A)	1,750	1,436
JPMorgan Chase Capital XXIII
0.578%, 05/15/2047 (A)	1,900	1,444
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	830	828
Lazard Group LLC
7.125%, 05/15/2015	877	975
6.850%, 06/15/2017	1,232	1,424
Liberty Mutual Group
6.500%, 05/01/2042 (B)	356	401
M&T Bank
6.875%, 12/29/2049 (B)	990	1,031
Markel
4.900%, 07/01/2022	365	397
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	1,125	1,699
Merrill Lynch
8.950%, 05/18/2017 (A)	1,790	2,074
8.680%, 05/02/2017 (A)	3,160	3,630
6.050%, 05/16/2016	350	385
5.700%, 05/02/2017	1,300	1,427
5.450%, 02/05/2013	2,080	2,089
MetLife
6.750%, 06/01/2016	1,060	1,255
6.400%, 12/15/2036	220	235
4.750%, 02/08/2021	540	627
4.125%, 08/13/2042	210	210
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	980
MetLife Capital Trust X
9.250%, 04/08/2038 (B)	1,800	2,484

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Life Global Funding I
5.125%, 04/10/2013 (B)	$1,260	$1,276
5.125%, 06/10/2014 (B)	1,600	1,701
2.500%, 09/29/2015 (B)	1,090	1,137
0.659%, 03/19/2014 (A)(B)	2,800	2,803
Morgan Stanley MTN
7.300%, 05/13/2019	660	802
6.625%, 04/01/2018	1,640	1,933
6.000%, 04/28/2015	630	686
5.500%, 07/24/2020	270	304
5.500%, 07/28/2021 (C)	679	771
4.750%, 03/22/2017	140	153
0.775%, 10/18/2016 (A)	7,565	7,191
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	2,010	2,174
National Australia Bank
5.350%, 06/12/2013 (B)	2,500	2,556
2.000%, 06/20/2017 (B)	975	1,008
1.600%, 08/07/2015	450	457
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A)(B)	2,975	2,856
New York Life Insurance
6.750%, 11/15/2039 (B)	415	574
NIBC Bank MTN
2.800%, 12/02/2014 (B)	740	768
Nordea Bank
4.875%, 05/13/2021 (B)	1,965	2,108
3.700%, 11/13/2014 (B)	440	462
2.250%, 03/20/2015 (B)	1,180	1,209
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	755	964
OneBeacon US Holdings
4.600%, 11/09/2022	328	337
PNC Bank
2.700%, 11/01/2022	310	310
PNC Financial Services Group
2.854%, 11/09/2022 (E)	143	144
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	3,400	3,631
Prime Property Fund ‡
5.500%, 01/15/2014 (B)	1,850	1,903
Private Export Funding
2.450%, 07/15/2024	1,081	1,100
2.050%, 11/15/2022	789	787
1.450%, 08/15/2019	1,345	1,356
Prudential Financial
5.625%, 05/12/2041	166	189
5.625%, 06/15/2043 (A)	320	332
Prudential Holdings
8.695%, 12/18/2023 (B)	1,300	1,703
Rabobank Nederland
11.000%, 12/31/2049 (A)(B)	1,390	1,880
3.950%, 11/09/2022	1,285	1,316
Royal Bank of Scotland Group
6.125%, 12/15/2022	740	781
2.550%, 09/18/2015	2,549	2,609

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	$100	$101
7.640%, 09/29/2017 (A)	300	270
6.400%, 10/21/2019	280	331
5.000%, 10/01/2014	490	503
Safina
1.550%, 01/15/2022	524	524
Santander US Debt Unipersonal
3.781%, 10/07/2015 (B)	100	101
3.724%, 01/20/2015 (B)	1,200	1,206
Simon Property Group ‡
2.750%, 02/01/2023	525	525
1.500%, 02/01/2018 (B)	985	979
Simon Property Group L.P. ‡
5.750%, 12/01/2015	910	1,025
SLM MTN
5.625%, 08/01/2033	145	134
5.000%, 04/15/2015	120	127
3.875%, 09/10/2015	560	576
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (B)	870	860
Stadshypotek
1.875%, 10/02/2019 (B)	1,401	1,401
State Street
4.956%, 03/15/2018	1,260	1,427
Sumitomo Mitsui Banking
3.150%, 07/22/2015 (B)	1,160	1,222
3.100%, 01/14/2016 (B)	200	213
SunTrust Preferred Capital I
4.000%, 02/13/2012 (A)	259	218
Svensk Exportkredit
1.750%, 10/20/2015	1,820	1,868
1.750%, 05/30/2017	540	554
Swedbank MTN
2.125%, 09/29/2017 (B)	1,031	1,053
Swiss Re Treasury US
4.250%, 12/06/2042 (B)	315	312
2.875%, 12/06/2022 (B)	315	315
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,763
Temasek Financial I
2.375%, 01/23/2023 (B)	690	680
Toyota Motor Credit MTN
3.400%, 09/15/2021	810	882
1.250%, 10/05/2017	1,150	1,158
UBS MTN
2.250%, 01/28/2014	1,050	1,065
Ventas Realty ‡
3.250%, 08/15/2022	590	578
2.000%, 02/15/2018	590	590
Ventas Realty L.P. ‡
4.000%, 04/30/2019	1,750	1,881
Vesey Street Investment Trust I
4.404%, 09/01/2016 (E)	350	378
Wachovia
5.250%, 08/01/2014	2,570	2,741
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,617
WEA Finance LLC
7.125%, 04/15/2018 (B)	3,000	3,696
6.750%, 09/02/2019 (B)	1,230	1,524

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo
4.600%, 04/01/2021	$160	$184
3.676%, 06/15/2016 (E)	680	735
2.100%, 05/08/2017	350	362
1.500%, 01/16/2018	420	421
Wells Fargo Capital X
5.950%, 12/15/2036	760	775
Westpac Banking
1.250%, 12/15/2017 (B)	1,400	1,398
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A)(B)	500	215
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A)(B)	275	118
WR Berkley
4.625%, 03/15/2022	321	344

		298,126

Health Care — 1.7%
AbbVie
2.900%, 11/06/2022 (B)	2,315	2,358
2.000%, 11/06/2018 (B)	655	664
1.750%, 11/06/2017 (B)(C)	1,220	1,233
1.200%, 11/06/2015 (B)	1,390	1,399
Amgen
5.650%, 06/15/2042	1,060	1,273
5.375%, 05/15/2043 (C)	685	808
5.150%, 11/15/2041	1,120	1,260
AstraZeneca
1.950%, 09/18/2019	535	542
Boston Scientific
6.400%, 06/15/2016	530	609
Celgene
3.250%, 08/15/2022	1,075	1,096
Coventry Health Care
5.950%, 03/15/2017	742	863
Express Scripts Holding
3.500%, 11/15/2016 (B)	2,270	2,427
2.650%, 02/15/2017 (B)	201	209
2.100%, 02/12/2015 (B)	1,155	1,177
Gilead Sciences
4.500%, 04/01/2021	500	571
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	987
2.850%, 05/08/2022	870	904
HCA
7.500%, 11/15/2095	3,800	3,278
Humana
7.200%, 06/15/2018	1,150	1,418
3.150%, 12/01/2022	280	278
Life Technologies
5.000%, 01/15/2021	415	468
Medtronic
4.450%, 03/15/2020	730	848
Roche Holdings
6.000%, 03/01/2019 (B)	730	909
Tenet Healthcare
8.875%, 07/01/2019	900	1,008
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	1,290	1,305
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	515	520

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermo Fisher Scientific
3.600%, 08/15/2021	$350	$372
3.200%, 03/01/2016	435	462
UnitedHealth Group
6.000%, 06/15/2017	51	61
5.800%, 03/15/2036	280	338
5.700%, 10/15/2040	510	618
3.950%, 10/15/2042	163	162
3.875%, 10/15/2020	530	587
2.750%, 02/15/2023	30	30
Watson Pharmaceuticals
1.875%, 10/01/2017	798	809
WellPoint
5.875%, 06/15/2017	2,190	2,599
4.625%, 05/15/2042	250	258
3.125%, 05/15/2022	270	273
1.875%, 01/15/2018	300	304
1.250%, 09/10/2015	455	459
Wyeth
5.950%, 04/01/2037 (C)	1,100	1,467

		37,211

Industrials — 1.2%
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,512
Boeing
4.875%, 02/15/2020	1,380	1,663
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	475	492
Continental Airlines Pass- Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	2,633	2,874
Continental Airlines Pass- Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,521	1,694
Continental Airlines Pass- Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,572	2,977
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,348	1,505
Eaton
4.150%, 11/02/2042 (B)	440	445
4.000%, 11/02/2032 (B)	210	216
2.750%, 11/02/2022 (B)	1,855	1,849
1.500%, 11/02/2017 (B)	430	431
0.950%, 11/02/2015 (B)	740	742
General Electric
0.850%, 10/09/2015	460	462
Hutchison Whampoa International 11
4.625%, 01/13/2022 (B)	640	714
3.500%, 01/13/2017 (B)	235	249
JetBlue Airways, Ser 2004-2, Cl G1
0.398%, 08/15/2016 (A)	2,141	2,024
Kansas City Southern de Mexico
12.500%, 04/01/2016	522	569
Lockheed Martin
3.350%, 09/15/2021	1,035	1,094
Northrop Grumman
1.850%, 11/15/2015	845	868
Owens Corning
4.200%, 12/15/2022	390	397

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Precision Castparts
3.900%, 01/15/2043	$290	$297
2.500%, 01/15/2023	581	585
Raytheon
3.125%, 10/15/2020	430	457
United Air Lines
9.750%, 01/15/2017	191	222
United Parcel Service
4.500%, 01/15/2013	980	981
United Technologies
4.500%, 06/01/2042	630	700
3.100%, 06/01/2022	50	53
US Airways 2012-2 Class A Pass-Through Trust
4.625%, 06/03/2025	1,000	1,020
Waste Management
7.375%, 05/15/2029	330	435
2.600%, 09/01/2016	290	304

		27,831

Information Technology — 0.2%
Intel
4.000%, 12/15/2032	590	586
2.700%, 12/15/2022	885	884
National Semiconductor
6.600%, 06/15/2017	170	210
Oracle
2.500%, 10/15/2022	395	399
1.200%, 10/15/2017	2,017	2,023

		4,102

Materials — 1.2%
ArcelorMittal
5.000%, 02/25/2017 (C)	280	283
Barrick
3.850%, 04/01/2022	559	592
Barrick North America Finance LLC
4.400%, 05/30/2021 (C)	1,350	1,480
BHP Billiton Finance USA
3.250%, 11/21/2021	2,110	2,271
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	545
Cliffs Natural Resources
4.875%, 04/01/2021	120	119
4.800%, 10/01/2020	260	259
3.950%, 01/15/2018	760	765
CodelCo
4.750%, 10/15/2014 (B)	470	499
Dow Chemical
5.250%, 11/15/2041	380	424
3.000%, 11/15/2022	1,265	1,262
Ecolab
4.350%, 12/08/2021	290	324
FMG Resources August 2006 Pty
6.375%, 02/01/2016 (B)(C)	120	124
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,300	1,289
LyondellBasell Industries
6.000%, 11/15/2021	200	234
5.750%, 04/15/2024	200	235
Novelis
8.750%, 12/15/2020	30	33
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PPG Industries
5.750%, 03/15/2013	$435	$439
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	1,740	2,172
3.750%, 09/20/2021	430	460
Rock-Tenn
4.000%, 03/01/2023 (B)	160	163
3.500%, 03/01/2020 (B)	320	328
Southern Copper
5.250%, 11/08/2042	1,550	1,551
Steel Dynamics
6.750%, 04/01/2015	810	820
Teck Resources Limited
6.250%, 07/15/2041	321	377
Vale
5.625%, 09/11/2042	411	446
Vale Overseas Limited
6.875%, 11/21/2036	1,510	1,872
4.375%, 01/11/2022 (C)	1,789	1,910
Xstrata Finance Canada
4.000%, 10/25/2022 (B)	692	699
2.450%, 10/25/2017 (B)	1,515	1,530
1.800%, 10/23/2015 (B)	2,013	2,024

		25,851

Telecommunication Services — 1.2%
America Movil
5.625%, 11/15/2017	440	527
5.000%, 03/30/2020	750	873
3.125%, 07/16/2022	1,360	1,382
2.375%, 09/08/2016	415	431
AT&T
6.500%, 09/01/2037	1,380	1,805
6.450%, 06/15/2034	625	794
5.600%, 05/15/2018	60	72
5.550%, 08/15/2041	1,030	1,236
5.500%, 02/01/2018	1,980	2,359
5.100%, 09/15/2014	1,440	1,547
2.625%, 12/01/2022	1,340	1,342
1.600%, 02/15/2017	820	830
0.800%, 12/01/2015	1,310	1,310
Cellco Partnership
8.500%, 11/15/2018	140	193
CenturyLink
7.650%, 03/15/2042	290	303
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,380	1,572
2.250%, 03/06/2017 (B)	905	928
Intelsat Jackson Holdings
7.500%, 04/01/2021	250	276
Rogers Communications
6.750%, 03/15/2015	1,015	1,144
Sprint Capital
8.750%, 03/15/2032 (C)	910	1,112
Telefonica Chile
3.875%, 10/12/2022 (B)	465	464
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	111
5.877%, 07/15/2019	90	98
5.462%, 02/16/2021	50	53
5.134%, 04/27/2020	460	484

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
8.750%, 11/01/2018	$182	$253
6.000%, 04/01/2041	70	91
5.500%, 02/15/2018	1,490	1,789
3.850%, 11/01/2042	455	448
2.450%, 11/01/2022	1,560	1,560
Verizon Global Funding
7.750%, 12/01/2030	1,060	1,552
Vodafone Group
1.250%, 09/26/2017	675	673

		27,612

Utilities — 1.8%
Alabama Power
3.850%, 12/01/2042	370	365
Ameren
8.875%, 05/15/2014	615	673
Ameren Illinois
2.700%, 09/01/2022	810	810
American Electric Power
1.650%, 12/15/2017	790	793
APT Pipelines
3.875%, 10/11/2022 (B)	725	722
Arizona Public Service
4.500%, 04/01/2042	365	388
Calpine
7.500%, 02/15/2021 (B)	774	855
Carolina Power & Light
4.100%, 05/15/2042	315	322
Cedar Brakes II LLC
9.875%, 09/01/2013 (B)	380	390
CMS Energy
2.750%, 05/15/2014	370	375
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)	380	430
Dominion Resources
8.875%, 01/15/2019	655	897
1.950%, 08/15/2016	265	272
Duke Energy
1.625%, 08/15/2017	395	396
Duke Energy Indiana
4.200%, 03/15/2042	675	689
Energy Future Holdings
10.000%, 12/01/2020 (C)	686	773
Exelon
5.625%, 06/15/2035	1,060	1,183
FirstEnergy, Ser C
7.375%, 11/15/2031	1,735	2,241
Florida Gas Transmission
3.875%, 07/15/2022 (B)	1,700	1,792
Florida Power
3.850%, 11/15/2042	1,340	1,300
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,382
Midamerican Energy Holdings
6.500%, 09/15/2037	1,350	1,793
6.125%, 04/01/2036	125	158
Niagara Mohawk Power
4.119%, 11/28/2042 (B)	315	308
Nisource Finance
6.800%, 01/15/2019	2,261	2,774
Oncor Electric Delivery
6.800%, 09/01/2018	1,075	1,333
5.300%, 06/01/2042	1,500	1,715

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacific Gas & Electric
8.250%, 10/15/2018	$280	$381
5.800%, 03/01/2037	800	990
4.450%, 04/15/2042	700	747
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,127
PPL Capital Funding
3.500%, 12/01/2022	440	448
Progress Energy
3.150%, 04/01/2022	281	285
PSEG Power
2.750%, 09/15/2016	320	333
Public Service of Colorado
3.600%, 09/15/2042	670	651
Public Service of New Mexico
7.950%, 05/15/2018	1,805	2,193
PVNGS II Funding
8.000%, 12/30/2015	1,001	1,053
Southwestern Electric Power
3.550%, 02/15/2022	870	919
Texas-New Mexico Power
9.500%, 04/01/2019 (B)	1,380	1,850

		40,106

Total Corporate Obligations (Cost $553,131) ($ Thousands)		611,981

ASSET-BACKED SECURITIES — 9.3%

Automotive — 0.7%
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	1,487	1,510
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	1,748	1,787
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	68	68
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	1,750	1,751
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	2,950	2,950
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A2
0.490%, 04/08/2016	721	721
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A3
0.670%, 06/08/2017	590	590
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	140	148
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	475	501
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	612
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	430	430
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	1,100	1,196

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	$1,297	$1,303
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	524	524
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	721	734
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A2
0.570%, 12/15/2015	451	451
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A3
0.830%, 12/15/2016	294	295
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A2
0.830%, 04/15/2015	481	482
Santander Drive Auto Receivables Trust, Ser 2012- 6, Cl A3
0.620%, 07/15/2016	312	312

		16,365

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.459%, 03/15/2017 (A)	637	650
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.359%, 03/15/2018 (A)	539	536
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.449%, 05/15/2020 (A)	2,099	2,103
Capital One Multi-Asset Execution Trust, Ser 2006- A5, Cl A5
0.269%, 01/15/2016 (A)	127	127
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.808%, 09/15/2015 (A)	1,597	1,614
Chase Issuance Trust, Ser 2011-A2, Cl A2
0.299%, 05/15/2015 (A)	3,687	3,688
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.470%, 12/16/2019 (A)	1,200	1,200
Chase Issuance Trust, Ser 2012-A6, Cl A
0.339%, 08/15/2017 (A)	7,404	7,410
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	1,313	1,311
Citibank Credit Card Issuance Trust, Ser 2006-A1, Cl A1
0.352%, 02/09/2015 (A)	287	287
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.559%, 08/15/2016 (A)	2,628	2,635

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.759%, 01/15/2017 (A)	$457	$459

		22,020

Mortgage Related Securities — 1.5%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.480%, 04/25/2028 (A)	32	30
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.450%, 03/25/2030 (A)	2,707	1,340
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/2030	1,116	1,094
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.610%, 08/25/2043 (A)	2,379	2,287
Bear Stearns Asset-Backed Securities Trust, Ser 2007- HE2, Cl 1A1
0.310%, 03/25/2037 (A)	18	18
Centex Home Equity, Ser 2006- A, Cl AV4
0.460%, 06/25/2036 (A)	4,917	4,021
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.248%, 12/25/2036 (A)	2	2
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	441	443
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.680%, 05/25/2039 (A)(B)	994	897
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.471%, 01/20/2035 (A)	3,107	3,005
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.371%, 01/20/2036 (A)	2,824	2,786
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.685%, 03/20/2036 (A)	4,182	3,999
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.402%, 06/25/2035 (A)	2,488	2,433
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.640%, 06/25/2035 (A)	3,800	3,613
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.810%, 01/25/2032 (A)	187	184
RASC Trust, Ser 2005-AHL2, Cl A2
0.470%, 10/25/2035 (A)	2,300	2,286
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	518	512
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.370%, 01/25/2037 (A)	6,450	3,309

		32,259

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 6.2%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.310%, 12/27/2044 (A)(B)	$2,100	$1,950
ACS Pass-Through Trust, Ser 2007-1A, Cl G1
0.523%, 06/14/2037 (A)(B)	2,130	1,960
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	445	452
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	515	523
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.009%, 02/15/2017 (A)	1,125	1,130
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	810
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.909%, 06/15/2017 (A)	730	732
Ally Master Owner Trust, Ser 2012-4, Cl A
1.720%, 07/15/2019	265	268
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,483	1,484
Avalon IV Capital, Ser 2012-1A, Cl C
3.930%, 04/17/2023 (A)(B)	675	677
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A)(B)	1,974	1,659
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.609%, 09/15/2017 (A)(B)	716	715
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.379%, 12/26/2024 (A)	560	517
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.511%, 02/25/2035 (A)	2,200	2,190
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.315%, 10/27/2036 (A)	1,750	1,694
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.610%, 09/25/2035 (A)	2,246	2,201
CIT Education Loan Trust, Ser 2007-1, Cl A
0.400%, 03/25/2042 (A)(B)	1,946	1,809
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,830
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	356	348

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.810%, 06/25/2033 (A)	$38	$36
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.670%, 10/25/2035 (A)	1,688	1,651
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.010%, 10/25/2047 (A)	4,368	3,148
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.469%, 10/15/2028 (A)	9	9
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.509%, 02/15/2034 (A)	730	614
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.359%, 11/15/2036 (A)	174	140
Credit Suisse First Boston Mortgage Securities,Ser 2001-MH29, Cl A
5.600%, 09/25/2031	255	258
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	989	1,010
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	731	756
Educational Funding of the South, Ser 2011-1, Cl A2
0.965%, 04/25/2035 (A)	2,100	2,102
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	765	778
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,246
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.558%, 09/15/2016 (A)	2,082	2,082
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.459%, 11/17/2020 (A)(B)	2,297	2,264
Genesis Funding, Ser 2006-1A, Cl G1
0.450%, 12/19/2032 (A)(B)	2,537	2,215
Green Tree Financial, Ser 1993- 4, Cl A5
7.050%, 01/15/2019	599	606
Green Tree Financial, Ser 1996- 5, Cl A6
7.750%, 07/15/2027	228	231
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A)(B)	2,279	2,467

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A)(B)	$1,814	$1,990
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.978%, 03/18/2029 (A)	600	507
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,300	1,268
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.604%, 06/19/2029 (A)	325	280
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.708%, 02/20/2030 (A)	375	321
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.709%, 02/20/2032 (A)	506	431
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.709%, 03/13/2032 (A)	575	482
GSAMP Trust, Ser 2003-SEA, Cl A1
0.610%, 02/25/2033 (A)	2,034	1,619
GSAMP Trust, Ser 2006-SEA1, Cl A
0.510%, 05/25/2036 (A)(B)	353	348
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.500%, 11/25/2035 (A)	2,805	2,447
Latitude CLO II, Ser 2006-2A, Cl A2
0.638%, 12/15/2018 (A)(B)	1,000	938
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,431	1,545
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.510%, 11/25/2035 (A)	1,235	987
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,915	3,006
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.425%, 10/25/2033 (A)	1,709	1,590
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.410%, 03/23/2037 (A)	2,561	2,399
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.381%, 11/23/2022 (A)	2,237	2,231
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.395%, 10/26/2026 (A)	3,176	3,173
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.322%, 11/27/2018 (A)	99	99
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.572%, 05/27/2025 (A)	944	891

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.660%, 03/25/2026 (A)(B)	$3,109	$3,027
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.810%, 10/27/2036 (A)(B)	1,375	1,366
Neptune Finance CCS, Ser 2008-1A, Cl A
0.934%, 04/20/2020 (A)(B)	1,750	1,728
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.679%, 05/15/2017 (A)	484	485
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.115%, 07/25/2025 (A)	1,000	1,003
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.760%, 11/20/2023 (A)(B)	1,750	1,750
Octagon Investment Partners XI, Ser 2007-1A, Cl A1B
0.572%, 08/25/2021 (A)(B)	1,700	1,607
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.583%, 10/15/2037 (A)	3,050	2,025
Park Place Securities, Ser 2004- WCW1, Cl M2
0.890%, 09/25/2034 (A)	3,747	3,679
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.305%, 12/25/2033 (A)	188	140
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.890%, 03/25/2033 (A)	40	34
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	916
Scholar Funding Trust, Ser 2011-A, Cl A
1.213%, 10/28/2043 (A)(B)	1,557	1,555
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.598%, 12/15/2025 (A)(B)	850	830
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.588%, 09/15/2022 (A)(B)	1,039	1,039
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.915%, 10/25/2023 (A)(B)	1,409	1,412
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.415%, 04/25/2025 (A)	123	122

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.515%, 07/27/2026 (A)	$601	$608
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.415%, 01/25/2023 (A)	314	314
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.425%, 01/25/2027 (A)	1,540	1,495
SLM Student Loan Trust, Ser 2006-6, Cl A2
0.395%, 10/25/2022 (A)	573	572
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.385%, 04/25/2022 (A)	412	412
SLM Student Loan Trust, Ser 2006-8, Cl A4
0.395%, 10/25/2021 (A)	1,442	1,438
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.315%, 07/25/2017 (A)	386	386
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.375%, 01/25/2022 (A)	1,961	1,960
SLM Student Loan Trust, Ser 2011-B, Cl A2
3.740%, 02/15/2029 (B)	290	314
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.609%, 12/15/2023 (A)(B)	1,813	1,831
SLM Student Loan Trust, Ser 2012-2, Cl A
0.910%, 01/25/2029 (A)	1,580	1,601
SLM Student Loan Trust, Ser 2012-3, Cl A
0.860%, 12/26/2025 (A)	1,317	1,331
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.609%, 08/15/2025 (A)(B)	1,681	1,704
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.309%, 12/15/2021 (A)(B)	1,544	1,556
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.309%, 08/15/2023 (A)(B)	1,196	1,206
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.959%, 10/16/2023 (A)(B)	1,582	1,582
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.959%, 06/15/2045 (A)(B)	1,344	1,354
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/2013	101	102
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.503%, 10/28/2028 (A)	611	610
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.513%, 04/28/2029 (A)	500	496

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sound Point CLO, Ser 2012-1A, Cl C
3.684%, 10/20/2023 (A)(B)	$750	$750
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.431%, 12/01/2020 (A)	1,850	1,824
Stanfield Vantage CLO, Ser 2005-1A, Cl B
0.870%, 03/21/2017 (A)(B)	1,525	1,503
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.300%, 03/25/2037 (A)	549	543
Structured Asset Securities, Ser 2008-BC4, Cl A3
0.460%, 11/25/2037 (A)	2,004	1,914
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.433%, 01/30/2023 (A)(B)	2,100	2,074
Symphony CLO Ltd., Ser 2012- 9A, Cl C
3.584%, 04/16/2022 (A)(B)	750	744
TAL Advantage LLC, Ser 2006- 1A, Cl N
0.401%, 04/20/2021 (A)(B)	967	949
TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/2025 (B)	1,234	1,249
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/2026 (B)	202	210
Textainer Marine Containers, Ser 2005-1A, Cl A
0.460%, 05/15/2020 (A)(B)	1,094	1,081
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (B)	1,445	1,470
Trinity Rail Leasing L.P., Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,153	1,317
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	1,824	1,947
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.380%, 11/26/2021 (A)(B)	1,723	1,686
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.428%, 02/26/2019 (A)(B)	840	827
Wind River CLO, Ser 2004-1A, Cl B1
1.409%, 12/19/2016 (A)(B)	750	713

		135,505

Total Asset-Backed Securities (Cost $204,971) ($ Thousands)		206,149

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
FHLB
5.500%, 07/15/2036		1,580	$2,174
1.000%, 11/15/2017		910	912
0.500%, 10/16/2015		6,225	6,226
0.125%, 02/20/2013		6,360	6,359
FHLMC
6.750%, 03/15/2031		1,170	1,798
FICO STRIPS
9.800%, 04/06/2018		850	1,215
9.700%, 04/05/2019		1,050	1,564
8.600%, 09/26/2019		2,490	3,585
2.598%, 12/27/2015 (D)		1,745	1,704
0.000%, 02/08/2013 to 09/26/2019 (D)		15,390	14,485
FNMA
7.103%, 10/09/2019(D)		1,520	1,331
6.250%, 05/15/2029		2,110	3,031
0.120%, 01/02/2013		12,210	12,210
Tennessee Valley Authority
5.250%, 09/15/2039		880	1,158
4.625%, 09/15/2060		1,370	1,641
3.875%, 02/15/2021		1,510	1,752
Total U.S. Government Agency Obligations (Cost $55,894) ($ Thousands)			61,145

SOVEREIGN DEBT — 2.0%
Chile Government International Bond
3.625%, 10/30/2042		405	400
FMS Wertmanagement AoeR
1.000%, 11/21/2017		640	639
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	2,078
Japan Treasury Discount Bill
0.094%, 03/18/2013 (D)	JPY	270,000	3,122
0.094%, 03/04/2013 (D)	JPY	550,000	6,360
Malaysia Government Bond
4.262%, 09/15/2016	MYR	9,750	3,314
Mexican Bonos
8.000%, 06/11/2020	MXN	71,870	6,495
6.500%, 06/09/2022	MXN	46,999	3,916
Mexico Cetes
4.222%, 04/04/2013	MXN	844,600	6,432
4.215%, 03/14/2013	MXN	516,400	3,942
Mexico Government International Bond
5.750%, 10/12/2110 (D)		652	784
4.750%, 03/08/2044 (D)		1,180	1,333
Province of Ontario Canada
1.650%, 09/27/2019		1,585	1,584
0.950%, 05/26/2015		900	912
Slovakia Government
International Bond
4.375%, 05/21/2022 (B)		1,630	1,776

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

Slovenia Government International Bond
5.500%, 10/26/2022 (B)	810	$850
Tunisia Government AID Bonds
1.686%, 07/16/2019	943	938
United Mexican States MTN
6.050%, 01/11/2040	248	333

Total Sovereign Debt (Cost $45,140) ($ Thousands)		45,208

MUNICIPAL BONDS — 1.0%
City of Houston, Ser A, GO
6.290%, 03/01/2032	1,850	2,299
County of Clark, Ser C, RB
6.820%, 07/01/2045	555	794
Florida, Educational Loan Marketing, Sub-Ser B, AMT, RB Callable 01/31/13 @ 100
0.495%, 12/01/2036 (A)	1,950	1,462
Los Angeles, Community College District, GO
6.750%, 08/01/2049	545	769
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	688	992
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	608	820
Ohio State University, Ser A, RB
4.800%, 06/01/2111	210	237
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB
1.857%, 05/01/2046 (A)	4,700	4,394
Port Authority of New York & New Jersey, RB
4.458%, 10/01/2062	735	725
State of California, GO
7.600%, 11/01/2040	470	687
7.550%, 04/01/2039	688	992
7.300%, 10/01/2039	1,565	2,169
6.650%, 03/01/2022	610	764
State of Illinois, GO
5.877%, 03/01/2019	275	317
5.665%, 03/01/2018	2,295	2,615
5.365%, 03/01/2017	325	364
5.100%, 06/01/2033	2,725	2,695

Total Municipal Bonds (Cost $20,112) ($ Thousands)		23,095

LOAN PARTICIPATIONS — 0.7%
Allison Transmission
3.710%, 08/07/2014	234	235
Aramark, Term Loan
3.612%, 01/26/2014	133	133
Aramark, Term Loan B
3.459%, 07/26/2016	285	285
Bausch & Lomb, Term Loan
5.250%, 05/10/2019	499	502

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Brickman Group Holdings, Term Loan
5.500%, 10/14/2016	$986	$997
Charter Communications LLC
4.000%, 04/04/2019	499	503
Charter Communications, Term Loan C
3.460%, 09/06/2016	664	667
Crown Castle International, Term Loan B
4.000%, 01/25/2019	497	500
Del Monte, Term Loan
0.000%, 02/26/2018 (F)	1,310	1,311
Dunkin Brands, Term Loan B-2
4.000%, 11/23/2017	748	753
First Data Corporation, Term Loan
5.208%, 09/30/2018	1,000	979
First Data, Term Loan
4.211%, 03/24/2018	1,515	1,439
First Data, Term Loan B-2
2.958%, 09/24/2014	82	81
Fortescue Metals Group, Term Loan
5.250%, 10/12/2017	1,300	1,310
Harrah’s Operating, Term Loan B-2
3.207%, 01/28/2015	363	357
Hertz
3.750%, 03/04/2018	497	499
Intelsat, Term Loan B
4.500%, 04/03/2018	499	503
Las Vegas Sands, Term B Loan
2.840%, 05/17/2014	1,076	1,077
Sungard Data Systems
3.937%, 02/28/2016	238	238
3.835%, 02/28/2016	119	119
Sunguard
3.834%, 02/28/2016	461	462
Telesat Canada, Term Loan B
4.250%, 03/26/2019	499	502
Univision Communications
2.209%, 09/29/2014	1,747	1,744
UPC Financing Partnership
3.714%, 12/30/2016	85	85
Wendy’s / Arby’s Group
4.750%, 05/15/2019	1,040	1,050

Total Loan Participations (Cost $16,244) ($ Thousands)		16,331

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.88% (A)	25	690

Total Preferred Stock (Cost $647) ($ Thousands)		690

	Number Of Warrants

WARRANTS — 0.0%

United States — 0.0%
SemGroup Warrants, Expires 11/30/14 *	1,362	20

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

Total Warrants (Cost $—) ($ Thousands)		$20

U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills (D)
0.133%, 05/16/2013	$3,500	3,499
0.087%, 05/23/2013	55	55
0.053%, 04/04/2013	100	100
U.S. Treasury Bonds
7.625%, 02/15/2025	2,950	4,757
4.500%, 05/15/2038	3,675	4,858
4.375%, 05/15/2041	2,569	3,347
3.125%, 11/15/2041	23,325	24,415
3.125%, 02/15/2042	25,667	26,838
3.000%, 05/15/2042	3,583	3,650
2.750%, 08/15/2042	44,091	42,575
2.750%, 11/15/2042	10,483	10,100
U.S. Treasury Inflation Protected Security
3.875%, 04/15/2029	605	1,003
2.375%, 01/15/2025	957	1,291
2.125%, 02/15/2041	4,009	5,919
1.750%, 01/15/2028	298	386
1.250%, 04/15/2014	1,514	1,561
0.750%, 02/15/2042	1,290	1,413
0.625%, 04/15/2013	1,516	1,514
0.500%, 04/15/2015	4,776	4,984
0.125%, 04/15/2017	11,258	12,057
U.S. Treasury Notes
2.750%, 10/31/2013 to 10/31/2013	54,795	55,236
1.750%, 03/31/2014	3,477	3,543
1.625%, 08/15/2022	16,800	16,690
1.625%, 11/15/2022	22,467	22,221
1.250%, 10/31/2019	20,230	20,398
1.125%, 12/31/2019	19,756	19,700
1.000%, 09/30/2016	720	734
1.000%, 03/31/2017	4,099	4,172
1.000%, 09/30/2019	5,820	5,780
1.000%, 11/30/2019	2,817	2,790
0.750%, 06/30/2017	31,130	31,315
0.750%, 10/31/2017	13,910	13,956
0.750%, 12/31/2017	6,649	6,660
0.625%, 09/30/2017	4,980	4,971
0.625%, 11/30/2017	14,029	13,982
0.375%, 04/15/2015	6,228	6,239
0.375%, 11/15/2015	12,746	12,758
0.250%, 01/31/2014	11,628	11,635
0.250%, 09/15/2015	7,114	7,098
0.250%, 10/15/2015	18,352	18,310
0.250%, 12/15/2015	6,646	6,626
U.S. Treasury STRIPS
2.625%, 11/15/2027 (D)	5,135	3,522

Total U.S. Treasury Obligations (Cost $435,981) ($ Thousands)		442,658

CASH EQUIVALENT — 4.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **†	100,885,541	100,886

Total Cash Equivalent (Cost $100,886) ($ Thousands)		100,886

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Description	Shares/Contracts/ Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
0.130% **† (G)	21,776,811	$21,777

Total Affiliated Partnership (Cost $21,777) ($ Thousands)		21,777

COMMERCIAL PAPER — 0.5%
Lloyds TSB Bank
0.300%, 02/13/2013 (D)	$4,000	3,999
RBS Holdings USA
0.380%, 03/19/2013 (B)(D)	6,660	6,656

Total Commercial Paper (Cost $10,653) ($ Thousands)		10,655

Total Investments — 106.8% (Cost $2,262,196) ($ Thousands) ‡‡		$2,361,311

PURCHASED OPTIONS*†† — 0.0%
February 2013, U.S. 10-Year, Expires 01/19/13, Strike Price $133.50	41	12
February 2013, U.S. Bond, Expires 01/19/13, Strike Price $152	80	14
February 2013, U.S. 10-Year, Expires 01/19/13, Strike Price $133.50	124	37

Total Purchased Options (Cost $151) ($ Thousands)		63

WRITTEN OPTIONS*†† — 0.0%
February 2013, U.S. 10-Year, Expires 01/19/13, Strike Price $131.50	(41)	(9)
February 2013, U.S. 10 Year, Expires 01/19/13, Strike Price $135	(41)	(2)
November 2020 U.S. CPI Consumers NSA Call, Expires: 11/21/20, Strike Inflation: 0.00%, Expires 11/21/20,	(3,990,000)	(5)

Total Written Options (Premiums Received $73) ($ Thousands)		(16)

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	141	Jun-2014	$8
90-Day Euro$	(141)	Jun-2015	–
U.S. 10-Year Treasury Note	(579)	Mar-2013	318
U.S. 2-Year Treasury Note	(239)	Mar-2013	(27)
U.S. 5-Year Treasury Note	27	Mar-2013	(5)
U.S. Long Treasury Bond	(268)	Mar-2013	401
U.S. Ultra Long Treasury Bond	15	Mar-2013	(51)

			$644

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/25/13-2/15/13	EUR	16,061	USD	20,530	$(649)
2/15/13	GBP	4,455	USD	7,103	(137)
2/15/13	USD	3,469	BRL	7,160	9
2/15/13-3/18/13	JPY	1,739,918	USD	21,183	1,047
3/14/13-4/4/13	MXP	136,100	USD	10,566	167

					$437

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(6,944)	7,291	$397
Citigroup	(37,690)	37,672	(19)
JPMorgan Chase Bank	(13,838)	13,897	59

			$437

A summary of outstanding swap agreements held by the Fund at December 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
BNP Paribas	CDX.NA.HY.19 12/17	BUY	0.05	12/20/17	3,100	$(8)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/18	(1,590)	(1)

						$(9)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Citigroup	2.71%	3-Month LIBOR	08/15/42	3,245	$21
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	2,637	19
Fix Lookup	2.42%	3 Month LIBOR	11/15/27	1,620	(39)
Fix Lookup	2.48%	3 Month LIBOR	11/15/27	1,620	(25)
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	PAY: 1 Month USD LIBOR	01/12/41	2,060	5

					$(19)

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

Percentages are based on a Net Assets of $2,211,508 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security.

††	For the period ended December 31, 2012, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $21,005 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2012. The coupon on a step bond changes on a specified date.
(F)	Unsettled bank loan. Interest rate not available.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $21,777 ($ Thusands).

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

‡‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $2,262,196 ($ Thousands), and the unrealized appreciation and depreciation were $118,278 ($ Thousands) and $(19,163) ($ Thousands), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$820,716	$—	$820,716
Corporate Obligations	—	611,981	—	611,981
U.S. Treasury Obligations	—	442,658	—	442,658
Asset-Backed Securities	—	206,149	—	206,149
U.S. Government Agency Obligations	—	61,145	—	61,145
Sovereign Debt	—	45,208	—	45,208
Preferred Stock	690	—	—	690
Warrant	—	20	—	20
Loan Participations	—	16,331	—	16,331
Commercial Paper	—	10,655	—	10,655
Municipal Bonds	—	23,095	—	23,095
Cash Equivalent	100,886	—	—	100,886
Affiliated Partnership	—	21,777	—	21,777

Total Investments in Securities	$101,576	$2,259,735	$—	$2,361,311

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$644	$—	$—	$644
Purchased Options	63	—	—	63
Written Options	(16)	—	—	(16)
Forwards*	—	437	—	437
Credit Default Swaps*	—	(9)	—	(9)
Interest Rate Swaps*	—	(19)	—	(19)

Total Other Financial Instruments	$691	$409	$—	$1,100

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2012

As of December 31, 2012, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $3.1 million, and is the seller (“providing protection”) on a total notional amount of $1.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	(53,309.94)	—	—	($53,309.94)
Maximum potential amount of future payments	—	1,590,000	—	—	$1,590,000.00
Recourse provisions with third parties to recover any amounts	—	—	—	—	—
paid under the credit derivative (including any purchased credit protection)[1]
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)

For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 200	—	—	1,590,000	—	—	1,590,000
201 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	—	—	1,590,000	—	—	1,590,000.00

(1)	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.1%

Agency Mortgage-Backed Obligations — 30.7%
FHLMC
11.000%, 02/17/2021	$237	$249
10.000%, 03/17/2026 to 10/01/2030	968	1,100
7.500%, 01/01/2032 to 09/01/2038	1,032	1,250
6.500%, 10/01/2031 to 09/01/2038	1,761	1,997
6.000%, 08/01/2015 to 09/01/2038	4,009	4,413
5.500%, 06/01/2020 to 08/01/2038	7,015	7,610
5.000%, 03/01/2034 to 04/01/2042	9,023	9,907
4.500%, 04/01/2035 to 09/01/2042	4,455	4,918
4.000%, 11/01/2040 to 12/01/2042	11,824	13,075
3.500%, 08/01/2032 to 12/01/2032	432	471
3.000%, 07/01/2032 to 10/01/2042	553	581
2.500%, 11/01/2027	746	782
2.375%, 01/13/2022	1,300	1,358
FHLMC ARM (A)
6.479%, 10/01/2037	215	237
6.440%, 02/01/2037	119	129
6.037%, 11/01/2036	104	112
6.012%, 04/01/2037	39	42
5.992%, 04/01/2037	118	126
5.883%, 03/01/2037	8	9
5.639%, 06/01/2037	241	260
5.580%, 10/01/2038	69	74
5.055%, 07/01/2036	185	200
4.989%, 01/01/2035	154	166
4.916%, 02/01/2036	468	503
3.511%, 03/01/2036	850	920
3.292%, 05/01/2037	542	578
3.220%, 03/01/2037	270	285
3.140%, 05/01/2038	210	224
3.111%, 05/01/2037	394	418
3.003%, 11/01/2036	50	53
2.554%, 10/01/2037	64	68
2.306%, 05/01/2037	311	332
2.300%, 04/01/2037	46	49
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	949	1,056
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	423	483
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	414	476
FHLMC CMO, Ser 2002-48, Cl 1A
6.142%, 07/25/2033 (A)	7	9

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	$80	$92
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	109	125
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	113	136
FHLMC CMO, Ser 2005-2945, Cl SA
11.918%, 03/15/2020 (A)	66	79
FHLMC CMO, Ser 2005-2967, PO
0.000%, 04/15/2020	163	155
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	191	215
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	191	186
FHLMC CMO, Ser 2006-3117, PO
0.000%, 02/15/2036	196	186
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	144	135
FHLMC CMO, Ser 2006-3200, PO
0.000%, 08/15/2036	199	190
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	371	427
FHLMC CMO, Ser 2007-3316, PO
0.000%, 05/15/2037	52	50
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	400	455
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.791%, 11/15/2037 (A)	193	21
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/2038	329	355
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.841%, 05/15/2038 (A)	248	28
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	182	202
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	182	167
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	122	138
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	324	296

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	$189	$168
FHLMC CMO, Ser 2010-3621, PO
0.000%, 01/15/2040	115	108
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,706	1,753
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	714	864
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	358	53
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	464	23
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	668	55
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	637	23
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	665	44
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	358	25
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	529	44
FHLMC CMO, Ser 2011-3804, Cl FN
0.659%, 03/15/2039 (A)	1,003	1,008
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,110	1,292
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	183	198
FHLMC CMO, Ser 2011-3925, Cl FL
0.659%, 01/15/2041 (A)	915	921
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	914	984
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	172	195
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	306	350
FHLMC CMO, Ser 239, Cl S30, IO
7.491%, 08/15/2036 (A)	465	59
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	371	425
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	275	314
FHLMC CMO, Ser 2631, Cl SA
14.467%, 06/15/2033 (A)	131	167

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2725, Cl SC
8.757%, 11/15/2033 (A)	$55	$63
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	86	84
FHLMC CMO, Ser 3001, Cl HP
21.164%, 05/15/2035 (A)	101	148
FHLMC CMO, Ser 3006, Cl QS
19.593%, 07/15/2035 (A)	246	349
FHLMC CMO, Ser 3012, Cl GK
23.809%, 06/15/2035 (A)	125	201
FHLMC CMO, Ser 3217, Cl CX, IO
6.381%, 09/15/2036 (A)	548	71
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	272	260
FHLMC CMO, Ser 3262, Cl SG, IO
6.191%, 01/15/2037 (A)	548	84
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/2023	300	314
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	75	72
FHLMC CMO, Ser 3383, Cl SA, IO
6.241%, 11/15/2037 (A)	548	72
FHLMC CMO, Ser 3422, Cl SE
16.927%, 02/15/2038 (A)	54	66
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	196	13
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	86	81
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	109	104
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	1,772	1,847
FHLMC CMO, Ser 3632, Cl BS
16.803%, 02/15/2040 (A)	100	158
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	647	78
FHLMC CMO, Ser 6960, Cl SJ
8.836%, 10/15/2033 (A)	38	39
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	758	902
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	193	219
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	127	150
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	411	489
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	523	602
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	606	718
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	201	233

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-76, Cl 2A
3.445%, 10/25/2037 (A)	$295	$301
FHLMC-GNMA CMO, Ser 1993- 21, Cl L
6.250%, 10/25/2023	333	378
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	342	383
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/2019	304	354
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K014, Cl A2
3.871%, 04/25/2021	484	550
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	918
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K021, IO
1.515%, 06/25/2022 (A)	380	42
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1, IO
1.557%, 02/25/2018 (A)	1,298	88
FHLMC TBA
3.500%, 09/01/2032	338	366
3.000%, 02/15/2042 to 03/15/2043	4,295	4,492
2.500%, 04/15/2027 to 03/01/2043	5,700	5,933
FNMA
7.500%, 10/01/2037 to 04/01/2039	815	958
7.000%, 04/01/2032 to 01/01/2039	514	600
6.500%, 05/01/2027 to 10/01/2038	1,863	2,142
6.000%, 10/01/2019 to 10/01/2040	11,631	12,871
5.500%, 02/01/2021 to 07/01/2039	2,023	2,220
5.000%, 01/01/2020 to 09/01/2041	21,916	24,263
4.640%, 01/01/2021	490	577
4.540%, 01/01/2020	482	562
4.530%, 12/01/2019	485	572
4.500%, 08/01/2021 to 12/01/2041	6,462	7,133
4.390%, 05/01/2021	250	292
4.380%, 01/01/2021 to 04/01/2021	1,476	1,720
4.369%, 02/01/2020	485	562
4.360%, 05/01/2021	1,000	1,166
4.303%, 07/01/2021	1,175	1,372
4.301%, 01/01/2021	293	343

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.300%, 04/01/2021	$250	$290
4.291%, 06/01/2021	493	576
4.250%, 04/01/2021	750	870
4.240%, 06/01/2021	1,000	1,157
4.130%, 08/01/2021	983	1,131
4.066%, 07/01/2020	398	455
4.060%, 07/01/2021	1,000	1,146
4.000%, 07/01/2042 to 11/01/2042	12,724	14,135
3.632%, 12/01/2020	1,237	1,382
3.590%, 12/01/2020	484	538
3.505%, 09/01/2020	965	1,066
3.500%, 01/01/2026 to 12/01/2042	6,861	7,430
3.430%, 10/01/2020	971	1,068
3.290%, 10/01/2020	350	382
3.230%, 11/01/2020	350	380
3.000%, 03/01/2027 to 09/01/2032	5,280	5,638
2.680%, 07/01/2022	2,000	2,090
2.500%, 12/01/2022 to 10/01/2042	2,078	2,170
FNMA ARM (A)
6.277%, 09/01/2037	76	83
6.200%, 08/01/2036	84	92
5.922%, 04/01/2037	109	116
5.879%, 09/01/2037	41	45
5.874%, 09/01/2037	193	209
5.870%, 04/01/2036	216	232
5.575%, 01/01/2023	98	107
5.500%, 07/01/2037	283	303
3.580%, 11/01/2036	151	162
3.445%, 03/01/2036	276	295
3.185%, 11/01/2036	199	212
2.945%, 09/01/2036	94	101
2.864%, 09/01/2037	10	10
2.845%, 07/01/2037	165	176
2.822%, 12/01/2036	496	529
2.746%, 11/01/2037	209	222
2.726%, 12/01/2036	192	206
2.297%, 11/01/2037	318	340
2.074%, 07/01/2037	331	355
0.952%, 01/01/2019	197	198
FNMA CMO STRIPS, Ser 2005- 360, Cl 2, IO
5.000%, 08/01/2035	736	91
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	212	235
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	96	87
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	181	212
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	86	105
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	28	28

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	$380	$429
FNMA CMO, Ser 2003-131, Cl SK
15.781%, 01/25/2034 (A)	149	202
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,161
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	79	75
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	149	142
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	73	71
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	69	67
FNMA CMO, Ser 2004-89, Cl SM
17.298%, 09/25/2024 (A)	549	703
FNMA CMO, Ser 2005-106, Cl US
23.798%, 11/25/2035 (A)	645	1,038
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,082	1,179
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	134	145
FNMA CMO, Ser 2005-72, Cl SB
16.351%, 08/25/2035 (A)	173	211
FNMA CMO, Ser 2005-90, Cl ES
16.351%, 10/25/2035 (A)	152	195
FNMA CMO, Ser 2006-117, Cl GS, IO
6.440%, 12/25/2036 (A)	166	25
FNMA CMO, Ser 2006-118, Cl A2
0.268%, 12/25/2036 (A)	190	181
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	118	113
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	118	109
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	75	73
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	110	105
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	610	705
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	152	178

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-100, Cl SM, IO
6.240%, 10/25/2037 (A)	$441	$70
FNMA CMO, Ser 2007-101, Cl A2
0.460%, 06/27/2036 (A)	158	156
FNMA CMO, Ser 2007-112, Cl SA, IO
6.240%, 12/25/2037 (A)	401	71
FNMA CMO, Ser 2007-114, Cl A6
0.410%, 10/27/2037 (A)	200	199
FNMA CMO, Ser 2007-116, Cl HI, IO
1.887%, 01/25/2038 (A)	251	16
FNMA CMO, Ser 2007-29, Cl SG
21.967%, 04/25/2037 (A)	65	93
FNMA CMO, Ser 2007-65, Cl KI, IO
6.410%, 07/25/2037 (A)	331	43
FNMA CMO, Ser 2007-72, Cl EK, IO
6.190%, 07/25/2037 (A)	413	59
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	112	110
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,119
FNMA CMO, Ser 2007-85, Cl SG
15.726%, 09/25/2037 (A)	112	139
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	566	6
FNMA CMO, Ser 2008-4, Cl SD, IO
5.790%, 02/25/2038 (A)	765	107
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	287
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/2039 (A)	263	283
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/2019	589	680
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	333	41
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	291	279
FNMA CMO, Ser 2009-84, Cl WS, IO
5.690%, 10/25/2039 (A)	270	30
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	1,988	1,894

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	$171	$21
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	235	224
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	740	31
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/2039	179	195
FNMA CMO, Ser 2009-99, Cl SC, IO
5.970%, 12/25/2039 (A)	280	40
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/2039 (A)	342	388
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/2019	491	557
FNMA CMO, Ser 2010-1, Cl WA
6.160%, 02/25/2040 (A)	144	158
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	161	185
FNMA CMO, Ser 2010-23, Cl KS, IO
6.890%, 02/25/2040 (A)	463	64
FNMA CMO, Ser 2010-35, Cl SB, IO
6.210%, 04/25/2040 (A)	336	46
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	115	108
FNMA CMO, Ser 2010-68, Cl SA, IO
4.790%, 07/25/2040 (A)	1,215	211
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/2019	228	260
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/2020 (A)	549	634
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	791	973
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/2041	398	425
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	1,394	1,469
FNMA CMO, Ser 2012-101, IO
3.000%, 06/25/2027	1,357	168
FNMA CMO, Ser 2012-112, Cl FD
0.710%, 10/25/2042 (A)	498	502
FNMA CMO, Ser 2012-130, Cl DC
3.000%, 12/25/2042	2,372	2,480

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	$217	$226
FNMA CMO, Ser 2012-14, Cl FG
0.610%, 07/25/2040 (A)	929	933
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	547	609
FNMA CMO, Ser 2012-M12, Cl 1A
2.935%, 08/25/2022 (A)	1,210	1,284
FNMA CMO, Ser 2012-M15, Cl A
2.746%, 10/25/2022 (A)	938	984
FNMA DUS
0.569%, 01/01/2023	200	200
0.450%, 01/01/2023	500	500
0.210%, 01/01/2023	1,000	1,000
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	562	651
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	347	424
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	368	424
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	401	487
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	380	453
FNMA Interest CMO, Ser 1998- 300, PO
0.000%, 09/01/2024	146	134
FNMA TBA
4.000%, 11/15/2034 to 01/25/2043	2,170	2,352
3.500%, 01/25/2033 to 01/01/2041	2,800	2,994
3.000%, 01/01/2043 to 03/15/2043	22,345	23,391
2.500%, 01/01/2026 to 01/01/2043	10,900	11,336
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.890%, 06/25/2042 (A)	480	77
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.965%, 12/25/2042 (A)	263	319
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	231	264
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	81	94
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	247	287

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	$478	$571
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	585	689
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.430%, 03/25/2045 (A)	601	598
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	301	363
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.430%, 02/25/2036 (A)	254	253
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.470%, 11/25/2046 (A)	361	359
GNMA
7.500%, 10/15/2037	201	236
7.000%, 09/15/2031	89	107
6.500%, 12/15/2035	893	1,011
6.000%, 09/20/2038 to 01/15/2040	1,506	1,682
GNMA ARM
1.625%, 02/20/2034 (A),(B)	544	566
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	734	863
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	151	167
GNMA CMO, Ser 2003-97, Cl SA, IO
6.341%, 11/16/2033 (A)	489	111
GNMA CMO, Ser 2004-11, Cl SX
16.889%, 02/20/2034 (A)	37	60
GNMA CMO, Ser 2004-28, Cl SV
8.792%, 04/20/2034 (A)	290	321
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/2034	47	47
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	133	147
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	25	24
GNMA CMO, Ser 2004-87, Cl SB
7.432%, 03/17/2033 (A)	196	219
GNMA CMO, Ser 2005-28, PO
0.000%, 02/17/2033	398	381
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	493
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	64	60

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2006-38, Cl SG, IO
6.442%, 09/20/2033 (A)	$346	$24
GNMA CMO, Ser 2007-26, Cl SW, IO
5.992%, 05/20/2037 (A)	583	86
GNMA CMO, Ser 2007-27, Cl SD, IO
5.992%, 05/20/2037 (A)	357	54
GNMA CMO, Ser 2007-72, Cl US, IO
6.339%, 11/20/2037 (A)	222	38
GNMA CMO, Ser 2007-78, Cl SA, IO
6.321%, 12/16/2037 (A)	2,246	367
GNMA CMO, Ser 2007-82, Cl SA, IO
6.323%, 12/20/2037 (A)	303	50
GNMA CMO, Ser 2007-9, Cl CI, IO
5.989%, 03/20/2037 (A)	482	75
GNMA CMO, Ser 2008-1, PO
0.000%, 01/20/2038	125	119
GNMA CMO, Ser 2008-10, Cl S, IO
5.623%, 02/20/2038 (A)	474	64
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	90	86
GNMA CMO, Ser 2008-33, Cl XS, IO
7.491%, 04/16/2038 (A)	216	41
GNMA CMO, Ser 2008-55, Cl SA, IO
5.992%, 06/20/2038 (A)	524	78
GNMA CMO, Ser 2009-106, Cl AS, IO
6.191%, 11/16/2039 (A)	527	93
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	295	47
GNMA CMO, Ser 2009-24, Cl DS, IO
6.092%, 03/20/2039 (A)	680	72
GNMA CMO, Ser 2009-25, Cl SE, IO
7.392%, 09/20/2038 (A)	369	58
GNMA CMO, Ser 2009-43, Cl SA, IO
5.743%, 06/20/2039 (A)	411	60
GNMA CMO, Ser 2009-6, Cl SH, IO
5.833%, 02/20/2039 (A)	346	48
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	175	23
GNMA CMO, Ser 2009-65, Cl TS, IO
6.193%, 12/20/2038 (A)	698	93
GNMA CMO, Ser 2009-66, Cl XS, IO
6.591%, 07/16/2039 (A)	4,003	622

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-67, Cl SA, IO
5.841%, 08/16/2039 (A)	$278	$36
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	606
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	395	374
GNMA CMO, Ser 2009-83, Cl TS, IO
5.893%, 08/20/2039 (A)	501	63
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	125	117
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	438	407
GNMA CMO, Ser 2010-4, Cl NS, IO
6.181%, 01/16/2040 (A)	4,921	810
GNMA CMO, Ser 2010-47, Cl PX, IO
6.492%, 06/20/2037 (A)	756	127
GNMA CMO, Ser 2010-H11, Cl FA
1.209%, 06/20/2060 (A)	597	616
GNMA CMO, Ser 2011-H08, Cl FD
0.710%, 02/20/2061 (A)	616	620
GNMA CMO, Ser 2012-H25, Cl FA
0.910%, 12/20/2061 (A)	990	1,003
GNMA TBA
3.500%, 01/15/2041	1,500	1,629
3.000%, 01/01/2043	6,755	7,181
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	427	451

		289,378

Non-Agency Mortgage-Backed Obligations — 7.4%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.458%, 02/02/2037 (A)(C)	152	147
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/2048 (A)(C)	171	171
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A)(C)	200	203
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A)(C)	300	312

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A)(C)	$115	$118
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(C)	190	201
American Home Mortgage Investment Trust, Ser 2004- 4, Cl 4A
2.540%, 02/25/2045 (A)	1,038	1,005
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.171%, 05/24/2036 (A)(C)	147	150
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.171%, 05/24/2036 (A)(C)	100	102
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.571%, 03/26/2037 (A)(C)	670	670
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.400%, 10/28/2036 (A)(C)	57	57
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	145	151
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	328	342
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	118	120
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	128	131
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	70	72
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	100	102
Banc of America Commercial Mortgage Securities, Ser 2008-1, Cl A4
6.394%, 02/10/2051 (A)	220	267
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AM
5.964%, 05/10/2045 (A)	40	45

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Commercial Mortgage Trust, Ser 2007-1, Cl A4
5.451%, 01/15/2049	$247	$286
Banc of America Funding, Ser 2004-C, Cl 1A1
5.056%, 12/20/2034 (A)	68	68
Banc of America Funding, Ser 2006-G, Cl 2A3
0.381%, 07/20/2036 (A)	751	742
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A)(C)	159	168
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	198	206
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	248	248
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	31	31
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	365	396
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	321
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	215	246
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	257
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.760%, 05/25/2018 (A)	83	79
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.660%, 08/25/2018 (A)	32	30
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	200	204
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	51	52
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	72	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	$150	$152
BCAP LLC Trust, Ser 2009- RR10, Cl 17A1
5.750%, 06/26/2037 (C)	133	136
BCAP LLC Trust, Ser 2009- RR13, Cl 17A2
5.500%, 04/26/2037 (A)(C)	114	111
BCAP LLC Trust, Ser 2009- RR5, Cl 8A1
5.500%, 11/26/2034 (C)	383	407
BCAP LLC Trust, Ser 2010- RR12, Cl 2A5
4.500%, 01/26/2036 (A)(C)	161	167
BCAP LLC Trust, Ser 2010- RR5, Cl 2A5
5.254%, 04/26/2037 (A)(C)	277	278
BCAP LLC Trust, Ser 2010- RR6, Cl 5A1
5.500%, 11/26/2037 (A)(C)	53	53
BCAP LLC Trust, Ser 2010- RR7, Cl 1A5
5.001%, 04/26/2035 (A)(C)	66	65
BCAP LLC Trust, Ser 2010- RR7, Cl 2A1
2.521%, 07/26/2045 (A)(C)	218	206
BCAP LLC Trust, Ser 2010- RR7, Cl 15A1
1.010%, 01/26/2036 (A)(C)	98	94
BCAP LLC Trust, Ser 2010- RR7, Cl 16A1
0.860%, 02/26/2047 (A)(C)	51	49
BCAP LLC Trust, Ser 2011- RR4, Cl 6A3
5.000%, 08/26/2037 (A)(C)	179	178
BCAP LLC Trust, Ser 2011-RR5
0.361%, 05/28/2036 (A)(C)	202	183
BCAP LLC Trust, Ser 2011- RR5, Cl 14A3
2.917%, 07/26/2036 (A)(C)	122	118
BCAP Trust, Ser 2011-RR10, Cl 2A1
3.223%, 09/26/2037 (A)(C)	424	377
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.400%, 05/26/2036 (A)(C)	479	443

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BCAP Trust, Ser 2012-RR2, Cl 1A1
0.380%, 08/26/2036 (A)(C)	$391	$373
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.095%, 05/25/2034 (A)	85	87
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	153	154
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	2	2
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (A)	354	360
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	14	14
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.300%, 06/11/2041 (A)(C)	2,429	33
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.302%, 10/12/2042 (A)	795	882
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.619%, 03/11/2039 (A)	100	113
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.219%, 07/15/2044 (A)	100	106
CD Mortgage Trust, Ser 2006- CD2, Cl AM
5.530%, 01/15/2046 (A)	120	131
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/2047	290	320
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.660%, 01/25/2034 (A)	25	25
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/2018	41	40
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.992%, 02/25/2037 (A)	112	114
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.981%, 02/25/2037 (A)	55	56
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.080%, 07/25/2037 (A)	141	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
3.014%, 07/25/2037 (A)	$146	$145
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl A4
4.860%, 05/15/2043	265	286
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	129
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	90	103
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	109	111
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.023%, 11/25/2038 (A)(C)	204	207
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A)(C)	86	87
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	1,025	1,065
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	503	527
Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.287%, 02/25/2047 (A)(C)	77	77
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.391%, 02/25/2046 (A)(C)	125	116
Citigroup Mortgage Loan Trust, Ser 2012-A, Cl A
2.500%, 06/25/2051 (C)	146	145
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.198%, 12/11/2049 (A)(C)	12,058	93
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.082%, 01/15/2046 (A)(C)	14,101	26
COMM 2012-CCRE2 Mortgage Trust, Ser 2012-CR2, IO
2.141%, 08/15/2045 (A)	767	97
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl ASB
2.752%, 08/15/2045	265	278
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	83	84

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Pass- Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (C)	$393	$393
Commercial Mortgage Pass- Through Certificates, Ser 2007-C9, Cl A4
5.994%, 12/10/2049 (A)	400	475
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	495	508
Commercial Mortgage Pass- Through Certificates, Ser 2012-CR3, Cl ASB
2.372%, 11/15/2045	189	194
Commercial Mortgage Pass- Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	560	600
Commercial Mortgage Pass- Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/2045	342	369
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	256	265
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	411	424
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.502%, 08/25/2018 (A)	31	32
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	96	99
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	304	313
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	119	127
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	130	133
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.774%, 10/25/2033 (A)	995	963

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	$235	$240
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	378	406
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.855%, 03/15/2039 (A)	215	243
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	200	227
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	1,145	1,300
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/2035 (C)	1	1
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.911%, 09/26/2046 (A)(C)	112	112
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/2037 (A)(C)	11	11
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A)(C)	100	96
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (C)	80	80
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	264	270
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.962%, 07/28/2036 (A)(C)	124	118
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.461%, 08/28/2047 (A)(C)	295	293

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.211%, 03/27/2046 (A)(C)	$404	$406
CSMC, Ser 2012-11R, Cl A6
1.209%, 06/28/2047 (A)(C)	494	471
CW Capital Cobalt, Ser 2006- C1, Cl A4
5.223%, 08/15/2048	215	244
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(C)	500	581
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (C)	684	686
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	659	762
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.628%, 02/25/2020 (A)	82	85
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.341%, 04/26/2037 (A)(C)	49	48
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (C)	667	696
FDIC Structured Sale Guaranteed Notes, Ser 2010- C1, Cl A
2.980%, 12/06/2020 (C)	257	270
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	95	98
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A)(C)	461	489
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/2034	16	16
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	177	181
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	291	314
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.425%, 10/19/2033 (A)	196	202
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	149	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	$220	$224
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	183	189
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	86	88
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl A4
4.111%, 07/05/2035	218	219
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A)(D)	1,033	1,076
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	289	295
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	786	868
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.064%, 07/10/2038 (A)	356	409
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	47
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.808%, 11/10/2039 (A)(C)	3,081	57
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	140	164
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,908
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/2045	164	168
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.560%, 09/25/2035 (A)(C)	182	152
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.427%, 10/25/2033 (A)	331	339
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	218	228
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.710%, 06/25/2035 (A)	54	51
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	46	47

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.679%, 10/25/2034 (A)	$1,394	$1,358
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	707	799
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	120	126
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.560%, 05/25/2036 (A)	109	107
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.557%, 08/25/2036 (A)	140	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	134	136
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	512	541
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1
5.038%, 03/15/2046 (A)	1,005	1,087
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	101	102
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.122%, 06/12/2043 (A)	12,661	87
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	78	82
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.364%, 05/15/2047 (A)	150	149
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	125	148
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB20, Cl AM
5.902%, 02/12/2051 (A)	30	35
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.812%, 06/15/2049 (A)	120	140

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (A)	$38	$45
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	124	133
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	204	226
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (C)	189	221
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	211	216
JPMorgan Chase Commercial Mortgage Securities, Ser LDP8, Cl A4
5.399%, 05/15/2045	915	1,051
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.047%, 07/25/2034 (A)	48	48
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
3.035%, 09/25/2034 (A)	50	51
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.014%, 08/25/2034 (A)	436	441
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.913%, 11/25/2033 (A)	224	226
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
3.001%, 08/25/2034 (A)	215	212
JPMorgan Reremic, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A)(C)	101	100
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.071%, 07/15/2044 (A)	129	135
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	37	38
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.799%, 12/15/2029 (A)	45	48
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	365	393
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	223

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2006-C1,Cl XCL, IO
0.201%, 02/15/2041 (A)(C)	$7,758	$80
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.063%, 06/15/2038 (A)	425	491
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	38	39
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	330	383
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/2037 (A)(C)	86	86
Master Adjustable Rate Mortgages Trust, Ser 2004- 13, Cl 3A6
2.627%, 11/21/2034 (A)	44	44
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	120	127
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (C)	75	60
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	316	329
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	35	36
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	77	80
Merrill Lynch Commecial Mortgage Series, Ser 2006-4, Cl AM
5.204%, 12/12/2049 (A)	120	133
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.753%, 07/25/2033 (A)	43	44
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.147%, 02/25/2034 (A)	361	372
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	127	134
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.563%, 01/12/2044 (A)	120	130
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.041%, 06/12/2050 (A)	176	202
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.237%, 12/12/2049 (A)(C)	3,049	38

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	$496	$564
MLCC Mortgage Investors, Ser 2004-A, Cl A2
1.155%, 04/25/2029 (A)	97	93
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	158	166
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A3
2.506%, 11/15/2045	377	388
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	19	19
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	45	46
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	63	69
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.357%, 11/14/2042 (A)	29	29
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	840	918
Morgan Stanley Capital I, Ser 2007-HQ11, IO
0.398%, 02/12/2044 (A)(C)	8,154	51
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	266	316
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.820%, 06/11/2042 (A)	100	118
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/2056 (C)	4	4
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	290	312
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	194
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	557	590
Morgan Stanley Capital I, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	666	673
Morgan Stanley Capital I, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	130	97
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	6	6

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/2035	$95	$95
Morgan Stanley Re-Remic Trust, Ser 2009-IO, PO
0.000%, 07/17/2056 (C)	150	134
Morgan Stanley Re-Remic Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (C)	250	255
Morgan Stanley Re-Remic Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (C)	120	120
Morgan Stanley Re-Remic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (C)	250	262
Morgan Stanley Re-Remic Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (C)	403	406
Morgan Stanley, Ser 12
1.000%, 03/27/2051	171	168
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/2025 (C)	443	446
NorthStar Mortgage Trust, Ser 2012-1, Cl A
1.410%, 08/25/2029 (A)(C)	125	125
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	91	100
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	35	30
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(C)	191	198
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	239	246
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	128	132
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	320	297
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	552	570
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	62	63
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	101	105
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.793%, 12/25/2034 (A)	760	765

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003- HYB1, Cl A
3.099%, 09/25/2033 (A)	$144	$147
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	24	24
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	46	47
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A)(C)	177	183
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A)(C)	300	316
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(C)	111	114
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(C)	100	104
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(C)	248	249
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.891%, 06/25/2034 (A)	104	105
Structured Asset Securities, Ser 2003-16, Cl A3
0.710%, 06/25/2033 (A)	77	74
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.750%, 07/25/2033 (A)	307	311
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.356%, 11/25/2033 (A)	75	80
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	180	182
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.983%, 12/25/2033 (A)	90	92
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	297	296
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030 (C)	145	155
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.994%, 05/10/2063 (A)(C)	776	81

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	$130	$141
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	224	234
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl AS
3.317%, 12/10/2045 (C)	100	101
UBS-Barclays Commercial Mortgage Trust, Ser C4, Cl AAB
2.459%, 12/10/2045	511	519
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	756	892
Vericrest Opportunity Loan Transferee, Ser 2012-NL3A, Cl A
2.734%, 11/25/2060 (A)(C)	342	342
VNO Mortgage Trust, Ser 2012- 6AVE, Cl A
2.996%, 11/15/2030 (C)	100	103
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (C)	1	1
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	36	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.511%, 10/25/2033 (A)	219	225
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.319%, 08/25/2033 (A)	122	122
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.460%, 08/25/2033 (A)	58	59
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.444%, 09/25/2033 (A)	196	200
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	74	77
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.886%, 06/25/2033 (A)	37	46

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	$561	$588
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.572%, 06/25/2034 (A)	87	88
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.572%, 06/25/2034 (A)	130	132
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	180	188
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	436	456
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	255	269
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(C)	140	142
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003- 15, Cl 1A1
4.750%, 12/25/2018	147	151
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.422%, 10/25/2033 (A)	21	21
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.434%, 11/25/2033 (A)	101	104
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	41	42
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004- EE, Cl 2A1
2.626%, 12/25/2034 (A)	211	217
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004- EE, Cl 2A2
2.626%, 12/25/2034 (A)	211	217
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004- EE, Cl 3A1
3.049%, 12/25/2034 (A)	98	101
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.615%, 06/25/2034 (A)	373	376

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.791%, 07/25/2034 (A)	$213	$215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.616%, 09/25/2034 (A)	362	365
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.652%, 10/25/2034 (A)	112	114
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.652%, 10/25/2034 (A)	224	230
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	57	60
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR8, Cl 2A1
2.733%, 06/25/2035 (A)	197	201
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	872
WF-RBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.608%, 06/15/2045 (A)(C)	398	43
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (C)	125	144

		69,654

Total Mortgage-Backed Securities (Cost $341,913) ($ Thousands)		359,032

CORPORATE OBLIGATIONS — 22.8%

Consumer Discretionary — 1.4%
CBS
7.875%, 07/30/2030	90	124
5.750%, 04/15/2020	25	30
CC Holdings GS V
3.849%, 04/15/2023 (C)	240	244
Comcast
7.050%, 03/15/2033	90	120
6.950%, 08/15/2037	30	41
6.500%, 01/15/2017	1,280	1,544
6.450%, 03/15/2037	90	116
4.650%, 07/15/2042	25	26
Comcast Cable Holdings
10.125%, 04/15/2022	45	66
COX Communications
5.450%, 12/15/2014	22	24
Cox Enterprises
7.375%, 07/15/2027 (C)	50	63
Daimler Finance North America
6.500%, 11/15/2013	80	84
2.625%, 09/15/2016 (C)	150	156
1.875%, 09/15/2014 (C)	540	549
1.300%, 07/31/2015 (C)	860	865

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DIRECTV Holdings
6.000%, 08/15/2040	$515	$571
5.150%, 03/15/2042	85	86
4.600%, 02/15/2021	100	108
3.800%, 03/15/2022	270	279
Discovery Communications
4.950%, 05/15/2042	25	27
4.375%, 06/15/2021	53	59
ERAC USA Finance (C)
6.700%, 06/01/2034	71	86
5.625%, 03/15/2042	280	310
3.300%, 10/15/2022	85	86
2.750%, 03/15/2017	16	17
Gap
5.950%, 04/12/2021	520	595
Historic TW
9.150%, 02/01/2023	200	295
Johnson Controls
5.250%, 12/01/2041	120	136
4.250%, 03/01/2021	65	71
3.750%, 12/01/2021	69	73
Kohl’s
4.000%, 11/01/2021	30	32
Lowe’s MTN
7.110%, 05/15/2037	110	149
5.125%, 11/15/2041	11	13
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	392	398
Macy’s Retail Holdings
7.450%, 07/15/2017	35	43
5.125%, 01/15/2042	14	15
NBCUniversal Media
5.950%, 04/01/2041	50	61
4.450%, 01/15/2043	193	195
2.875%, 01/15/2023	266	267
Newell Rubbermaid
4.700%, 08/15/2020	47	52
News America
7.300%, 04/30/2028	150	190
7.250%, 05/18/2018	50	63
6.650%, 11/15/2037	25	32
6.150%, 03/01/2037	607	745
6.150%, 02/15/2041	116	147
Omnicom Group
3.625%, 05/01/2022	140	146
Pearson Funding Four
3.750%, 05/08/2022 (C)	220	232
Staples
9.750%, 01/15/2014	80	87
TCI Communications
8.750%, 08/01/2015	210	251
7.125%, 02/15/2028	200	264
Thomson Reuters
4.700%, 10/15/2019	75	86
3.950%, 09/30/2021	109	119
Time Warner
7.625%, 04/15/2031	385	530
5.375%, 10/15/2041	12	13

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
8.250%, 04/01/2019	$200	$266
7.300%, 07/01/2038	110	146
6.750%, 07/01/2018	160	200
5.875%, 11/15/2040	440	513
5.500%, 09/01/2041	44	49
4.500%, 09/15/2042	180	176
4.000%, 09/01/2021	330	362
University of Pennsylvania
4.674%, 09/01/2112	170	190
Viacom
3.875%, 12/15/2021	75	82
Walt Disney MTN
1.100%, 12/01/2017	190	190
0.450%, 12/01/2015	21	21
WPP Finance 2010
5.125%, 09/07/2042	52	51
Wyndham Worldwide
4.250%, 03/01/2022	132	136
2.950%, 03/01/2017	130	133

		13,496

Consumer Staples — 1.3%
Altria Group
4.750%, 05/05/2021	340	385
2.850%, 08/09/2022	160	158
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	745	995
2.500%, 07/15/2022	320	322
1.375%, 07/15/2017	690	697
0.800%, 07/15/2015 (D)	830	832
Bunge Finance
8.500%, 06/15/2019	120	154
Coca-Cola
1.800%, 09/01/2016	456	471
ConAgra Foods
2.100%, 03/15/2018	7	7
1.350%, 09/10/2015	160	160
Costco Wholesale
0.650%, 12/07/2015	57	57
CVS Caremark
6.125%, 09/15/2039	40	51
2.750%, 12/01/2022	250	251
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	95	114
Diageo Capital
4.828%, 07/15/2020	90	106
Diageo Investment
2.875%, 05/11/2022	380	392
Heineken
1.400%, 10/01/2017 (C)	240	239
Kellogg
3.125%, 05/17/2022	35	37
1.750%, 05/17/2017	115	117
Kimberly-Clark
2.400%, 03/01/2022	12	12
Kraft Foods
6.500%, 02/09/2040	450	605
5.375%, 02/10/2020	60	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kraft Foods Group (C)
6.500%, 02/09/2040	$235	$309
6.125%, 08/23/2018	225	276
5.375%, 02/10/2020	31	37
5.000%, 06/04/2042	50	56
3.500%, 06/06/2022	1,045	1,115
Kroger
7.500%, 04/01/2031	90	117
5.400%, 07/15/2040	14	16
2.200%, 01/15/2017	40	41
PepsiCo
7.900%, 11/01/2018	11	15
3.000%, 08/25/2021	31	33
2.750%, 03/05/2022	605	622
2.500%, 05/10/2016	290	305
1.250%, 08/13/2017	507	509
0.700%, 08/13/2015	220	220
Pernod-Ricard (C)
5.750%, 04/07/2021	285	341
4.450%, 01/15/2022	220	243
Philip Morris International
4.500%, 03/20/2042	240	261
2.500%, 08/22/2022	400	402
1.125%, 08/21/2017	319	318
Reynolds American
3.250%, 11/01/2022	80	80
SABMiller
5.500%, 08/15/2013 (C)	90	93
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	265
Tyson Foods
4.500%, 06/15/2022 (D)	310	336
Wal-Mart Stores
5.625%, 04/15/2041 (D)	136	178

		12,423

Energy — 2.2%
Anadarko Finance, Ser B
7.500%, 05/01/2031	100	132
Anadarko Petroleum
7.625%, 03/15/2014	180	193
5.950%, 09/15/2016	60	69
Apache
5.625%, 01/15/2017	250	293
4.250%, 01/15/2044	165	169
2.625%, 01/15/2023	324	323
Baker Hughes
7.500%, 11/15/2018	170	225
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	634
BP Capital Markets
3.561%, 11/01/2021	100	108
3.245%, 05/06/2022	310	327
2.500%, 11/06/2022	220	218
1.846%, 05/05/2017	172	176
1.375%, 11/06/2017	95	95
Canadian Natural Resources
7.200%, 01/15/2032	50	67
6.450%, 06/30/2033	50	64
Canadian Oil Sands
6.000%, 04/01/2042 (C)(D)	242	284

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cenovus Energy
4.450%, 09/15/2042	$19	$20
3.000%, 08/15/2022	8	8
CenterPoint Energy Resources
5.950%, 01/15/2014	70	73
Conoco Funding
7.250%, 10/15/2031	130	192
ConocoPhillips
6.000%, 01/15/2020 (D)	100	127
DCP Midstream Operating
4.950%, 04/01/2022	311	330
2.500%, 12/01/2017	375	373
Devon Energy
6.300%, 01/15/2019	80	99
5.600%, 07/15/2041	420	499
4.750%, 05/15/2042	17	18
3.250%, 05/15/2022	327	341
El Paso Pipeline Partners Operating
4.700%, 11/01/2042	115	113
4.100%, 11/15/2015	75	80
Encana
6.500%, 05/15/2019 (D)	100	123
6.500%, 02/01/2038	475	594
Energen
4.625%, 09/01/2021	255	266
Energy Transfer Partners
6.500%, 02/01/2042	119	146
ENI
5.700%, 10/01/2040 (C)	300	315
Enterprise Products Operating
5.700%, 02/15/2042	150	176
EOG Resources
2.625%, 03/15/2023	76	77
Halliburton
6.150%, 09/15/2019	80	101
Hess
8.125%, 02/15/2019	260	342
Husky Energy
7.250%, 12/15/2019	83	108
Kerr-McGee
6.950%, 07/01/2024	748	948
Kinder Morgan Energy Partners
5.000%, 08/15/2042 (D)	100	106
3.950%, 09/01/2022	80	86
Marathon Petroleum
6.500%, 03/01/2041	115	146
Murphy Oil
5.125%, 12/01/2042	65	63
3.700%, 12/01/2022	245	244
Nabors Industries
9.250%, 01/15/2019	50	66
Noble Energy
4.150%, 12/15/2021	230	254
Noble Holding International
5.250%, 03/15/2042	40	43
3.950%, 03/15/2022	12	13
Occidental Petroleum
2.700%, 02/15/2023	319	325
1.750%, 02/15/2017	35	36

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ONEOK Partners
6.125%, 02/01/2041	$100	$120
2.000%, 10/01/2017	195	197
Pemex Project Funding Master Trust
6.625%, 06/15/2035	350	444
Petrobras International Finance
5.375%, 01/27/2021	870	979
3.500%, 02/06/2017	575	603
2.875%, 02/06/2015	215	221
Petro-Canada
6.800%, 05/15/2038	475	648
6.050%, 05/15/2018	115	140
Petroleos Mexicanos
5.500%, 06/27/2044 (C)	105	115
2.000%, 12/20/2022	166	170
1.950%, 12/20/2022	473	482
1.700%, 12/20/2022	370	373
Phillips 66 (C)
5.875%, 05/01/2042	35	42
4.300%, 04/01/2022	26	29
2.950%, 05/01/2017	33	35
Rowan
5.400%, 12/01/2042	185	187
Schlumberger Investment
3.300%, 09/14/2021 (C)	47	50
Shell International Finance
4.375%, 03/25/2020	140	162
Southern Union
8.250%, 11/15/2029	675	858
Spectra Energy Capital
8.000%, 10/01/2019	200	264
Statoil
5.250%, 04/15/2019	140	168
4.250%, 11/23/2041	27	29
3.150%, 01/23/2022	33	35
3.125%, 08/17/2017	50	54
1.200%, 01/17/2018	350	350
Suncor Energy
6.850%, 06/01/2039	50	69
Talisman Energy
7.750%, 06/01/2019	273	352
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,189
Tosco
7.800%, 01/01/2027	65	96
Total Capital
4.250%, 12/15/2021	50	58
Total Capital International
2.875%, 02/17/2022	37	39
1.550%, 06/28/2017	156	158
TransCanada Pipelines
7.125%, 01/15/2019	50	64
6.500%, 08/15/2018	175	220
Transocean
7.350%, 12/15/2041	9	12
6.500%, 11/15/2020	120	145
6.375%, 12/15/2021	361	439
Union Pacific Resources Group
7.150%, 05/15/2028	52	63

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Weatherford International
5.950%, 04/15/2042	$22	$24
4.500%, 04/15/2022	20	21
Western Gas Partners
5.375%, 06/01/2021	100	114
4.000%, 07/01/2022	163	172
Williams
7.875%, 09/01/2021	566	729

		20,947

Financials — 11.6%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	338
ACE INA Holdings
5.600%, 05/15/2015	100	111
Achmea Hypotheekbank
3.200%, 11/03/2014 (C)	537	563
Aflac
8.500%, 05/15/2019	25	34
6.450%, 08/15/2040	25	32
4.000%, 02/15/2022	52	56
African Development Bank
8.800%, 09/01/2019	100	133
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	30	40
American Express
7.000%, 03/19/2018	170	215
American Express Credit MTN
7.300%, 08/20/2013	430	448
2.800%, 09/19/2016	44	47
1.750%, 06/12/2015	545	556
American Honda Finance MTN (C)
3.875%, 09/21/2020	495	544
1.000%, 08/11/2015	210	211
American International Group
6.400%, 12/15/2020	665	825
5.850%, 01/16/2018	5	6
4.875%, 06/01/2022	246	281
American Tower ‡
5.050%, 09/01/2020	104	117
4.500%, 01/15/2018	390	428
Andina de Fomento
3.750%, 01/15/2016	90	95
ANZ National Int’l MTN
3.125%, 08/10/2015 (C)	100	105
AON
6.250%, 09/30/2040	19	25
3.500%, 09/30/2015	11	12
ASIF Global Financing XIX
4.900%, 01/17/2013 (C)	336	336
Associates Corp of North America
6.950%, 11/01/2018	128	154
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
4.125%, 11/09/2022 (C)	270	275

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America MTN
7.375%, 05/15/2014	$400	$433
6.500%, 08/01/2016	1,325	1,530
6.100%, 06/15/2017	2,600	2,996
6.000%, 09/01/2017 (D)	345	404
5.875%, 01/05/2021	110	132
5.875%, 02/07/2042	175	218
5.750%, 12/01/2017	90	105
5.700%, 01/24/2022	60	72
5.650%, 05/01/2018	1,540	1,792
5.625%, 07/01/2020	75	89
5.000%, 05/13/2021	310	354
3.875%, 03/22/2017	20	22
1.500%, 10/09/2015	845	849
Bank of Montreal MTN
1.400%, 09/11/2017	108	108
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	46
3.550%, 09/23/2021	34	37
2.950%, 06/18/2015 (D)	125	132
2.400%, 01/17/2017	129	135
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (C)	100	106
Barclays Bank
5.200%, 07/10/2014	150	160
5.000%, 09/22/2016	100	112
2.750%, 02/23/2015	110	114
BB&T
4.900%, 06/30/2017	200	226
3.950%, 04/29/2016	160	174
3.375%, 09/25/2013	70	71
1.450%, 01/12/2018	490	492
BBVA US Senior SAU
4.664%, 10/09/2015	600	615
Bear Stearns
7.250%, 02/01/2018	1,500	1,880
Berkshire Hathaway
3.750%, 08/15/2021 (D)	500	551
3.400%, 01/31/2022	65	70
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	132
4.400%, 05/15/2042	131	136
BlackRock
6.250%, 09/15/2017 (D)	145	177
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	333
BNP Paribas MTN
2.375%, 09/14/2017	160	162
Boston Properties ‡
3.850%, 02/01/2023	275	289
Capital One Financial
7.375%, 05/23/2014	225	245
6.750%, 09/15/2017	145	177
4.750%, 07/15/2021	50	58
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	143
5.850%, 09/01/2017	140	168
Charles Schwab
3.225%, 09/01/2022 (C)	20	20

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.125%, 07/15/2039 (D)	$275	$412
6.875%, 03/05/2038	775	1,020
6.375%, 08/12/2014	300	324
6.125%, 05/15/2018	209	250
6.010%, 01/15/2015	325	355
6.000%, 08/15/2017	620	730
5.875%, 01/30/2042	310	383
5.500%, 10/15/2014	115	123
5.375%, 08/09/2020 (D)	340	401
5.300%, 01/07/2016	220	243
4.500%, 01/14/2022	853	952
4.450%, 01/10/2017	535	593
2.650%, 03/02/2015	226	233
0.862%, 08/25/2036 (A)	1,500	1,093
CME Group
5.750%, 02/15/2014	46	49
CNA Financial
5.875%, 08/15/2020	72	85
Comerica
3.000%, 09/16/2015	35	37
CommonWealth ‡
6.650%, 01/15/2018	60	67
6.250%, 08/15/2016	100	110
Commonwealth Bank of Australia
2.250%, 03/16/2017 (C)(D)	250	261
Commonwealth Bank of Australia NY
1.250%, 09/18/2015	250	253
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (C)	100	116
3.950%, 11/09/2022	680	696
3.875%, 02/08/2022	30	32
3.375%, 01/19/2017	70	75
Credit Suisse USA
5.125%, 08/15/2015	170	189
DDR ‡
4.625%, 07/15/2022	260	284
Deutsche Bank MTN
3.875%, 08/18/2014	100	105
2.375%, 01/11/2013 (D)	100	100
Discover Financial Services
6.450%, 06/12/2017	250	292
DnB Boligkreditt
2.100%, 10/14/2015 (C)	400	415
Equity One ‡
3.750%, 11/15/2022	103	102
ERAC USA Finance
2.250%, 01/10/2014 (C)	58	59
ERP Operating ‡
5.750%, 06/15/2017	125	147
4.625%, 12/15/2021	64	72
Experian Finance
2.375%, 06/15/2017 (C)	215	219
Farmers Exchange Capital (C)
7.200%, 07/15/2048	1,321	1,604
7.050%, 07/15/2028	80	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (C)(E)	$250	$250
Federal Realty Investment Trust ‡
3.000%, 08/01/2022	130	129
Ford Motor Credit LLC
5.875%, 08/02/2021	1,246	1,451
3.984%, 06/15/2016	200	212
2.750%, 05/15/2015 (D)	510	521
General Electric Capital MTN
6.875%, 01/10/2039	480	652
6.750%, 03/15/2032	965	1,253
6.150%, 08/07/2037	885	1,100
6.000%, 08/07/2019	645	785
5.875%, 01/14/2038	585	706
5.625%, 09/15/2017 (D)	100	118
5.550%, 05/04/2020	270	321
5.500%, 01/08/2020	180	213
5.400%, 02/15/2017	200	230
5.300%, 02/11/2021	580	673
4.625%, 01/07/2021	70	79
3.150%, 09/07/2022	554	566
2.300%, 04/27/2017	45	47
2.100%, 12/11/2019	140	140
1.625%, 07/02/2015	515	524
1.000%, 12/11/2015	270	271
0.693%, 05/05/2026 (A)	600	519
0.582%, 08/07/2018 (A)	850	818
Goldman Sachs Group
7.500%, 02/15/2019	710	893
6.750%, 10/01/2037	55	62
6.250%, 09/01/2017	350	413
6.250%, 02/01/2041	410	503
6.150%, 04/01/2018 (D)	1,070	1,257
6.000%, 06/15/2020	880	1,046
5.750%, 01/24/2022	310	367
5.375%, 03/15/2020	1,050	1,203
3.300%, 05/03/2015	55	57
Goodman Funding Pty Ltd.‡
6.000%, 03/22/2022 (C)	260	291
GTP Acquisition Partners I
4.347%, 06/15/2016 (C)	144	153
HCP ‡
6.300%, 09/15/2016 (D)	375	433
6.000%, 06/15/2014	500	531
5.650%, 12/15/2013	386	404
3.750%, 02/01/2019	1,453	1,533
2.625%, 02/01/2020	109	109
Health Care ‡
6.125%, 04/15/2020	1,775	2,079
Healthcare Realty Trust ‡
6.500%, 01/17/2017	1,400	1,601
HSBC Bank
4.125%, 08/12/2020 (C)	100	111
HSBC Bank USA NY
4.625%, 04/01/2014	175	183
HSBC Finance
6.676%, 01/15/2021(C)	950	1,127
5.500%, 01/19/2016	140	156
4.750%, 07/15/2013	160	163

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Holdings
4.875%, 01/14/2022	$100	$116
HSBC Holdings PLC
4.000%, 03/30/2022	206	226
HSBC USA
2.375%, 02/13/2015	435	447
Hyundai Capital America
2.125%, 10/02/2017 (C)	60	60
ING Bank
3.750%, 03/07/2017 (C)	200	213
Inter-American Development Bank MTN
3.875%, 10/28/2041	269	294
International Lease Finance (C)
7.125%, 09/01/2018	500	580
6.750%, 09/01/2016 (D)	500	561
Itau Unibanco Holding
5.125%, 05/13/2023 (C)	310	317
Jackson National Life Global Funding MTN (C)
5.375%, 05/08/2013	200	203
4.700%, 06/01/2018	100	110
Jefferies Group
6.450%, 06/08/2027	160	170
6.250%, 01/15/2036	120	124
John Deere Capital MTN
5.750%, 09/10/2018	100	122
JPMorgan Chase
5.400%, 01/06/2042	143	172
4.650%, 06/01/2014	407	429
4.500%, 01/24/2022	770	871
3.450%, 03/01/2016	385	409
3.250%, 09/23/2022 (D)	114	117
3.150%, 07/05/2016	40	42
2.000%, 08/15/2017 (D)	442	452
1.100%, 10/15/2015	767	767
JPMorgan Chase Bank
6.000%, 10/01/2017	2,677	3,169
JPMorgan Chase Capital XIII
1.261%, 09/30/2034 (A)	500	410
KeyBank
5.800%, 07/01/2014	250	268
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	190	190
Lazard Group LLC
7.125%, 05/15/2015	363	404
6.850%, 06/15/2017	499	577
Liberty Mutual Group
6.500%, 05/01/2042 (C)	144	162
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	363
Macquarie Bank
5.000%, 02/22/2017 (C)(D)	170	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Macquarie Group
7.625%, 08/13/2019 (C)	$70	$82
7.300%, 08/01/2014 (C)	120	129
7.300%, 08/01/2014	1,475	1,591
6.250%, 01/14/2021 (C)(D)	96	106
6.000%, 01/14/2020 (C)	50	54
Markel
4.900%, 07/01/2022	150	163
Massachusetts Mutual Life Insurance (C)
8.875%, 06/01/2039	465	702
5.375%, 12/01/2041	49	57
MassMutual Global Funding II
2.875%, 04/21/2014 (C)	100	103
Merrill Lynch MTN
6.875%, 04/25/2018	100	121
6.400%, 08/28/2017	150	176
MetLife
6.750%, 06/01/2016	390	462
6.400%, 12/15/2036	795	850
5.700%, 06/15/2035	15	18
4.125%, 08/13/2042	89	89
1.756%, 12/15/2017	210	213
Metropolitan Life Global Funding I (C)
5.125%, 06/10/2014	100	106
2.500%, 09/29/2015	520	542
1.700%, 06/29/2015	213	217
0.659%, 03/19/2014 (A)	1,125	1,126
Monumental Global Funding
5.500%, 04/22/2013 (C)	65	66
Morgan Stanley MTN
7.300%, 05/13/2019	335	407
6.625%, 04/01/2018	2,050	2,416
6.250%, 08/28/2017	200	229
5.750%, 01/25/2021	100	114
5.625%, 09/23/2019 (D)	150	170
5.550%, 04/27/2017	100	111
5.500%, 07/24/2020	110	124
5.500%, 07/28/2021 (D)	280	318
5.450%, 01/09/2017	470	520
4.200%, 11/20/2014	156	163
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	810	876
National Australia Bank (C)
3.750%, 03/02/2015	120	127
3.000%, 07/27/2016	180	191
2.000%, 06/20/2017	400	414
National City
6.875%, 05/15/2019	50	62
National City Bank
0.681%, 06/07/2017 (A)	1,300	1,270
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	89
Nationwide Mutual Insurance (C)
9.375%, 08/15/2039	165	232
6.600%, 04/15/2034	35	35
5.810%, 12/15/2024 (A)	760	730

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York Life Global Funding
3.000%, 05/04/2015 (C)	$50	$53
New York Life Insurance
6.750%, 11/15/2039 (C)	255	353
NIBC Bank MTN
2.800%, 12/02/2014 (C)	415	431
Nomura Holdings
6.700%, 03/04/2020	115	134
5.000%, 03/04/2015	40	42
4.125%, 01/19/2016	60	63
Nordea Bank (C)
4.875%, 05/13/2021	230	247
2.250%, 03/20/2015	475	487
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	470	600
OneBeacon US Holdings
4.600%, 11/09/2022	137	141
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	203
PACCAR Financial MTN
1.600%, 03/15/2017	53	54
1.550%, 09/29/2014	35	36
Pacific Life Global Funding (C)
5.150%, 04/15/2013	100	101
5.000%, 05/15/2017	50	53
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	112
Pipeline Funding
7.500%, 01/15/2030 (C)	625	755
PNC Bank
2.700%, 11/01/2022	265	265
PNC Financial Services Group
2.854%, 11/09/2022 (F)	60	60
PNC Funding
5.125%, 02/08/2020	90	107
3.300%, 03/08/2022	76	80
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	774
Principal Life Income Funding Trusts MTN
5.300%, 04/24/2013 (D)	125	127
5.100%, 04/15/2014	225	238
Private Export Funding
2.450%, 07/15/2024	476	485
2.050%, 11/15/2022	279	278
1.450%, 08/15/2019	529	533
Prudential Financial
5.625%, 05/12/2041	79	90
5.625%, 06/15/2043 (A)	135	140
Prudential Holdings
8.695%, 12/18/2023 (C)	600	786
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	209
Rabobank Nederland
3.200%, 03/11/2015 (C)	200	210
Royal Bank of Canada
2.300%, 07/20/2016	120	125
1.200%, 09/19/2017	140	140
Royal Bank of Scotland Group
2.550%, 09/18/2015 (D)	1,009	1,033

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Safina
1.550%, 01/15/2022	$232	$232
Simon Property Group ‡
10.350%, 04/01/2019	130	186
6.750%, 05/15/2014	50	53
5.650%, 02/01/2020	38	46
4.125%, 12/01/2021	27	30
2.750%, 02/01/2023	220	220
2.150%, 09/15/2017 (D)	125	130
1.500%, 02/01/2018 (C)	410	408
SLM MTN
3.875%, 09/10/2015	110	113
Sparebank 1 Boligkreditt
1.750%, 11/15/2019 (C)	235	232
Stadshypotek
1.875%, 10/02/2019 (C)	639	639
Svensk Exportkredit
1.750%, 05/30/2017	225	231
Swedbank MTN
2.125%, 09/29/2017 (C)	423	432
Swiss Re Treasury US (C)
4.250%, 12/06/2042	130	129
2.875%, 12/06/2022	130	130
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	203
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	76
Toyota Motor Credit MTN
3.400%, 09/15/2021	510	555
1.250%, 10/05/2017	250	252
Travelers Property Casualty
7.750%, 04/15/2026	100	140
UBS MTN
5.875%, 12/20/2017	120	143
5.750%, 04/25/2018	100	119
US Bancorp MTN
3.000%, 03/15/2022	33	34
2.950%, 07/15/2022	25	25
2.450%, 07/27/2015	75	78
Ventas Realty‡
3.250%, 08/15/2022	245	240
2.000%, 02/15/2018	245	245
Wachovia Bank MTN
6.000%, 11/15/2017	590	708
0.638%, 03/15/2016 (A)	400	394
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	498
WEA Finance LLC (C)
7.500%, 06/02/2014	1,140	1,240
7.125%, 04/15/2018	60	74
6.750%, 09/02/2019	70	87
4.625%, 05/10/2021	10	11
Wells Fargo MTN
3.500%, 03/08/2022	690	736
Westpac Banking
4.875%, 11/19/2019(D)	170	198
2.450%, 11/28/2016(C) (D)	200	211
1.250%, 12/15/2017 (C)	580	579

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WR Berkley
4.625%, 03/15/2022	$128	$137

		108,757

Health Care — 1.1%
AbbVie (C)
2.900%, 11/06/2022	960	978
2.000%, 11/06/2018	270	273
1.750%, 11/06/2017	290	293
1.200%, 11/06/2015	560	564
Amgen
5.750%, 03/15/2040	62	75
5.650%, 06/15/2042	297	357
5.375%, 05/15/2043 (D)	285	336
5.150%, 11/15/2041	885	996
4.500%, 03/15/2020	22	25
3.875%, 11/15/2021	100	110
3.450%, 10/01/2020	50	54
Aristotle Holding (C)
2.650%, 02/15/2017	385	400
2.100%, 02/12/2015	540	550
AstraZeneca
1.950%, 09/18/2019	225	228
Boston Scientific
6.400%, 06/15/2016	225	259
Celgene
3.250%, 08/15/2022	445	454
1.900%, 08/15/2017	63	64
Coventry Health Care
5.950%, 03/15/2017	303	352
Gilead Sciences
5.650%, 12/01/2041	35	43
4.500%, 04/01/2021	210	240
GlaxoSmithKline Capital
2.850%, 05/08/2022	190	197
1.500%, 05/08/2017	60	61
Humana
7.200%, 06/15/2018	159	196
3.150%, 12/01/2022	70	70
Life Technologies
5.000%, 01/15/2021	175	197
Medco Health Solutions
2.750%, 09/15/2015	35	36
Merck
2.400%, 09/15/2022	29	29
Pharmacia
6.500%, 12/01/2018	120	154
Roche Holdings
6.000%, 03/01/2019 (C)	150	187
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	190	203
2.950%, 12/18/2022	535	541
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	215	217
UnitedHealth Group
3.950%, 10/15/2042	66	66
3.875%, 10/15/2020	180	199
3.375%, 11/15/2021	75	80
2.750%, 02/15/2023	15	15
Watson Pharmaceuticals
3.250%, 10/01/2022	13	13
1.875%, 10/01/2017	197	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WellPoint
4.625%, 05/15/2042	$146	$151
3.125%, 05/15/2022	381	385
1.875%, 01/15/2018	120	122
1.250%, 09/10/2015	135	136
Wyeth
5.950%, 04/01/2037	190	253

		10,359

Industrials — 1.2%
ABB Finance USA
4.375%, 05/08/2042	12	13
2.875%, 05/08/2022	23	24
1.625%, 05/08/2017	20	20
ADT (C)
4.875%, 07/15/2042	22	21
3.500%, 07/15/2022	21	20
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 01/31/2021	18	19
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/2021	75	78
BAE Systems (C)
5.800%, 10/11/2041	20	24
4.750%, 10/11/2021	750	840
BAE Systems Holdings (C)
6.375%, 06/01/2019	100	119
5.200%, 08/15/2015	90	99
Boeing
4.875%, 02/15/2020	210	253
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	122
5.750%, 03/15/2018	950	1,149
5.400%, 06/01/2041	50	59
4.700%, 10/01/2019	75	87
3.450%, 09/15/2021	16	17
Canadian National Railway
5.850%, 11/15/2017	50	60
Cargill
7.350%, 03/06/2019 (C)	250	314
Caterpillar
0.950%, 06/26/2015	300	303
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	260	283
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	359	406
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019	175	203
Continental Airlines Pass-Through Trust, Ser A, Cl A
5.983%, 04/19/2022 (D)	734	817
CSX
6.250%, 03/15/2018	155	189
Danaher
3.900%, 06/23/2021	22	25
Deere
3.900%, 06/09/2042	153	156
2.600%, 06/08/2022	15	15

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines 2012-1 Class A Pass-Through Trust
4.750%, 05/07/2020	$21	$22
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	142	158
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/2018 (D)	511	576
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/2019 (D)	43	47
Eaton
7.625%, 04/01/2024	75	98
4.150%, 11/02/2042 (C)	110	111
4.000%, 11/02/2032 (C)	85	87
2.750%, 11/02/2022 (C)	560	558
1.500%, 11/02/2017 (C)	100	100
0.950%, 11/02/2015 (C)	300	301
Fluor
3.375%, 09/15/2021	68	72
General Electric
0.850%, 10/09/2015	110	110
JetBlue Airways 2004-1 G-1 Pass-Through Trust
0.683%, 12/15/2013 (A)	283	279
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	29
3.750%, 03/15/2022	127	137
Lockheed Martin
5.720%, 06/01/2040	82	103
3.350%, 09/15/2021	650	687
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	192
Northrop Grumman
1.850%, 11/15/2015	400	411
Owens Corning
4.200%, 12/15/2022	162	165
Pitney Bowes MTN
5.600%, 03/15/2018	25	27
5.000%, 03/15/2015	50	53
4.875%, 08/15/2014	50	53
Precision Castparts
3.900%, 01/15/2043	121	124
2.500%, 01/15/2023	242	244
Republic Services
3.550%, 06/01/2022	29	30
Ryder System MTN
3.600%, 03/01/2016	35	37
2.500%, 03/01/2017	47	48
Union Pacific
4.300%, 06/15/2042	20	21
4.163%, 07/15/2022	131	148
United Parcel Service of America
8.375%, 04/01/2020	50	69
United Technologies
8.875%, 11/15/2019	110	149
4.500%, 06/01/2042	137	152
3.100%, 06/01/2022	50	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Waste Management
4.750%, 06/30/2020	$93	$106
2.600%, 09/01/2016	180	189

		11,519

Information Technology — 0.3%
Arrow Electronics
6.875%, 07/01/2013	20	21
6.875%, 06/01/2018	95	111
6.000%, 04/01/2020	45	51
3.375%, 11/01/2015	5	5
Cisco Systems
5.900%, 02/15/2039	150	195
5.500%, 01/15/2040	100	127
eBay
4.000%, 07/15/2042	21	20
2.600%, 07/15/2022	19	19
Hewlett-Packard
6.000%, 09/15/2041	100	99
4.650%, 12/09/2021	39	39
4.375%, 09/15/2021	39	39
2.600%, 09/15/2017	83	81
HP Enterprise Services
7.450%, 10/15/2029	125	147
Intel
4.800%, 10/01/2041	65	72
4.000%, 12/15/2032	245	244
3.300%, 10/01/2021	70	74
2.700%, 12/15/2022	365	364
International Business Machines
4.000%, 06/20/2042	169	179
Intuit
5.750%, 03/15/2017	75	86
Microsoft
4.500%, 10/01/2040	14	16
Oracle
6.125%, 07/08/2039	27	36
5.375%, 07/15/2040	17	21
2.500%, 10/15/2022	162	163
1.200%, 10/15/2017	629	631
Texas Instruments
1.650%, 08/03/2019	55	55
Xerox
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28

		2,937

Materials — 0.8%
Barrick
3.850%, 04/01/2022	510	540
BHP Billiton Finance USA
6.500%, 04/01/2019	125	159
4.125%, 02/24/2042	40	42
3.250%, 11/21/2021	360	387
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	178
Cliffs Natural Resources
4.875%, 04/01/2021	30	30
4.800%, 10/01/2020	70	70
3.950%, 01/15/2018	190	191
CRH America
6.000%, 09/30/2016	31	35

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
8.550%, 05/15/2019	$47	$63
5.250%, 11/15/2041 (D)	230	257
4.125%, 11/15/2021	61	67
3.000%, 11/15/2022	630	629
Ecolab
1.450%, 12/08/2017	31	31
E.I. du Pont de Nemours
5.600%, 12/15/2036	80	102
4.900%, 01/15/2041	25	30
1.950%, 01/15/2016	40	41
Freeport-McMoRan Copper
3.550%, 03/01/2022	340	337
2.150%, 03/01/2017	81	81
Mosaic
4.875%, 11/15/2041	30	32
3.750%, 11/15/2021	25	27
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	63
PPG Industries
9.000%, 05/01/2021	145	200
Praxair
5.200%, 03/15/2017	70	82
Rio Tinto Finance USA Ltd.
8.950%, 05/01/2014	80	88
3.750%, 09/20/2021	450	481
Southern Copper
5.250%, 11/08/2042	370	370
Teck Resources Limited
6.250%, 07/15/2041	137	161
Union Carbide
7.750%, 10/01/2096	50	60
Vale
5.625%, 09/11/2042	173	188
Vale Overseas Limited
6.875%, 11/21/2036	190	236
4.375%, 01/11/2022	585	625
Xstrata Finance Canada (C)
4.000%, 10/25/2022	289	292
2.450%, 10/25/2017	501	506
1.800%, 10/23/2015	677	681

		7,362

Telecommunication Services — 1.2%
America Movil
5.625%, 11/15/2017	200	239
3.125%, 07/16/2022	535	544
2.375%, 09/08/2016	200	208
AT&T
8.000%, 11/15/2031	13	20
6.300%, 01/15/2038	435	558
5.550%, 08/15/2041	460	552
5.500%, 02/01/2018	350	417
5.350%, 09/01/2040	423	493
4.350%, 06/15/2045 (C)	57	57
3.875%, 08/15/2021	350	390
2.625%, 12/01/2022	470	471
1.600%, 02/15/2017	385	389
0.875%, 02/13/2015	75	75
0.800%, 12/01/2015	545	545
Bellsouth Capital Funding
7.120%, 07/15/2097	110	137

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BellSouth Telecommunications
6.300%, 12/15/2015	$96	$101
British Telecommunications
5.950%, 01/15/2018	200	239
Cellco Partnership
8.500%, 11/15/2018	25	34
Centel Capital
9.000%, 10/15/2019	65	77
CenturyLink
7.650%, 03/15/2042	135	141
7.600%, 09/15/2039	80	83
6.450%, 06/15/2021	120	133
Deutsche Telekom International Finance
5.750%, 03/23/2016	170	194
2.250%, 03/06/2017 (C)	770	790
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	175	213
France Telecom
8.500%, 03/01/2031	50	75
2.750%, 09/14/2016	35	37
GTE
6.840%, 04/15/2018	150	188
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	66
Qwest
6.750%, 12/01/2021	156	183
Telecom Italia Capital
6.999%, 06/04/2018	150	171
Telefonica Chile
3.875%, 10/12/2022 (C)	210	210
Telefonica Emisiones SAU
6.221%, 07/03/2017	130	145
5.462%, 02/16/2021	23	25
5.134%, 04/27/2020	150	158
Verizon Communications
8.750%, 11/01/2018	117	162
5.500%, 02/15/2018	200	240
3.850%, 11/01/2042	225	221
2.450%, 11/01/2022	480	480
Verizon Global Funding
7.750%, 12/01/2030	610	893
5.850%, 09/15/2035	40	50
Vodafone Group
5.450%, 06/10/2019	75	91
1.625%, 03/20/2017	80	81
1.250%, 09/26/2017	280	279

		10,855

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	667
5.090%, 07/01/2015	1,300	1,382
AGL Capital
6.375%, 07/15/2016	50	59
5.250%, 08/15/2019	50	60
4.450%, 04/15/2013	120	121
Alabama Power
6.125%, 05/15/2038	18	24
5.875%, 12/01/2022	95	120
3.850%, 12/01/2042	155	153

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameren
8.875%, 05/15/2014	$255	$279
Ameren Illinois
2.700%, 09/01/2022	330	330
American Electric Power
1.650%, 12/15/2017	343	344
American Water Capital
6.085%, 10/15/2017	100	120
Appalachian Power
6.700%, 08/15/2037	100	131
5.950%, 05/15/2033	100	116
APT Pipelines
3.875%, 10/11/2022 (C)	303	302
Arizona Public Service
5.050%, 09/01/2041	47	54
4.500%, 04/01/2042	168	179
Atmos Energy
4.950%, 10/15/2014	75	80
Boston Gas
4.487%, 02/15/2042 (C)	35	37
Carolina Power & Light
5.300%, 01/15/2019	175	210
4.100%, 05/15/2042	155	159
3.000%, 09/15/2021	194	203
2.800%, 05/15/2022	25	26
CenterPoint Energy
6.500%, 05/01/2018	50	61
CenterPoint Energy Resources
4.500%, 01/15/2021	81	92
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	213
Consolidated Edison of New York
5.700%, 06/15/2040	38	49
Consumers Energy
6.700%, 09/15/2019	100	130
Detroit Edison
2.650%, 06/15/2022	26	26
Dominion Resources
8.875%, 01/15/2019 (D)	295	404
6.400%, 06/15/2018	180	224
5.250%, 08/01/2033	90	103
1.950%, 08/15/2016	165	170
Duke Energy
3.550%, 09/15/2021	76	80
1.625%, 08/15/2017	165	165
Duke Energy Carolinas
4.300%, 06/15/2020	39	44
4.250%, 12/15/2041	28	29
Duke Energy Indiana
4.200%, 03/15/2042	310	317
3.750%, 07/15/2020	52	58
Enel Finance International
5.125%, 10/07/2019 (C)	100	106
Exelon Generation
6.200%, 10/01/2017	100	118
4.000%, 10/01/2020	120	126
FirstEnergy, Ser C
7.375%, 11/15/2031	500	646
Florida Power
3.850%, 11/15/2042	665	645

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida Power & Light
5.950%, 10/01/2033	$35	$46
5.125%, 06/01/2041	28	34
Jersey Central Power & Light
7.350%, 02/01/2019	100	128
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	59	67
Kansas City Power & Light
5.300%, 10/01/2041	100	115
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	70
Midamerican Energy Holdings
6.500%, 09/15/2037	280	372
Nevada Power
7.125%, 03/15/2019 (D)	110	141
6.500%, 08/01/2018	40	50
5.450%, 05/15/2041	50	61
5.375%, 09/15/2040	12	14
Niagara Mohawk Power (C)
4.881%, 08/15/2019	80	93
4.119%, 11/28/2042	130	127
Nisource Finance
5.800%, 02/01/2042 (D)	149	170
Northern States Power
6.250%, 06/01/2036	100	138
5.350%, 11/01/2039	19	24
Oncor Electric Delivery
6.800%, 09/01/2018	460	570
Pacific Gas & Electric
8.250%, 10/15/2018	180	245
5.800%, 03/01/2037	100	124
5.625%, 11/30/2017	525	634
5.400%, 01/15/2040	42	50
4.500%, 12/15/2041	48	51
3.250%, 09/15/2021	12	13
Pacificorp
6.250%, 10/15/2037	90	121
5.650%, 07/15/2018	175	214
PPL Capital Funding
3.500%, 12/01/2022	185	188
PPL Energy Supply
4.600%, 12/15/2021	55	60
Progress Energy
3.150%, 04/01/2022	398	403
PSEG Power
5.500%, 12/01/2015	100	112
5.320%, 09/15/2016	40	45
5.125%, 04/15/2020	45	52
4.150%, 09/15/2021	33	36
2.750%, 09/15/2016	200	208
Public Service Electric & Gas
5.375%, 11/01/2039	28	35
2.700%, 05/01/2015	45	47
Public Service of Colorado
3.600%, 09/15/2042	280	272
Public Service of Oklahoma
5.150%, 12/01/2019	83	97
San Diego Gas & Electric
6.000%, 06/01/2026	60	81
3.950%, 11/15/2041	14	14

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sempra Energy
8.900%, 11/15/2013	$180	$193
6.000%, 10/15/2039	50	63
Southern
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	64
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	61
3.875%, 06/01/2021	22	25
Southern Power
5.150%, 09/15/2041	11	12
Southwestern Electric Power
3.550%, 02/15/2022	360	380
Southwestern Public Service
8.750%, 12/01/2018	90	122
Virginia Electric and Power
2.950%, 01/15/2022	330	347
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		15,586

Total Corporate Obligations (Cost $198,732) ($ Thousands)		214,241

ASSET-BACKED SECURITIES — 8.7%

Automotive — 1.0%
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	89	90
Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/2016	645	655
Ally Auto Receivables Trust, Ser 2011-1, Cl A4
2.230%, 03/15/2016	713	729
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	39	39
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	336	336
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	708	709
Ally Auto Receivables Trust, Ser 2012-5, Cl A2
0.450%, 07/15/2015	955	955
American Credit Acceptance Receivables Trust, Ser 2012- 1, Cl A2
3.040%, 10/15/2015 (C)	86	86
American Credit Acceptance Receivables Trust, Ser 2012- 3, Cl A
1.640%, 11/15/2016 (C)	99	99
AmeriCredit Automobile Receivables Trust, Ser 2010- 3, Cl A3
1.140%, 04/08/2015	55	55

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2011- 1, Cl A3
1.390%, 09/08/2015	$62	$63
AmeriCredit Automobile Receivables Trust, Ser 2011- 4, Cl A3
1.170%, 05/09/2016	259	261
AmeriCredit Automobile Receivables Trust, Ser 2011- 5, Cl A3
1.550%, 07/08/2016	239	242
AmeriCredit Automobile Receivables Trust, Ser 2012- 1, Cl A2
0.910%, 10/08/2015	74	74
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A2
0.490%, 04/08/2016	291	291
AmeriCredit Automobile Receivables Trust, Ser 2012- 4, Cl A3
0.670%, 06/08/2017	236	236
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A2
0.510%, 01/08/2016	150	150
AmeriCredit Automobile Receivables Trust, Ser 2012- 5, Cl A3
0.620%, 06/08/2017	48	48
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/2017 (C)	70	70
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	2	2
California Republic Auto Receivables Trust, Ser 2012- 1, Cl A
1.180%, 08/15/2017 (C)	102	102
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	110	115
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	230	230
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	27	27
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	534	536
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A2
0.460%, 12/15/2014	212	212
Huntington Auto Trust, Ser 2011-1A, Cl A4 1.310%, 11/15/2016 (C)	200	203

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	$90	$92
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	64	64
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	72
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (C)	46	47
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	388	395
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (C)	200	202
Nissan Auto Lease Trust, Ser 2012-B, Cl A2A
0.450%, 06/15/2015	63	63
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	75	76
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A2
0.570%, 12/15/2015	183	183
Santander Drive Auto Receivables Trust, Ser 2012- 5, Cl A3
0.830%, 12/15/2016	119	119
Santander Drive Auto Receivables Trust, Ser 2010- A, Cl A4
2.390%, 06/15/2017 (C)	100	102
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl B
2.060%, 06/15/2017 (C)	21	21
Santander Drive Auto Receivables Trust, Ser 2011- S2A, Cl D
3.350%, 06/15/2017 (C)	41	41
Santander Drive Auto Receivables Trust, Ser 2012- 1, Cl A2
1.250%, 04/15/2015	88	89
Santander Drive Auto Receivables Trust, Ser 2012- 3, Cl A2
0.830%, 04/15/2015	207	208
Santander Drive Auto Receivables Trust, Ser 2012- 6, Cl A3
0.620%, 07/15/2016	129	129
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (C)	50	51
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	125	127

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	$96	$96
Westlake Automobile Receivables Trust, Ser 2011- 1A, Cl A3
1.490%, 06/16/2014 (C)	40	40
World Omni Auto Receivables Trust, Ser 2012-B, Cl A2
0.430%, 11/16/2015	82	82

		8,914

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.459%, 03/15/2017 (A)	259	264
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.359%, 03/15/2018 (A)	225	224
American Express Credit Account Master Trust, Ser 2012-4, Cl A
0.449%, 05/15/2020 (A)	873	875
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	205
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.808%, 09/15/2015 (A)	641	648
Chase Issuance Trust, Ser 2011-A2, Cl A2
0.299%, 05/15/2015 (A)	1,503	1,504
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.470%, 12/16/2019 (A)	501	501
Chase Issuance Trust, Ser 2012-A6, Cl A
0.339%, 08/15/2017 (A)	3,076	3,078
Chase Issuance Trust, Ser 2012-A8, Cl A8
0.540%, 10/16/2017	545	544
Citibank Credit Card Issuance Trust, Ser 2006-A1, Cl A1
0.352%, 02/09/2015 (A)	119	119
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.559%, 08/15/2016 (A)	1,066	1,069
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.759%, 01/15/2017 (A)	188	189

		9,220

Mortgage Related Securities — 1.8%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.260%, 01/25/2034 (A)	505	453
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.185%, 12/25/2034 (A)	861	831

28	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.750%, 03/25/2035 (A)	$636	$635
Argent Securities, Ser 2003-W5, Cl M1
1.260%, 10/25/2033 (A)	949	912
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.870%, 06/25/2035 (A)	998	962
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.700%, 07/25/2035 (A)	365	363
Bear Stearns Asset-Backed Securities Trust, Ser 2004- HE10, Cl M1
1.185%, 12/25/2034 (A)	429	371
Bear Stearns Asset-Backed Securities Trust, Ser 2005- SD1, Cl 1A3
0.610%, 08/25/2043 (A)	958	921
Bear Stearns Asset-Backed Securities Trust, Ser 2005- TC2, Cl A3
0.613%, 08/25/2035 (A)	1,242	1,202
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.490%, 02/25/2036 (A)	699	690
Bear Stearns Asset-Backed Securities Trust, Ser 2007- HE2, Cl 1A1
0.294%, 03/25/2037 (A)	6	6
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.460%, 11/25/2037 (A)	497	489
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	1
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.481%, 01/20/2035 (A)	72	70
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.701%, 01/20/2035 (A)	90	86
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.371%, 01/20/2036 (A)	1,291	1,274
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.361%, 03/20/2036 (A)	80	79
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/2036	48	48
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.391%, 03/20/2036 (A)	363	359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.411%, 03/20/2036 (A)	$87	$84
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.691%, 03/20/2036 (A)	2,000	1,604
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.411%, 11/20/2036 (A)	717	716
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.958%, 06/25/2035 (A)	108	108
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.560%, 07/25/2034 (A)(C)	122	120
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.960%, 01/25/2035 (A)	6	6
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.530%, 11/25/2035 (A)	854	827
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	113
New Century Home Equity Loan Trust, Ser 2005-3, Cl A2D
0.590%, 07/25/2035 (A)	662	659
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.580%, 09/25/2035 (A)	1,450	1,412
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.580%, 10/25/2035 (A)	61	59
RMAT, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A)(C)	128	130
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	89	88
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	62	63
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	77	75
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	187	185
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/2034 (A)	1,174	1,189

		17,190

Other Asset-Backed Securities — 4.9%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.010%, 12/27/2022 (A)(C)	165	166

29	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Access Group, Ser 2004-2, Cl A3
0.505%, 10/25/2024 (A)	$400	$366
AH Mortgage Advance Trust, Ser 2011-1, PO
3.370%, 05/10/2043 (C)	667	667
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/2043 (C)	373	377
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/2043 (C)	120	120
AH Mortgage Advance Trust, Ser 2012-1, Cl A1R
2.230%, 05/10/2043 (C)	250	250
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	265	269
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.009%, 02/15/2017 (A)	453	455
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	633
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.909%, 06/15/2017 (A)	286	287
Ally Master Owner Trust, Ser 2012-4, Cl A
1.720%, 07/15/2019	119	120
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	759	760
Alm Loan Funding, Ser 2012- 7A, Cl A1
1.701%, 10/19/2024 (A)(C)	450	450
Ascentium Equipment Receivables, Ser 2012-1A, Cl A
1.830%, 09/15/2019 (C)	95	95
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.609%, 09/15/2017 (A)(C)	288	288
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.511%, 02/25/2035 (A)	850	846
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.315%, 10/27/2036 (A)	400	387
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	77	78
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	65	66
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CIT Education Loan Trust, Ser 2007-1, Cl A
0.400%, 03/25/2042 (A)(C)	$785	$729
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/2015	221	223
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	200	200
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.670%, 10/25/2035 (A)	421	412
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.349%, 07/15/2036 (A)	154	128
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (C)	283	289
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (C)	195	202
EFS Volunteer, Ser 2010-1, Cl A2
1.165%, 10/25/2035 (A)(C)	800	762
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.210%, 08/25/2034 (A)	1,160	1,065
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	480	488
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	625
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.558%, 09/15/2016 (A)	838	838
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.459%, 11/17/2020 (A)(C)	817	805
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A1
1.340%, 10/15/2043 (C)	186	186
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	146	148
ING Investment Management, Ser 2012-4A, Cl A1
1.624%, 10/15/2023 (A)(C)	450	450

30	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	$521	$563
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (C)	200	200
Madison Avenue Manufactured Housing Contract, Ser 2002- A, Cl M2
2.460%, 03/25/2032 (A)	250	244
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	950	980
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.425%, 10/25/2033 (A)	444	413
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.410%, 03/23/2037 (A)	1,121	1,050
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.381%, 11/23/2022 (A)	918	916
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.395%, 10/26/2026 (A)	1,331	1,329
Nelnet Student Loan Trust, Ser 2007-1, Cl A1
0.322%, 11/27/2018 (A)	41	40
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.572%, 05/27/2025 (A)	433	409
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.660%, 03/25/2026 (A)(C)	1,289	1,255
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.810%, 10/27/2036 (A)(C)	552	549
Neptune Finance CCS, Ser 2008-1A, Cl A
0.934%, 04/20/2020 (A)(C)	450	444
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (C)	30	30
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.679%, 05/15/2017 (A)	205	206
North Carolina State Education Assistance Authority, Ser 2011-2, Cl A2
1.115%, 07/25/2025 (A)	450	451
NYMT Residential, Ser 2012- RP1A
4.250%, 12/25/2017 (A)	150	150
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.760%, 11/20/2023 (A)(C)	450	450

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities, Ser 2004-MCW1, Cl M1
0.835%, 10/25/2034 (A)	$233	$228
Park Place Securities, Ser 2004-WCW2, Cl M1
0.830%, 10/25/2034 (A)	996	993
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/2051 (A)(C)	65	65
Real Estate Asset Trust, Ser 2012-3A, Cl A1
2.734%, 11/25/2042 (A)(C)	238	238
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	423	431
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.550%, 10/25/2035 (A)	150	142
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.550%, 05/25/2035 (A)	735	722
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.510%, 03/25/2036 (A)	350	318
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (C)	134	134
Resort Finance Timeshare
6.250%, 08/06/2018	450	450
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	479
Scholar Funding Trust, Ser 2011-A, Cl A
1.213%, 10/28/2043 (A)(C)	479	478
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.598%, 12/15/2025 (A)(C)	350	342
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.588%, 09/15/2022 (A)(C)	427	427
SLM Student Loan Trust, Ser 2004-5A, Cl A5
0.915%, 10/25/2023 (A)(C)	583	584
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.515%, 07/27/2026 (A)	289	293
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.415%, 01/25/2023 (A)	140	140

31	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2006-6, Cl A2
0.395%, 10/25/2022 (A)	$234	$233
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.385%, 04/25/2022 (A)	130	130
SLM Student Loan Trust, Ser 2006-8, Cl A4
0.395%, 10/25/2021 (A)	586	584
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.315%, 07/25/2017 (A)	217	217
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.375%, 01/25/2022 (A)	807	807
SLM Student Loan Trust, Ser 2011-B, Cl A2
3.740%, 02/15/2029 (C)	114	124
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.609%, 12/15/2023 (A)(C)	960	970
SLM Student Loan Trust, Ser 2012-2, Cl A
0.910%, 01/25/2029 (A)	626	634
SLM Student Loan Trust, Ser 2012-3, Cl A
0.860%, 12/26/2025 (A)	542	547
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.960%, 05/26/2026 (A)	200	202
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.609%, 08/15/2025 (A)(C)	926	939
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.309%, 12/15/2021 (A)(C)	637	642
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.309%, 08/15/2023 (A)(C)	476	480
SLM Student Loan Trust, Ser 2012-E, Cl A1
0.959%, 10/16/2023 (A)(C)	126	126
SLM Student Loan Trust, Ser 2012-E, Cl A2B
1.959%, 06/15/2045 (A)(C)	541	545
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.503%, 10/28/2028 (A)	267	266
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.513%, 04/28/2029 (A)	363	360
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (C)	223	223

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stanwich Mortgage Loan Trust, Ser 2012-NPL5, Cl A
2.981%, 10/18/2042 (C)	$353	$353
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.480%, 06/25/2035 (A)	62	62
Structured Asset Securities, Ser 2005-WF2, Cl A3
0.510%, 05/25/2035 (A)	288	283
Structured Asset Securities, Ser 2005-WF3, Cl A2
0.440%, 07/25/2035 (A)	755	747
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.360%, 07/25/2036 (A)	1,083	1,052
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.300%, 03/25/2037 (A)	181	179
TAL Advantage LLC, Ser 2006- 1A, Cl N
0.401%, 04/20/2021 (A)(C)	350	344
TAL Advantage LLC, Ser 2010- 2A, Cl A
4.300%, 10/20/2025 (C)	435	440
TAL Advantage LLC, Ser 2011- 1A, Cl A
4.600%, 01/20/2026 (C)	202	210
Textainer Marine Containers, Ser 2005-1A, Cl A
0.460%, 05/15/2020 (A)(C)	242	239
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (C)	574	584
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.609%, 10/15/2015 (A)(C)	137	139
Trinity Rail Leasing, Ser 2004- 1A, Cl A
5.270%, 08/14/2027 (C)	296	329
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (C)	717	765
Triton Container Finance, Ser 2006-1A, Cl N
0.380%, 11/26/2021 (A)(C)	587	575
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (C)	400	416
VOLT, Ser 2012-1A, Cl A1
4.949%, 04/25/2017 (C)	353	353
VOLT, Ser 2012-RLF1, Cl A
3.475%, 12/25/2017 (C)	300	300
VOLT, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (C)	126	127

32	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount (Thousands)(1)		Market Value ($ Thousands)

VOLT, Ser 2012-RP3A, Cl A
3.475%, 11/27/2017 (C)		107	$107

			46,126

Total Asset-Backed Securities (Cost $79,317) ($ Thousands)			81,450

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
5.500%, 07/15/2036		300	413
1.000%, 11/15/2017		210	210
FHLMC
0.085%, 02/19/2013		35	35
FICO STRIPS, PO
9.800%, 11/30/2017		875	1,236
9.700%, 04/05/2019		320	477
8.600%, 09/26/2019		845	1,217
3.208%, 12/06/2017 (E)		660	619
2.863%, 05/02/2016 (E)		515	500
2.000%, 10/06/2017		470	443
1.847%, 02/08/2013 (E)		815	815
0.000%, 05/11/2018 to 09/26/2019 (E)		2,225	2,044
FNMA
5.375%, 06/12/2017		50	60
3.460%, 06/01/2017 (E)		600	575
Resolution Funding STRIPS
2.857%, 07/15/2020 (E)		700	619
Tennessee Valley Authority
5.880%, 04/01/2036		250	347
5.250%, 09/15/2039		40	53
4.625%, 09/15/2060		60	72
U.S. Treasury STRIPS
2.875%, 05/15/2035		100	51
2.778%, 11/15/2034		200	105
1.460%, 02/15/2021 (E)		430	381

Total U.S. Government Agency Obligations (Cost $9,670) ($ Thousands)			10,272

SOVEREIGN DEBT — 1.1%
Chile Government International Bond
3.625%, 10/30/2042		160	158
FMS Wertmanagement AoeR
1.000%, 11/21/2017		200	200
Israel Government AID Bond
2.400%, 11/15/2019		500	449
2.311%, 03/15/2019		1,000	918
2.110%, 08/15/2017 (E)		1,000	955
Japan Treasury Discount Bill
0.094%, 03/18/2013 (E)	JPY	70,000	810
0.094%, 03/04/2013 (E)	JPY	140,000	1,619
Mexico Cetes
4.215%, 03/14/2013 (E)	MXP	130,900	999
4.222%, 04/04/2013 (E)	MXP	158,100	1,204

Description	Face Amount (Thousands)(1)	Market Value ($ Thousands)

Mexico Government International Bond
5.750%, 10/12/2110	270	$325
4.750%, 03/08/2044	60	68
Province of Manitoba Canada
2.125%, 04/22/2013	46	46
Province of Ontario Canada
1.650%, 09/27/2019	660	659
Province of Quebec Canada MTN
6.350%, 01/30/2026	70	95
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	705	768
Slovenia Government International Bond
5.500%, 10/26/2022 (C)	200	210
Tunisia Government AID Bonds
1.686%, 07/16/2019	417	415
United Mexican States MTN
6.050%, 01/11/2040	100	134

Total Sovereign Debt (Cost $9,924) ($ Thousands)		10,032

MUNICIPAL BONDS — 0.9%
American Municipal Power, RB
7.499%, 02/15/2050	80	109
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	730	1,011
City of Houston, Ser A, GO
6.290%, 03/01/2032	475	590
City of Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	25	33
County of Clark, Ser C, RB
6.820%, 07/01/2045	220	315
Los Angeles, Community College District, GO
6.750%, 08/01/2049	220	310
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	283	408
North Texas, Toll-way Authority, RB
6.718%, 01/01/2049	243	328
Ohio State University, Ser A, RB
4.800%, 06/01/2111	253	285
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB
1.511%, 05/01/2046 (A)	900	856
Port Authority of New York & New Jersey, RB
5.647%, 11/01/2040	105	128
4.458%, 10/01/2062	310	306
State of California, GO
7.600%, 11/01/2040	200	292
7.300%, 10/01/2039	520	721
6.650%, 03/01/2022	500	626

33	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State of Illinois, GO
5.877%, 03/01/2019	$120	$138
5.665%, 03/01/2018	730	832
5.365%, 03/01/2017	145	162
5.100%, 06/01/2033	1,310	1,296

Total Municipal Bonds (Cost $7,362) ($ Thousands)		8,746

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Bonds
7.625%, 02/15/2025	1,485	2,395
6.375%, 08/15/2027	50	76
6.125%, 08/15/2029	50	76
4.750%, 02/15/2037	50	68
4.500%, 05/15/2038	644	851
3.125%, 11/15/2041	15,304	16,019
3.125%, 02/15/2042	10,478	10,956
3.000%, 05/15/2042	2,044	2,082
2.750%, 08/15/2042	11,362	10,971
2.750%, 11/15/2042	2,979	2,870
2.625%, 11/15/2020	100	110
U.S. Treasury Inflation Protected Security
2.500%, 01/15/2029	108	154
2.375%, 01/15/2025	503	679
2.125%, 02/15/2041	1,051	1,552
1.875%, 07/15/2013	1,146	1,165
1.250%, 04/15/2014	547	564
0.750%, 02/15/2042	215	235
0.625%, 04/15/2013	438	1,342
0.500%, 04/15/2015	587	891
0.125%, 04/15/2017	2,806	3,005
U.S. Treasury Notes
3.500%, 05/15/2020	700	813
3.000%, 09/30/2016	1,139	1,245
2.750%, 10/31/2013	24,755	25,005
2.625%, 08/15/2020	400	439
1.875%, 02/28/2014	500	510
1.750%, 03/31/2014	1,464	1,492
1.625%, 08/15/2022	5,280	5,245
1.625%, 11/15/2022	16,470	16,290
1.500%, 08/31/2018	200	207
1.250%, 03/15/2014	1,444	1,462
1.250%, 10/31/2019	12,730	12,835
1.125%, 12/31/2019	10,850	10,819
1.000%, 03/31/2017	2,224	2,264
1.000%, 09/30/2019	7,090	7,041
1.000%, 11/30/2019	2,008	1,989
0.750%, 06/30/2017	3,285	3,305
0.750%, 10/31/2017	11,825	11,864
0.750%, 12/31/2017	2,743	2,747
0.625%, 08/31/2017	8,810	8,802
0.625%, 09/30/2017	3,940	3,933
0.625%, 11/30/2017	7,234	7,210
0.375%, 04/15/2015	2,876	2,881
0.375%, 11/15/2015	6,076	6,082
0.250%, 01/31/2014	4,948	4,951
0.250%, 05/31/2014	114	114
0.250%, 10/31/2014	850	850
0.250%, 05/15/2015	3,210	3,206

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.250%, 07/15/2015	$3,840	$3,834
0.250%, 09/15/2015	2,858	2,852
0.250%, 10/15/2015	6,972	6,956
0.250%, 12/15/2015	627	625
U.S. Treasury STRIPS (E)
6.292%, 05/15/2024	200	157
4.978%, 11/15/2027	1,520	1,041
4.917%, 05/15/2026	100	72
4.863%, 11/15/2031	50	29
4.789%, 08/15/2027	700	481
4.750%, 05/15/2027	515	357
4.741%, 05/15/2028	600	400
4.591%, 05/15/2036	100	50
4.589%, 08/15/2030	325	199
4.587%, 02/15/2024	75	59
4.576%, 05/15/2034	175	94
4.555%, 05/15/2029	100	64
4.536%, 02/15/2034	250	135
4.509%, 02/15/2028	653	440
4.453%, 08/15/2033	300	165
4.422%, 11/15/2030	950	578
4.390%, 05/15/2033	425	236
4.371%, 02/15/2030	1,000	626
4.287%, 02/15/2017	3,660	3,570
4.269%, 11/15/2024	150	115
4.264%, 11/15/2026	1,100	779
4.231%, 11/15/2029	400	252
4.221%, 05/15/2030	200	124
4.176%, 02/15/2032	150	87
4.147%, 11/15/2033	450	245
4.097%, 11/15/2020	820	734
4.050%, 05/15/2019	875	818
4.029%, 08/15/2019	1,350	1,253
3.964%, 11/15/2032	250	141
3.888%, 02/15/2027	1,350	946
3.720%, 05/15/2031	185	111
3.718%, 11/15/2017	650	627
3.704%, 08/15/2018	400	380
3.560%, 08/15/2020	3,550	3,201
3.301%, 11/15/2016	200	196
3.135%, 05/15/2018	250	239
3.087%, 02/15/2018	925	888
3.069%, 05/15/2020	4,274	3,880
2.890%, 08/15/2026	47	34
2.869%, 11/15/2021	250	216
2.727%, 02/15/2035	100	52
2.721%, 02/15/2015	100	99
2.704%, 08/15/2021	250	218
1.876%, 05/15/2021	2,350	2,064
1.761%, 02/15/2022	100	86
1.474%, 02/15/2020	1,700	1,555
U.S. Treasury Bills (E)
0.133%, 05/16/2013	700	700
0.087%, 05/23/2013	20	20
0.000%, 04/04/2013	10	10

Total U.S. Treasury Obligations (Cost $238,019) ($ Thousands)		242,752

34	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

Description	Shares/Contracts	Market Value ($ Thousands)

CASH EQUIVALENT — 7.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%† **	74,671,474	$74,671

Total Cash Equivalent (Cost $74,671) ($ Thousands)		74,671

AFFILIATED PARTNERSHIP — 1.2%
SEI Liquidity Fund, L.P. 0.130% † ** (G)	10,858,080	10,858

Total Affiliated Partnership (Cost $10,858) ($ Thousands)		10,858

Total Investments — 107.6% (Cost $970,466) ($ Thousands) ††		$1,012,054

PURCHASED OPTIONS*‡‡ — 0.0%
January 2013 U.S. Bond Future Option, Expires 01/25/2013, Strike Price 135, Expires 01/19/13	20	4
January 2013 U.S. Treasury Note Future Option, Expires 01/25/2013, Strike Price $133.50, Expires 01/19/13	31	9
January 2013 U.S. Treasury Note Future Option, Expires 01/25/2013, Strike Price $152, Expires 01/19/13	11	3

Total Purchased Options (Cost $38) ($ Thousands)		16

WRITTEN OPTIONS* ‡‡ — 0.0%
January 2013 U.S. Treasury Note Future Option, Expires 01/25/2013, Strike Price $131.50, Expires 01/19/13	(11)	(3)
January 2013 U.S. Treasury Note Future Option, Expires 01/25/2013, Strike Price 135, Expires 01/19/13	(11)	—
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/20, Strike Inflation 0.00%, Expires 11/21/20	(1,490,000)	(2)

Total Written Options (Premiums Received $24) ($ Thousands)		(5)

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	38	Jun-2014	$2
90-Day Euro$	(38)	Jun-2015	–
U.S. 10-Year Treasury Note	(287)	Mar-2013	149
U.S. 2-Year Treasury Note	9	Mar-2013	–
U.S. 5-Year Treasury Note	(114)	Mar-2013	(2)
U.S. Long Treasury Bond	13	Mar-2013	(9)
U.S. Long Treasury Bond	(43)	Mar-2013	52
U.S. Ultra Long Treasury Bond	(55)	Mar-2013	162
U.S. Ultra Long Treasury Bond	3	Mar-2013	(10)

			$344

For the period ended December 31, 2012, the total amount of open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($Thousands)
3/4/13-3/18/13	JPY	220,000	USD	2,673	$128
3/14/13-4/4/13	MXP	28,900	USD	2,242	28

					$156

Al ist of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Barclays PLC	(2,743)	2,837	$94
JPMorgan Chase Bank	(2,017)	2,079	62

			$156

For the period ended December 31, 2012, the total amount of open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

35	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2012

A summary of the outstanding swap agreements held by the fund at December 31, 2012, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/27	415,000	$(10)
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/27	420,000	(7)
Citigroup	2.71%	3-Month LIBOR	08/15/42	830,000	6

					$(11)

Percentages are based on a Net Assets of $941,294 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	For the year ended December 31, 2012, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.
(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $10,522 ($ Thousands).

(E)	The rate reported is the effective yield at time of purchase.

(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2012. The coupon on a step bond changes on a specified date.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of December 31, 2012 was $10,858($ Thousands).

ABS — Asset-Based Security

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DUS — Delegated Underwriting and Servicing

EUR— Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only

JPY — Japanese Yen

Ltd — Limited

LIBOR — London Inter-Bank Offer Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NCUA — National Credit Union administration

PLC — Public Limited Company

PO — Principal Only

Re-Remic— Resecuritization of Real Estate Investment Conduit

RB— Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

††	At December 31, 2012, the tax basis cost of the Fund’s investments was $970,466 ($ Thousands), and the unrealized appreciation and depreciation were $43,648 ($ Thousands) and $(2,061) ($ Thousands), respectively.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	—	359,032	—	359,032
Corporate Obligations	—	214,241	—	214,241
Asset-Backed Securities	—	81,450	—	81,450
U.S. Government Agency
Obligations	—	10,272	—	10,272
Sovereign Debt	—	10,032	—	10,032
Municipal Bonds	—	8,746	—	8,746
U.S. Treasury Obligations	—	242,752	—	242,752
Cash Equivalent	74,671	—	—	74,671
Affiliated Partnership	10,858	—	—	10,858

Total Investments in Securities	$85,836	$926,525	$—	$1,012,054

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(5)	$—	$—	$(5)
Purchased Options	16	—	—	16
Futures Contracts*	344	—	—	344
Forwards Contracts*	156	—	—	156
Interest Rate Swaps*	—	(11)	—	(11)

Total Other Financial Instruments	$511	$(11)	$—	$500

*	Futures contracts, forwards contracts, and swaps contracts are valued at the unrealized appreciation (depreciation) of the investment.

During the period ended December 31, 2012 there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012 there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are 0$ or have been rounded to $0.

36	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 73.8%

Consumer Discretionary — 19.8%
Academy
9.250%, 08/01/2019 (A)	$655	$727
Adelphia Communications (Escrow Security) (B)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009	225	1
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/2004 (B)	25	—
Affinion Group
11.500%, 10/15/2015	2,125	1,727
Affinity Gaming
9.000%, 05/15/2018 (A)	2,570	2,686
Allison Transmission
7.125%, 05/15/2019 (A)	1,145	1,222
AMC Entertainment
9.750%, 12/01/2020	1,215	1,403
8.750%, 06/01/2019	520	576
AMC Networks
7.750%, 07/15/2021	715	819
American Axle & Manufacturing
7.875%, 03/01/2017	1,431	1,481
American Axle & Manufacturing Holdings
9.250%, 01/15/2017 (A)	80	89
7.750%, 11/15/2019	515	559
American Standard Americas
10.750%, 01/15/2016 (A)	1,915	1,877
AmeriGas Finance
7.000%, 05/20/2022	4,660	5,184
Ameristar Casinos
7.500%, 04/15/2021	1,225	1,328
Armored Autogroup
9.250%, 11/01/2018	2,935	2,487
Ashtead Capital
6.500%, 07/15/2022 (A)	3,110	3,374
Aventine (Escrow Security)
0.000%, 10/15/2049 1 (B)(C)(D)(E)	2,750	2
Avis Budget Car Rental
9.625%, 03/15/2018	100	111
8.250%, 01/15/2019	1,900	2,100
4.875%, 11/15/2017 (A)	345	350
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,090	752
Beazer Homes USA
9.125%, 06/15/2018	2,820	2,940
6.625%, 04/15/2018 (A)	1,775	1,877
Belo
7.750%, 06/01/2027	1,675	1,727
Block Communications
7.250%, 02/01/2020 (A)	655	696
Brands
6.625%, 04/01/2021	485	555
5.625%, 02/15/2022	1,275	1,387
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (A)(B)	2,175	761
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	9,625	10,395

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cablevision Systems
8.625%, 09/15/2017	$875	$1,020
8.000%, 04/15/2020	500	563
7.750%, 04/15/2018	1,192	1,326
Caesars Entertainment Operating
8.500%, 02/15/2020 (A)	2,630	2,610
Caesars Operating Escrow (A)
9.000%, 02/15/2020	950	950
9.000%, 02/15/2020	495	495
Carmike Cinemas
7.375%, 05/15/2019	750	810
Carrols Restaurant Group
11.250%, 05/15/2018 (A)	1,125	1,232
CCO Holdings
8.125%, 04/30/2020	653	731
7.875%, 04/30/2018	1,600	1,722
7.375%, 06/01/2020	455	505
7.000%, 01/15/2019	1,980	2,136
5.250%, 09/30/2022	1,325	1,342
CDR DB Sub
7.750%, 10/15/2020 (A)	1,590	1,586
Cengage Learning Acquisitions
11.500%, 04/15/2020 (A)	270	233
Cequel Communications Holdings I
6.375%, 09/15/2020 (A)	3,180	3,311
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	575	584
Chester Downs & Marina
9.250%, 02/01/2020 (A)	2,090	2,053
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	847
Chrysler Group
8.250%, 06/15/2021	2,890	3,179
8.000%, 06/15/2019	820	894
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A)	1,837	1,088
Cinemark USA
7.375%, 06/15/2021	565	624
5.125%, 12/15/2022 (A)	1,890	1,914
CityCenter Holdings
7.625%, 01/15/2016	1,086	1,162
CityCenter Holdings PIK
10.750%, 01/15/2017	670	727
CKE Holdings PIK
10.500%, 03/14/2016 (A)	2,817	2,986
Claire’s Stores
9.000%, 03/15/2019 (A)	1,550	1,662
8.875%, 03/15/2019	685	647
Clear Channel Communications
9.000%, 03/01/2021	2,905	2,593
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,880	1,894
7.625%, 03/15/2020	225	224
6.500%, 11/15/2022 (A)	4,385	4,549
6.500%, 11/15/2022 (A)	895	920
Columbus International
11.500%, 11/20/2014 (A)	1,295	1,437

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Rubber of America
4.500%, 09/15/2019 (A)	$1,045	$1,069
CSC Holdings
8.625%, 02/15/2019	1,795	2,145
6.750%, 11/15/2021 (A)	1,250	1,386
Dana Holding
6.750%, 02/15/2021	1,108	1,191
6.500%, 02/15/2019	1,808	1,930
Dave & Buster’s
11.000%, 06/01/2018	2,665	2,985
Dave & Buster’s Parent
12.250%, 02/15/2016 (A)	8,130	6,037
DCP
10.750%, 08/15/2015 (A)	2,220	2,320
Delphi
6.125%, 05/15/2021	1,795	1,992
5.875%, 05/15/2019	1,759	1,886
Dex One PIK
14.000%, 01/29/2017	1,032	343
Diamond Resorts
12.000%, 08/15/2018	3,000	3,248
DineEquity
9.500%, 10/30/2018	4,580	5,204
DISH DBS
7.875%, 09/01/2019	3,110	3,685
6.750%, 06/01/2021	1,365	1,556
5.875%, 07/15/2022	2,505	2,693
5.000%, 03/15/2023 (A)	1,240	1,240
4.625%, 07/15/2017	500	521
Easton-Bell Sports
9.750%, 12/01/2016	1,535	1,650
Eldorado Resorts
8.625%, 06/15/2019 (A)	4,615	4,384
Empire Today
11.375%, 02/01/2017 (A)	2,250	2,391
Entravision Communications
8.750%, 08/01/2017	1,515	1,644
Ferrellgas
9.125%, 10/01/2017	2,100	2,273
6.500%, 05/01/2021	325	322
FGI Operating
7.875%, 05/01/2020 (A)	695	716
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A)(B)	3,125	2
Goodyear Tire & Rubber
8.750%, 08/15/2020	390	449
8.250%, 08/15/2020	880	966
7.000%, 05/15/2022	2,450	2,628
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,700	3,964
GRD Holdings III
10.750%, 06/01/2019 (A)	3,020	3,028
Greektown Superholdings
13.000%, 07/01/2015	1,840	1,964
13.000%, 07/01/2015	2,740	2,925
Griffey Intermediate
7.000%, 10/15/2020 (A)	1,310	1,339
GWR Operating Partnership LLP
10.875%, 04/01/2017	465	529
Gymboree
9.125%, 12/01/2018	885	788

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hanesbrands
6.375%, 12/15/2020	$1,240	$1,364
Harrah’s Operating
11.250%, 06/01/2017	1,435	1,537
10.000%, 12/15/2018	2,348	1,556
HDTFS
5.875%, 10/15/2020 (A)	530	554
Hertz
7.500%, 10/15/2018	1,260	1,392
Hillman Group
10.875%, 05/31/2018 (A)	2,040	2,193
10.875%, 06/01/2018	850	914
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,330	1,234
inVentiv Health (A)
10.250%, 08/15/2018	555	479
10.000%, 08/15/2018	370	319
9.000%, 01/15/2018	670	677
J Crew Group
8.125%, 03/01/2019	995	1,052
Jaguar Land Rover
8.125%, 05/15/2021 (A)	1,305	1,436
Jarden
7.500%, 05/01/2017	580	653
7.500%, 01/15/2020	215	236
JC Penney
7.950%, 04/01/2017	335	322
6.375%, 10/15/2036	630	473
5.750%, 02/15/2018	795	700
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	925
Landry’s
9.375%, 05/01/2020 (A)	1,165	1,229
Landry’s Holdings II
10.250%, 01/01/2018 (A)	720	716
Laureate Education
9.250%, 09/01/2019 (A)	2,100	2,195
Levi Strauss
6.875%, 05/01/2022	1,515	1,625
Libbey Glass
6.875%, 05/15/2020 (A)	495	532
Liberty Media LLC
8.250%, 02/01/2030	1,970	2,147
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	3,565	3,944
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,700	1,774
Liz Claiborne
10.500%, 04/15/2019 (A)	1,595	1,766
M/I Homes
8.625%, 11/15/2018	1,820	2,002
Marina District Finance
9.875%, 08/15/2018	1,510	1,450
9.500%, 10/15/2015	165	160
McClatchy
9.000%, 12/15/2022 (A)	2,370	2,420
MDC Partners
11.000%, 11/01/2016	4,820	5,296
Meritage Homes
7.000%, 04/01/2022	290	315
MGM Mirage
7.625%, 01/15/2017	1,370	1,466

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MGM Resorts International
11.375%, 03/01/2018	$2,140	$2,589
8.625%, 02/01/2019 (A)	1,205	1,344
6.750%, 10/01/2020 (A)	1,055	1,077
6.625%, 12/15/2021	3,030	3,030
Michaels Stores
11.375%, 11/01/2016	430	449
7.750%, 11/01/2018	1,510	1,657
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
Mohegan Tribal Gaming Authority
11.000%, 09/15/2018 (A)	1,695	1,335
MTR Gaming Group
11.500%, 08/01/2019	4,400	4,664
Nara Cable Funding
8.875%, 12/01/2018 (A)	1,130	1,150
8.875%, 12/01/2018 (A)	440	441
New Academy Finance PIK
8.000%, 06/15/2018 (A)	1,100	1,114
Nexstar Broadcasting
8.875%, 04/15/2017	605	664
6.875%, 11/15/2020 (A)	1,510	1,550
Nielsen Finance
7.750%, 10/15/2018	510	570
4.500%, 10/01/2020 (A)	1,535	1,527
Norcraft
10.500%, 12/15/2015	865	871
Ono Finance II
10.875%, 07/15/2019 (A)	1,656	1,581
Party City Holdings
8.875%, 08/01/2020 (A)	2,675	2,869
Petco Animal Supplies
9.250%, 12/01/2018 (A)	830	921
Pinnacle Entertainment
7.750%, 04/01/2022	595	634
Quebecor Media
5.750%, 01/15/2023 (A)	680	717
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (F)	1,725	15
0.000%, 03/15/2016	1,915	17
Radio Systems
8.375%, 11/01/2019 (A)	1,880	1,960
Reynolds Group
6.875%, 02/15/2021	2,000	2,155
5.750%, 10/15/2020 (A)	4,790	4,946
Reynolds Group Issuer
9.875%, 08/15/2019	8,230	8,806
9.000%, 04/15/2019	3,660	3,806
8.250%, 02/15/2021	165	167
7.875%, 08/15/2019	520	579
Roadhouse Financing
10.750%, 10/15/2017	3,815	3,543
Ryland Group
5.375%, 10/01/2022	2,415	2,472
Sally Holdings
6.875%, 11/15/2019	3,251	3,592
5.750%, 06/01/2022	375	407
Sealy Mattress
10.875%, 04/15/2016 (A)	245	260
8.250%, 06/15/2014	3,486	3,495
Seneca Gaming
8.250%, 12/01/2018 (A)	3,905	4,120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Serta Simmons Holdings
8.125%, 10/01/2020 (A)	$3,665	$3,665
Service International
7.625%, 10/01/2018	375	446
7.500%, 04/01/2027	625	672
7.000%, 05/15/2019	550	602
Seven Seas Cruises S de RL
9.125%, 05/15/2019	1,450	1,533
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (A)	300	293
Sinclair Television Group
9.250%, 11/01/2017 (A)	725	798
8.375%, 10/15/2018	2,425	2,710
6.125%, 10/01/2022 (A)	2,020	2,144
Sitel
11.000%, 08/01/2017 (A)	1,005	1,020
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,300	3,300
Spectrum Brands
6.750%, 03/15/2020 (A)	400	428
Spectrum Brands Escrow (A)
6.625%, 11/15/2022	1,385	1,485
6.375%, 11/15/2020	790	830
Stanadyne Holdings
12.000%, 02/15/2015 (G)	1,700	1,156
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,776
Standard Pacific
10.750%, 09/15/2016	445	553
Stewart Enterprises
6.500%, 04/15/2019	425	455
Suburban Propane Partners
7.500%, 10/01/2018 (A)	675	727
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/2016 (A)	1,225	1,314
Taylor Morrison Communities (A)
7.750%, 04/15/2020	1,315	1,394
7.750%, 04/15/2020	20	21
Tempur-Pedic International
6.875%, 12/15/2020 (A)	915	941
Tenneco
6.875%, 12/15/2020	480	523
Toys R Us
10.375%, 08/15/2017	1,245	1,298
Travelport LLC
11.875%, 09/01/2016	495	229
Truven Health Analytics
10.625%, 06/01/2020 (A)	495	527
UCI International
8.625%, 02/15/2019	1,085	1,076
United Rentals North America
9.250%, 12/15/2019	420	479
8.375%, 09/15/2020	855	947
8.250%, 02/01/2021	3,806	4,291
6.125%, 06/15/2023	260	274
Unitymedia Hessen GmbH & KG (A)
7.500%, 03/15/2019	1,500	1,650
5.500%, 01/15/2023	4,005	4,135

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univision Communications (A)
8.500%, 05/15/2021	$3,480	$3,593
7.875%, 11/01/2020	2,350	2,544
6.875%, 05/15/2019	250	260
6.750%, 09/15/2022	3,000	3,098
UPC Holding
9.875%, 04/15/2018 (A)	3,960	4,475
UR Financing Escrow (A)
7.625%, 04/15/2022	720	805
7.375%, 05/15/2020	275	302
5.750%, 07/15/2018	490	528
Vail Resorts
6.500%, 05/01/2019	790	850
Videotron
5.000%, 07/15/2022	1,975	2,071
Viking Cruises
8.500%, 10/15/2022 (A)	160	173
Visant
10.000%, 10/01/2017	970	871
Visteon
6.750%, 04/15/2019	1,036	1,103
WMG Acquisition
11.500%, 10/01/2018	3,370	3,892
6.000%, 01/15/2021 (A)	835	881
Wok Acquisition
10.250%, 06/30/2020 (A)	2,930	3,117
Wolverine World Wide
6.125%, 10/15/2020 (A)	105	110
XM Satellite Radio
7.625%, 11/01/2018 (A)	2,225	2,481
YCC Holdings PIK
10.250%, 02/15/2016	645	666
Yonkers Racing
11.375%, 07/15/2016 (A)	1,350	1,458

		368,260

Consumer Staples — 2.9%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	705	744
Beverages & More
9.625%, 10/01/2014 (A)	1,000	1,024
Bumble Bee Acquisition
9.000%, 12/15/2017 (A)	2,786	2,995
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,227
Central Garden and Pet
8.250%, 03/01/2018	4,985	5,272
Constellation Brands
4.625%, 03/01/2023	645	674
Cott Beverages
8.375%, 11/15/2017	1,700	1,849
8.125%, 09/01/2018	950	1,050
Dean Foods
7.000%, 06/01/2016	500	549
Del Monte
7.625%, 02/15/2019	5,340	5,567
Dufry Finance SCA
5.500%, 10/15/2020 (A)	415	434
Elizabeth Arden
7.375%, 03/15/2021	200	223
Fleming
10.125%, 04/01/2008 (B)	1,043	—
JBS USA
8.250%, 02/01/2020 (A)	1,315	1,394

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Land O’ Lakes
6.000%, 11/15/2022 (A)	$283	$306
Michael Foods
9.750%, 07/15/2018	1,010	1,116
Michael Foods Holding PIK
8.500%, 07/15/2018 (A)	495	505
NBTY
9.000%, 10/01/2018	1,980	2,237
Pantry
8.375%, 08/01/2020 (A)	1,325	1,385
Pilgrim’s Pride
7.875%, 12/15/2018	935	948
Post Holdings
7.375%, 02/15/2022 (A)	1,255	1,375
Rite Aid
9.750%, 06/12/2016	430	465
9.250%, 03/15/2020	5,665	6,033
8.000%, 08/15/2020	4,645	5,307
7.700%, 02/15/2027	2,345	2,005
7.500%, 03/01/2017	545	560
Smithfield Foods
6.625%, 08/15/2022	610	674
Spectrum Brands Holdings
9.500%, 06/15/2018	1,150	1,305
SuperValu
8.000%, 05/01/2016	2,785	2,653
US Foodservice
8.500%, 06/30/2019 (A)	3,155	3,218

		54,094

Energy — 9.1%
Access Midstream Partners
4.875%, 05/15/2023	1,660	1,685
American Petroleum Tankers Parent
10.250%, 05/01/2015	878	918
Antero Resources Finance
9.375%, 12/01/2017	1,115	1,224
Arch Coal
8.750%, 08/01/2016	665	692
7.250%, 06/15/2021	765	706
7.000%, 06/15/2019	450	418
Atlas Pipeline Escrow
6.625%, 10/01/2020 (A)	600	621
Atlas Pipeline Partners
6.625%, 10/01/2020 (A)	1,724	1,784
Atwood Oceanics
6.500%, 02/01/2020	350	376
Berry Petroleum
6.375%, 09/15/2022	330	343
Bill Barrett
7.625%, 10/01/2019	2,200	2,321
7.000%, 10/15/2022	1,500	1,545
Bluewater Holding BV
3.330%, 07/17/2014 (A)(H)	1,200	1,116
BreitBurn Energy Partners
8.625%, 10/15/2020	950	1,036
7.875%, 04/15/2022 (A)	4,010	4,160
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,055	2,230
Carrizo Oil & Gas
7.500%, 09/15/2020	375	385

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chaparral Energy
8.250%, 09/01/2021	$1,430	$1,552
Chesapeake Energy
6.625%, 08/15/2020	2,340	2,510
6.125%, 02/15/2021	245	254
Chesapeake Midstream Partners
6.125%, 07/15/2022	225	242
5.875%, 04/15/2021	1,280	1,360
Cloud Peak Energy Resources
8.250%, 12/15/2017	535	572
Comstock Resources
7.750%, 04/01/2019	685	695
Consol Energy
8.250%, 04/01/2020	450	487
8.000%, 04/01/2017	650	704
Copano Energy
7.750%, 06/01/2018	2,560	2,698
7.125%, 04/01/2021	580	623
Crestwood Midstream Partners
7.750%, 04/01/2019	3,750	3,891
Crosstex Energy
8.875%, 02/15/2018	2,130	2,300
7.125%, 06/01/2022 (A)	650	678
Denbury Resources
8.250%, 02/15/2020	1,030	1,159
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,385	1,378
Eagle Rock Energy Partners
8.375%, 06/01/2019	2,890	2,948
8.375%, 06/01/2019 (A)	3,870	3,947
El Paso
7.750%, 01/15/2032	295	347
7.250%, 06/01/2018	310	358
EP Energy
9.375%, 05/01/2020	1,540	1,736
7.750%, 09/01/2022	1,255	1,330
6.875%, 05/01/2019	3,320	3,602
EPL Oil & Gas
8.250%, 02/15/2018 (A)	2,330	2,394
EV Energy Partners
8.000%, 04/15/2019	1,310	1,390
Exterran Holdings
7.250%, 12/01/2018	4,140	4,388
Foresight Energy
9.625%, 08/15/2017 (A)	1,790	1,915
Forest Oil
8.500%, 02/15/2014	38	40
7.500%, 09/15/2020 (A)	1,350	1,418
7.250%, 06/15/2019	4,170	4,191
Halcon Resources
8.875%, 05/15/2021 (A)	3,307	3,505
Hercules Offshore (A)
10.500%, 10/15/2017	1,890	2,036
10.250%, 04/01/2019	1,825	1,998
Hiland Partners
7.250%, 10/01/2020 (A)	844	903
Hilcorp Energy I (A)
8.000%, 02/15/2020	765	838
7.625%, 04/15/2021	505	550
Holly Energy Partners
6.500%, 03/01/2020 (A)	400	428
James River Coal
7.875%, 04/01/2019	880	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kodiak Oil & Gas
8.125%, 12/01/2019	$2,235	$2,464
Laredo Petroleum
9.500%, 02/15/2019	3,601	4,024
7.375%, 05/01/2022	765	830
Legacy Reserves
8.000%, 12/01/2020 (A)	1,510	1,540
Linn Energy
8.625%, 04/15/2020	1,575	1,717
7.750%, 02/01/2021	615	655
6.500%, 05/15/2019	450	455
6.250%, 11/01/2019 (A)	2,180	2,191
Magnum Hunter Resources (A)
9.750%, 05/15/2020	2,310	2,397
9.750%, 05/15/2020	150	156
MarkWest Energy Partners
5.500%, 02/15/2023	730	792
MEG Energy (A)
6.500%, 03/15/2021	616	648
6.375%, 01/30/2023	4,180	4,358
Midstates Petroleum
10.750%, 10/01/2020 (A)	4,635	4,925
Milagro Oil & Gas
10.500%, 05/15/2016	1,700	1,258
Murray Energy
10.250%, 10/15/2015 (A)	1,020	989
Newfield Exploration
6.875%, 02/01/2020	625	669
Oasis Petroleum
7.250%, 02/01/2019	925	994
Ocean Rig UDW
9.500%, 04/27/2016 (A)	5,500	5,610
Parker Drilling
9.125%, 04/01/2018	1,390	1,484
PDC Energy
7.750%, 10/15/2022 (A)	1,800	1,845
Peabody Energy
6.250%, 11/15/2021	1,725	1,833
6.000%, 11/15/2018	840	893
Penn Virginia
10.375%, 06/15/2016	400	422
7.250%, 04/15/2019	2,175	2,077
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	2,175	2,344
8.250%, 04/15/2018	1,000	1,060
Pioneer Drilling
9.875%, 03/15/2018	1,620	1,762
Plains Exploration & Production
6.875%, 02/15/2023	800	914
6.500%, 11/15/2020	1,695	1,877
QR Energy
9.250%, 08/01/2020	665	698
Quicksilver Resources
11.750%, 01/01/2016	210	207
9.125%, 08/15/2019	600	534
Range Resources
8.000%, 05/15/2019	3,500	3,876
5.000%, 08/15/2022	2,910	3,041
Regency Energy Partners
6.875%, 12/01/2018	2,460	2,681
5.500%, 04/15/2023	665	710
Samson Investment
9.750%, 02/15/2020 (A)	1,335	1,412

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SandRidge Energy
8.125%, 10/15/2022	$1,345	$1,473
8.000%, 06/01/2018 (A)	335	355
7.500%, 03/15/2021	4,006	4,286
7.500%, 02/15/2023	540	578
SESI
7.125%, 12/15/2021	3,000	3,338
Targa Resources Partners
7.875%, 10/15/2018	1,845	2,020
6.375%, 08/01/2022 (A)	1,000	1,090
5.250%, 05/01/2023 (A)	2,005	2,075
Tesoro Logistics
5.875%, 10/01/2020 (A)	650	674
Trinidad Drilling
7.875%, 01/15/2019 (A)	795	845
Vanguard Natural Resources
7.875%, 04/01/2020	955	998
Venoco
8.875%, 02/15/2019	130	122
WPX Energy
6.000%, 01/15/2022	975	1,051

		168,674

Financials — 8.0%
Ally Financial
8.000%, 11/01/2031	2,340	2,963
6.250%, 12/01/2017	3,345	3,704
5.500%, 02/15/2017	1,615	1,728
American International Group
8.175%, 05/15/2058 (H)	1,835	2,390
6.250%, 03/15/2037	2,405	2,567
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	2,670	2,670
Bank of America
8.000%, 12/29/2049 (H)	1,675	1,853
Barclays Bank
7.625%, 11/21/2022	1,310	1,308
Boyd Acquisition Sub
8.375%, 02/15/2018 (A)	3,250	3,380
Cardtronics
8.250%, 09/01/2018	470	522
Cemex Finance
9.500%, 12/14/2016 (A)	1,720	1,870
CEVA Group (A)
11.625%, 10/01/2016	2,925	3,005
11.500%, 04/01/2018	2,500	2,087
8.375%, 12/01/2017	2,630	2,591
CIT Group
6.625%, 04/01/2018 (A)	250	282
5.500%, 02/15/2019 (A)	1,760	1,918
5.250%, 03/15/2018	1,360	1,455
5.000%, 05/15/2017	445	472
4.250%, 08/15/2017	2,040	2,101
City National Bank
9.000%, 08/12/2019	3,384	4,088
CNH Capital
6.250%, 11/01/2016	490	540
Credit Acceptance
9.125%, 02/01/2017	4,700	5,135
E*TRADE Financial
6.375%, 11/15/2019	1,380	1,415
Entertainment Properties Trust ‡
5.750%, 08/15/2022	790	819

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Global Investments Group Finance
11.000%, 09/24/2017	$2,800	$2,716
HBOS Capital Funding
6.071%, 06/30/2049 (A)(H)	5,725	4,981
Hub International
8.125%, 10/15/2018 (A)	5,990	6,140
Icahn Enterprises
8.000%, 01/15/2018	4,750	5,100
7.750%, 01/15/2016	1,940	2,010
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)(H)	1,745	1,492
ING Groep
5.775%, 12/29/2049 (H)	2,890	2,731
Interactive Data
10.250%, 08/01/2018	845	952
Ironshore Holdings US
8.500%, 05/15/2020 (A)	4,600	5,095
Jefferies Group
8.500%, 07/15/2019	680	813
Kennedy-Wilson
8.750%, 04/01/2019	2,250	2,396
8.750%, 04/01/2019 (A)	1,015	1,081
Lancashire Holdings
5.700%, 10/01/2022 (A)	1,040	1,034
Liberty Mutual Group
7.000%, 03/15/2037 (A)(H)	1,365	1,356
Lloyds Banking Group
6.267%, 11/14/2016 (A)(H)	1,265	968
5.920%, 09/29/2049 (A)(H)	845	642
Marlin Water Trust II
6.310%, 07/15/2003 (A)(B)	4,200	—
Mattamy Group
6.500%, 11/15/2020 (A)	1,380	1,383
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,379
Nationstar Mortgage (A)
9.625%, 05/01/2019	4,230	4,738
7.875%, 10/01/2020	540	570
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,060
Nuveen Investments (A)
9.500%, 10/15/2020	5,915	5,885
9.125%, 10/15/2017	3,950	3,881
Offshore Group Investments
11.500%, 08/01/2015	462	504
Ohio Casualty
7.300%, 06/15/2014	905	972
Omega Healthcare Investors ‡
7.500%, 02/15/2020	1,495	1,641
6.750%, 10/15/2022	840	914
Onex USI Aquisition
7.750%, 01/15/2021 (A)	3,270	3,221
PHH
9.250%, 03/01/2016	670	782
7.375%, 09/01/2019	710	788
Pinnacle Foods Finance
9.250%, 04/01/2015	3,013	3,058

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Preferred Funding Trust II
1.531%, 03/29/2049 (A)(H)	$4,970	$4,249
RBS Capital Trust I
4.709%, 12/29/2049 (H)	1,985	1,538
RBS Capital Trust III
5.512%, 09/30/2049 (H)	335	263
Realogy (A)
7.875%, 02/15/2019	865	943
7.625%, 01/15/2020	530	600
Regions Financing Trust II
6.625%, 05/15/2047 (H)	1,915	1,905
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	600	651
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	2,125	2,136
4.476%, 02/01/2014 (H)	500	488
Spencer Spirit Holdings
11.000%, 05/01/2017 (A)	1,940	2,081
Synovus Financial
7.875%, 02/15/2019	1,635	1,815
TransUnion Holding PIK
8.125%, 06/15/2018 (A)	1,850	1,910
UPCB Finance III
6.625%, 07/01/2020 (A)	650	696
USB Realty
1.487%, 12/29/2049 (A)(H)	5,000	4,301
XL Capital
6.500%, 12/31/2049 (H)	2,210	2,066
Yankee Acquisition, Ser B
9.750%, 02/15/2017	550	573

		148,361

Health Care — 7.5%
Acadia Healthcare
12.875%, 11/01/2018	1,925	2,329
Accellent
10.000%, 11/01/2017	905	744
8.375%, 02/01/2017	855	898
Alere
9.000%, 05/15/2016	5,365	5,660
7.250%, 07/01/2018 (A)	645	647
American Renal Associates Holdings PIK
9.750%, 03/01/2016	2,746	2,897
Amsurg
5.625%, 11/30/2020 (A)	1,795	1,867
Apria Healthcare Group
12.375%, 11/01/2014	3,700	3,663
11.250%, 11/01/2014	300	310
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	4,563
Biomet (A)
6.500%, 08/01/2020	6,266	6,658
6.500%, 10/01/2020	1,385	1,376
BioScrip
10.250%, 10/01/2015	1,610	1,719
CDRT Holding PIK
9.250%, 10/01/2017 (A)	670	683
CHS
8.000%, 11/15/2019	1,935	2,095
7.125%, 07/15/2020	4,305	4,596
5.125%, 08/15/2018	485	506

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DaVita
6.625%, 11/01/2020	$2,311	$2,513
6.375%, 11/01/2018	235	252
5.750%, 08/15/2022	910	959
DJO Finance
9.875%, 04/15/2018 (A)	1,565	1,616
9.750%, 10/15/2017	2,750	2,447
8.750%, 03/15/2018 (A)	2,225	2,431
7.750%, 04/15/2018	3,125	3,008
Endo Pharmaceuticals Holdings
7.000%, 07/15/2019	1,500	1,599
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	2,645	2,840
GCB Oncology (Escrow Security)
0.000%, 08/15/2017	1,525	29
HCA
7.500%, 02/15/2022	4,570	5,233
5.875%, 03/15/2022	1,800	1,957
HCA Holdings
7.750%, 05/15/2021	3,565	3,868
6.250%, 02/15/2021	560	574
Health Management Associates
7.375%, 01/15/2020	2,600	2,808
6.125%, 04/15/2016	440	475
Healthsouth
8.125%, 02/15/2020	2,370	2,610
7.750%, 09/15/2022	752	824
7.250%, 10/01/2018	372	404
Hologic
6.250%, 08/01/2020 (A)	7,105	7,656
Immucor
11.125%, 08/15/2019	5,465	6,148
IMS Health
6.000%, 11/01/2020 (A)	480	503
INC Research
11.500%, 07/15/2019 (A)	3,695	3,824
Jaguar Holding II
9.500%, 12/01/2019 (A)	2,500	2,838
Kindred Healthcare
8.250%, 06/01/2019	4,430	4,308
Kinetic Concepts (A)
12.500%, 11/01/2019	1,020	970
10.500%, 11/01/2018	2,530	2,653
Lantheus Medical Imaging
9.750%, 05/15/2017	1,210	1,125
Legend Acquisition Sub
10.750%, 08/15/2020 (A)	1,070	968
Monitronics International
9.125%, 04/01/2020	3,375	3,476
Multiplan
9.875%, 09/01/2018 (A)	1,060	1,182
Mylan
7.875%, 07/15/2020 (A)	610	721
Physio-Control International
9.875%, 01/15/2019 (A)	350	384
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	1,377	1,226
Radiation Therapy Services
9.875%, 04/15/2017	985	694
8.875%, 01/15/2017	610	598
Radnet Management
10.375%, 04/01/2018	975	992

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rural
10.125%, 07/15/2019 (A)	$2,500	$2,400
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	2,090	2,080
STHI Holding
8.000%, 03/15/2018 (A)	1,080	1,169
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	1,254	1,270
Symbion PIK
11.000%, 08/23/2015	1,366	1,407
Tenet Healthcare
8.000%, 08/01/2020	2,395	2,579
6.250%, 11/01/2018	620	680
United Surgical Partners International
9.000%, 04/01/2020	1,075	1,193
Universal Health Services
7.000%, 10/01/2018	1,100	1,213
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,470	1,606
7.000%, 10/01/2020	872	948
6.875%, 12/01/2018	870	937
6.750%, 10/01/2017	487	526
6.750%, 08/15/2021	325	349
Vanguard Health Holding II
7.750%, 02/01/2019 (A)	2,000	2,070
VPI Escrow
6.375%, 10/15/2020 (A)	720	772

		139,123

Industrials — 9.5%
ACL I PIK
10.625%, 02/15/2016	2,254	2,277
Actuant
5.625%, 06/15/2022	3,000	3,105
ADS Waste Holdings
8.250%, 10/01/2020 (A)	1,950	2,047
Air Canada
9.250%, 08/01/2015 (A)	3,560	3,720
Air Medical Group Holdings
9.250%, 11/01/2018	3,605	3,984
Aircastle
9.750%, 08/01/2018	585	661
7.625%, 04/15/2020	185	207
6.750%, 04/15/2017	395	423
Aleris International
10.000%, 12/15/2016 (B)	1,800	—
Aleris International PIK
9.000%, 12/15/2014 (B)	725	—
Algeco Scotsman Global Finance (A)
10.750%, 10/15/2019	1,305	1,285
8.500%, 10/15/2018	1,695	1,754
Alion Science & Technology
10.250%, 02/01/2015	1,000	512
Alion Science & Technology PIK
12.000%, 11/01/2014	2,143	2,063
Alliant Techsystems
6.875%, 09/15/2020	2,000	2,198
Alphabet Holding PIK
7.750%, 11/01/2017 (A)	3,710	3,821
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/2021	940	975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Tire Distributors
9.750%, 06/01/2017	$405	$429
Anixter
5.625%, 05/01/2019	455	479
Associated Materials
9.125%, 11/01/2017	565	573
Atkore International
9.875%, 01/01/2018	2,680	2,848
AWAS Aviation Capital
7.000%, 10/17/2016 (A)	404	426
BE Aerospace
6.875%, 10/01/2020	840	935
Belden
5.500%, 09/01/2022 (A)	745	765
Boart Longyear Management Pty
7.000%, 04/01/2021 (A)	3,300	3,350
Bombardier (A)
7.750%, 03/15/2020	215	244
5.750%, 03/15/2022	1,335	1,372
Brickman Group Holdings
9.125%, 11/01/2018 (A)	69	72
Builders FirstSource
3.000%, 02/15/2016 (A) (H)	375	373
Building Materials Corp of America (A)
6.875%, 08/15/2018	1,585	1,712
6.750%, 05/01/2021	620	685
Case New Holland
7.875%, 12/01/2017	540	639
CDW
12.535%, 10/12/2017	637	681
8.500%, 04/01/2019	2,695	2,917
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,570	1,703
Ceridian
8.875%, 07/15/2019 (A)	2,875	3,119
Clean Harbors
5.250%, 08/01/2020	4,265	4,446
Coleman Cable
9.000%, 02/15/2018	2,540	2,731
Commercial Barge Line
12.500%, 07/15/2017	1,000	1,103
Continental Airlines
7.339%, 04/19/2014	326	339
Continental Airlines 2009-2 Class B Pass-Through Trust
9.250%, 05/10/2017	181	198
Delta Air Lines 2011-1 Class B Pass Through-Trust
7.125%, 10/15/2014	1,800	1,838
DynCorp International
10.375%, 07/01/2017	4,510	4,127
Emergency Medical Services
8.125%, 06/01/2019	3,739	4,106
Esterline Technologies
7.000%, 08/01/2020	300	332
General Cable
5.750%, 10/01/2022 (A)	445	461
Geo Group
6.625%, 02/15/2021	500	555
Global Aviation Holdings
14.000%, 08/15/2013 (B)	2,507	802

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Great Lakes Dredge & Dock
7.375%, 02/01/2019	$975	$1,046
Griffon
7.125%, 04/01/2018	570	604
H&E Equipment Services
7.000%, 09/01/2022 (A)	1,820	1,938
HD Supply (A)
11.500%, 07/15/2020	655	738
11.000%, 04/15/2020	2,520	2,974
8.125%, 04/15/2019	2,335	2,662
Intcomex
13.250%, 12/15/2014	4,613	4,774
Interline Brands
7.500%, 11/15/2018	1,190	1,285
Interline Brands PIK
10.000%, 11/15/2018 (A)	280	304
International Lease Finance
8.750%, 03/15/2017	2,735	3,159
6.250%, 05/15/2019	880	937
5.875%, 04/01/2019	2,475	2,609
5.750%, 05/15/2016	150	158
Iron Mountain
7.750%, 10/01/2019	1,250	1,409
5.750%, 08/15/2024	850	861
Kansas City Southern de Mexico
8.000%, 02/01/2018	750	827
6.125%, 06/15/2021	500	565
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,205	1,322
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,725	3,446
Logo Merger Sub
8.375%, 10/15/2020 (A)	400	402
Manitowoc
8.500%, 11/01/2020	785	881
Marquette Transportation
10.875%, 01/15/2017	1,152	1,198
Masonite International
8.250%, 04/15/2021 (A)	1,200	1,284
Mead Products
6.750%, 04/30/2020 (A)	280	294
Meritor
8.125%, 09/15/2015	675	710
Mueller Water Products
8.750%, 09/01/2020	526	600
7.375%, 06/01/2017	1,180	1,218
Neehah Foundry PIK
15.000%, 07/29/2015	103	95
Niska Gas Storage US
8.875%, 03/15/2018	3,605	3,704
Nortek
8.500%, 04/15/2021	1,240	1,376
8.500%, 04/15/2021 (A)	1,700	1,883
Oshkosh
8.500%, 03/01/2020	2,288	2,534
8.250%, 03/01/2017	670	735
Ply Gem Industries
9.375%, 04/15/2017 (A)	655	698
8.250%, 02/15/2018	490	529
Polymer Group
7.750%, 02/01/2019	860	922
Polypore International
7.500%, 11/15/2017	640	698

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pulte Homes
6.000%, 02/15/2035	$1,190	$1,107
Quality Distribution
9.875%, 11/01/2018	4,000	4,320
RBS Global
8.500%, 05/01/2018	1,110	1,203
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,621
7.500%, 11/30/2016	8,960	9,878
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/2017	930	1,006
6.535%, 10/01/2020	500	544
ServiceMaster
8.000%, 02/15/2020	2,365	2,466
7.450%, 08/15/2027	740	599
7.250%, 03/01/2038	1,515	1,231
7.100%, 03/01/2018	1,000	950
7.000%, 08/15/2020 (A)	2,505	2,511
Silver II Borrower
7.750%, 12/15/2020 (A)	810	838
Swift Services Holdings
10.000%, 11/15/2018	1,325	1,454
syncreon Global Ireland
9.500%, 05/01/2018 (A)	3,112	3,236
Tempel Steel
12.000%, 08/15/2016 (A)	860	776
Terex
6.500%, 04/01/2020	615	652
6.000%, 05/15/2021	2,205	2,321
Thermadyne Holdings
9.000%, 12/15/2017	2,045	2,178
Titan International
7.875%, 10/01/2017	3,420	3,634
Tops Holding
10.125%, 10/15/2015	1,400	1,477
TRAC Intermodal
11.000%, 08/15/2019 (A)	1,745	1,815
TransDigm
5.500%, 10/15/2020 (A)	1,600	1,664
United Air Lines
12.000%, 11/01/2013 (A)	1,155	1,164
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B)(D)	284	74
3.566%, 10/19/2018	446	133
USG
8.375%, 10/15/2018 (A)	1,255	1,393
6.300%, 11/15/2016	1,485	1,537

		176,553

Information Technology — 5.7%
313 Group
6.375%, 12/01/2019 (A)	570	565
Alcatel-Lucent USA
6.500%, 01/15/2028	1,170	880
Amkor Technology
7.375%, 05/01/2018	575	595
Aspect Software
10.625%, 05/15/2017	3,730	3,376
Audatex North America
6.750%, 06/15/2018 (A)	632	676

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Avaya
9.750%, 11/01/2015	$810	$721
7.000%, 04/01/2019 (A)	1,330	1,243
Avaya PIK
10.125%, 11/01/2015	4,133	3,699
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	2,225	2,347
CommScope
8.250%, 01/15/2019 (A)	2,935	3,214
Epicor Software
8.625%, 05/01/2019	2,780	2,919
Fidelity National Information Services
7.875%, 07/15/2020	600	679
7.625%, 07/15/2017	79	86
5.000%, 03/15/2022	1,585	1,700
First Data
12.625%, 01/15/2021	2,209	2,325
11.250%, 03/31/2016	1,360	1,333
8.875%, 08/15/2020 (A)	830	905
8.250%, 01/15/2021 (A)	1,275	1,275
7.375%, 06/15/2019 (A)	445	460
6.750%, 11/01/2020 (A)	675	682
First Data PIK
8.750%, 01/15/2022 (A)	6,800	6,953
Freescale Semiconductor
9.250%, 04/15/2018 (A)	2,538	2,773
GXS Worldwide
9.750%, 06/15/2015	5,805	6,052
Harbinger Group
7.875%, 07/15/2019 (A)	2,550	2,528
IAC
4.750%, 12/15/2022 (A)	550	547
iGate
9.000%, 05/01/2016	4,119	4,464
Infor US
11.500%, 07/15/2018	455	532
9.375%, 04/01/2019	5,205	5,843
j2 Global
8.000%, 08/01/2020	1,925	2,002
MagnaChip Semiconductor
10.500%, 04/15/2018	2,540	2,845
Mantech International
7.250%, 04/15/2018	670	712
MEMC Electronic Materials
7.750%, 04/01/2019	790	663
NCR
5.000%, 07/15/2022 (A)	1,675	1,702
Nuance Communications
5.375%, 08/15/2020 (A)	2,280	2,383
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (A)	748	867
Open Solutions
9.750%, 02/01/2015 (A)	4,200	3,370
Perstorp Holding
8.750%, 05/15/2017 (A)	1,660	1,710
Sabre
8.500%, 05/15/2019 (A)	3,060	3,259
Sabre Holdings
8.350%, 03/15/2016	1,380	1,470
Sensata Technologies BV
6.500%, 05/15/2019 (A)	3,948	4,204
SSI Investments II
11.125%, 06/01/2018	1,055	1,167
STATS ChipPAC
7.500%, 08/12/2015 (A)	2,375	2,529

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Stratus Technologies Bermuda
12.000%, 03/29/2015	$2,364	$2,340
Stream Global Services
11.250%, 10/01/2014	2,245	2,346
SunGard Data Systems
7.375%, 11/15/2018	810	868
6.625%, 11/01/2019 (A)	1,105	1,130
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,200	1,314
Travelport
9.875%, 09/01/2014	805	709
Viasystems
7.875%, 05/01/2019 (A)	1,300	1,274
Zayo Group
10.125%, 07/01/2020	4,655	5,295
8.125%, 01/01/2020	2,260	2,514

		106,045

Materials — 5.4%
AK Steel
7.625%, 05/15/2020	720	626
AM Castle
12.750%, 12/15/2016	580	677
APERAM (A)
7.750%, 04/01/2018	1,265	1,113
7.375%, 04/01/2016	3,000	2,797
ArcelorMittal
6.125%, 06/01/2018	1,270	1,287
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,347	1,428
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,060	2,245
7.375%, 10/15/2017	500	544
7.375%, 10/15/2017	200	217
Ball
5.000%, 03/15/2022	1,150	1,231
Berry Plastics
10.250%, 03/01/2016	710	730
9.750%, 01/15/2021	2,035	2,345
BOE Merger
9.500%, 11/01/2017 (A)	275	275
Boise Paper Holdings
9.000%, 11/01/2017	1,270	1,387
BWAY Holding
10.000%, 06/15/2018	1,130	1,254
Celanese US Holdings
6.625%, 10/15/2018	550	605
Chemtura
7.875%, 09/01/2018	1,085	1,164
Consolidated Container
10.125%, 07/15/2020 (A)	1,160	1,241
Edgen Murray
8.750%, 11/01/2020 (A)	1,870	1,889
Eldorado
6.125%, 12/15/2020 (A)	3,065	3,119
Essar Steel Algoma
9.375%, 03/15/2015 (A)	720	652
FMG Resources August 2006 Pty (A)
8.250%, 11/01/2019	1,105	1,177
6.875%, 02/01/2018	965	996
6.875%, 04/01/2022	1,415	1,447
6.000%, 04/01/2017	360	367

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Graphic Packaging International
7.875%, 10/01/2018	$1,170	$1,293
Headwaters
7.625%, 04/01/2019	1,215	1,291
Hexion US Finance
9.000%, 11/15/2020	730	666
8.875%, 02/01/2018	3,245	3,334
6.625%, 04/15/2020	440	448
Horsehead Holding
10.500%, 06/01/2017 (A)	870	918
Huntsman International
8.625%, 03/15/2020	435	493
8.625%, 03/15/2021	1,135	1,297
IAMGOLD
6.750%, 10/01/2020 (A)	5,310	5,177
Ineos Finance (A)
8.375%, 02/15/2019	1,620	1,746
7.500%, 05/01/2020	570	597
Ineos Group Holdings PLC
8.500%, 02/15/2016 (A)	3,940	3,920
Inmet Mining (A)
8.750%, 06/01/2020	1,280	1,398
7.500%, 06/01/2021	800	830
JMC Steel Group
8.250%, 03/15/2018 (A)	1,215	1,270
Kinove German Bondco GmbH
9.625%, 06/15/2018 (A)	1,642	1,794
Longview Fibre Paper & Packaging
8.000%, 06/01/2016 (A)	1,505	1,580
MacDermid
9.500%, 04/15/2017 (A)	1,300	1,354
Midwest Vanadium Pty
11.500%, 02/15/2018 (A)	1,100	649
Millar Western Forest Products
8.500%, 04/01/2021	1,000	905
Mirabela Nickel
8.750%, 04/15/2018 (A)	2,125	1,828
Momentive Performance Materials PIK
0.000%, 06/04/2017 2 (C)(D)(E)	2,106	1,474
New (A)
7.000%, 04/15/2020	600	641
6.250%, 11/15/2022	2,290	2,370
Nexeo Solutions
8.375%, 03/01/2018	750	709
Noranda Aluminium Acquisition PIK
4.524%, 05/15/2015 (H)	1,162	1,093
Novelis
8.750%, 12/15/2020	120	134
8.375%, 12/15/2017	1,865	2,056
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,339	1,399
PolyOne
7.375%, 09/15/2020	690	754
Rain CII Carbon (A)
8.250%, 01/15/2021	750	767
8.000%, 12/01/2018	310	315
Reichhold Industries PIK
9.000%, 05/08/2017 (A)	1,801	1,306
Rockwood Specialties Group
4.625%, 10/15/2020	2,205	2,282

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ryerson (A)
11.250%, 10/15/2018	$360	$331
9.000%, 10/15/2017	1,110	1,132
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,150	1,256
7.750%, 07/15/2017	300	327
Sawgrass Merger Sub
8.750%, 12/15/2020 (A)	3,545	3,572
Scotts Miracle-Gro
7.250%, 01/15/2018	35	38
6.625%, 12/15/2020	790	867
Sealed Air (A)
8.375%, 09/15/2021	1,780	2,034
8.125%, 09/15/2019	90	101
6.500%, 12/01/2020	395	427
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,428
Standard Steel
12.000%, 05/01/2015 (A)	2,850	3,099
Steel Dynamics (A)
6.375%, 08/15/2022	680	721
6.125%, 08/15/2019	680	721
Tekni-Plex
9.750%, 06/01/2019 (A)	660	719
Verso Paper Holdings
8.750%, 02/01/2019	3,025	1,150
Vertellus Specialties
9.375%, 10/01/2015 (A)	1,148	967
Vulcan Materials
7.500%, 06/15/2021	280	319
6.500%, 12/01/2016	280	309
Walter Energy
9.875%, 12/15/2020 (A)	1,890	2,107

		100,526

Telecommunication Services — 4.5%
CenturyLink
5.800%, 03/15/2022	810	856
Cincinnati Bell
8.375%, 10/15/2020	376	407
Clearwire Communications (A)
14.750%, 12/01/2016	640	878
12.000%, 12/01/2015	690	742
Cogent Communications Group
8.375%, 02/15/2018 (A)	550	604
Cricket Communications
7.750%, 10/15/2020	685	699
Crown Castle International
5.250%, 01/15/2023 (A)	3,115	3,333
Digicel Group (A)
10.500%, 04/15/2018	1,810	1,991
8.250%, 09/01/2017	2,714	2,904
8.250%, 09/30/2020	1,000	1,100
Eileme 2
11.625%, 01/31/2020 (A)	595	693
GCI
8.625%, 11/15/2019	850	903
Hughes Satellite Systems
7.625%, 06/15/2021	2,155	2,451
6.500%, 06/15/2019	590	651
Inmarsat Finance
7.375%, 12/01/2017 (A)	2,125	2,284
Integra Telecom Holdings
10.750%, 04/15/2016 (A)	795	831

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holdings
7.250%, 04/01/2019	$380	$409
7.250%, 10/15/2020	670	729
7.250%, 10/15/2020 (A)	950	1,031
6.625%, 12/15/2022 (A)	1,790	1,848
Intelsat Luxembourg
11.250%, 02/04/2017	1,615	1,708
Intelsat Luxembourg PIK
11.500%, 02/04/2017	3,057	3,248
ITC Deltacom
10.500%, 04/01/2016	658	704
Level 3 Communications
11.875%, 02/01/2019	1,675	1,930
8.875%, 06/01/2019 (A)	1,905	2,029
Level 3 Financing
9.375%, 04/01/2019	565	631
8.625%, 07/15/2020	690	766
8.125%, 07/01/2019	905	986
7.000%, 06/01/2020 (A)	655	684
Lucent Technologies
6.450%, 03/15/2029	4,565	3,469
MetroPCS Wireless
7.875%, 09/01/2018	1,095	1,185
Sable International Finance
8.750%, 02/01/2020 (A)	68	78
7.750%, 02/15/2017 (A)	2,360	2,525
Satmex Escrow
9.500%, 05/15/2017	705	740
SBA Telecommunications
8.250%, 08/15/2019	363	406
Sprint Capital
8.750%, 03/15/2032	6,675	8,160
Sprint Nextel
9.125%, 03/01/2017	1,205	1,419
9.000%, 11/15/2018 (A)	1,700	2,100
8.375%, 08/15/2017	535	622
7.000%, 03/01/2020 (A)	2,950	3,429
Telesat Canada
6.000%, 05/15/2017 (A)	2,400	2,520
tw telecom holdings inc
5.375%, 10/01/2022 (A)	1,010	1,058
UPCB Finance V
7.250%, 11/15/2021 (A)	3,105	3,416
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,748	1,892
Virgin Media Finance
4.875%, 02/15/2022	2,275	2,326
West
8.625%, 10/01/2018	317	332
7.875%, 01/15/2019	1,205	1,247
Wind Acquisition Finance (A)
11.750%, 07/15/2017	1,285	1,346
7.250%, 02/15/2018	3,180	3,220
7.250%, 02/15/2018	310	312
Windstream
8.125%, 09/01/2018	350	382
7.750%, 10/01/2021	1,195	1,291
7.500%, 06/01/2022	745	790
7.500%, 04/01/2023	1,220	1,284

		83,579

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.6%
AES
9.750%, 04/15/2016	$160	$191
8.000%, 10/15/2017	725	837
8.000%, 06/01/2020	280	322
7.375%, 07/01/2021	2,420	2,686
Calpine (A)
7.875%, 07/31/2020	1,824	2,047
7.875%, 01/15/2023	198	224
7.500%, 02/15/2021	1,131	1,250
Elwood Energy
8.159%, 07/05/2026	624	650
Energy Future Holdings
10.000%, 01/15/2020	4,215	4,710
Energy Future Intermediate Holding
11.750%, 03/01/2022 (A)	1,505	1,671
11.000%, 10/01/2021	3,795	4,099
6.875%, 08/15/2017 (A)	165	176
GenOn Energy
9.875%, 10/15/2020	1,375	1,588
Mirant (Escrow Security)
0.000%, 07/15/2004(B)	450	5
NRG Energy
8.250%, 09/01/2020	395	442
7.875%, 05/15/2021	800	888
7.625%, 01/15/2018	1,295	1,438
6.625%, 03/15/2023 (A)	2,648	2,833
Public Service of New Mexico
7.950%, 05/15/2018	2,600	3,159

		29,216

Total Corporate Obligations (Cost $1,313,806) ($ Thousands)		1,374,431

COLLATERALIZED DEBT OBLIGATIONS — 8.9%

Financials — 4.9%
Rockwall CDO, Ser 2006-1A, Cl A2L
0.963%, 08/01/2021 (A)(H)	3,247	2,500
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.613%, 08/01/2021 (A)(H)	9,838	9,100
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.813%, 08/01/2021 (A)(H)	20,459	17,799
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.563%, 08/01/2024 (A)(H)	68,184	62,048

		91,447

Other Asset-Backed Securities — 4.0%
AMMC CDO, Ser 2011-9A
0.000%, 01/15/2022 (A)	2,419	2,226
AMMC CDO, Ser 2012-10A, Cl A
0.000%, 04/11/2022 (A)	2,934	2,875
AMMC CDO, Ser 2012-11A
0.000%, 10/30/2023 (A)	3,450	3,036
Battalion CLO, Ser 2012-3A
0.000%, 01/18/2025 (A)	2,303	2,303

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Claris III
0.613%, 08/04/2021	$6,969	$6,202
Grayson CLO, Ser 2006-1A, Cl B
1.013%, 11/01/2021 (A)(H)	4,945	3,733
Great Lakes CLO 2012-1, Ser 2012-1A
0.000%, 01/15/2023 (A)	2,457	2,457
Great Lakes CLO 2012-1, Ser 2012-1A, Cl E
6.074%, 01/15/2023 (A)(H)	2,811	2,320
ICE EM CLO, Ser 2007-1A, Cl A2
1.319%, 08/15/2022 (A)(H)	5,965	5,309
ICE EM CLO, Ser 2007-1A, Cl A3
1.569%, 08/15/2022 (A)(H)	3,872	3,136
KKR CLO Trust, Ser 2012-1A, Cl C
4.809%, 12/15/2024 (A)(H)	2,941	2,606
KVK CLO, Ser 2012-2A
0.000%, 02/10/2025 (A)	2,471	2,224
Lightpoint CLO, Ser 2007-7A, Cl D
4.310%, 05/15/2021 (A)(H)	2,956	2,482
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023 (A)	3,580	2,954
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.651%, 07/25/2023 (A)(H)	1,081	1,032
Neuberger Berman CLO, Ser 2012-13A
0.000%, 01/23/2024 (A)	2,377	1,961
Newstar Trust, Ser 2007-1A, Cl A1
0.551%, 09/30/2022 (A)(H)	7,400	7,067
NXT Capital CLO, Ser 2012-1A, Cl E
7.819%, 07/20/2022 (A)(H)	2,417	2,236
OCP CLO, Ser 2012-2A
0.000%, 11/22/2023 (A)	2,615	2,432
Red River CLO, Ser 2006-1A, Cl D
1.963%, 07/27/2018 (H)	6,177	4,447
Red River CLO, Ser 2006-1A, Cl C
1.033%, 07/27/2018 (H)	5,456	4,256
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	1,819	1,755
Venture CDO, Ser 2012-11A
0.000%, 11/14/2022 (A)	4,181	3,679
Venture CDO, Ser 2013-12A
0.000%, 02/28/2024 (A)	2,693	2,338

		75,066

Total Collateralized Debt Obligations (Cost $152,077) ($ Thousands)		166,513

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 8.2%
Academy Sports
4.750%, 08/03/2018	$559	$561
Advanced Disposal Services, Term Loan B, Cove-Lite
5.250%, 09/25/2019	930	940
Alliance Laundry Systems, Term Loan, 1st Lien
5.500%, 12/04/2018	375	378
API Technologies, Term Loan B
8.750%, 06/27/2016	745	730
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	451	454
Asscoiated Partners
0.000%, 12/24/2015 (D)(I)	2,250	56
Associated Partners
0.000%, 12/24/2015 (I)(J)	4,500	—
Associated Partners, 1st Lien Term Loan
6.710%, 12/24/2015 (D)	2,250	2,194
Astoria Generating, Cov-Lite Term Loan
8.500%, 10/26/2017	1,300	1,303
Asurion, 1st Lien Term Loan
5.500%, 06/10/2018	920	928
Asurion, 2nd Lien Term Loan
9.000%, 05/20/2019	1,471	1,512
Asurion, Term Loan
11.000%, 09/02/2019	600	636
BJs Wholesale Club, 2nd Lien Term Loan
9.750%, 09/20/2020	270	276
Brock Holdings
10.000%, 03/16/2018	390	392
Caesar’s Entertainment
3.236%, 01/28/2015	608	597
Caribbean Restaurants, Term Loan B
9.000%, 02/15/2017	94	94
Ceridian, Extended Term Loan
5.959%, 05/09/2017	1,000	997
CKX, Term Loan B
9.000%, 06/21/2017	485	413
Clear Channel
3.859%, 01/29/2016	3,182	2,623
Cleveland Unlimited, Term Loan
10.000%, 07/25/2016	655	661
Constellation Brands, Bridge Loan
0.000%, 12/30/2013 (I)(J)	1,250	—
CPM Holdings
10.250%, 02/16/2018	900	907
Crestwood Holdings, Term Loan
9.750%, 03/20/2018	1,677	1,707
DAE Aviation Holdings, Term Loan B1
6.250%, 10/19/2018	1,514	1,529
David’s Bridal, Bridge Loan
0.000%, 01/31/2013 (I)(J)	600	—
Dex Media West LLC
7.000%, 10/24/2014	2,115	1,566
DJO Finance
6.250%, 09/15/2017	2,793	2,803

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dynegy Midwest Generation
9.250%, 08/05/2016	$5,800	$6,021
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/2016	828	865
El Paso Energy, Term Loan
6.500%, 04/10/2018	3,610	3,633
Endurance International, Term Loan, 2nd Lien
10.250%, 11/06/2019	3,807	3,788
Equipower Resources, 2nd Lien Term Loan
10.000%, 06/20/2019	515	527
Essential Power LLC
5.500%, 08/07/2019	5,117	5,187
Fairway Food Market, Term Loan
8.250%, 08/17/2018	1,800	1,811
First Data, Term Loan
4.211%, 03/24/2018	1,072	1,018
Fortescue Metals Group, Term Loan
5.250%, 10/12/2017	2,400	2,418
GCA Services Group, Term Loan, Cove-Lite 2nd Lien
9.250%, 10/11/2020	700	691
GenCorp
0.000%, 07/22/2013 (H)(I)	1,495	1,495
Getty Images, Bridge Loan
0.000%, 02/10/2013 (I)(J)	1,500	—
Global Aviation Holdings
12.000%, 02/28/2013	802	794
0.500%, 02/28/2013	224	2
Go Daddy Operating
5.500%, 12/17/2018	1,800	1,803
GOGO LLC
11.250%, 06/21/2017	596	599
Graton Economic Development Authority, Term Loan
9.000%, 08/14/2018	2,890	2,966
Hamilton Sundstrand, Term Loan B
0.000%, 12/05/2019 (I)	950	958
Harrah’s Entertainment B6
5.460%, 01/28/2018	4,292	3,826
Harrah’s Las Vegas
3.240%, 02/13/2013	2,860	2,537
Harrah’s Operating
9.500%, 01/28/2015	2,918	2,952
3.276%, 01/28/2015	55	54
Harrah’s Operating, Term Loan B-2
3.210%, 01/28/2015	190	186
Harrah’s Property
0.000%, 02/13/2013 (I)	2,865	2,541
Hertz, Unsecured Term Loan
0.000%, 08/26/2013 (I)(J)	3,450	—
Hologic, Term Loan B
4.500%, 07/19/2019	1,197	1,210
Inc Research
7.000%, 07/12/2018	891	895
Ineos Holdings Limited
6.500%, 04/27/2018	547	553

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intrawest ULC, Term Loan, 1st Lien
7.000%, 12/03/2017	$2,750	$2,753
Kalispel Tribal Economic Authority
7.500%, 01/31/2017	2,573	2,534
Lawson Software, Term Loan B2
5.250%, 04/05/2018	516	520
LHP Hospital Group, 1st Lien Term Loan
9.000%, 06/29/2018	449	452
Medical Card
12.000%, 09/15/2015	1,401	1,233
MedQuist, Term Loan B
6.750%, 08/15/2019	1,000	958
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,094	2,075
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 03/31/2016	3,640	3,722
Navistar International
7.000%, 08/17/2017	2,300	2,306
Nelson Education Limited, Term Loan B1
2.862%, 07/05/2014	978	758
Novell
11.000%, 11/22/2018	2,500	2,454
Nuveen Investments
5.862%, 05/13/2017	179	180
5.813%, 05/13/2017	133	133
5.812%, 05/13/2017	18	18
Nuveen Investments, 2nd Lien Term Loan
8.250%, 02/23/2019	935	951
Nuveen Investments, Term Loan B
7.250%, 05/13/2017	1,950	1,957
NXP Semiconductors, Term Loan C
0.000%, 01/11/2020 (I)	900	905
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,531	1,547
Ocwen Financial, Term Loan B
7.000%, 09/01/2016	428	429
One Call Medical
7.000%, 08/22/2019	2,244	2,244
One Call Medical, Cove-Lite
8.000%, 08/22/2019	6	6
Open Link Financial, Term Loan
7.750%, 10/26/2017	993	985
Panda Sherman Power, Term Loan
9.000%, 09/13/2018	1,650	1,671
Panolam Industries International
7.250%, 08/23/2017	875	869
Pantheon, 1st Lien Term Loan
0.000%, 12/06/2019 (I)	1,000	995
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	4,000	4,055

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plains Exploration, Bridge Loan
0.000%, 03/31/2013 (I)(J)	$2,350	$—
PRA International, 2nd Lien Term Loan
0.000%, 09/10/2019 (I)	450	453
Realogy, Extended Term Loan
4.461%, 10/10/2016	709	710
Reynolds Group, Term Loan
4.750%, 09/28/2018	1,355	1,370
Sabre Holdings
5.959%, 09/29/2017	1,935	1,946
Sheridan Healthcare, Term Loan
6.000%, 06/29/2018	748	757
Smart & Final, Cov-Lite 2nd Lien
10.500%, 11/08/2020	1,445	1,456
Sophos Public
6.500%, 05/10/2019	1,418	1,416
SpringLeaf Financial
5.500%, 05/06/2017	2,950	2,931
Standard Aero, Term Loan B2
6.250%, 10/19/2018	686	693
Summit Materials, Term Loan B
6.000%, 01/24/2019	1,393	1,401
Supervalu, Term Loan
8.000%, 08/10/2018	4,683	4,747
Syniverse Holdings
9.125%, 01/15/2019	225	240
Targus Group International, Term Loan B
11.000%, 05/24/2016	397	399
Telx Group, 1st Lien Term Loan B
6.250%, 09/25/2017	99	100
Texas Competitive Electric Holdings, Extending Term Loan
4.810%, 10/10/2017	857	570
4.713%, 10/10/2017	4,916	3,265
3.728%, 10/10/2014	6,087	4,579
The Pantry, Term Loan B
5.750%, 07/31/2019	2,500	2,531
TPC Group, Bridge Loan
0.000%, 08/27/2013 (I)(J)	1,875	—
United Rentals, Bridge Loan
0.000%, 09/15/2012 (I)(J)	2,550	—
Univision Communications, Extended Term Loan B
4.462%, 03/31/2017	1,679	1,650
Vertafore
9.750%, 10/27/2017	560	561
Wall Street Systems, Cov-Lite 2nd Lien Term Loan
9.250%, 04/24/2020	2,000	1,993
Walter Investment Management
7.750%, 06/16/2017	2,155	2,159
0.000%, 06/17/2016 (I)	2,875	2,881
Warner Music Group, Cov-Lite Term Loan
5.250%, 10/25/2018	355	359
Web.Com Group, Term Loan Tranche 1
5.500%, 10/27/2017	3	3
WideOpenWest Finance LLC
6.250%, 07/12/2018	1,786	1,804

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wilton Brands, 1st Lien Term Loan
7.500%, 08/07/2019	$1,800	$1,813
Wolverine, Bridge Loan
0.000%, 02/01/2013 (I)(J)	2,500	—

Total Loan Participations (Cost $151,207) ($ Thousands)		153,084

PREFERRED STOCK — 0.7%
Ally Financial, 7.00% (A)(H)	29	9,065
Dana Holding, 0.00% (A)	5	719
Entergy Arkansas, 4.90%	20	497
General Motors, 0.00%	5	212
Regions Financial, 6.38%	132	3,257

Total Preferred Stock (Cost $11,268) ($ Thousands)		13,750

MUNICIPAL BONDS — 0.6%
Buckeye Tobacco Settlement Finance Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.375%, 06/01/2024	580	538
5.125%, 06/01/2024	865	788
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
5.875%, 06/01/2030	495	451
5.875%, 06/01/2047	290	259
Golden State Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/2047	2,000	1,889
New Jersey Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/2041	5,540	5,019
4.750%, 06/01/2034	3,290	2,906

Total Municipal Bonds (Cost $8,842) ($ Thousands)		11,850

ASSET-BACKED SECURITIES — 0.3%

Other Asset-Backed Securities — 0.3%
Airplanes Pass-Through Trust, Ser 2001-1A
0.759%, 03/15/2019 (H)	1,311	629
Atlas Senior Loan Fund, Ser 2012-1A, Cl B2L
6.458%, 08/15/2024 (A) (H)	3,881	3,609
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/2041 (A)	1,204	1,289
Dominos Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/2042 (A)	494	556

Total Asset-Backed Securities (Cost $5,962) ($ Thousands)		6,083

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

CONVERTIBLE BONDS — 0.4%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	$4,080	$2,611
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,715	1,141
Meritor
4.000%, 02/15/2019 (G)	914	684
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Vector Group CV to 48.8281
13.850%, 06/15/2026	373	380

Total Convertible Bonds (Cost $4,413) ($ Thousands)		4,816

COMMON STOCK — 0.1%
Aventine *	1,411	45
Core-Mark Holding, Cl A	740	35
Dana Holding	67,046	1,047
Delta Air Lines, Cl A	2,568	30
GMX Resources	19,990	10
HMH Holdings Delaware *(D)	35,072	649
Neenah Enterprises (C)	17,244	125
Quad	78	2
United Continental Holdings	35	1
VSS AHC, Cl A *(C)(D)(E)	27,106	323

Total Common Stock (Cost $4,255) ($ Thousands)		2,267

Description	Shares	Market Value ($ Thousands)

	Number of Warrants

WARRANTS — 0.1%*
Alion Science & Technology, Expires 03/15/17 (C)	1,790	$—
CUI Acquisition, Expires (C)(D)(E)	47,444	2,159

Total Warrants (Cost $4,033) ($ Thousands)		2,159

CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **†	110,619,151	110,619

Total Cash Equivalent (Cost $110,619) ($ Thousands)		110,619

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.130% **†(K)	6,083	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Total Investments — 99.2% (Cost $1,766,488) ($ Thousands) ††		$1,845,578

A summary of outstanding swap agreements held by the Fund at December 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CDX.EM.15-V1 Index	BUY	5.00	12/20/16	17,280	$(1,476)

						$(1,476)

Percentages	are based on a Net Assets of $1,861,376 ($ Thousands).

*	Non-income producing security.

**	Rate reported is the 7-day effective yield as of December 31, 2012.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Securities considered illiquid. The total value of such securities as of December 31, 2012 was $4,083 ($ Thousands) and represented 0.22% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $6,931 ($ Thousands) and represented 0.37% of Net Assets.

(E)	Securities considered restricted. The total value of such securities as of December 31, 2012 was $3,958 ($ Thousands) and represented 0.21% of Net Assets.

(F)	This security or a partial position of this security is on loan at December 31, 2012. The total value of securities on loan at December 31, 2012 was $6 ($ Thousands).

(G)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2012. The coupon on a step bond changes on a specified date.

(H)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(I)	Unsettled bank loan. Interest rate not available.
(J)	Unfunded bank loan.
(K)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2012 was $6 ($ Thousands).

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

L.P.— Limited Partnership

LLC — Limited Liability Company

LLP— Limited Liability Partnership

L.P.— Limited Partnership

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond Ser — Series

Amounts designated as “—” are $O or have been rounded to $O

††	At December 31, 2012, the tax basis cost of the Fund’s investments was $1,766,488 ($ Thousands), and the unrealized appreciation and depreciation were $108,346 ($ Thousands) and $(29,256) ($ Thousands) respectively.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2012

A summary of restricted securities held by the Fund as of December 31, 2012, is as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$2	0.00%
CUI Acquisition Warrants	47	09/06/11	09/06/11	4,032	2,159	0.12
Momentive Performance Materials PIK	2,106	12/07/10	12/07/10	1,957	1,474	0.08
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.02

				$6,474	$3,958	0.22%

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands)

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	—	1,371,611	2,820	1,374,431
Collateralized Debt Obligations	—	—	166,513	166,513
Loan Participations	—	144,965	8,119	153,084
Preferred Stock	1,456	12,294	—	13,750
Municipal Bonds	—	11,850	—	11,850
Asset-Backed Securities	—	2,474	3,609	6,083
Convertible Bonds	—	4,816	—	4,816
Common Stock	1,170	649	448	2,267
Warrant	—	—	2,159	2,159
Cash Equivalent	110,619	—	—	110,619
Affiliated Partnership	—	6	—	6

Total Investments in Securities	$113,245	$1,548,665	$183,668	$1,845,578

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$(1,476)	$—	$(1,476)

Total Other Financial Instruments	$—	$(1,476)	$—	$(1,476)

*	Swaps are valued at the unrealized depreciation of the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Asset-Backed Securities
Beginning balance as of October 1, 2012	$2,777	$139,202	$14,574	$3,435
Accrued discounts/premiums	9	694	—	10
Realized gain/(loss)	1	44	—	—
Change in unrealized appreciation/(depreciation)	(74)	9,109	(7)	164
Purchases	110	18,289	9,975	—
Sales	(3)	(825)	(18,790)	—
Net transfer into Level 3	—	—	3,767	—
Net transfer out of Level 3	—	—	(1,400)	—

Ending balance as of December 31, 2012	$2,820	$166,513	$8,119	$3,609

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$(74)	$8,156	$—	$—

	Common Stock	Warrants	Auction Rate Preferred
Beginning balance as of October 1, 2012	$448	$2,159	$1,127
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	132
Change in unrealized appreciation/(depreciation)	—	—	(109)
Purchases	—	—	—
Sales	—	—	(1,150)
Net transfer into Level 3	—	—	—
Net transfer out of Level 3	—	—	—

Ending balance as of December 31, 2012	$448	$2,159	$—

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$—	$—	$—

(1)	Of the $183,668 ($ Thousands) in Level 3 securities as of December 31, 2012, $6,931 ($ Thousands) or 0.37% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2012

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.3%
U.S. Treasury Inflation Protected Security
2.500%, 07/15/2016	$17,811	$20,469
2.375%, 01/15/2017	14,912	17,331
2.000%, 01/15/2014 to 01/15/2016	65,189	69,495
1.875%, 07/15/2015	20,514	22,365
1.625%, 01/15/2015	22,593	24,004
1.250%, 04/15/2014	23,090	23,804
0.500%, 04/15/2015	20,654	21,551
0.125%, 04/15/2016 to 04/15/2017	89,093	94,659

Total U.S. Treasury Obligations (Cost $288,617) ($ Thousands)		293,678

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%* †	7,636,291	7,636

Total Cash Equivalent (Cost $7,636) ($ Thousands)		7,636

Total Investments — 100.9% (Cost $296,253)($ Thousands) ††		$301,314

Percentages are based on a Net Assets of $298,587 ($ Thousands)

*	Rate shown is the 7-day effective yield as of December 31, 2012

†	Investment in affiliated security.

Cl — Class

††	At December 31, 2012, the tax basis cost of the Fund’s investments was $296,253 ($ Thousands), and the unrealized appreciation and depreciation were $5,061 ($ Thousands) and $(0) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$293,678	$—	$293,678
Cash Equivalent	7,636	—	—	7,636

Total Investments in Securities	$7,636	$293,678	$—	$301,314

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 81.5%
Blackrock Global Long/Short Credit Fund, Cl I	981,073	$10,360
Driehaus Select Credit Fund	878,653	8,673
Mainstay Marketfield Fund, Cl I	1,536,445	24,337
Robeco Boston Partners Long/Short Research Fund	706,011	8,684

		52,054

Altegris Managed Futures Strategy Fund, Cl I	2,024,091	19,087
AQR Diversified Arbitrage Fund, Cl I	4,112,871	45,406
Driehaus Active Income Fund	3,927,164	41,903
Eaton Vance Global Macro Absolute Return Fund, Cl I	4,606,607	45,283
Merger Fund	2,812,517	44,494
MutualHedge Frontier Legends Fund, Class I	1,627,564	15,625
TFS Market Neutral Fund	1,402,711	21,910

		233,708

Total Registered Investment Companies (Cost $288,061) ($ Thousands)		285,762

COMMON STOCK — 7.6%

Consumer Discretionary — 0.9%
Autozone *	440	156
CBS, Cl B	5,320	202
Expedia	1,520	93
Ford Motor	24,690	320
GNC Holdings, Cl A	8,060	268
Groupon, Cl A *	9,190	45
Harley-Davidson, Cl A	1,550	76
Home Depot	1,940	120
International Game Technology	11,230	159
Las Vegas Sands	4,030	186
Lennar, Cl A	9,480	367
Marriott International, Cl A	2,600	97
Michael Kors Holdings	7,740	395
Penn National Gaming	3,160	155
Shutterfly	3,030	90
Standard-Pacific	23,260	171
Starbucks	3,630	195
VF	595	90
Weight Watchers International	1,230	64

		3,249

Consumer Staples — 0.2%
Church & Dwight	3,040	163
Hershey	3,060	221
PepsiCo	2,370	162
Whole Foods Market	1,570	143

		689

Energy — 0.2%
Cabot Oil & Gas	2,600	129
Concho Resources	2,500	201
EOG Resources	1,010	122
Kodiak Oil & Gas	6,430	57
Schlumberger, Cl A	1,870	130

		639

Description	Shares	Market Value ($ Thousands)

Financials — 2.2%
Affiliated Managers Group	3,500	$456
AIA Group	73,660	288
Allstate	3,320	133
Alterra Capital Holdings	10,050	283
American Campus Communities †	1,840	85
Annaly Capital Management †	11,840	166
Axis Capital Holdings	6,450	223
Banco do Brasil	9,010	113
Bank of the Ozarks	5,410	181
Brown & Brown	11,100	283
Camden Property Trust †	2,740	187
Cardinal Financial	5,560	90
Cardtronics	16,610	394
Chubb	2,710	204
Citigroup	7,120	282
Compartamos	41,740	59
Education Realty Trust, Cl A †	23,560	251
EverBank Financial, Cl A	8,890	133
Fidelity National Financial, Cl A	4,790	113
Fortegra Financial	20,220	180
Hanover Insurance Group, Cl A	3,570	138
Heritage Oaks Bancorp	11,840	69
Hersha Hospitality Trust, Cl A †	15,530	78
Host Hotels & Resorts †	10,150	159
IntercontinentalExchange	3,000	371
Invesco	7,530	196
MetroCorp Bancshares *	12,940	142
Metropolitan Bank & Trust	86,090	214
Ocwen Financial *	5,530	191
OmniAmerican Bancorp, Cl A *	4,630	107
ProAssurance	10,140	428
Raymond James Financial	6,320	244
Signature Bank NY, Cl B	3,760	268
Silver Bay Realty Trust †	1,050	105
Simon Property Group †	2,480	392
Summit Hotel Properties †	15,700	149
Tetragon Financial Group	10,980	106
Texas Capital Bancshares *	5,000	224
Wells Fargo	2,480	85

		7,770

Health Care — 1.8%
Abbott Laboratories	4,070	267
Agilent Technologies	3,060	125
Air Methods	3,660	135
Alexion Pharmaceuticals *	2,170	204
Allergan	2,950	271
Analogic	1,150	85
ArthroCare	2,630	91
Astellas Pharma	3,640	163
Baxter International	2,260	151
BioMarin Pharmaceuticals	1,750	86
Bio-Rad Laboratories, Cl A *	280	29
Cooper, Cl A	1,560	144
Covidien	2,570	148
Cubist Pharmaceuticals	1,220	51
Cynosure, Cl A	4,320	104
Elan ADR *	5,480	56
Emeritus	2,140	53
Express Scripts Holding	4,940	267

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Gilead Sciences	1,330	$98
Health Net, Cl A	3,710	90
Incyte	2,120	35
Intuitive Surgical	190	93
McKesson	2,650	257
Medivation *	2,550	130
Momenta Pharmaceuticals *	4,460	53
Mylan Laboratories *	13,250	364
Neurocrine Biosciences *	3,990	30
Onyx Pharmaceuticals *	670	51
Optimer Pharmaceuticals	2,860	26
Pfizer	11,900	298
Prothena	114	1
PSS World Medical *	7,210	208
QLT	10,080	79
Roche Holding ADR	2,520	127
Salix Pharmaceuticals	2,660	108
Sarepta Therapeutics *	1,780	46
Shire	5,180	159
Shire ADR	4,300	396
Sirona Dental Systems, Cl A	1,050	68
Stada Arzneimittel	810	26
Synageva BioPharma, Cl A	550	26
Teva Pharmaceutical Industries ADR	13,100	489
United Therapeutics	2,450	131
Universal Health Services, Cl B	4,290	207
Vertex Pharmaceuticals	1,240	52
ViroPharma	4,370	100
Warner Chilcott, Cl A	5,070	61
Zimmer Holdings	3,100	207

		6,446

Industrials — 0.7%
Ametek	3,210	121
BE Aerospace	1,800	89
Boeing	2,190	165
CAI International *	12,350	271
Clean Harbors *	2,980	164
Cummins	1,440	156
Equifax	7,480	405
Honeywell International	4,650	295
Parker Hannifin, Cl A	1,130	96
Teleflex	1,800	128
United Technologies	2,020	166
Verisk Analytics, Cl A	4,000	204
Werner Enterprises	3,950	85

		2,345

Information Technology — 1.2%
Akamai Technologies *	4,580	187
Apple	835	445
Avago Technologies, Cl A	5,090	161
Bottomline Technologies	5,980	158
Broadcom, Cl A	3,550	118
Cavium	2,790	87
eBay *	8,940	456
EMC *	6,070	153
F5 Networks, Cl A *	460	45
Facebook, Cl A *	5,100	136

Description	Shares /Contracts	Market Value ($ Thousands)

Fidelity National Information Services, Cl B	8,120	$283
Fusion-io	6,930	159
Iron Mountain	4,530	141
Juniper Networks	5,520	109
Maxim Integrated Products	5,510	162
OSI Systems	820	52
Palo Alto Networks	3,600	193
Qualcomm	3,560	221
Salesforce.com *	530	89
ServiceNow *	2,440	73
TIBCO Software, Cl E	5,680	125
Ultimate Software Group	2,490	235
Visa, Cl A	3,580	543

		4,331

Materials — 0.3%
AuRico Gold	20,440	167
Cliffs Natural Resources	2,440	94
Eastman Chemical	2,220	151
Monsanto	4,960	470
Westlake Chemical	2,290	182
Yamana Gold	4,200	72

		1,136

Total Common Stock (Cost $25,538) ($ Thousands)		26,605

EXCHANGE TRADED FUND — 5.2%
Forward Long/Short Credit Analysis Fund	2,047,793	18,184

Total Exchange Traded Fund (Cost $18,079) ($ Thousands)		18,184

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060%**††	12,133,595	12,134

Total Cash Equivalent (Cost $12,134) ($ Thousands)		12,134

Total Investments — 97.7% (Cost $343,812) ($ Thousands) ‡‡		$342,685

PURCHASED OPTIONS*‡ — 0.0%
NiSource, Expires 01/19/13, Strike Price: $50.00	12	2
Nitto Denko, Expires 01/19/13, Strike Price: $55.00	37	1

Total Purchased Options (Cost $6) ($Thousands)		3

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.2)%
CurrencyShares Japanese Yen Trust	(370)	$(42)
iShares NASDAQ Biotechnology Index Fund	(1,990)	(273)
Market Vectors Pharmaceutical ETF	(2,670)	(106)
SPDR Health Care Select ETF	(10,870)	(434)

Total Exchange Traded Funds Sold Short (Proceeds $(865)) ($ Thousands)		(855)

COMMON STOCK SOLD SHORT — (5.2)%

Consumer Discretionary — (0.7)%
Ascena Retail Group	(2,420)	(45)
Chipotle Mexican Grill, Cl A	(250)	(74)
Daimler	(1,215)	(66)
LKQ *	(7,370)	(156)
Mattel	(4,470)	(164)
MDC Holdings	(2,630)	(97)
Nike, Cl B	(1,480)	(76)
Nordstrom	(3,630)	(194)
NVR	(250)	(230)
Panera Bread, Cl A	(430)	(68)
priceline.com *	(330)	(205)
Scripps Networks Interactive, Cl A	(1,610)	(93)
Target, Cl A	(7,110)	(421)
Tiffany	(1,160)	(67)
WABCO Holdings	(2,810)	(183)
Wolverine World Wide	(3,120)	(128)

		(2,267)

Consumer Staples — (0.2)%
Campbell Soup	(4,560)	(159)
Coca-Cola Enterprises	(2,720)	(86)
General Mills, Cl A	(3,830)	(155)
Kimberly-Clark	(1,930)	(163)
Monster Beverage	(1,110)	(59)

		(622)

Energy — (0.1)%
Baker Hughes	(2,910)	(119)
Chevron	(1,210)	(131)
Ultra Petroleum	(5,890)	(106)

		(356)

Financials — (1.4)%
Aon	(3,150)	(175)
Assurant	(4,190)	(145)
Banco Bradesco ADR	(10,320)	(179)
Banco Santander Chile ADR	(4,318)	(123)
Capital One Financial	(4,820)	(279)
Cincinnati Financial	(6,510)	(255)
City National	(4,710)	(233)
CME Group	(5,580)	(283)
Eaton Vance	(2,040)	(65)
Endurance Specialty Holdings	(3,440)	(137)
Equity Residential †	(1,760)	(100)
Greenhill	(2,200)	(114)

Description	Shares	Market Value ($ Thousands)

Grupo Financiero Banorte, Cl O	(9,960)	$(64)
Jones Lang LaSalle	(2,960)	(249)
LaSalle Hotel Properties †	(5,670)	(144)
Legg Mason	(5,530)	(142)
MSCI, Cl A *	(9,250)	(287)
Muenchener Rueckversicherungs	(1,990)	(357)
State Street	(3,750)	(176)
Svenska Handelsbanken, Cl A	(3,973)	(142)
T. Rowe Price Group	(2,630)	(171)
Tanger Factory Outlet Centers †	(15,780)	(540)
UDR †	(7,260)	(173)
Zions Bancorporation	(9,900)	(212)

		(4,745)

Health Care — (1.3)%
Amarin ADR	(4,460)	(36)
Amedisys	(1,970)	(22)
Arena Pharmaceuticals *	(9,800)	(88)
AstraZeneca ADR	(2,260)	(107)
AstraZeneca	(3,330)	(157)
ATHENAHEALTH	(420)	(31)
Becton Dickinson	(1,560)	(122)
C.R. Bard	(3,910)	(382)
Cardinal Health	(2,590)	(107)
Celgene, Cl A *	(1,450)	(114)
Chemed	(520)	(36)
Community Health Systems	(1,490)	(46)
Dentsply International	(7,400)	(293)
Edwards Lifesciences, Cl A *	(4,810)	(434)
Eisai	(1,760)	(73)
Eli Lilly	(1,740)	(86)
Endo Pharmaceuticals Holdings *	(2,310)	(61)
Gentiva Health Services	(1,740)	(17)
Greenway Medical Technologies	(2,600)	(40)
Henry Schein	(840)	(68)
Hologic	(3,180)	(64)
Impax Laboratories *	(2,120)	(43)
Johnson & Johnson	(2,430)	(170)
Kindred Healthcare *	(3,270)	(35)
Life Technologies	(1,330)	(65)
Merck	(2,070)	(85)
Mettler Toledo International	(530)	(102)
Myriad Genetics *	(1,560)	(43)
Neogen, Cl B	(1,110)	(50)
Novartis ADR	(7,650)	(484)
NPS Pharmaceuticals	(3,790)	(34)
Patterson	(2,820)	(97)
Quest Diagnostics	(3,910)	(228)
Quidel, Cl A	(2,600)	(66)
Select Medical Holdings	(3,560)	(34)
Smith & Nephew ADR	(770)	(43)
Stryker	(1,540)	(84)
Takeda Pharmaceutical	(1,610)	(72)
Tenet Healthcare *	(2,000)	(65)
UnitedHealth Group	(1,250)	(68)
Varian Medical Systems	(3,170)	(223)
Vivus	(1,610)	(22)
Vocera Communications	(1,900)	(48)
Waters	(520)	(45)

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

		$(4,590)

Industrials — (0.3)%
3M	(3,600)	(334)
CSX	(2,900)	(57)
Northrop Grumman	(960)	(65)
Rockwell Automation	(860)	(72)
Ryder System	(1,750)	(88)
Stericycle, Cl A *	(990)	(92)
TransDigm Group	(530)	(72)
Waste Connections	(4,910)	(166)

		(946)

Information Technology — (1.2)%
Advent Software *	(6,590)	(141)
ARM Holdings ADR	(6,210)	(235)
Baidu ADR *	(640)	(64)
Check Point Software Technologies	(3,680)	(175)
Concur Technologies *	(3,440)	(232)
Fiserv, Cl A	(6,500)	(514)
FleetCor Technologies	(3,820)	(205)
Infosys ADR	(8,190)	(347)
International Business Machines	(1,570)	(301)
Jack Henry & Associates	(8,890)	(349)
Lender Processing Services	(11,590)	(285)
LG Display ADR	(4,780)	(69)
Mastercard, Cl A	(810)	(398)
Nokia ADR	(12,110)	(48)
Paychex	(4,830)	(150)
Rackspace Hosting	(1,000)	(74)
Research In Motion	(3,350)	(40)
SanDisk	(1,000)	(44)
SAP ADR	(2,020)	(162)
Tech Data	(1,610)	(73)
Teradata	(1,410)	(87)
Texas Instruments	(2,310)	(72)
VeriSign	(1,960)	(76)

		(4,141)

Materials — (0.2)%
Alcoa	(6,660)	(58)
Compass Minerals International, Cl A	(2,280)	(170)
Mosaic	(3,160)	(179)
Newmont Mining	(3,770)	(175)
Praxair	(880)	(96)

		(678)

Total Common Stock Sold Short (Proceeds $(18,031)) ($ Thousands)		$(18,345)

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Credit Suisse Group Capital
4.000%, 03/29/13	$(9)	$(12)

Total Corporate Obligation (Proceeds ($9)) ($ Thousands)		(12)

Total Securities Sold Short (Proceeds $(18,905))($ Thousands)		$(19,212)

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/4/13-1/8/13	JPY	5,941	USD	69	$—

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Brown Brothers Harriman	(52)	52	$—
Goldman Sachs	(17)	17	—

			$—

Percentages are based on Net Assets of $350,822 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2012.

†	Real Estate Investment Trust.

††	Affiliated Investment.

‡	For the period ended December 31, 2012, the total amount of all open purchased options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

ADR — American Depositary Receipt

Cl — Class

JPY — Japanese Yen

USD — United States Dollar

‡‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $343,812 ($ Thousands), and the unrealized appreciation and depreciation were $2,723 ($ Thousands) and ($3,850) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31, 2012

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$285,762	$—	$—	$285,762
Common Stock	26,605	—	—	26,605
Exchange Traded Fund	18,184	—	—	18,184
Cash Equivalent	12,134	—	—	12,134

Total Investments in Securities	$342,685	$—	$—	$342,685

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(18,273)	$(72)	$—	$(18,345)
Exchange Traded Funds	(855)	—	—	(855)
Corporate Obligation	—	(12)	—	(12)

Total Securities Sold Short	$(19,128)	$(84)	$—	$(19,212)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$3	$—	$—	$3

Total Other Financial Instruments	$3	$—	$—	$3

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

SOVEREIGN DEBT — 25.2%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
2.250%, 04/15/13	EUR	1,540	$2,027
0.750%, 04/15/18	EUR	246	355
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/20 to 04/15/20	EUR	26,510	41,408
1.500%, 04/15/16 to 04/15/16	EUR	29,982	42,972
0.100%, 04/15/23	EUR	833	1,155
France Government Bond
1.100%, 07/25/22	EUR	829	1,202
France Government Bond OAT
2.250%, 07/25/20	EUR	532	835
1.800%, 07/25/40	EUR	914	1,546
1.600%, 07/25/15 to 07/25/15	EUR	38,060	53,978
1.300%, 07/25/19	EUR	344	512
1.100%, 07/25/22	EUR	20,966	30,399
French Treasury Note
2.350%, 09/15/35	EUR	855	1,121
2.100%, 07/25/23	EUR	846	1,346
1.850%, 07/25/27	EUR	569	951
0.450%, 07/25/16	EUR	680	992
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23	EUR	1,096	1,372
2.350%, 09/15/19	EUR	849	1,110
2.150%, 09/15/14	EUR	1,052	1,420
2.100%, 09/15/16	EUR	541	722
United Kingdom GILT Inflation Linked
2.500%, 08/16/13 to 04/16/20	GBP	624	3,229
2.000%, 01/26/35		532	1,758
1.875%, 11/22/22 to 11/22/22	GBP	29,164	60,958
1.250%, 11/22/27 to 11/22/55	GBP	2,104	4,507
1.125%, 11/22/37	GBP	454	946
0.625%, 03/22/40 to 11/22/42	GBP	1,441	2,734
0.375%, 03/22/62	GBP	305	564
0.125%, 03/22/44	GBP	1,215	1,978
Canada Government International Bond
2.375%, 09/10/14	CAD	500	518
0.875%, 02/14/17	CAD	1,200	1,210
Development Bank of Japan
5.125%, 02/01/17	JPY	200	233
Export Development Canada
1.500%, 05/15/14	CAD	500	508
KFW
3.500%, 03/10/14	EUR	1,250	1,297
Province of British Columbia
2.000%, 10/23/22	CAD	750	739

Description	Face Amount (Thousands) (1) / Shares		Market Value ($ Thousands)

Province of Ontario Canada
0.950%, 05/26/15	CAD	250	$253

Total Sovereign Debt (Cost $255,958) ($ Thousands)			266,855

COMMON STOCK — 4.2%

Consumer Discretionary — 0.4%
Amazon.com, Cl A		210	53
AMC Networks, Cl A		2,574	120
Apollo Group, Cl A		1,739	36
Autonation *		1,481	59
Autozone *		173	61
Bed Bath & Beyond		871	49
Best Buy		2,789	33
Big Lots		1,646	47
BorgWarner		749	54
Cablevision Systems, Cl A		2,692	40
Carmax		1,750	66
Carnival		1,100	40
Chipotle Mexican Grill, Cl A		191	57
Coach		821	46
Comcast, Cl A		1,635	61
Darden Restaurants		1,212	54
DIRECTV *		1,160	58
Discovery Communications, Cl A		968	62
Dollar Tree		1,222	50
DR Horton		2,237	44
Family Dollar Stores		827	52
Ford Motor		5,980	77
Fossil, Cl A		484	45
GameStop, Cl A		2,362	59
Gannett		2,845	51
Gap		1,346	42
Genuine Parts		840	53
Goodyear Tire & Rubber		3,113	43
H&R Block		4,943	92
Harley-Davidson, Cl A		750	37
Harman International Industries, Cl A		925	42
Hasbro		1,448	52
Home Depot		949	59
International Game Technology		1,882	27
J.C. Penney		1,558	31
Johnson Controls		1,798	55
Kohl’s		1,084	47
Leggett & Platt		2,764	75
Lennar, Cl A		590	23
Limited Brands		1,100	52
Lowe’s		1,747	62
Macy’s		1,140	44
Marriott International, Cl A		1,390	52
Mattel		1,486	54
McDonald’s		711	63
McGraw-Hill		1,029	56
Newell Rubbermaid, Cl B		2,764	62
News, Cl A		2,071	53
Nike, Cl B		1,076	55
Nordstrom		882	47
Omnicom Group		1,019	51
O’Reilly Automotive		644	57
priceline.com *		94	58

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

PulteGroup	1,493	$27
Ralph Lauren, Cl A	318	48
Ross Stores	730	39
Scripps Networks Interactive, Cl A	899	52
Snap-on	825	65
Staples	5,184	59
Starbucks	1,059	57
Target, Cl A	839	50
Tiffany	835	48
Time Warner	1,564	75
Time Warner Cable, Cl A	597	58
TJX	1,183	50
TripAdvisor	1,614	68
Urban Outfitters	1,312	52
VF	337	51
Viacom, Cl B	1,140	60
Walt Disney	926	46
Washington Post, Cl B	157	57
Whirlpool	206	21
Wyndham Worldwide	853	45
Wynn Resorts	479	54
Yum! Brands	892	59

		3,959

Consumer Staples — 0.6%
Altria Group	3,188	100
Archer-Daniels-Midland	5,305	145
Avon Products	7,031	101
Beam	1,964	120
Brown-Forman, Cl B	1,857	117
Campbell Soup	4,050	141
Clorox	2,840	208
Coca-Cola	3,925	142
Coca-Cola Enterprises	4,535	144
Colgate-Palmolive	1,381	144
ConAgra Foods	6,251	184
Constellation Brands, Cl A *	3,236	115
Costco Wholesale	1,330	132
CVS Caremark	3,136	152
Dean Foods *	6,359	105
Dr Pepper Snapple Group	3,147	139
Estee Lauder, Cl A	2,334	140
General Mills, Cl A	4,345	176
Hershey	2,299	166
HJ Heinz	2,607	150
Hormel Foods	7,064	220
JM Smucker	2,116	183
Kellogg	3,288	184
Kimberly-Clark	1,728	146
Kraft Foods	3,751	171
Kroger	5,775	150
Lorillard	1,343	157
McCormick	2,722	173
Mead Johnson Nutrition, Cl A	2,049	135
Molson Coors Brewing, Cl B	3,422	146
Monster Beverage	1,788	95
PepsiCo	1,946	133
Philip Morris International	1,777	149
Procter & Gamble	2,246	153
Reynolds American	4,494	186
Safeway	6,783	123
SYSCO, Cl A	5,569	176

Description	Shares	Market Value ($ Thousands)

Tyson Foods, Cl A	3,978	$77
Walgreen	3,817	141
Wal-Mart Stores	1,615	110
Whole Foods Market	1,676	153

		5,982

Energy — 0.3%
Anadarko Petroleum, Cl A	1,228	91
Apache	900	71
Baker Hughes	1,842	75
Cabot Oil & Gas	2,082	104
Cameron International	1,419	80
Chesapeake Energy	3,960	66
Chevron	1,007	109
ConocoPhillips	1,874	109
Consol Energy	2,205	71
Denbury Resources	4,420	72
Devon Energy	1,312	68
Diamond Offshore Drilling	1,139	77
EOG Resources	719	87
EQT	1,864	110
Exxon Mobil	1,276	110
FMC Technologies *	1,871	80
Halliburton	2,519	87
Helmerich & Payne	1,459	82
Hess	1,476	78
Kinder Morgan	2,406	85
Marathon Oil	2,995	92
Marathon Petroleum	1,863	117
Murphy Oil	1,713	102
National Oilwell Varco, Cl A	979	67
Newfield Exploration	2,581	69
Noble	2,036	71
Noble Energy	969	99
Occidental Petroleum	1,154	88
Olam Interantional	9,077	0
Olam International	4,698	0
Peabody Energy	2,384	63
Phillips 66	1,589	84
Pioneer Natural Resources	787	84
QEP Resources	2,701	82
Range Resources	1,288	81
Schlumberger, Cl A	1,075	75
Southwestern Energy, Cl A	2,367	79
Spectra Energy	4,068	111
Tesoro	2,021	89
Valero Energy	2,734	93
Williams	3,163	103
WPX Energy	6,300	94

		3,455

Financials — 0.3%
ACE	744	59
Aflac	1,061	56
Allstate	1,420	57
American Express	700	40
American International Group *	1,536	54
American Tower, Cl A †	1,028	79
Ameriprise Financial	933	58
Aon	1,040	58
Assurant	1,499	52
AvalonBay Communities †	370	50
BB&T	1,475	43

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Berkshire Hathaway, Cl B	656	$59
BlackRock	320	66
Boston Properties †	488	52
Capital One Financial	700	41
Charles Schwab	3,688	53
Chubb	987	74
Cincinnati Financial	1,477	58
Citigroup	888	35
CME Group	1,236	63
Comerica	1,660	50
Discover Financial Services	1,159	45
Equity Residential †	941	53
Federated Investors, Cl B	2,220	45
First Horizon National	5,055	50
Franklin Resources	417	52
Goldman Sachs Group	456	58
Hartford Financial Services Group	2,758	62
HCP †	1,029	47
Health Care †	867	53
Host Hotels & Resorts †	3,192	50
Hudson City Bancorp, Cl A	6,688	54
Huntington Bancshares	8,297	53
IntercontinentalExchange	418	52
Invesco	1,859	49
Keycorp	6,046	51
Kimco Realty †	2,593	50
Legg Mason	2,144	55
Leucadia National	2,164	51
Loews	1,576	64
M&T Bank	649	64
Marsh & McLennan	2,416	83
Moody’s	1,150	58
NASDAQ OMX Group, Cl A	2,397	60
Northern Trust	1,195	60
NYSE Euronext	1,971	62
People’s United Financial	5,132	62
Plum Creek Timber †	1,119	50
PNC Financial Services Group	887	52
Progressive	2,974	63
ProLogis †	1,370	50
Prudential Financial	1,193	64
Public Storage †	482	70
Regions Financial	5,802	41
SBI Holdings	3,600	32
SLM	3,410	58
State Street	1,183	56
SunTrust Banks	1,338	38
T. Rowe Price Group	868	57
Torchmark, Cl A	975	51
Travelers	849	61
US Bancorp	1,627	52
Ventas †	761	49
Vornado Realty Trust †	658	53
Wells Fargo	1,755	60
Weyerhaeuser †	1,863	52
XL Group, Cl A	2,656	67

		3,676

Health Care — 0.5%
Abbott Laboratories	1,820	119
Aetna, Cl A	2,461	114
Agilent Technologies	1,940	79

Description	Shares	Market Value ($ Thousands)

Alexion Pharmaceuticals *	852	$80
Allergan	1,152	106
AmerisourceBergen	2,680	116
Amgen, Cl A	1,258	109
Baxter International	1,766	118
Becton Dickinson	1,401	109
Biogen Idec	733	107
Boston Scientific *	17,432	100
Bristol-Myers Squibb	3,457	113
C.R. Bard	1,009	99
Cardinal Health	2,291	94
CareFusion *	3,738	107
Celgene, Cl A *	1,455	115
Cerner	1,484	115
Cigna	2,197	118
Coventry Health Care	1,546	69
DaVita HealthCare Partners *	907	100
Dentsply International	2,500	99
Edwards Lifesciences, Cl A *	1,030	93
Eli Lilly	2,783	137
Express Scripts Holding	1,303	70
Forest Laboratories, Cl A	2,885	102
Gilead Sciences	968	71
Hospira	2,090	65
Humana	1,442	99
Intuitive Surgical	186	91
Johnson & Johnson	1,072	75
Laboratory Corp of America Holdings *	1,217	105
Life Technologies	2,190	108
McKesson	1,213	118
Medtronic	2,624	108
Merck	2,621	107
Mylan Laboratories *	4,057	112
Patterson	3,605	123
PerkinElmer	1,796	57
Perrigo	1,019	106
Pfizer	4,762	119
Quest Diagnostics	1,743	102
Quidel, Cl A	7,826	199
St. Jude Medical	2,437	88
Stryker	1,985	109
Tenet Healthcare *	768	25
Thermo Fisher Scientific	1,490	95
UnitedHealth Group	1,892	103
Varian Medical Systems	1,696	119
Waters	1,268	110
Watson Pharmaceuticals	1,291	111
WellPoint	1,548	94
Zimmer Holdings	1,580	105

		5,312

Industrials — 0.4%
3M	726	68
Avery Dennison	2,325	81
Boeing	941	71
C.H. Robinson Worldwide	1,277	81
Caterpillar, Cl A	615	55
Cintas	1,538	63
CSX	2,876	57
Cummins	574	62
Danaher, Cl A	1,254	70
Deere	725	63

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Dover	1,065	$70
Dun & Bradstreet	901	71
Eaton PLC	294	16
Emerson Electric	1,518	80
Equifax	1,396	75
Expeditors International of Washington	1,894	75
Fastenal, Cl A	1,456	68
FedEx	744	68
Flowserve	424	62
Fluor	1,258	74
General Dynamics	1,129	78
General Electric	3,141	66
Honeywell International	1,077	69
Illinois Tool Works	945	57
Jacobs Engineering Group *	1,636	69
Joy Global	916	58
L-3 Communications Holdings	901	69
Lockheed Martin	749	69
Masco	888	15
Norfolk Southern	909	56
Northrop Grumman	1,025	69
PACCAR	1,498	68
Pall	1,187	72
Parker Hannifin, Cl A	653	56
Pentair	279	14
Pitney Bowes	10,297	110
Precision Castparts	428	81
Quanta Services *	2,414	66
Raytheon	1,181	68
Republic Services	3,418	100
Robert Half International	2,824	90
Rockwell Automation	815	69
Rockwell Collins	1,396	81
Roper Industries	566	63
RR Donnelley & Sons	5,437	49
Ryanair Holdings ADR	2,000	69
Ryder System	1,399	70
Southwest Airlines, Cl A	8,061	83
Stanley Black & Decker	854	63
Stericycle, Cl A *	1,126	105
Textron	1,911	47
Union Pacific	568	71
United Parcel Service, Cl B	932	69
United Technologies	906	75
Waste Management	2,460	83
WW Grainger	352	71
Xylem	1,841	50

		3,848

Information Technology — 0.4%
Adobe Systems	1,897	71
Advanced Micro Devices	13,172	32
Akamai Technologies *	1,436	58
Altera	1,450	50
Amphenol, Cl A	891	58
Analog Devices	1,415	59
Apple	164	87
Applied Materials	4,859	56
Autodesk, Cl A	1,679	59
Automatic Data Processing	1,205	69
BMC Software	1,276	51
Broadcom, Cl A	1,628	54

Description	Shares	Market Value ($ Thousands)

CA	2,697	$59
Cisco Systems	3,190	63
Citrix Systems	761	50
Cognizant Technology Solutions, Cl A *	1,021	76
Computer Sciences	1,829	73
Corning, Cl B	3,400	43
Dell	5,156	52
eBay *	1,313	67
Electronic Arts *	3,677	53
EMC *	2,540	64
F5 Networks, Cl A *	557	54
Fidelity National Information Services, Cl B	1,868	65
First Solar *	1,438	44
Fiserv, Cl A	858	68
Flir Systems	2,420	54
Google, Cl A *	100	71
Harris	1,195	58
Hewlett-Packard	2,741	39
Intel	2,316	48
International Business Machines	351	67
Intuit	1,158	69
Iron Mountain	2,432	76
Jabil Circuit	2,109	41
JDS Uniphase	5,294	72
Kla-Tencor	1,029	49
Lam Research *	2,123	77
Linear Technology	1,618	55
LSI Logic	6,223	44
Mastercard, Cl A	146	72
Microchip Technology	1,617	53
Microsoft	2,162	58
Molex	2,060	56
Motorola Solutions	1,397	78
NetApp *	535	18
Nvidia	4,230	52
Oracle, Cl B	2,124	71
Paychex	2,096	65
Qualcomm	1,313	81
Red Hat	1,003	53
SAIC	5,161	58
Salesforce.com *	385	65
SanDisk	1,210	53
Seagate Technology	1,869	57
Symantec, Cl A	3,276	62
TE Connectivity	1,887	70
Teradata	1,297	80
Teradyne	3,211	54
Texas Instruments	1,935	60
Total System Services	2,623	56
VeriSign	1,285	50
Visa, Cl A	495	75
Western Digital	1,193	51
Western Union	3,461	47
Xerox	7,571	52
Xilinx	1,704	61
Yahoo!	4,262	85

		4,048

Materials — 0.3%
Air Products & Chemicals	1,634	137
Airgas	1,517	139

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Alcoa	10,220	$89
Allegheny Technologies	2,668	81
Ball	2,868	128
Bemis	3,331	112
CF Industries Holdings	537	109
Cliffs Natural Resources	2,339	90
Dow Chemical, Cl A	2,927	95
E.I. Du Pont de Nemours	1,930	87
Eastman Chemical	372	25
Ecolab	1,926	139
FMC	2,241	131
Freeport-McMoRan Copper & Gold, Cl B	2,651	91
International Flavors & Fragrances	2,199	146
International Paper	2,839	113
LyondellBasell Industries, Cl A	1,101	63
MeadWestvaco	3,664	117
Monsanto	1,556	147
Mosaic	1,880	106
Newmont Mining	3,501	163
Nucor	2,972	128
Owens-Illinois	5,285	112
PPG Industries	1,203	163
Praxair	1,319	144
Sealed Air	4,004	70
Sherwin-Williams, Cl A	699	108
Sigma-Aldrich	2,062	152
United States Steel	2,734	65
Vulcan Materials	1,120	58

		3,308

Telecommunication Services — 0.4%
AT&T	20,613	695
CenturyTel	21,071	824
Crown Castle International	7,292	526
Frontier Communications	105,942	453
MetroPCS Communications	32,043	319
Sprint Nextel *	51,203	290
Verizon Communications	16,358	708
Windstream	64,954	538

		4,353

Utilities — 0.6%
AES	15,830	169
AGL Resources	5,139	205
Ameren	6,576	202
American Electric Power	5,133	219
Centerpoint Energy	11,764	226
CMS Energy	8,716	213
Consolidated Edison	3,371	187
Dominion Resources	4,110	213
DTE Energy	3,292	198
Duke Energy	3,342	213
Edison International	4,613	208
Entergy	3,028	193
Exelon	8,391	250
FirstEnergy	4,658	195
Integrys Energy Group	4,163	217
NextEra Energy	3,278	227
NiSource	8,273	206
Northeast Utilities	6,388	250
NRG Energy	6,727	155

Description	Shares	Market Value ($ Thousands)

Oneok	5,320	$228
Pepco Holdings	10,729	210
PG&E	4,858	195
Pinnacle West Capital	4,026	205
PPL	6,540	187
Public Service Enterprise Group	8,057	247
SCANA	6,484	296
Sempra Energy	2,909	206
Southern	7,384	316
TECO Energy	13,122	220
Wisconsin Energy	8,255	304
Xcel Energy	9,995	267

		6,827

Total Common Stock (Cost $43,868) ($ Thousands)		44,768

FOREIGN COMMON STOCK — 3.8%

Australia — 0.2%
AGL Energy	7,537	120
APA Group	20,222	116
Asciano	9,247	45
Aurizon Holdings	14,446	56
BHP Billiton	934	36
Brambles	3,731	29
Caltex Australia	2,679	53
CFS Retail Property Trust Group †	17,960	36
Coca-Cola Amatil	6,171	86
Cochlear	948	78
Computershare	15,820	148
Crown	5,980	66
CSL	2,581	145
Echo Entertainment Group	14,750	53
Insurance Australia Group	7,664	37
Metcash, Cl A	17,072	59
Origin Energy	6,090	74
Qantas Airways	27,446	43
Ramsay Health Care	4,727	134
Santos	5,343	62
Sonic Healthcare	6,780	94
SP AusNet, Cl Miscellaneous	122,879	142
Tabcorp Holdings	16,759	53
Tatts Group	26,867	84
Telstra, Cl B	40,064	182
Toll Holdings	6,200	29
Transurban Group	5,588	35
Wesfarmers	1,494	57
Westfield Group †	3,250	35
Woodside Petroleum	1,375	48
Woolworths	3,001	91

		2,326

Austria — 0.1%
Andritz	1,380	88
Erste Group Bank	1,783	56
OMV	2,820	102
Telekom Austria	11,739	89
Verbund	5,608	139
Vienna Insurance Group Wiener Versicherung Gruppe	974	52

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Voestalpine	2,043	$74

		600

Belgium — 0.1%
Anheuser-Busch InBev	707	61
Belgacom	2,836	83
Colruyt	3,826	189
Delhaize Group	1,729	69
KBC Groep	1,237	43
Solvay	545	78
Telenet Group Holding	1,929	91
UCB, Cl A	2,678	153
Umicore	1,573	86

		853

Bermuda — 0.0%
Nabors Industries	3,968	57
Seadrill	1,310	48

		105

Canada — 0.3%
Agnico-Eagle Mines (A)	517	27
Alimentation Couche Tard, Cl B	1,403	69
Bank of Montreal	535	33
Bank of Nova Scotia, Cl C	668	39
Barrick Gold	750	26
BCE	3,420	146
Bell Aliant	4,261	113
CAE	3,370	34
Cameco	1,287	25
Canadian National Railway	534	48
Canadian Pacific Railway	510	52
Canadian Tire, Cl A	691	48
Canadian Utilities, Cl A	2,470	178
Catamaran	5,018	236
Cenovus Energy	1,416	47
CGI Group, Cl A *	8,949	206
CI Financial	1,126	28
Crescent Point Energy, Cl F	685	26
Empire, Cl A	922	54
Enerplus	1,995	26
Finning International	1,508	37
Fortis, Cl Common Subscription Receipt	5,621	193
Franco-Nevada	472	27
George Weston	1,379	98
Gildan Activewear	1,192	43
Husky Energy	1,708	51
IAMGOLD	1,514	18
Intact Financial, Cl Common Subscription Receipt	300	19
Loblaw	1,424	60
Magna International, Cl A	1,023	51
Metro, Cl A	831	53
National Bank of Canada	329	25
Open Text *	2,126	119
Research In Motion *	6,342	75
RioCan †	971	27
Ritchie Bros Auctioneers, Cl B	2,062	43
Rogers Communications, Cl B	1,908	87
Saputo	1,119	57
Shaw Communications, Cl B	4,071	94

Description	Shares	Market Value ($ Thousands)

Shoppers Drug Mart, Cl B	995	$43
Silver Wheaton, Cl H	907	33
SNC-Lavalin Group	961	39
TELUS, Cl A	1,511	98
Thomson Reuters, Cl B	1,875	54
Tim Hortons	1,738	85
Toronto-Dominion Bank	372	31
TransAlta	8,569	130
Valeant Pharmaceuticals International	2,357	141
Vermilion Energy	783	41

		3,333

Cayman Islands — 0.0%
Sands China	10,800	47

Denmark — 0.1%
AP Moeller - Maersk, Cl B	9	68
AP Moeller - Maersk, Cl A	9	63
Carlsberg, Cl B	863	85
Coloplast, Cl B	4,395	215
Danske Bank *	2,438	41
Novo Nordisk, Cl B	833	135
Novozymes, Cl B	4,673	131
TDC	16,097	114
Tryg	1,050	79
William Demant Holding	1,059	91

		1,022

Finland — 0.1%
Elisa	5,193	114
Fortum	6,658	124
Kesko, Cl B	3,330	109
Kone, Cl B	772	57
Neste Oil	6,929	89
Nokia	36,468	141
Nokian Renkaat	1,678	67
Orion, Cl B	6,940	203
Sampo, Cl A	1,991	64
Stora Enso, Cl R	8,191	57
UPM-Kymmene, Cl V	4,939	57
Wartsila OYJ Abp	1,289	55

		1,137

France — 0.2%
Accor	875	31
Aeroports de Paris, Cl A	373	29
Air Liquide	459	58
Arkema	483	50
AtoS	855	60
Bureau Veritas	225	25
Capital Gemini	1,281	55
Carrefour	1,886	48
Casino Guichard Perrachon	507	48
Christian Dior, Cl B	255	43
Cie Generale de Geophysique - Veritas, Cl Trust Unit	1,774	53
Cie Generale d’Optique Essilor International	1,564	157
CNP Assurances	1,903	29
Danone	624	41
Dassault Systemes	711	79
Electricite de France	4,008	74
Eutelsat Communications	893	30

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Fonciere Des Regions †	434	$36
France Telecom	10,929	120
GDF Suez	2,949	61
Gemalto	756	68
Groupe Eurotunnel	4,624	35
ICADE †	347	31
Iliad	495	85
Klepierre †	731	29
L’Oreal	335	46
LVMH Moet Hennessy Louis Vuitton	241	44
Pernod-Ricard	333	38
Peugeot	3,248	23
Sanofi	1,412	133
Schneider Electric	577	42
Technip	584	67
Thales, Cl A	738	26
Total	1,483	76
Unibail-Rodamco †	139	33
Veolia Environnement	3,898	47
Vinci	1,013	48
Vivendi	3,157	71

		2,069

Germany — 0.2%
Allianz	347	48
Bayer	703	67
Beiersdorf	629	51
Brenntag	381	50
Celesio	2,792	48
Deutsche Bank	1,026	45
Deutsche Boerse	557	34
Deutsche Telekom	11,595	131
E.ON	3,987	74
Fraport Frankfurt Airport Services Worldwide	761	44
Fresenius	614	71
Fresenius Medical Care	1,080	75
Hannover Rueckversicherung	619	48
Henkel & KGaA	793	54
Infineon Technologies	6,667	54
Kabel Deutschland Holding	958	71
MAN	398	42
Merck KGaA	517	68
Metro	1,246	34
Muenchener Rueckversicherungs	274	49
RWE	2,372	98
SAP	1,462	117
Siemens	424	46
Suedzucker	1,486	61
ThyssenKrupp	1,732	41
United Internet	4,008	86
Volkswagen	135	29

		1,636

Greece — 0.0%
Coca Cola Hellenic Bottling	4,709	110
OPAP	9,368	67

		177

Hong Kong — 0.2%
AIA Group	10,800	42

Description	Shares	Market Value ($ Thousands)

ASM Pacific Technology	7,500	$91
Cathay Pacific Airways	27,000	50
Cheung Kong Infrastructure Holdings	67,000	411
CLP Holdings, Cl B	41,500	347
Genting Singapore	45,000	51
HKT Trust	94,000	92
Hong Kong & China Gas	72,000	196
Hopewell Holdings	16,500	71
Hutchison Whampoa	5,000	52
Li & Fung	22,000	39
Link †	10,500	52
MGM China Holdings	17,600	32
MTR	13,000	51
NWS Holdings	19,000	32
PCCW	396,000	174
Power Assets Holdings	58,512	500
Shangri-La Asia	16,000	32
SJM Holdings	12,000	28
Wing Hang Bank	3,500	37
Yue Yuen Industrial Holdings	13,000	43

		2,423

Ireland — 0.1%
Accenture, Cl A	1,785	119
Covidien	1,899	110
CRH	5,508	111
Elan	12,629	130
Ingersoll-Rand	1,075	51
Kerry Group, Cl A	3,404	180
Prothena	308	2

		703

Israel — 0.1%
Bank Hapoalim	9,043	39
Bezeq The Israeli Telecommunication	120,783	138
Delek Group	450	105
Israel	81	53
Israel Chemicals	5,016	60
Mellanox Technologies	1,993	120
Mizrahi Tefahot Bank *	6,105	63
NICE Systems	3,658	121
Teva Pharmaceutical Industries	6,355	236

		935

Italy — 0.1%
Assicurazioni Generali	2,134	39
Atlantia	3,095	56
Enel	24,822	103
Enel Green Power	35,539	66
Eni	3,019	73
Fiat Industrial	5,980	65
Finmeccanica	7,633	44
Luxottica Group	1,251	51
Pirelli & C.	3,530	40
Prysmian	2,952	58
Saipem	1,268	49
Snam Rete Gas	25,202	117
Telecom Italia	166,772	140
Terna Rete Elettrica Nazionale	28,255	112

		1,013

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Japan — 0.9%
ABC-Mart, Cl H	1,600	$70
Acom	2,000	57
Aeon, Cl H	2,700	31
Aeon Credit Service	500	10
Air Water	2,000	26
Ajinomoto	5,000	66
Alfresa Holdings	2,200	86
All Nippon Airways	50,000	105
Asahi Group Holdings	1,900	40
Asahi Kasei	4,000	23
Astellas Pharma	1,000	45
Bank of Kyoto	3,000	25
Bank of Yokohama	4,000	19
Benesse, Cl A	600	25
Bridgestone	800	21
Canon	600	23
Central Japan Railway	400	32
Chiba Bank, Cl B	3,000	17
Chubu Electric Power	8,600	114
Chugai Pharmaceutical	2,500	48
Chugoku Bank	3,000	42
Chugoku Electric Power	14,700	230
Citizen Holdings	3,600	19
Coca-Cola West	2,500	39
Cosmo Oil	39,000	86
Daicel	3,000	20
Daiichi Sankyo	3,000	46
Dainippon Sumitomo Pharma	9,100	109
Daito Trust Construction	200	19
Daiwa House Industry	1,000	17
Dentsu	700	19
East Japan Railway	400	26
Eisai	1,000	42
Electric Power Development	6,100	144
FamilyMart, Cl H	1,100	45
Fast Retailing	100	25
FUJIFILM Holdings	1,500	30
Fukuoka Financial Group	5,000	20
Hachijuni Bank	5,000	25
Hakuhodo DY Holdings	310	20
Hamamatsu Photonics	700	25
Hankyu Hanshin Holdings	7,000	36
Hirose Electric	200	24
Hisamitsu Pharmaceutical	1,500	74
Hitachi	4,000	23
Hitachi High-Technologies	700	14
Hitachi Metals	2,000	17
Hokkaido Electric Power	22,000	266
Hokuriku Electric Power	19,000	225
Hoya	1,000	20
Idemitsu Kosan	900	78
Inpex	9	48
Isetan Mitsukoshi Holdings	1,800	18
Itochu Techno-Solutions	900	37
Iyo Bank	6,000	47
J Front Retailing	4,000	22
Japan Petroleum Exploration	1,400	49
Japan Prime Realty Investment, Cl A †	6	17
Japan Real Estate Investment †	4	40

Description	Shares	Market Value ($ Thousands)

Japan Retail Fund Investment, Cl A †	11	$20
Japan Tobacco	1,200	34
Joyo Bank	5,000	24
Jupiter Telecommunications	21	26
JX Holdings	13,100	73
Kamigumi	3,000	24
Kaneka	4,000	20
Kansai Electric Power	20,900	219
Kansai Paint	3,000	32
Kao	1,500	39
KDDI	1,600	113
Keikyu	12,000	106
Keio	4,000	30
Keisei Electric Railway	2,000	17
Keyence	100	28
Kikkoman	3,000	43
Kinden	3,000	20
Kintetsu	15,000	61
Kirin Holdings	3,000	35
Kuraray	2,000	26
Kyocera	300	27
Kyowa Hakko Kirin	3,000	29
Kyushu Electric Power	20,300	231
Lawson	2,500	170
LIXIL Group	800	18
M3	33	53
Maruichi Steel Tube	1,300	30
McDonald’s Holdings Japan	3,900	103
Medipal Holdings	6,000	66
MEIJI Holdings	1,100	47
Miraca Holdings	1,800	72
Mitsubishi Chemical Holdings, Cl B	5,000	25
Mitsubishi Motors	20,000	21
Mitsubishi Tanabe Pharma	3,800	49
Mitsui Chemicals	9,000	23
Murata Manufacturing	500	29
Namco Bandai Holdings	1,100	14
NEC	12,000	25
NGK Spark Plug	2,000	26
Nintendo	200	21
Nippon Building Fund †	2	21
Nippon Electric Glass	4,000	22
Nippon Express	5,000	21
Nippon Meat Packers	3,000	41
Nippon Paper Group	2,500	35
Nippon Steel & Sumitomo Metal	18,555	45
Nippon Telegraph & Telephone	3,200	134
Nishi-Nippon City Bank	8,000	20
Nisshin Seifun Group	3,500	44
Nissin Food Products	1,700	64
Nitori Holdings	1,050	77
NOK	1,100	17
Nomura Real Estate Office Fund, Cl A †	3	17
Nomura Research Institute	1,800	37
NTT Data	8	25
NTT DOCOMO	129	185
Odakyu Electric Railway	3,000	31
Oji Holdings	10,000	34
Olympus	2,000	39

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Omron, Cl JP	1,200	$29
Ono Pharmaceutical	1,000	51
Oracle Japan	700	29
Oriental Land	1,700	206
Osaka Gas	40,000	145
Otsuka	400	30
Otsuka Holdings	10,500	296
Rakuten	1,900	15
Resona Holdings	11,900	54
Ricoh	2,000	21
Rinnai	600	40
Rohm	800	26
Sankyo	600	24
Sanrio	500	16
Santen Pharmaceutical	2,000	77
Sega Sammy Holdings	900	15
Sekisui Chemical	3,000	26
Sekisui House	2,000	22
Seven & I Holdings	1,400	39
Seven Bank	37,400	98
Shikoku Electric Power	16,500	262
Shimadzu	4,000	27
Shimamura	200	19
Shimizu	6,000	22
Shin-Etsu Chemical, Cl A	400	24
Shionogi	2,100	35
Shiseido	3,100	44
Showa Denko	11,000	17
Showa Shell Sekiyu	17,200	97
Softbank	1,600	58
Square Enix Holdings	1,400	18
Sumitomo	1,400	18
Sumitomo Rubber Industries	1,500	18
Suruga Bank	2,000	24
Suzuken	1,900	53
Sysmex	1,000	46
Taisei	7,000	23
Taisho Pharmaceutical Holdings	500	34
Taiyo Nippon Sanso	4,000	23
Takashimaya	3,000	21
Takeda Pharmaceutical	1,200	53
Teijin	10,000	25
Terumo	800	31
Tobu Railway	7,000	37
Toho	1,600	28
Toho Gas	38,000	204
Tohoku Electric Power	17,600	164
Tokyo Electric Power	39,600	94
Tokyo Gas	43,000	196
Tokyu	4,000	22
TonenGeneral Sekiyu	22,000	190
Toray Industries	4,000	24
TOTO	2,000	15
Toyo Seikan Kaisha	1,900	25
Toyo Suisan Kaisha	3,000	80
Toyota Industries	700	22
Toyota Motor	500	23
Tsumura	1,600	48
Ube Industries	8,000	19
Unicharm	1,500	78
USS	170	18
West Japan Railway	700	28

Description	Shares	Market Value ($ Thousands)

Yahoo Japan	124	$40
Yakult Honsha	1,000	44
Yamaguchi Financial Group	2,000	18
Yamato Holdings	1,400	21
Yamato Kogyo	600	17
Yamazaki Baking	14,000	156

		9,826

Jersey — 0.0%
Petrofac	1,826	48
WPP	2,771	40

		88

Luxembourg — 0.0%
ArcelorMittal	3,162	54
Millicom International Cellular	574	50
Subsea 7	2,038	48
Tenaris	2,393	49

		201

Netherlands — 0.1%
Aegon	7,219	46
Akzo Nobel	1,034	68
ASML Holding	1,523	96
Corio †	1,083	49
Delta Lloyd	3,298	54
Fugro	1,155	68
Heineken	867	58
ING Groep	766	7
Koninklijke Ahold	4,613	62
Koninklijke DSM	1,235	74
Koninklijke Vopak	605	42
QIAGEN	3,735	68
Reed Elsevier	7,150	105
Royal KPN	36,239	178
STMicroelectronics	7,564	53
TNT Express	3,349	37
Unilever	1,514	58
Wolters Kluwer	4,314	88
Ziggo	1,943	63

		1,274

New Zealand — 0.1%
Auckland International Airport	55,944	123
Contact Energy	38,507	165
Fletcher Building	20,746	144
Sky City Entertainment Group	30,711	96
Telecom Corp of New Zealand	89,948	169

		697

Norway — 0.0%
DNB, Cl A	4,057	51
Gjensidige Forsikring	3,894	56
Norsk Hydro	16,404	82
Orkla	8,472	74
Statoil	2,091	52
Telenor	4,097	83

		398

Portugal — 0.1%
Banco Espirito Santo	50,830	60
EDP - Energias de Portugal	63,098	191
Galp Energia SGPS	6,993	108
Jeronimo Martins SGPS	5,413	104
Portugal Telecom SGPS	21,248	105

		568

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

Singapore — 0.1%
CapitaLand	12,000	$36
CapitaMalls Asia	23,000	37
DBS Group Holdings	3,000	37
Global Logistic Properties	17,000	39
Golden Agri-Resources	97,000	52
Hutchison Port Holdings, Cl U	59,000	47
Jardine Cycle & Carriage	1,000	39
Olam International	29,000	37
Oversea-Chinese Banking	4,000	32
SembCorp Marine	6,000	23
Singapore Press Holdings	28,000	92
Singapore Telecommunications	40,000	108
StarHub	52,000	161
United Overseas Bank	2,000	32
Wilmar International	25,000	68

		840

Spain — 0.1%
Abertis Infraestructuras	3,168	52
Acciona	666	49
Amadeus IT Holding, Cl A	6,898	173
Banco Santander	5,540	45
Bankia	42,041	22
Distribuidora Internacional de Alimentacion	17,806	113
Enagas	2,650	56
Gas Natural SDG	4,251	76
Grifols *	4,255	148
Iberdrola	15,049	83
Inditex	917	127
International Consolidated Airlines Group *	21,224	62
Red Electrica, Cl B	1,399	69
Repsol, Cl A	5,486	111
Telefonica	7,193	97
Zardoya Otis	3,490	50

		1,333

Sweden — 0.1%
Atlas Copco, Cl B	1,891	46
Atlas Copco, Cl A	1,818	50
Elekta, Cl B	8,720	136
Getinge, Cl B	3,536	119
Hennes & Mauritz, Cl B	1,697	59
Hexagon, Cl B	2,948	74
Husqvarna, Cl B	10,117	61
Industrivarden, Cl C	3,378	56
Investment Kinnevik, Cl B	1,565	33
Lundin Petroleum	3,266	75
Nordea Bank	5,172	49
Skandinaviska Enskilda Banken, Cl A	4,577	39
Svenska Cellulosa, Cl B	3,663	79
Swedish Match	2,237	75
Tele2, Cl B	3,487	63
Telefonaktiebolaget LM Ericsson, Cl B	13,321	133
TeliaSonera	16,045	109

		1,256

Description	Shares	Market Value ($ Thousands)

Switzerland — 0.2%
ABB	2,216	$45
Actelion	1,453	69
Adecco	787	41
Aryzta	892	45
Baloise Holding	537	46
Barry Callebaut	52	50
Cie Financiere Richemont	954	75
EMS-Chemie Holding	292	69
Givaudan	59	62
Holcim	803	59
Kuehne & Nagel International	331	40
Lindt & Spruengli	17	90
Lonza Group	1,119	60
Novartis	1,376	87
Partners Group Holding	160	37
Roche Holding	519	104
Schindler Holding	307	44
SGS, Cl B	17	38
Sika	28	64
Sonova Holding	687	76
Swatch Group, Cl B	139	70
Swatch Group	806	69
Swisscom	463	199
Syngenta	167	67
Transocean	1,794	79
Tyco International	1,163	34

		1,719

United Kingdom — 0.3%
Admiral Group	999	19
AMEC	3,233	53
Anglo American	1,410	43
ARM Holdings	16,396	205
Associated British Foods	1,929	49
AstraZeneca	2,421	114
BG Group	2,539	42
BHP Billiton	1,565	54
BP	6,015	41
British American Tobacco	862	44
British Sky Broadcasting Group	2,333	29
BT Group, Cl A	22,256	84
Bunzl	1,394	23
Burberry Group	1,376	27
Capita	2,265	28
Centrica	21,436	116
Compass Group	2,787	33
Diageo	1,208	35
Ensco, Cl A	1,382	82
Evraz	11,849	50
G4S	5,689	24
GlaxoSmithKline	5,929	129
Imperial Tobacco Group	919	35
Inmarsat	13,208	125
InterContinental Hotels Group	1,657	46
Intertek Group	544	27
J Sainsbury	7,007	39
Johnson Matthey	1,033	40
Kazakhmys	3,817	48
Marks & Spencer Group	4,422	27
National Grid	10,422	119
Next, Cl A	560	34

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Pearson	1,667	$32
Reckitt Benckiser Group	1,075	68
Reed Elsevier	3,034	32
Resolution	5,557	22
Rowan, Cl A	2,081	65
Royal Dutch Shell, Cl B	1,430	51
Royal Dutch Shell, Cl A	1,470	51
SABMiller	864	40
Sage Group	30,277	145
Serco Group	3,002	26
Severn Trent	4,928	126
Shire	3,257	100
Smith & Nephew	12,212	135
Smiths Group	1,958	38
SSE	4,666	108
Tesco	5,643	31
TUI Travel	8,063	37
Tullow Oil	1,901	39
Unilever	1,003	39
United Utilities Group, Cl B	11,669	128
Vodafone Group	34,449	86
WM Morrison Supermarkets	12,482	53

		3,316

Total Foreign Common Stock (Cost $37,404) ($ Thousands)		39,895

EXCHANGE TRADED FUND — 1.0%
iShares iBoxx Investment Grade Corporate Bond Fund	85,729	10,372

Total Exchange Traded Fund (Cost $10,382) ($ Thousands)		10,372

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding	342	28

Consumer Staples — 0.0%
Henkel & KGaA	596	49

Utilities — 0.0%
RWE	2,420	91

Total Preferred Stock (Cost $165) ($ Thousands)		168

CORPORATE OBLIGATIONS — 2.4%

Consumer Discretionary — 0.1%
Johns Hopkins University
5.250%, 07/01/19	$150	180
University of Southern California
5.250%, 10/01/11	100	128
Yale University MTN
2.900%, 10/15/14	250	261

		569

Energy — 0.1%
Chevron
4.950%, 03/03/19	150	179
Shell International Finance BV
3.250%, 09/22/15	250	267
Statoil
2.900%, 10/15/14	250	260

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Total Capital
3.000%, 06/24/15	$250	$264
XTO Energy
6.750%, 08/01/37	300	464

		1,434

Financials — 1.7%
African Development Bank
1.250%, 09/02/16	850	870
1.125%, 03/15/17	200	204
Asian Development Bank
2.750%, 05/21/14	850	879
2.625%, 02/09/15	1,000	1,047
1.125%, 03/15/17	150	153
Bank of Montreal MTN
1.400%, 09/11/17	200	201
Bank of New York Mellon
3.550%, 09/23/21	200	218
Bank of Nova Scotia
3.400%, 01/22/15	300	316
Berkshire Hathaway Finance
5.400%, 05/15/18	250	301
Canadian Imperial Bank of Commerce
2.350%, 12/11/15	250	262
CME Group
5.750%, 02/15/14	200	211
3.000%, 09/15/22	100	102
Commonwealth Bank of Australia NY
1.900%, 09/18/17	150	153
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.375%, 01/19/17	250	269
Council of Europe Development Bank MTN
1.500%, 02/22/17	850	869
European Bank for Reconstruction & Development MTN
1.000%, 02/16/17	600	607
0.750%, 09/01/17	200	200
European Investment Bank
1.125%, 09/15/17	850	857
1.000%, 12/15/17	150	150
Export Development Canada
0.500%, 09/15/15	1,250	1,253
HSBC Holdings
5.100%, 04/05/21	250	295
Inter-American Development Bank
4.500%, 09/15/14	250	268
3.875%, 09/17/19	350	409
1.125%, 03/15/17	300	305
International Bank for Reconstruction & Development
0.875%, 04/17/17	450	456
0.500%, 11/26/13	1,000	1,002
International Finance
2.125%, 11/17/17	750	795
1.000%, 04/24/17	300	303

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

KFW
1.000%, 01/12/15	$1,000	$1,011
0.875%, 09/05/17	200	200
Landwirtschaftliche Rentenbank
1.875%, 09/17/18	550	572
0.875%, 09/12/17	300	300
National Australia Bank
1.600%, 08/07/15	350	355
Nordic Investment Bank
1.000%, 03/07/17	750	759
North American Development Bank
2.400%, 10/26/22	200	202
Oesterreichische Kontrollbank MTN
1.125%, 07/06/15	150	152
Royal Bank of Canada MTN
1.150%, 03/13/15	250	253
Svensk Exportkredit
5.125%, 03/01/17	150	174
Svenska Handelsbanken
2.875%, 04/04/17	200	211
Toronto-Dominion Bank
2.375%, 10/19/16	250	263
Toyota Motor Credit MTN
3.400%, 09/15/21	150	163
3.200%, 06/17/15	100	106
US Bancorp
4.200%, 05/15/14	500	525
Westpac Banking
3.000%, 08/04/15	250	264

		18,465

Health Care — 0.2%
Howard Hughes Medical Institute
3.450%, 09/01/14	1,250	1,313
Johnson & Johnson
5.950%, 08/15/37	300	416
Merck
6.400%, 03/01/28	50	69
Novartis Securities Investment
5.125%, 02/10/19	150	180
Sanofi
4.000%, 03/29/21	150	171

		2,149

Industrials — 0.1%
3M MTN
5.700%, 03/15/37	150	203
General Electric
0.850%, 10/09/15	500	502

		705

Information Technology — 0.2%
Google
3.625%, 05/19/21	150	167
International Business Machines
6.500%, 10/15/13	350	367
Microsoft
1.625%, 09/25/15	1,250	1,286

		1,820

Description	Face Amount ($ Thousands) / Shares	Market Value ($ Thousands)

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/17	$200	$202

Utilities — 0.0%
Hydro-Quebec
2.000%, 06/30/16	250	261
1.375%, 06/19/17	150	152

		413

Total Corporate Obligations (Cost $25,808) ($ Thousands)		25,757

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Inflation Protected Security
3.625%, 04/15/28	805	1,276
2.625%, 07/15/17	17,634	21,131
2.500%, 07/15/16	376	432
2.500%, 01/15/29	1,030	1,469
2.375%, 01/15/17	36,820	42,795
2.375%, 01/15/25	576	776
2.375%, 01/15/27	393	542
2.125%, 02/15/40	394	578
2.125%, 02/15/41	809	1,195
2.000%, 01/15/14	477	492
2.000%, 07/15/14	463	488
2.000%, 01/15/16	373	414
2.000%, 01/15/26	449	588
1.875%, 07/15/15	378	412
1.875%, 07/15/19	1,304	1,588
1.750%, 01/15/28	634	820
1.625%, 01/15/15	529	562
1.625%, 01/15/18	17,335	20,105
1.375%, 07/15/18	1,250	1,455
1.375%, 01/15/20	399	473
1.250%, 07/15/20	588	697
1.125%, 01/15/21	668	785
0.625%, 07/15/21	698	793
0.500%, 04/15/15	812	848
0.125%, 04/15/16	864	909
0.125%, 04/15/17	37,478	40,134
0.125%, 01/15/22	82,476	89,564
0.125%, 07/15/22	2,314	2,512
U.S. Treasury Bills
0.096%, 06/20/13 (B)	85,650	85,608

Total U.S. Treasury Obligations (Cost $314,894) ($ Thousands)		319,441

CASH EQUIVALENT — 8.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.060% **††	85,094,088	85,094

Total Cash Equivalent (Cost $85,094) ($ Thousands)		85,094

Total Investments — 74.9% (Cost $773,573) ($ Thousands)‡		$792,350

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

The open futures contracts held by the Fund at December 31, 2012, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Appreciation (Depreciation) ($ Thousands)
10-Yr Mini - JGB	342	Mar-2013	$(431)
Amsterdam Index	50	Jan-2013	(8)
Australian 10-Year Bond	211	Mar-2013	85
Bovespa Index Total Return Swap Future	330	Feb-2013	380
CAC40 10 Euro	231	Feb-2013	(26)
Canadian 10-Year Bond	159	Mar-2013	(74)
Corn	16	Jul-2013	(54)
Corn	149	Mar-2013	(306)
Corn	(34)	May-2013	8
Corn Total Return Swap Future	46	Mar-2013	(59)
Cotton No. 2	51	Mar-2013	37
Crude Oil	256	Feb-2013	368
Crude Oil	4	Jan-2013	9
Dax Index	32	Mar-2013	(12)
DJ Euro Stoxx 50 Index	927	Mar-2013	(189)
Euro-Bobl	51	Mar-2013	60
Euro-Bund	1,015	Mar-2013	1,782
Euro-Bund Total Return Swap Future	244	Mar-2013	464
Euro-Buxl 30 Year Bond	41	Mar-2013	171
Euro-Schatz	58	Mar-2013	9
Feeder Cattle	4	Jan-2013	4
FTSE 100 Index	331	Mar-2013	(291)
FTSE MIB Index	51	Mar-2013	52
FTSE/JSE Top 40 Index	217	Mar-2013	110
Gasoil Euro	88	Feb-2013	(119)
Gasoline	185	Feb-2013	175
Gasoline	7	Mar-2013	5
Gold	50	Feb-2013	(341)
Hang Seng Index	113	Feb-2013	54
Heating Oil	30	Feb-2013	(1)
H-shares Index	269	Jan-2013	198
IBEX 35 Plus Index	39	Jan-2013	39
Japanese 10-Year Bond	126	Mar-2013	(1,584)
Japanese 10-Year Bond Total Return Swap Future	127	Mar-2013	(1,394)
KOSPI 200 Index	111	Mar-2013	337
Lead Future	23	Jun-2013	17
Lean Hogs	204	Feb-2013	345
Live Cattle	120	Feb-2013	43
Live Cattle	29	Mar-2013	(16)
LME Aluminum	23	Feb-2013	(35)
LME Copper	120	Jun-2013	(347)
LME Copper	9	Mar-2013	21
LME Nickle	14	Jun-2013	(51)
LME Nickle	9	Mar-2013	(26)
LME Zinc	46	Jun-2013	26
LME Zinc	12	Mar-2013	1
Long Gilt 10-Year Bond	257	Mar-2013	146
MINI MSCI EAFE	292	Mar-2013	278
Natural Gas Swap Future	764	Feb-2013	(189)
NYMEX Cocoa	16	Mar-2013	(27)
NYMEX Cocoa	33	May-2013	(71)
NYMEX Coffee	44	Mar-2013	(229)
RBOB Gasoline	31	Feb-2013	121
RTS Total Return Swap Future	2,466	Mar-2013	132
Russell 2000 Index E-MINI	429	Mar-2013	561
S&P 500 Index EMINI	2,214	Mar-2013	(1,097)
S&P Mid 400 Index E-MINI	154	Mar-2013	69
S&P TSE 60 Index	15	Mar-2013	27
SGX S&P CNX Nifty Index	415	Jan-2013	8
Silver	57	Mar-2013	(1,091)
SMI Total Return Swap Futures	198	Mar-2013	(157)
Soybean	139	Mar-2013	(383)
Soybean	29	May-2013	(13)
Soybean Meal	175	Mar-2013	(99)
Soybean Meal Total Return Swap	44	Mar-2013	(8)
Soybean Swap Future	17	Mar-2013	(14)
Sugar No. 11	132	Feb-2013	(199)
Taiwan Index	414	Jan-2013	139
Topix Index	270	Mar-2013	2,316
U.S. 10-Year Treasury Note	777	Mar-2013	(426)
U.S. 10-Year Treasury Note Total Return Swap Future	1,763	Mar-2013	(815)
U.S. 2-Year Treasury Note	106	Mar-2013	6
U.S. 5-Year Treasury Note	42	Mar-2013	(3)
U.S. Long Treasury Bond	157	Mar-2013	(323)
Wheat	41	Mar-2013	(158)
Wheat	13	May-2013	(34)
Wheat	14	Jul-2013	(44)
Wheat Total Return Swap Future	10	Mar-2013	(45)

			$(2,186)

For the peirod ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
1/30/13	AUD	2,200	USD	2,286	$7
1/30/13	CAD	3,400	USD	3,422	8
1/30/13	HKD	18,800	USD	2,426	—
1/30/13-3/20/13	CHF	1,780	USD	1,940	(7)
1/30/13-3/20/13	EUR	205,554	USD	268,267	(2,856)
1/30/13-3/20/13	GBP	48,926	USD	78,909	(593)
1/30/13-3/21/13	JPY	975,200	USD	11,622	338
3/20/13	BRL	3,200	USD	1,496	(52)
3/20/13	ILS	500	USD	132	(1)
3/20/13	KRW	714,100	USD	656	(10)
3/20/13	MXP	16,600	USD	1,294	25
3/20/13	RUB	225,123	USD	7,210	(68)
3/20/13	SGD	700	USD	574	—
3/20/13	TRY	1,200	USD	665	(1)
3/20/13	TWD	2,200	USD	76	—
3/20/13	USD	11,409	BRL	24,300	347
3/20/13	USD	2,761	EUR	2,100	9
3/20/13	USD	22,439	ILS	85,700	485
3/20/13	USD	28,478	KRW	30,931,000	373
3/20/13	USD	36,749	MXP	478,600	(157)
3/20/13	USD	19,345	SGD	23,600	(21)
3/20/13	USD	24,441	TRY	44,200	86
3/20/13	USD	25,866	TWD	747,700	(107)
3/20/13	USD	8,952	ZAR	78,800	242
3/20/13	ZAR	11,900	USD	1,324	(64)
3/21/13	USD	1,716	JPY	143,000	(60)

					$(2,077)

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(23,793)	24,052	$260
Chase Manhattan Bank	(2,278)	2,286	7
JPMorgan Chase Bank	(21,875)	21,956	81
Royal Bank of Scotland	(495,015)	492,594	(2,421)
State Street	(24,766)	24,762	(4)

			$(2,077)

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Accumulation Fund

December 31, 2012

A list of outstanding swap agreements held by the Fund at December 31, 2012, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3-Month LIBOR	0.75%	03/21/18	19,525	$5
JPMorgan Chase Bank	6-Month EURIBOR	1.00%	03/21/18	8,625	43
JPMorgan Chase Bank	3-Month LIBOR	0.50%	03/18/15	87,300	13
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	03/18/15	39,725	9

					$70

Percentages are based on Net Assets of $1,058,535 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield at time of purchase.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase. (1) In U.S. Dollars unless otherwise indicated.

ADR— American Depositary Receipt

AUD— Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KRW — Korean wan

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXP — Mexican Peso

NYMEX — New York Mercantile Exchange

PLC— Public Limited Company

RBOB — Reformulated Blendstock for Oxygenate Blending

RTS — Russian Trading Systems Index

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

‡	At December 31, 2012, the tax basis cost of the Fund’s investments was $773,573($ Thousands), and the unrealized appreciation and depreciation were $21,094 ($ Thousands) and ($2,317) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$319,441	$—	$319,441
Sovereign Debt	1,567	265,288	—	266,855
Common Stock	44,768	—	—	44,768
Corporate Obligations	—	25,757	—	25,757
Foreign Common Stock	37,634	2,261	—	39,895
Exchange Traded Fund	10,372	—	—	10,372
Preferred Stock	168	—	—	168
Cash Equivalent	85,094	—	—	85,094

Total Investments in Securities	$179,603	$612,747	$—	$792,350

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(2,186)	$—	$—	$(2,186)
Forwards*	—	(2,077)	—	(2,077)
Interest Rate Swaps	—	70	—	70

Total Other Financial Instruments	$(2,186)	$(2,007)	$—	$(4,193)

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or rounded to $0.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 40.5%

Consumer Discretionary — 8.0%
Armored Autogroup
9.250%, 11/01/2018	$400	$339
Caesars Entertainment Operating
8.500%, 02/15/2020 (A)	700	694
Caesars Operating Escrow
9.000%, 02/15/2020 (A)	250	250
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (A)	125	127
Expedia
5.950%, 08/15/2020	1,480	1,647
GRD Holdings III
10.750%, 06/01/2019 (A)	700	702
Laureate Education
9.250%, 09/01/2019 (A)	850	888
Live Nation Entertainment
7.000%, 09/01/2020 (A)	110	115
Mastro’s Restaurants
12.000%, 06/01/2017 (A)	270	281
MDC Partners
11.000%, 11/01/2016 (A)	350	385
11.000%, 11/01/2016	85	93
Sitel
11.000%, 08/01/2017 (A)	550	558
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	250	232
Taylor Morrison Communities
7.750%, 04/15/2020 (A)	350	371
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	1,500	1,549
Univision Communications
6.875%, 05/15/2019 (A)	400	416
WMG Acquisition
11.500%, 10/01/2018	825	953
6.000%, 01/15/2021 (A)	150	158
Wok Acquisition
10.250%, 06/30/2020 (A)	160	170

		9,928

Consumer Staples — 1.2%
Bumble Bee Acquisition
9.000%, 12/15/2017 (A)	400	430
US Foodservice
8.500%, 06/30/2019 (A)	1,000	1,020

		1,450

Energy — 5.7%
BreitBurn Energy Partners
7.875%, 04/15/2022 (A)	500	519
Crestwood Midstream Partners
7.750%, 04/01/2019 (A)	450	467
7.750%, 04/01/2019	110	114
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	260	259
Eagle Rock Energy Partners
8.375%, 06/01/2019 (A)	750	765
8.375%, 06/01/2019	270	275
EPL Oil & Gas
8.250%, 02/15/2018 (A)	150	154

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Exterran Holdings
7.250%, 12/01/2018	$600	$636
Inergy Midstream
6.000%, 12/15/2020 (A)	600	620
Legacy Reserves
8.000%, 12/01/2020 (A)	350	357
Magnum Hunter Resources
9.750%, 05/15/2020 (A)	1,000	1,037
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	560	603
8.250%, 04/15/2018	200	212
SandRidge Energy
8.125%, 10/15/2022	300	329
7.500%, 03/15/2021	500	535
7.500%, 02/15/2023	200	214

		7,096

Financials — 14.7%
Blackstone Holdings Finance
4.750%, 02/15/2023 (A)	250	266
Caribbean Development Bank
4.375%, 11/09/2027 (A)	1,000	997
CEVA Group
8.375%, 12/01/2017 (A)	970	955
Citigroup
5.950%, 12/29/2049 (B)	1,250	1,266
City National Bank
5.375%, 07/15/2022	500	541
Entertainment Properties Trust
5.750%, 08/15/2022 †	400	415
General Electric Capital, Ser A
7.125%, 12/31/2049 (B)	1,000	1,130
Hospitality Properties Trust
5.000%, 08/15/2022 †	1,000	1,058
Infinity Property & Casualty
5.000%, 09/19/2022	300	313
ING US
5.500%, 07/15/2022 (A)	900	977
Itau Unibanco Holding
5.125%, 05/13/2023 (A)	250	256
Jefferies Group
6.875%, 04/15/2021	1,000	1,120
Jones Lang LaSalle
4.400%, 11/15/2022	550	562
Kennedy-Wilson
8.750%, 04/01/2019 (A)	1,000	1,065
8.750%, 04/01/2019	445	474
Nationstar Mortgage
9.625%, 05/01/2019 (A)	101	113
7.875%, 10/01/2020 (A)	200	211
Penske Truck Leasing L.P.
4.875%, 07/11/2022 (A)	750	775
Prudential Financial
5.875%, 09/15/2042 (B)	600	630
5.625%, 06/15/2043 (B)	1,250	1,295
Schahin II Finance SPV
5.875%, 09/25/2022 (A)	1,500	1,601
StanCorp Financial Group
5.000%, 08/15/2022	1,000	1,051
Susquehanna Bancshares
5.375%, 08/15/2022	800	854

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

USI Holdings
9.750%, 05/15/2015 (A)	$400	$410

		18,335

Health Care — 1.7%
Apria Healthcare Group
12.375%, 11/01/2014	575	569
11.250%, 11/01/2014	450	465
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	740	659
Symbion
8.000%, 06/15/2016	350	361

		2,054

Industrials — 3.4%
AWAS Aviation Capital
7.000%, 10/17/2016 (A)	1,212	1,279
Ceridian
8.875%, 07/15/2019 (A)	350	380
Coleman Cable
9.000%, 02/15/2018	200	215
Dun & Bradstreet
4.375%, 12/01/2022	750	766
FTI Consulting
6.000%, 11/15/2022 (A)	250	259
HD Supply
8.125%, 04/15/2019 (A)	40	45
Intcomex
13.250%, 12/15/2014	77	80
Logo Merger Sub
8.375%, 10/15/2020 (A)	250	251
Marquette Transportation
10.875%, 01/15/2017	50	52
ServiceMaster
7.000%, 08/15/2020 (A)	450	451
Thermadyne Holdings
9.000%, 12/15/2017	500	532
Transnet SOC
4.000%, 07/26/2022 (A)	150	151

		4,461

Information Technology — 3.9%
Avaya PIK
10.125%, 11/01/2015	500	447
CyrusOne
6.375%, 11/15/2022 (A)	500	521
First Data
6.750%, 11/01/2020 (A)	480	485
Harbinger Group
7.875%, 07/15/2019 (A)	600	595
Infor US
9.375%, 04/01/2019	300	337
Open Solutions
9.750%, 02/01/2015 (A)	460	369
Sabre
8.500%, 05/15/2019 (A)	500	532
Sabre Holdings
8.350%, 03/15/2016	500	533
Stream Global Services
11.250%, 10/01/2014	365	381

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group
10.125%, 07/01/2020	$600	$683

		4,883

Materials — 1.9%
AngloGold Ashanti Holdings
5.125%, 08/01/2022	200	203
APERAM
7.750%, 04/01/2018 (A)	600	528
Eldorado
6.125%, 12/15/2020 (A)	700	712
Horsehead Holding
10.500%, 06/01/2017 (A)	110	116
IAMGOLD
6.750%, 10/01/2020 (A)	150	146
Kaiser Aluminum
8.250%, 06/01/2020	225	245
Mirabela Nickel
8.750%, 04/15/2018 (A)	261	225
Sawgrass Merger Sub
8.750%, 12/15/2020 (A)	150	151

		2,326

Total Corporate Obligations (Cost $48,869) ($ Thousands)		50,533

LOAN PARTICIPATIONS — 29.3%
ACA Capital Holdings
5.500%, 08/15/2017	750	758
AmWINS Group
9.250%, 12/06/2019	10	10
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	190	191
Ardent Medical Services, 1st Lien Term Loan (D)
0.000%, 05/19/2018	500	504
Aspect Software
6.250%, 05/07/2016	36	36
Associated Partners
0.000%, 12/24/2015	750	—
Associated Partners, 1st Lien Term Loan (D)(E)
6.710%, 12/24/2015 (C)	750	731
Assuramed Holding, 1st Lien Term Loan
5.500%, 10/23/2019	350	353
Astoria Generating, Cov-Lite Term Loan
8.500%, 10/26/2017	200	200
Asurion, 1st Lien
5.500%, 05/24/2018	500	505
Ceridian, Extended Term Loan
5.959%, 05/09/2017	640	638
CHG Healthcare
5.000%, 11/13/2019	750	749
Clean Harbor, Bridge Loan
0.000%, 04/29/2013 (D)(E)	600	—
Confie Seguros Holding II, 1st Lien
6.500%, 11/08/2018	150	148
Constellation Brands, Bridge Loan
0.000%, 12/30/2013 (D)(E)	250	—

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPM Holdings
10.250%, 02/16/2018	$200	$202
6.250%, 08/16/2017	340	342
Cunningham Lindsey, 1st Lien Cov-Lite
5.000%, 10/18/2019	200	201
David’s Bridal, Initial Term Loan
5.000%, 10/05/2019	550	551
Deltek Systems, 1st Lien Term Loan
6.000%, 10/04/2018	400	403
Deltek Systems, 2nd Lien Term Loan
10.000%, 10/04/2019	100	101
Endurance International, 1st Lien Term Loan
6.250%, 11/06/2019	450	450
Endurance International, 2nd Lien Term Loan
10.250%, 11/06/2019	300	299
Entrust Ltd. Canada, Term Loan
0.000%, 11/02/2019 (D)	109	108
Entrust, U.S., 1st Lien Term Loan
5.311%, 11/02/2019	241	238
EP Energy, Term Loan
5.000%, 04/10/2018	650	654
Equinox Fitness Club, 1st Lien
0.000%, 11/16/2019 (D)	500	504
EquiPower Resource Holdings
5.500%, 12/21/2018	229	232
Essential Power LLC
5.500%, 08/07/2019	986	999
Excelitas Technologies
5.000%, 11/29/2016	100	100
Fibertech Networks LLC, Term Loan B
0.000%, 11/26/2019	300	302
First Data
5.211%, 03/24/2017	500	490
First Data, Term Loan
4.211%, 03/24/2018	280	266
Fleetpride, 1st Lien
5.250%, 11/15/2019	550	550
Fleetpride, 2nd Lien
9.250%, 11/16/2019	250	245
Flexera Software, 2nd Lien
11.000%, 09/30/2018	150	152
Fly Leasing
5.750%, 08/07/2018	514	515
GCA Services Group, 1st Lien Term Loan Cov-Lite
0.000%, 10/11/2019	100	100
GCA Services Group, 2nd Lien Term Loan Cov-Lite (D)
9.250%, 10/11/2020	150	148
Go Daddy Operating
5.500%, 12/17/2018	500	501
GOGO LLC
11.250%, 06/21/2017	248	250
Grocery Outlet, 1st Lien
7.000%, 11/26/2018	1,500	1,497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Guitar Center, Extended Term Loan
5.560%, 04/09/2017	$500	$481
Harbourvest Partners LLC, 1st Lien
4.750%, 11/20/2017	900	901
HD Supply, Term Loan
7.250%, 10/12/2017	499	511
Helm Financial, Term Loan
6.250%, 06/01/2017	149	149
Homeward Residential
8.250%, 08/07/2017	140	140
Intrawest ULC, 1st Lien Term Loan
7.000%, 12/03/2017	1,500	1,502
IPC Information Systems
7.750%, 07/31/2017	70	68
IPC Systems, 1st Lien
7.750%, 07/31/2017	200	195
Istar Financial
0.000%, 03/19/2017 (D)	25	26
jacons Entertainment, 1st Lien Term Loan
6.250%, 10/26/2018	400	396
Keystone Automotive Operations, Term Loan
9.750%, 03/30/2016	40	40
Korons, 1st Lien
5.500%, 10/26/2019	800	809
Laureate Education
5.250%, 06/15/2018	180	178
Level 3 Communications
5.250%, 08/01/2019	210	212
McJunkin Red Man, Term Loan
6.250%, 10/24/2019	600	602
MedQuist, Term Loan B
6.750%, 08/15/2019	550	527
MISYS PLC, 2nd Lien
12.000%, 06/06/2019	250	257
Mitel Networks, 2nd Lien Hybrid Term Loan
7.311%, 08/16/2015	350	346
Multi-Packaging Solutions, 1st Lien
6.000%, 12/04/2019	100	100
NAB Holdings LLC
7.000%, 04/24/2018	247	248
Navistar International
7.000%, 08/17/2017	170	170
Nuveen Investments
5.813%, 05/13/2017	106	107
5.810%, 05/13/2017	144	144
One Call Medical
7.000%, 08/22/2019	840	840
Open Solutions
2.435%, 01/23/2014	140	132
OSI Restaurant, 1st Lien Term Loan B
4.750%, 10/23/2019	200	202
Osmose Holdings, 1st Lien
6.750%, 11/26/2018	750	750

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Osmose, Delayed Draw
0.000%, 11/26/2018 (D)(E)	$85	$—
P2ES Holdings
6.000%, 11/16/2018	21	20
P2ES Holdings, 1st Lien
6.000%, 11/16/2018	1,029	1,021
P2ES Holdings, 2nd Lien
10.000%, 11/15/2019	200	199
Panolam Industries International
7.250%, 08/23/2017	238	236
Paradigm
6.500%, 07/24/2019	500	499
Pierre Foods, Term Loan, 1st Lien
5.750%, 06/20/2017	500	505
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	750	760
PLATO, 1st Lien
7.500%, 05/17/2018	99	98
PRA International, 1st Lien Term Loan (D)
0.000%, 12/10/2017	300	299
PRA International, 2nd Lien Term Loan
0.000%, 06/10/2019 (D)	250	252
RedPrairie
6.000%, 07/31/2018	78	78
Regent Seven Seas Cruises
6.250%, 12/21/2018	494	500
RGIS Services
5.500%, 10/03/2017	748	753
Rock Ohio Caesars
8.500%, 08/18/2017	95	98
0.000%, 08/18/2017 (D)(E)	35	—
SABRE, Extended Term Loan
5.962%, 12/29/2017	497	500
Shelf Drilling
6.250%, 12/31/2018	150	148
Smart & Final, Term Loan
5.750%, 11/08/2019	250	250
Sophos Public
6.500%, 05/10/2019	10	10
Southern Graphic Systems, 1st Lien Cov-Lite
5.000%, 10/11/2019	450	450
Sumtotal Systems
6.250%, 10/25/2019	5	5
Sumtotal Systems, Cov-Lite Term Loan
6.250%, 10/25/2019	845	840
The Harvard Drug Group LLC, Term Loan B
6.000%, 10/04/2019	261	262
The Harvard Drug Group, LLC
0.000%, 10/04/2019	39	—
Tomkins, 1st Lien Cov-Lite
5.250%, 11/05/2018	200	202
Transtar Industries, 1st Lien Term Loan
9.750%, 10/02/2018	300	302
Transtar Industries, 2nd Lien Term Loan
9.750%, 10/02/2019	150	152

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Travelport, Extended Term Loan
0.000%, 08/23/2015 (D)	$40	$38
Univision Communications, Extended Term Loan B
4.462%, 03/31/2017	1,000	983
US Foodservice, 1st Lien
5.750%, 03/31/2017	200	199
Wall Street Systems, 1st Lien
5.750%, 10/24/2019	550	549
Wall Street Systems, 2nd Lien Cov-Lite Term Loan
9.250%, 04/24/2020	150	150
Warner Music Group, Cov-Lite Term Loan
5.250%, 10/25/2018	100	101
Wilsonart International Holdings, 1st Lien Term Loan
5.500%, 10/24/2019	800	805

Total Loan Participations (Cost $36,004) ($ Thousands)		36,520

COLLATERALIZED DEBT OBLIGATIONS — 26.6%

Financials — 4.7%
Marathon CLO, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (A)(C)	750	641
Rockwall CDO, Ser 2006-1A, Cl A2L
0.963%, 08/01/2021 (A)(B)	200	154
BlackRock Senior Income Series, Ser 2004-1A
16.376%, 09/15/2016 (A)(C)	950	478
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.813%, 08/01/2021 (A)(B)	1,700	1,479
Rockwall CDO, Ser 2007-1A, Cl A1LB
0.863%, 08/01/2024 (A)(B)(C)	3,200	2,505
Whitehorse II
0.000%, 06/15/2017 (A)(B)(C)	11	550

		5,807

Other Asset-Backed Securities — 21.9%
ARES CLO, Ser 2013-3A, Cl SUB
0.000%, 01/17/2024 (A)(C)	750	725
Battalion CLO, Ser 2012-2A, Cl B
3.187%, 11/15/2019 (A)(B)(C)	500	488
Black Diamond CLO, Ser 2007-1A, Cl C
1.003%, 04/29/2019 (A)(B)	1,100	942
Callidus Debt Partners Clo Fund VI, Ser 2007-6A, Cl B
1.567%, 10/23/2021 (A)(B)(C)	500	435
Carlyle Global Market Strategies, Ser 2012-3A, Cl SUB
0.275%, 10/04/2024 (A)(C)	750	735

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centurion CDO VII, Ser 2004-7A, Cl B2
1.713%, 01/30/2016 (A)(B)	$750	$739
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.879%, 09/15/2035 (A)(B)(C)	800	767
Finn Square CLO, Ser 2012-1A, Cl SUB
0.207%, 12/24/2023 (A)(C)	1,000	983
FM Leveraged Capital Fund II, Ser 2006-2A, Cl C
1.160%, 11/15/2020 (A)(B)	1,000	903
Gleneagles CLO, Ser 2005-1A, Cl B
0.863%, 11/01/2017 (A)(B)	600	555
Global Leveraged Capital Credit Opportunity Fund, Ser 2006- 1A, Cl C
1.319%, 12/20/2018 (A)(B)	1,550	1,288
Global Leveraged Capital Credit Opportunity Fund, Ser 2006- 1A, Cl B
0.919%, 12/20/2018 (A)(B)(C)	1,000	890
Grayson CLO, Ser 2006-1A, Cl A2
0.723%, 11/01/2021 (A)(B)	700	600
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.457%, 01/15/2023 (A)(C)	1,000	958
GSC Partners CDO Fund
0.000%, 11/20/2016 to 11/20/16 (A)(B)(C)	2	753
GSC Partners CDO Fund, Ser 2004-5X, Cl B
1.684%, 11/20/2016 (B)(C)	1,000	960
GSC Partners CDO Fund, Ser 2005-6A, Cl B
1.167%, 10/23/2017 (A)(B)	750	697
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.312%, 05/25/2020 (A)(B)	750	697
KKR Financial CLO 2007-1, Ser 2007-1A, Cl D
2.560%, 05/15/2021 (A)(B)	1,350	1,255
Knightsbridge CLO, Ser 2007-1A, Cl C
3.097%, 01/11/2022 (A)(B)	300	285
Knightsbridge CLO, Ser 2007-1A, Cl D
5.347%, 01/11/2022 (A)(B)	300	289
Liberty CLO, Ser 2005-1A, Cl A3
0.813%, 11/01/2017 (A)(B)	1,600	1,424
Marathon Clo II, Ser 2005-2A, Cl C
2.179%, 12/20/2019 (A)(B)	600	552
MKP CBO I, Ser 2004-3A, Cl A2
0.962%, 05/08/2039 (A)(B)(C)	397	388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/2020 (A)(C)	$1,000	$998
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (A)	1,000	995
Shinnecock CLO, Ser 2006-1A, Cl C
1.240%, 07/15/2018 (A)(B)	500	445
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.697%, 01/29/2040 (A)(B)(C)	750	706
Summit Lake CLO, Ser 2005-1A, Cl C1A
9.627%, 02/24/2018 (C)	400	244
T2 Income Fund CLO, Ser 2007- 1A, Cl D
3.090%, 07/15/2019 (A)(B)	350	308
T2 Income Fund CLO, Ser 2007- 1A, Cl C
1.840%, 07/15/2019 (A)(B)	250	232
TCW Global Project Fund, Ser 2004-1A, Cl A2A
1.690%, 06/15/2016 (A)(B)(C)	850	759
TCW Global Project Fund, Ser 2005-1A, Cl A1
1.068%, 09/01/2017 (A)(B)(C)	1,250	1,195
TCW Global Project Fund, Ser 2005-1A, Cl A2
1.268%, 09/01/2017 (A)(B)(C)	500	415
West Coast Funding, Ser 2006- 1A, Cl A1A
0.432%, 11/02/2041 (A)(B)(C)	1,920	1,817
Westchester CLO, Ser 2007-1A, Cl A1B
0.653%, 08/01/2022 (A)(B)	1,000	889

		27,311

Total Collateralized Debt Obligations (Cost $32,112) ($ Thousands)		33,118

ASSET-BACKED SECURITIES — 10.3%

Mortgage Related Security — 1.7%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A3
0.358%, 09/25/2036 (B)	1,105	1,063
Argent Securities, Ser 2005-W3, Cl A2D
0.547%, 11/25/2035 (B)	469	421
Asset Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.258%, 12/25/2034 (B)	750	618

		2,102

Other Asset-Backed Securities — 8.6%
Aerco, Ser 2000-2A, Cl A3
0.668%, 07/15/2025 (A)(B)	1,997	1,408

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

Description	Face Amount ($ Thousands) /Shares/Contracts	Market Value ($ Thousands)

Airplanes Pass-Through Trust, Ser 2001-1A
0.759%, 03/15/2019 (B)	$1,655	$795
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (A)(C)	950	901
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A)(B)	907	762
Castle Trust, Ser 2003-1AW, Cl A1
0.959%, 05/15/2027 (A)(B)	25	23
Cerberus Offshore Levered I, Ser 2012-1A, Cl C
6.321%, 11/30/2018 (A)(B)(C)	300	302
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012- BIZ
0.825%, 12/15/2049 (A)(C)	802	594
Newstar Trust, Ser 2012-2A, Cl D
6.560%, 01/20/2023 (A)(B)(C)	500	501
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.651%, 08/27/2047 (A)(B)	2,152	1,894
South Coast Funding, Ser 2004- 5A, Cl A1
0.673%, 08/06/2039 (A)(B)	668	647
Willis Engine Securitization Trust, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A)(C)	1,983	1,974
Zais Investment Grade, Ser 2004- 6A, Cl A2A
1.726%, 07/27/2018 (A)(B)	1,000	935

		10,736

Total Asset-Backed Securities (Cost $12,360) ($ Thousands)		12,838

PREFERRED STOCK — 1.0%

Financials — 1.0%
Ares VII CLO (A)(B)	400	239
Reinsurance Group of America (B)	40,000	1,085

Total Preferred Stock (Cost $1,232) ($ Thousands)		1,324

EXCHANGE TRADED FUND — 0.3%
iShares MSCI Spain (F)	10,668	323

Total Exchange Traded Fund (Cost $240) ($ Thousands)		323

Total Investments — 108.0% (Cost $130,817)($ Thousands) ††		$134,656

PURCHASED OPTIONS *‡ — 0.2%
Financial Select Sector SPDR Fund, Call, Expires 01/19/13, Strike Price $16.00	3,539	205

Description	Contracts	Market Value ($ Thousands)

iShares MSCI Spain Index Fund, Call, Expires 04/20/13, Strike Price $30.00	491	$89
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/13, Strike Price $20.00	668	1
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/13, Strike Price $18.00	904	1
ProShares UltraShort 20+ Year Treasury, Call, Expires 03/16/13, Strike Price $16.00	106	7
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/13, Strike Price $21.00	658	1
ProShares UltraShort 20+ Year Treasury, Put, Expires 01/19/13, Strike Price $19.00	89	1
ProShares UltraShort 20+ Year Treasury, Put, Expires 01/19/13, Strike Price $15.00	815	6

Total Purchased Options (Proceeds $593) ($ Thousands)		311

WRITTEN OPTIONS *‡— (0.3)%
iShares MSCI Spain Index Fund, Call, Expires 01/19/13, Strike Price $29.00	(70)	(12)
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/13, Strike Price $20.00	(668)	(143)
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/13, Strike Price $19.00	(658)	(214)
ProShares UltraShort 20+ Year Treasury, Put, Expires 03/16/13, Strike Price $15.00	(106)	(4)
ProShares UltraShort 20+ Year Treasury, Put, Expires 01/19/13, Strike Price $15.00	(904)	(7)

Total Written Options (Premiums Received $391) ($ Thousands)		(380)

Percentages are based on a Net Assets of $124,660 ($ Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust.

‡	For the period ended December 31, 2012, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012. The date reported on the Schedule of Investments is the final maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2012 was $23,395 ($ Thousands) and represented 18.77% of Net Assets.

(D)	Unsettled bank loan. Interest rate not available.

(E)	Unfunded bank loan.

(F)	Security, or a portion thereof has been pledged as collateral on open written option contracts.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

SPV — Special Purpose Vehicle

††	At December 31, 2012, the tax basis cost of the Fund’s investments was $130,817 ($ Thousands), and the unrealized appreciation and depreciation were $4,542 ($ Thousands) and ($703) ($ Thousands) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2012, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$ (1,500)	WESTF 2012-A A	$ (1,500)
(810)	Jefferies Group Inc.	(810)
(2,451)	Apria Healthcare	(2,451)
(975)	General Electric Capital	(975)
(1,307)	Bumble Bee Acquisition	(1,307)
(1,993)	Bumble Bee Acquisition	(1,993)
(337)	Entertainment Properties	(337)
(1,039)	Armored Autogroup	(1,039)
(285)	Sandridge Energy	(285)
(819)	Sabre Holdings Corp.	(819)
(953)	Eagle Rock Entertainment Partners	(953)
(514)	SCF 5A A1	(514)
(343)	GCLO 2006-1A A2	(343)
(492)	Sandridge Energy	(492)
(597)	Ceva Group PLC	(597)
(509)	Ceasars Entertainment	(509)
(1,347)	WESTC 2006-1A A1A	(1,347)
(253)	ARSI 2005-W3 A2D	(253)
(1,233)	Triax 2006-1A A1	(1,233)
(1,021)	Aerco 2A A3	(1,021)
(697)	Princess Juliana Inc	(697)
(1,028)	Prudential Financial	(1,028)

		$(20,502)

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$50,533	$—	$50,533
Loan Participations	—	35,789	731	36,520
Collateralized Debt Obligations	—	13,758	19,360	33,118
Asset-Backed Securities	—	10,270	2,568	12,838
Preferred Stock	—	1,324	—	1,324
Exchange Traded Fund	323	—	—	323

Total Investments in Securities	$323	$111,674	$22,659	$134,656

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option Contracts	$311	$—	$—	$311
Written Option Contracts	(380)	—	—	(380)
Reverse Repurchase
Agreements	(20,502)	—	—	(20,502)

Total Other Financial Instruments	$(20,571)	$—	$—	$(20,571)

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Income Fund

December 31, 2012

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the value ($ Thousands):

	Loan Participations	Collateralized Debt Obligations	Asset-Backed
Beginning balance as of October 1, 2012	$—	$14,433	$2,689
Accrued discounts/premiums	—	59	1
Realized gain/(loss)	—	342	13
Change in unrealized appreciation/(depreciation)		374	(15)
Purchases	731	5,768	—
Sales	—	(2,866)	(120)
Net transfer into Level 3	—	1,250	—
Net transfer out of Level 3	—	—	—

Ending balance as of December 31, 2012	$731	$19,360	$2,568

Changes in unrealized gains (losses) included in earnings Related to securities held at reporting date	$—	$361	$16

Amounts designated as “—” are $0 or have been rounded to $0.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of December 31, 2012. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at December 31, 2012	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
Collateralized Debt Obligations	$19,360	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	401-2110

		Option Adjusted Spread off prior day’s Broker price over the 3 month LIBOR	Indicative Quote	478

		Option Adjusted Spread off prior day’s vendor price over the 3 month LIBOR	Indicative Quote	397

		Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	418-1320

		Cost	Trade Price

Loan Participations	$731	Cost	Trade Price

Asset-Backed	$2,568	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	959

		Option Adjusted Spread off prior day’s Broker price over the 3 month LIBOR	Indicative Quote	418

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 16.1%

Australia — 1.0%
Arrium	505,230	$477
BHP Billiton	118,970	4,583
Rio Tinto	16,970	1,163
Stockland †	43,070	158

		6,381

Brazil — 1.7%
Petroleo Brasileiro, Cl A ADR	281,000	5,456
Vale, Cl B ADR	256,680	5,211

		10,667

Canada — 3.4%
Agnico-Eagle Mines (A)	19,180	1,004
Agrium	13,759	1,370
Allied Properties, Cl A †	9,130	303
Artis, Cl Trust Unit †	4,800	75
Cameco	56,330	1,108
Cominar, Cl Trust Unit †	13,160	298
Dundee, Cl A (Canada) †	14,360	540
Goldcorp	91,860	3,374
Kinross Gold	220,890	2,143
Morguard †	8,470	155
New Gold *	130,680	1,445
Primaris Retail, Cl Trust Unit †	18,100	489
RioCan, Cl Trust Unit †	8,960	248
Suncor Energy	119,270	3,918
Teck Resources, Cl B	67,560	2,453
West Fraser Timber, Cl O	6,410	451
Yamana Gold	77,200	1,327

		20,701

Cayman Islands — 0.0%
KWG Property Holding	225,500	169

China — 0.5%
China Petroleum & Chemical, Cl H	2,666,000	3,020

France — 0.3%
Total	34,900	1,795

Germany — 0.3%
BASF	21,900	2,054

Hong Kong — 0.0%
Evergrande Real Estate Group	315,000	173

Italy — 0.7%
Eni	185,130	4,476

Japan — 0.5%
JFE Holdings	102,900	1,907
MMC Norilsk Nickel ADR	62,150	1,145

		3,052

Netherlands — 1.5%
Koninklijke DSM	33,346	2,013
Royal Dutch Shell, Cl A	219,302	7,510

		9,523

Norway — 0.3%
Aker Solutions	54,690	1,110

Description	Shares	Market Value ($ Thousands)

Statoil	38,680	$966

		2,076

Russia — 0.7%
Gazprom OAO ADR	430,700	4,074

Singapore — 0.1%
Mapletree Commercial Trust †	126,000	126
UOL Group	34,000	166

		292

South Africa — 0.3%
Exxaro Resources	79,150	1,577

Sweden — 0.2%
Lundin Petroleum	45,110	1,037

Thailand — 0.5%
Banpu	118,650	1,598
PTT	133,700	1,451

		3,049

United Kingdom — 4.1%
Anglo American	97,830	3,012
BG Group	212,330	3,495
BP	1,059,280	7,314
InterContinental Hotels Group	5,553	154
Johnson Matthey	18,820	727
Mondi	106,260	1,156
Rio Tinto	122,440	6,989
Royal Dutch Shell, Cl B	71,010	2,510

		25,357

Total Foreign Common Stock (Cost $97,875) ($ Thousands)		99,473

COMMON STOCK — 12.6%

Consumer Discretionary — 0.1%
NVR	160	147
PulteGroup	8,400	153

		300

Consumer Staples — 0.2%
Bunge	15,040	1,093

Energy — 6.7%
Anadarko Petroleum, Cl A	35,880	2,666
Cabot Oil & Gas	15,810	786
Chevron	53,900	5,829
Devon Energy	26,880	1,399
Diamond Offshore Drilling	16,280	1,106
EOG Resources	17,220	2,080
Exxon Mobil	170,530	14,759
Halliburton	41,450	1,438
Helmerich & Payne	13,520	757
Hess	27,090	1,435
Murphy Oil	18,590	1,107
Noble Energy	9,850	1,002
Occidental Petroleum	44,820	3,434
Schlumberger, Cl A	29,680	2,057
Seadrill	39,740	1,462

		41,317

Financials — 4.2%
Ashford Hospitality Trust	52,440	551
Associated Estates Realty †	22,280	359

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Description	Shares	Market Value ($ Thousands)

AvalonBay Communities †	3,770	$511
BioMed Realty Trust †	15,870	307
Boston Properties †	6,670	706
Brandywine Realty Trust †	22,040	269
BRE Properties, Cl A †	4,620	235
CBL & Associates Properties	3,330	71
Chesapeake Lodging Trust †	14,560	304
Corporate Office Properties Trust †	10,320	258
CubeSmart †	39,270	572
DDR †	48,260	756
Douglas Emmett †	13,370	311
Duke Realty †	9,850	137
Equity Residential †	12,930	733
Essex Property Trust †	2,160	317
Extra Space Storage †	10,000	364
Federal Realty Investment Trust †	1,100	114
Forest City Enterprises, Cl A *	10,167	164
General Growth Properties †	43,850	870
Glimcher Realty Trust	22,310	247
Granite †	11,540	439
HCP †	18,230	824
Health Care †	12,300	754
Home Properties †	3,150	193
Host Hotels & Resorts †	45,000	705
Inland Real Estate †	9,670	81
Kilroy Realty †	4,240	201
Kimco Realty †	18,820	364
Kite Realty Group Trust †	29,498	165
Lexington Realty Trust †	34,130	357
Liberty Property Trust †	7,100	254
LTC Properties †	11,030	388
Macerich †	2,970	173
Mack-Cali Realty †	10,920	285
Mid-America Apartment Communities †	7,390	478
Omega Healthcare Investors	6,750	161
Parkway Properties †	35,793	501
Pebblebrook Hotel Trust †	3,600	83
Post Properties †	4,720	236
ProLogis †	24,190	883
PS Business Parks †	900	58
Public Storage †	5,420	786
Ramco-Gershenson Properties †	26,030	346
Realty Income †	7,870	316
Retail Opportunity Investments †	25,490	328
RLJ Lodging Trust †	23,160	449
Ryman Hospitality Properties †	12,660	487
Select Income †	12,220	303
Senior Housing Properties Trust †	23,340	552
Simon Property Group †	18,860	2,982
SL Green Realty †	1,520	116
Sovran Self Storage †	9,230	573
Spirit Realty Capital †	22,873	407
STAG Industrial †	10,870	195
Strategic Hotels & Resorts * †	37,940	243
Tanger Factory Outlet Centers †	10,090	345
UDR †	3,640	86
Ventas †	12,350	799
Vornado Realty Trust †	9,840	788
Weyerhaeuser †	10,520	293

		26,133

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 0.0%
Fortune Brands Home & Security	4,990	$146

Information Technology — 0.1%
EPR Properties, Cl A	2,630	121
Realogy Holdings *	12,496	524

		645

Materials — 1.3%
Commercial Metals, Cl A	101,560	1,509
Freeport-McMoRan Copper & Gold, Cl B	45,080	1,542
Monsanto	31,550	2,986
North American Palladium *	537,600	699
United States Steel	31,620	755
Xstrata	43,420	747

		8,238

Total Common Stock (Cost $74,810) ($ Thousands)		77,872

CORPORATE OBLIGATIONS — 7.6%

Consumer Discretionary — 1.0%
CBS
3.375%, 03/01/22	$585	608
Comcast
6.450%, 03/15/37	185	237
DIRECTV Holdings
3.800%, 03/15/22 to 03/15/22 (A)	745	769
Dollar General
4.125%, 07/15/17	94	99
Kohl’s
3.250%, 02/01/23	232	225
Macy’s Retail Holdings
3.875%, 01/15/22	675	719
Marriott International
3.000%, 03/01/19	380	391
NBCUniversal Media
4.375%, 04/01/21	210	236
News America
6.150%, 02/15/41	165	209
4.500%, 02/15/21	260	297
3.000%, 09/15/22 (A)	235	236
Omnicom Group
3.625%, 05/01/22	167	174
Reed Elsevier Capital
8.625%, 01/15/19	475	612
Time Warner
4.000%, 01/15/22	355	389
Time Warner Cable
4.000%, 09/01/21	360	395
WPP Finance 2010
4.750%, 11/21/21 (A)	460	498
Wynn Las Vegas
5.375%, 03/15/22 (A)	285	303

		6,397

Consumer Staples — 0.3%
Altria Group
4.750%, 05/05/21	210	238
Delhaize Group
6.500%, 06/15/17	320	363

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kroger
3.400%, 04/15/22	$443	$458
Reynolds American
3.250%, 11/01/22	330	331
Tyson Foods
4.500%, 06/15/22	630	682

		2,072

Energy — 1.5%
DCP Midstream
4.750%, 09/30/21(A)	220	234
Encana
3.900%, 11/15/21	685	744
Energy Transfer Partners
6.125%, 02/15/17	200	232
5.200%, 02/01/22	465	530
Enterprise Products Operating
5.200%, 09/01/20	165	197
Equities
4.875%, 11/15/21	290	311
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/16	340	381
KazMunayGas National
7.000%, 05/05/20(A)	325	405
Kinder Morgan Energy Partners
3.950%, 09/01/22	685	733
Korea National Oil
3.125%, 04/03/17(A)	465	488
Marathon Petroleum
5.125%, 03/01/21	391	460
Nabors Industries
4.625%, 09/15/21	360	387
Noble Energy
8.250%, 03/01/19	153	201
4.150%, 12/15/21	475	524
Petrobras International Finance
5.375%, 01/27/21	345	389
Petronas Capital
5.250%, 08/12/19(A)	330	392
Phillips 66
4.300%, 04/01/22(A)	460	514
Spectra Energy Capital
6.200%, 04/15/18	315	383
Transocean
2.500%, 10/15/17	288	291
Weatherford International
4.500%, 04/15/22	460	488
Williams
3.700%, 01/15/23	502	506
Williams Partners
4.000%, 11/15/21	585	626

		9,416

Financials — 2.5%
American International Group
6.400%, 12/15/20	325	403
4.875%, 06/01/22	230	263
American Tower †
4.700%, 03/15/22	365	404
Bank of America MTN
5.000%, 05/13/21	640	730

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barclays Bank
7.625%, 11/21/22	$414	$414
6.625%, 03/30/22	390	606
Capital One Financial
4.750%, 07/15/21	350	404
Citigroup
5.950%, 12/29/49(B)	790	800
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.950%, 11/09/22	357	365
DNB Bank
3.200%, 04/03/17(A)	465	495
Fifth Third Bancorp
3.500%, 03/15/22	190	199
Ford Motor Credit
5.000%, 05/15/18	710	783
Goldman Sachs Group
5.750%, 01/24/22	165	195
5.250%, 07/27/21	350	399
3.625%, 02/07/16	225	238
Hartford Financial Services Group
5.125%, 04/15/22	655	756
HCP†
5.375%, 02/01/21	455	518
2.700%, 02/01/14	220	224
Health Care †
5.250%, 01/15/22	695	774
Healthcare Realty Trust †
5.750%, 01/15/21	285	320
Host Hotels & Resorts †
5.250%, 03/15/22(A)	190	208
HSBC Holdings PLC
4.000%, 03/30/22	680	745
ING Bank
2.000%, 09/25/15(A)	665	670
IPIC GMTN
3.750%, 03/01/17(A)	460	490
JPMorgan Chase
7.900%, 04/29/49(B)	209	237
5.400%, 01/06/42	175	211
4.500%, 01/24/22	360	407
Lincoln National
4.200%, 03/15/22	185	198
MetLife
5.700%, 06/15/35	80	98
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	275	299
Morgan Stanley MTN
5.500%, 07/28/21	585	664
Nationwide Financial Services
5.375%, 03/25/21(A)	470	501
Prudential Financial
5.625%, 06/15/43(B)	365	378
SLM MTN
7.250%, 01/25/22	450	496
Vesey Street Investment Trust I
4.404%, 09/01/16(C)	198	214

		15,106

Health Care — 0.1%
Laboratory Corp of America Holdings
2.200%, 08/23/17	68	70

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Watson Pharmaceuticals
3.250%, 10/01/22	$239	$244
WellPoint
3.300%, 01/15/23	230	236

		550

Industrials — 0.2%
ADT
3.500%, 07/15/22(A)	91	89
BE Aerospace
5.250%, 04/01/22	280	297
CSX
4.750%, 05/30/42	470	506
Embraer
5.150%, 06/15/22	149	163
Republic Services
5.250%, 11/15/21	320	377

		1,432

Information Technology — 0.3%
Baidu
2.250%, 11/28/17	248	250
Hewlett-Packard
4.650%, 12/09/21	175	176
Intel
4.800%, 10/01/41	265	292
Oracle
3.875%, 07/15/20	215	242
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	535	556

		1,516

Materials — 0.6%
Alcoa
5.400%, 04/15/21	265	276
AngloGold Ashanti Holdings
5.375%, 04/15/20	265	273
Ball
5.000%, 03/15/22	280	300
Basell Finance BV
8.100%, 03/15/27(A)	220	294
CRH America
5.750%, 01/15/21	240	265
Dow Chemical
5.250%, 11/15/41	215	240
4.250%, 11/15/20	210	233
4.125%, 11/15/21	270	296
International Paper
7.950%, 06/15/18	295	381
4.750%, 02/15/22	315	357
Vale
5.625%, 09/11/42	645	700

		3,615

Telecommunication Services — 0.6%
AT&T
5.550%, 08/15/41	245	294
3.000%, 02/15/22	275	286
British Telecommunications
5.950%, 01/15/18	355	424
2.000%, 06/22/15	200	206
Deutsche Telekom International Finance BV
4.875%, 03/06/42(A)	500	534

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Rogers Communications
4.000%, 06/06/22	$60	$63
Telecom Italia Capital
7.175%, 06/18/19	260	302
Telefonica Emisiones SAU
5.462%, 02/16/21	200	213
Verizon Communications
7.350%, 04/01/39	350	519
Virgin Media Finance
5.250%, 02/15/22	200	212
Vodafone Group
6.150%, 02/27/37	385	509

		3,562

Utilities — 0.5%
CMS Energy
5.050%, 03/15/22	185	206
Constellation Energy Group
5.150%, 12/01/20	70	80
FirstEnergy Solutions
6.800%, 08/15/39	165	185
6.050%, 08/15/21	350	401
Midamerican Energy Holdings
6.125%, 04/01/36	390	492
Nisource Finance
6.125%, 03/01/22	240	288
ONEOK
4.250%, 02/01/22	460	500
Pacific Gas & Electric
4.500%, 12/15/41	185	198
Perusahaan Listrik Negara
5.500%, 11/22/21 (A)	440	497
Talent Yield Investments
4.500%, 04/25/22 (A)	495	538

		3,385

Total Corporate Obligations (Cost $44,950) ($ Thousands)		47,051

ASSET-BACKED SECURITIES — 3.2%

Automotive — 1.0%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/17	665	668
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/16	960	960
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/19 (A)	435	444
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/16	580	587
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/17 (A)	566	567
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/18	240	240
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/18	170	175

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Master Owner Trust, Ser 2012-AA
0.790%, 11/15/17 (A)	$773	$773
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (A)	670	672
Santander Drive Auto Receivables Trust, Ser 2012-6, Cl A2
0.470%, 09/15/15	680	680
SMART Trust, Ser 2012-4US, Cl A2A
0.670%, 06/14/15	460	460

		6,226

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/18	1,320	1,324
Chase Issuance Trust, Ser 2012- A8, Cl A8
0.540%, 10/16/17	725	724
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.578%, 11/15/19 (B)	540	541
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	870	869
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/18	1,000	1,010
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/20	755	766
GE Capital Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/22	650	650
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 10/15/12	380	384

		6,268

Other Asset-Backed Securities — 1.2%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	605	609
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/16	1,200	1,218
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.609%, 09/15/17 (A) (B)	906	905
CIT Canada Equipment Receivables Trust, Ser 2012- 1A, Cl A1
1.705%, 07/22/13 (A)	134	134
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/16 (A)	270	271
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.908%, 10/15/12 (A) (B)	1,390	1,430

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/16	$1,485	$1,486
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.701%, 10/31/12 (B)	1,075	1,075

		7,128

Total Asset-Backed Securities (Cost $19,573) ($ Thousands)		19,622

MORTGAGE-BACKED SECURITIES — 3.0%

Agency Mortgage-Backed Obligations — 0.9%
FNMA
6.000%, 05/01/38 to 05/01/41	5,168	5,663

Non-Agency Mortgage-Backed Obligations — 2.1%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	845	961
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.996%, 05/15/46 (B)	965	1,137
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	860	990
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/45	1,060	1,148
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	1,030	1,055
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD11, Cl A4
5.812%, 06/15/49 (B)	960	1,119
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LD12, Cl A4
5.882%, 02/15/51 (B)	930	1,097
JPMorgan Chase Commercial Mortgage Securities, Ser 2007- LDPX, Cl A3
5.420%, 01/15/49	925	1,070
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/40	885	1,016
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/49	1,220	1,431
Motel 6 Trust, Ser MTL6, Cl A2
1.948%, 10/05/25 (A)	590	594
Wachovia Bank Commercial Mortgage Trust, Ser 2006- WL7A
0.327%, 09/15/21 (A) (B)	778	768

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Description	Face Amount ($ Thousands) / Contracts	Market Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A3
2.875%, 12/15/45	$496	$512

		12,898

Total Mortgage-Backed Securities (Cost $18,048) ($ Thousands)		18,561

SOVEREIGN DEBT — 0.1%
Royal Bank of Scotland
9.500%, 03/16/22 (B)	124	146
Qatar Government International Bond
4.500%, 01/20/22 (A)	355	407

Total Sovereign Debt (Cost $516) ($ Thousands)		553

U.S. TREASURY OBLIGATIONS — 52.4%
U.S. Treasury Inflation Protected Security
2.625%, 07/15/17	31,715	42,415
2.500%, 07/15/16	35,810	47,138
2.375%, 01/15/17	2,665	3,553
2.000%, 01/15/14	12,935	16,711
2.000%, 07/15/14	44,760	57,962
2.000%, 01/15/16	7,075	9,142
1.875%, 07/15/15	85,618	103,646
1.625%, 01/15/15	35,775	46,044
1.375%, 07/15/18	13,490	16,845
1.250%, 04/15/14	5,075	5,719
0.625%, 07/15/21	3,685	4,299
0.500%, 04/15/15	5,215	5,808
0.125%, 04/15/16	3,620	3,995

Total U.S. Treasury Obligations (Cost $361,636) ($ Thousands)		363,277

Total Investments — 98.8% (Cost $617,408) ($ Thousands) ††		$626,409

PURCHASED OPTIONS *‡ — 0.0%
S&P 500 ETF Trust, Put, Expires:
03/16/13, Strike Price $1,375	75	194

Total Purchased Options (Proceeds $686) ($Thousands)		194

WRITTEN OPTIONS *‡— 0.0%
S&P 500 ETF Trust, Put, Expires:
03/16/13, Strike Price $1,200	(75)	(39)

Total Written Options (Premiums Received $300) ($Thousands)		(39)

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Cattle	(79)	Feb-2013	$(66)
Cattle Feeder	(36)	Jan-2013	(30)
Cocoa	84	Mar-2013	(203)
Cotton	(49)	Mar-2013	(62)
Gas Oil	(15)	Feb-2013	(20)
Gasoline	20	Feb-2013	143
Gold	(28)	Feb-2013	199
Heating Oil	(18)	Feb-2013	(69)
Lean Hogs	107	Feb-2013	20
LME Copper	(7)	Mar-2013	36
Natural Gas	38	Jan-2013	(100)
Platinum	90	Apr-2013	(294)
Silver	(7)	Mar-2013	138
Soybean	32	Mar-2013	(245)
Soybean Meal	54	Mar-2013	(135)
Soyben Oil	(104)	Mar-2013	107
Sugar	(55)	Feb-2013	39
U.S. 10-Year Treasury Note	(133)	Mar-2013	36
U.S. 2-Year Treasury Note	(49)	Mar-2013	(3)
U.S. 5-Year Treasury Note	(82)	Mar-2013	7
U.S. Long Treasury Bond	(21)	Mar-2013	37
Wheat	47	Mar-2013	(212)

			$(677)

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of December 31, 2012 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$ (22,157)	UBS 0.30%	$(22,157)
(32,553)	UBS 0.30%	(32,553)
(4,226)	UBS 0.30%	(4,226)
(11,730)	UBS 0.33%	(11,730)
(2,606)	UBS 0.26%	(2,606)

		$(73,272)

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
1/3/13	USD	10,570	BRL	21,690	$19
1/3/13-5/3/21	BRL	43,380	USD	20,841	(296)
1/15/13	AUD	11,057	USD	11,571	106
1/15/13	CHF	1,318	USD	1,413	(28)
1/15/13	CNY	17,354	USD	2,763	(19)
1/15/13	GBP	15,554	USD	24,860	(421)
1/15/13	JPY	67,092	USD	815	39
1/15/13	NOK	15,455	USD	2,722	(54)
1/15/13	RUB	154,850	USD	4,963	(93)
1/15/13	SEK	5,896	USD	880	(26)
1/15/13	SGD	314	USD	257	—
1/15/13	THB	72,493	USD	2,361	(8)
1/15/13	USD	1,444	CHF	1,318	(4)
1/15/13	USD	14,895	CNY	93,556	105
1/15/13	ZAR	17,815	USD	2,043	(53)
1/15/13- 1/17/13	EUR	20,017	USD	25,887	(505)
1/15/13- 1/31/13	CAD	27,798	USD	28,121	208
1/17/13	USD	6	EUR	4	—
1/31/13	USD	34	CAD	34	—

					$(1,030)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(1,444)	1,441	$(4)
Barclays PLC	(2,958)	2,902	(56)
Brown Brothers Harriman	(28,291)	27,782	(509)
Citigroup	(1,167)	1,168	1
Deutsche Bank	(184)	185	1
Goldman Sachs	(25,582)	25,474	(107)
HSBC	(257)	257	—
JPMorgan Chase Bank	(5,167)	5,042	(125)
Royal Bank of Canada	(52,529)	52,315	(215)
Standard Bank	(17,083)	17,165	81
UBS	(22,933)	22,836	(97)

			$(1,030)

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

A list of outstanding swap agreements held by the Fund at December 31, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CDX-NA IGS19V1-5Y	SELL	1.00	12/20/17		(3,760)	$(1)
Bank of America	Societe Generale	SELL	3.00	12/20/17	EUR	(550)	15
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17		(500)	7
Deutsche Bank	Bank Of America Corporation	SELL	1.00	09/20/17		(450)	22

							$43

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Depreciation
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/12/42	2,790,000	$(45)

					$(45)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 17 Bps	04/15/13	735	$2
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 17 Bps	04/15/13	1,059	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 17 Bps	04/15/13	58,970	154
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	05/15/13	1,177	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	05/15/13	627	-
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/15/13	113	113
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 16 Bps	05/15/13	843	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	07/15/13	1,628	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	07/15/13	1,057	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 11 Bps	08/15/13	12,338	31
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	08/19/13	3,053	8
Bank of America	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 10 Bps	09/16/13	1,533	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 11 Bps	09/16/13	2,707	7
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 11 Bps	09/16/13	4,855	12
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 17 Bps	10/15/13	1,137	1
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 15 Bps	10/15/13	1,558	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13 Bps	10/15/13	1,117	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 15 Bps	10/15/13	1,425	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 15 Bps	10/15/13	1,522	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 13.5 Bps	10/15/13	1,615	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 15 Bps	10/15/13	999	2
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 12 Bps	10/15/13	1,650	4
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 21 Bps	12/16/13	1,011	3
UBS Warburg	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 21 Bps	12/16/13	813	2
JPMorgan Chase Bank	S&P 500 Total Return Index	Index Return	1-Month USD LIBOR Plus 23 Bps	01/15/14	1,998	26
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWAR	0.16%	Index Return	03/15/13	(3,915)	38
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWAR	0.16%	Index Return	03/15/13	(2,272)	(25)
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWAR	0.15%	Index Return	03/15/13	(80,319)	(779)
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWAR	0.16%	Index Return	03/15/13	(28,616)	(278)

						$(641)

For the period ended December 31, 2012, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

Percentages are based on Net Assets of $618,594 ($Thousands).

†	Real Estate Investment Trust.

‡	For the period ended December 31, 2012, the total amount of all open purchased options and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.
*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2012.

(C)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on December 31, 2012. The coupon on a step bond changes on a specified date.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

FNMA — Fannie Mae

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

NOK — Norwegian Krone

PLC — Public Limited Company

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

††	At December 31, 2012, the tax basis cost of the Fund’s investments was $617,408 ($ Thousands), and the unrealized appreciation and depreciation were $13,370 ($ Thousands) and ($4,369) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$99,473	$—	$—	$99,473
Common Stock	77,872	—	—	77,872
Corporate Obligations	—	47,051	—	47,051
Asset-Backed Securities	—	19,622	—	19,622
Mortgage-Backed Securities	—	18,561	—	18,561
Sovereign Debt	—	553	—	553
U.S. Treasury Obligations	—	363,277	—	363,277

Total Investments in Securities	$177,345	$449,064	$—	$626,409

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$194	$—	$—	$194
Written Options	(39)	—	—	(39)
Futures Contracts *	(677)	—	—	(677)
Reverse Repurchase
Agreements	(73,272)	—	—	(73,272)
Forwards Contracts*	—	(1,030)	—	(1,030)
Credit Default Swaps*	—	43	—	43
Interest Rate Swaps*	—	(45)	—	(45)
Total Return Swaps*	—	(641)	—	(641)

Total Other Financial Instruments	$(73,794)	$(1,673)	$—	$(75,467)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Consolidated Schedule of Investments (Unaudited)

Multi-Asset Inflation Managed Fund

December 31, 2012

As of December 31, 2012, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $5.3 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	43,552	—	(901)	42,651
Maximum potential amount of future payments	—	1,675,115	—	3,760,000	5,435,115
Recourse provisions with third parties to recover any amountspaid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread*on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 100	—	—	3,760,000.00	—	—	3,760,000.00
101 - 200	—	—	1,675,115	—	—	1,675,115
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	—	—	5,435,115	—	—	5,435,115

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2012

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)

SOVEREIGN DEBT — 22.1%

Government — 22.1%
Bundesrepublik Deutschland
4.000%, 07/04/16	EUR	10,925	$16,366
Canadian Government Bond
2.000%, 06/01/16	CAD	23,930	24,595
Japan Government Five Year Bond
0.500%, 03/20/16	JPY	2,084,450	24,416
United Kingdom Gilt
4.000%, 09/07/16	GBP	13,465	24,638

Total Sovereign Debt (Cost $90,772) ($ Thousands)			90,015

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Inflation Protected Security
3.875%, 04/15/29		1,137	1,884
3.625%, 04/15/28		1,048	1,662
3.375%, 01/15/32		390	642
2.625%, 07/15/17		594	712
2.500%, 07/15/16 to 01/15/29		2,135	2,711
2.375%, 01/15/17 to 01/15/27		4,080	5,351
2.125%, 01/15/19 to 02/15/41		2,478	3,387
2.000%, 01/15/14 to 01/15/26		6,020	6,708
1.875%, 07/15/15 to 07/15/19		2,300	2,653
1.750%, 01/15/28		975	1,262
1.625%, 01/15/15 to 01/15/18		2,448	2,698
1.375%, 07/15/18 to 01/15/20		2,393	2,816
1.250%, 04/15/14 to 07/15/20		3,103	3,534
1.125%, 01/15/21		2,084	2,448
0.750%, 02/15/42		1,386	1,518
0.625%, 07/15/21		2,237	2,543
0.500%, 04/15/15		1,753	1,829
0.125%, 04/15/16 to 07/15/22		9,469	10,172
U.S. Treasury Note
1.750%, 05/31/16 (A)		27,380	28,601

Total U.S. Treasury Obligations (Cost $81,917) ($ Thousands)			83,131

MORTGAGE-BACKED SECURITIES — 9.6%

Agency Mortgage-Backed Obligations — 9.6%
FHLMC
2.500%, 05/27/16		7,295	7,783
FNMA
5.250%, 09/15/16		6,570	7,693
FNMA TBA
3.500%, 01/01/41		14,694	15,665
3.000%, 01/15/43		7,578	7,941

Total Mortgage-Backed Securities (Cost $38,984) ($ Thousands)			39,082

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 1.3%
iShares FTSE A50 China Index	3,514,900	$5,052

Total Exchange Traded Fund (Cost $4,858) ($ Thousands)		5,052

Total Investments — 53.9% (Cost $216,531)($ Thousands) †		$217,280

A list of the open futures contracts held by the Fund at December 31, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	9	Mar-2013	$(10)
Euro-Bobl	75	Mar-2013	57
Euro-Bund	9	Mar-2013	9
Long Gilt 10-Year Bond	6	Mar-2013	(4)
Mini Japan 10-YR Government	8	Mar-2013	(9)
S&P 500 Index EMINI	410	Mar-2013	330
S&P TSE 60 Index	10	Mar-2013	13
Topix Index	25	Mar-2013	67
U.S. 10-Year Treasury Note	21	Mar-2013	(19)
U.S. 5-Year Treasury Note	170	Mar-2013	(23)

			$411

For the period ended December 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
1/17/13	EUR	12,899	USD	16,878	$(129)
1/17/13	USD	390	EUR	295	(1)
1/17/13	USD	192	GBP	118	—
1/17/13-5/10/21	GBP	15,404	USD	24,792	(245)
1/31/13-3/15/13	CAD	24,794	USD	25,146	254
2/8/13-3/15/13	JPY	2,522,176	USD	29,795	608
3/15/13	USD	1,814	CAD	1,796	(12)
3/15/13	USD	4,904	JPY	413,024	(124)

					$351

A listof the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2012, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays PLC	(41,905)	41,532	$(372)
Brown Brothers Harriman	(1,688)	1,690	2
Citigroup	(5,096)	4,973	(124)
Deutsche Bank	(25,061)	25,629	569
Royal Bank of Canada	(24,892)	25,146	254
Royal Bank of Scotland	(4,781)	4,803	22

			$351

For the period ended December 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2012

A summary of outstanding swap agreements held by the Fund at December 31, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation ($ Thousands)
Bank of A merica	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(535)	$34
Bank of A merica	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(257)	12
Bank of A merica	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(842)	30
Bank of A merica	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(703)	24
Bank of A merica	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(832)	29
Bank of A merica	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(663)	9
Bank of A merica	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(1,470)	5
Bank of A merica	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(860)	3
Bank of A merica	Itraxx Europe C rossover 17-V1	SELL	5.00	06/20/17	EUR	(140)	18
C itibank	Cdx.Na.Hy.18-V1 Index	SELL	5.00	06/20/17		(1,238)	38
C itibank	Cdx.Na.Hy.19-V1 Index	SELL	5.00	12/20/17		(770)	5
C itibank	Cdx.Na.Hy.19-V1 Index	SELL	5.00	12/20/17		(330)	6
C itibank	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(1,180)	1
C itibank	Itraxx Europe 17-V1	SELL	1.00	06/20/17	EUR	(650)	11
C itibank	Itraxx Europe C rossover 17-V1	SELL	5.00	06/20/17	EUR	(340)	14
C itigroup	Cdx.Na.Hy.19-V1 Index	SELL	5.00	12/20/17		(210)	3
C itigroup	Cdx.Na.Hy.19-V1 Index	SELL	5.00	12/20/17		(240)	2
C itigroup	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(850)	2
C itigroup	Itraxx Europe 17-V1	SELL	1.00	06/20/17	EUR	(50)	1
C itigroup	Itraxx Europe 17-V1	SELL	1.00	06/20/17	EUR	(430)	4
C itigroup	Itraxx Europe C rossover 17-V1	SELL	5.00	06/20/17	EUR	(520)	42
C redit Suisse	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(12,400)	18
Deutsche Bank	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(840)	1
Deutsche Bank	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(1,430)	–
Deutsche Bank	Cdx.Na.Ig.19-V1 Index	SELL	1.00	12/20/17		(930)	–
Deutsche Bank	Itraxx Europe C rossover 17-V1	SELL	5.00	06/20/17	EUR	(210)	6
Goldman Sachs	Itraxx Europe C rossover 18-V1	SELL	5.00	12/20/17	EUR	(200)	4
JPMorgan Chase Bank	Itraxx Europe C rossover 17-V1	SELL	5.00	06/20/17	EUR	(60)	7
M organ Stanley	Cdx.Na.Hy.19-V1 Index	SELL	5.00	12/20/17		(300)	1
M organ Stanley	Itraxx Europe 18-V1	SELL	1.00	12/20/17	EUR	(170)	1
M organ Stanley	Itraxx Europe C rossover 17-V1	SELL	5.00	06/20/17	EUR	(330)	10
							$341

For the period ended December 31, 2012, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2012

Percentages are based on a Net Assets of $407,254 ($ Thousands)

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

CAD — Canadian Dollar

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

JPY — Japanese Yen

PLC — Public Limited Company

S&P — Standard & Poor’s

TBA — To Be Announced

USD — U.S. Dollar

†	At December 31, 2012, the tax basis cost of the Fund’s investments was $216,531 ($ Thousands), and the unrealized appreciation and depreciation were $2,567 ($ Thousands) and ($1,818) ($ Thousands) respectively.

The following is a summary of the inputs used as of December 31, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	—	90,015	—	90,015
U.S. Treasury Obligations	—	83,131	—	83,131
Mortgage-Backed Securities	—	39,082	—	39,082
Exchange Traded Fund	5,052	—	—	5,052

Total Investments in Securities	$5,052	$212,228	$—	$217,280

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$411	$—	$—	$411
Forwards Contracts*	351	—	—	351
Credit Default Swaps*	—	341	—	341

Total Other Financial Instruments	$762	$341	$—	$1103

*	Futures contracts, Forwards and Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

As of December 31, 2012, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $31.0 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	—	—	—	340,517	340,517
Maximum potential amount of future payments	—	—	—	30,965,813	30,965,813
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Schedule of Investments (Unaudited)

Multi-Asset Capital Stability Fund

December 31, 2012

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]	—	—	—	—	—	—
0 - 100	—	—	19,960,000	—	—	19,960,000
101 - 200	—	—	1,713,909	—	—	1,713,909
201 - 300	—	—	—	—	—	—
301 - 400	—	—	9,291,905	—	—	9,291,905
Greater than 400	—	—	—	—	—	—

Total	—	—	30,965,814	—	—	30,965,814

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2012

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: February 28, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: February 28, 2013